PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
680 8th Street
Des Moines, Iowa 50392-2080

May 19, 2010
Dear Shareholder:
A Special Meeting of Shareholders of Principal Variable Contracts Funds, Inc. (“PVC”) will be held at 680 8th Street, Des Moines, Iowa
50392-2080, on July 8, 2010 at 10:30 a.m., Central Time.
At the meeting, the shareholders of each of the series of PVC listed in the first column below ( each, an “Acquired Fund”) will be asked to consider and approve a Plan of Acquisition (a “Plan”) providing for its reorganization into the corresponding PVC series listed in the second column below (each, an “Acquiring Fund”).
ACQUIRED FUND	ACQUIRING FUND
Short-Term Bond Account	Short-Term Income Account
Government & High Quality Bond Account	Mortgage Securities Account
MidCap Value Account II	MidCap Blend Account
MidCap Growth Account I	MidCap Blend Account
International SmallCap Account	Diversified International Account

As an investor through a variable annuity contract or variable life insurance policy issued through an Insurance Company, you can instruct your Insurance Company as to how to vote on the proposed reorganizations. At the special meeting of shareholders, your Insurance
Company will vote on as instructed by you and other investors holding contracts or policies through your Insurance Company.
Under the Plan: (i) each Acquiring Fund will acquire all the assets, subject to all the liabilities, of the corresponding Acquired Fund in exchange for shares of the Acquiring Funds; (ii) the Acquiring Fund shares will be distributed to the shareholders of the Acquired Fund; and
(iii) the Acquired Fund will liquidate and terminate (the “Reorganization”). As a result of the Reorganization, each shareholder of an
Acquired Fund will become a shareholder of the corresponding Acquiring Fund. The total value of all shares of each Acquiring Fund issued in the Reorganization will equal the total value of the net assets of each corresponding Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the closing date of the
Reorganization. Holders of Class 1 (and Class 2 shares where applicable) of the Acquired Fund will receive, respectively, Class 1 (and
Class 2 shares where applicable) of the Acquiring Funds. The Reorganization is expected to occur as of the close of regularly scheduled trading on the NYSE on July 16, 2010. Each share class of the Acquired Funds will vote in the aggregate for the respective Reorganizations.
The value of your investment will not be affected by the Reorganization. Furthermore, in the opinion of legal counsel, no gain or loss will be recognized by any shareholder for federal income tax purposes as a result of the Reorganization.
*****
Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus, and a voting instruction card for the shares of the Acquired Funds attributable to your variable contract or policy as of May 3, 2010, the record date for the Meeting. The Proxy
Statement/Prospectus provides background information and describes in detail the matters to be voted on at the Meeting.
The Board of Directors has unanimously voted in favor of the proposed Reorganization and recommends that you vote FOR the
Proposal.
In order for shares to be voted at the Meeting, we urge you to read the Proxy Statement/Prospectus and then complete and mail your voting instruction card(s) in the enclosed postage-paid envelope, allowing sufficient time for receipt by us by July 6, 2009. As a convenience, we offer three options by which to vote your shares:
By Internet: Follow the instructions located on your voting instruction card.
By Phone: The phone number is located on your voting instruction card. Be sure you have your control number, as printed on your voting instruction card, available at the time you call.
By Mail: Sign your voting instruction card and enclose it in the postage-paid envelope provided in this proxy package.
We appreciate your taking the time to respond to this important matter. Your vote is important. If you have any questions regarding the
Reorganization, please call our shareholder services department toll free at 1-800-222-5852.

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
680 8th Street
Des Moines, Iowa 50392-2080

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of the Short-Term Bond Account, Government & High Quality Bond Account, MidCap Value Account II,
MidCap Growth Account I, and International SmallCap Account:

Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of the Short-Term Bond Account, Government & High
Quality Bond Account, MidCap Value Account II, MidCap Growth Account I, and International SmallCap Account (collectively, the
Acquired Funds), each a separate series of Principal Variable Contracts Funds, Inc. (“PVC”), will be held at 680 8th Street, Des Moines, Iowa
50392-2080, on July 8, 2010 at 10:30 a.m., Central Time. A Proxy Statement/Prospectus providing information about the following proposals to be voted on at the Meeting is included with this notice. The Meeting is being held to consider and vote on such proposals as well as any other business that may properly come before the Meeting or any adjournment thereof:

Proposal 1:	Approval of a Plan of Acquisition providing for the reorganization of the Short-Term Bond Account into the Short-Term
Income Account. (Only shareholders of the Short-Term Bond Account will vote on this proposal)

Proposal 2:	Approval of a Plan of Acquisition providing for the reorganization of the Government & High Quality Bond Account into the Mortgage Securities Account. (Only shareholders of the Government & High Quality Bond Account will vote on this proposal)

Proposal 3:	Approval of a Plan of Acquisition providing for the reorganization of the MidCap Value Account II into the MidCap
Blend Account. (Only shareholders of the MidCap Value Account II will vote on this proposal)

Proposal 4:	Approval of a Plan of Acquisition providing for the reorganization of the MidCap Growth Account I into the MidCap
Blend Account. (Only shareholders of the MidCap Growth Account I will vote on this proposal)

Proposal 5:	Approval of a Plan of Acquisition providing for the reorganization of the International SmallCap Account into the
Diversified International Account. (Only shareholders of the Diversified International Account will vote on this proposal)

The Board of Directors of PVC recommends that shareholders of the Acquired Funds vote FOR the Proposals.

Approval of each Proposal will require the affirmative vote of the holders of at least a “Majority of the Outstanding Voting Securities”
(as defined in the accompanying Proxy Statement/Prospectus) of the applicable Acquired Fund.

Each shareholder of record at the close of business on May 3, 2010 is entitled to receive notice of and to vote at the Meeting.

Please read the attached Proxy Statement/Prospectus.

By order of the Board of Directors

Nora M. Everett
President

May 19, 2010
Des Moines, Iowa

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
680 8th Street
Des Moines, Iowa 50392-2080
—————————
PROXY STATEMENT/PROSPECTUS
SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD JULY 8, 2010
RELATING TO THE REORGANIZATION OF:
1)	THE SHORT-TERM BOND ACCOUNT INTO THE SHORT-TERM INCOME ACCOUNT
2)	THE GOVERNMENT & HIGH QUALITY BOND ACCOUNT INTO THE MORTGAGE SECURITIES ACCOUNT
3)	THE MIDCAP VALUE ACCOUNT II INTO THE MIDCAP BLEND ACCOUNT
4)	THE MIDCAP GROWTH ACCOUNT I INTO THE MIDCAP BLEND ACCOUNT
5)	THE INTERNATIONAL SMALLCAP ACCOUNT INTO THE DIVERSIFIED INTERNATIONAL ACCOUNT
This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Directors (the “Board” or “Directors”)
of Principal Variable Contracts Funds, Inc. (“PVC”) of proxies to be used at a Special Meeting of Shareholders of PVC to be held at 680 8th
Street, Des Moines, Iowa 50392-2080, on July 8, 2010, at 10:30 a.m., Central Time (the “Meeting”).
At the Meeting, the shareholders of each of the series of PVC listed in the first column below ( each, an “Acquired Fund”) will be asked to consider and approve a Plan of Acquisition (a “Plan”) providing for its reorganization into the corresponding PVC series listed in the second column below (each, an “Acquiring Fund”).
ACQUIRED FUND	ACQUIRING FUND
Short-Term Bond Account	Short-Term Income Account
Government & High Quality Bond Account	Mortgage Securities Account
MidCap Value Account II	MidCap Blend Account
MidCap Growth Account I	MidCap Blend Account
International SmallCap Account	Diversified International Account
All shares of the Acquired Funds are owned of record by sub-accounts of separate accounts ("Separate Accounts") of an Insurance
Company established to fund benefits under variable annuity contracts and variable life insurance policies (each a "Contract") issued by an
Insurance Company. Persons holding Contracts are referred to herein as "Contract Owners."
Under the Plan: (i) each Acquiring Fund will acquire all the assets, subject to all the liabilities, of the corresponding Acquired Fund in exchange for shares of the Acquiring Funds; (ii) the Acquiring Fund shares will be distributed to the shareholders of the Acquired Fund; and
(iii) the Acquired Fund will liquidate and terminate (the “Reorganization”). As a result of the Reorganization, each shareholder of an
Acquired Fund will become a shareholder of the corresponding Acquiring Fund. The total value of all shares of each Acquiring Fund issued in the Reorganization will equal the total value of the net assets of each corresponding Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the closing date of the
Reorganization. Holders of Class 1 shares of the Acquired Funds will receive Class 1 shares of the Acquiring Funds. The Reorganization is expected to occur as of the close of regularly scheduled trading on the NYSE on July 16, 2010. All share classes of each Acquired Fund will vote in the aggregate and not by class with respect to the Reorganization. The terms and conditions of the Reorganization are more fully described below in this Proxy Statement/Prospectus and the Form of Plans of Acquisition which are attached hereto as Appendix A.
This Proxy Statement/Prospectus contains information shareholders should know before voting on the Reorganization. Please read it carefully and retain it for future reference. The Annual and Semi-Annual Reports to Shareholders of PVC contain additional information about the investments of the Acquired and Acquiring Funds, and the Annual Report contains discussions of the market conditions and investment strategies that significantly affected these Funds during the fiscal year ended December 31, 2009. Copies of these reports may be obtained at no charge by calling our shareholder services department toll free at 1-800-247-4123.
A Statement of Additional Information dated May 19, 2010, 2010 (the “Statement of Additional Information”) relating to this Proxy
Statement/Prospectus has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this Proxy
Statement/Prospectus. PVC’s Prospectus, dated May 1, 2010 and as supplemented (“PVC Prospectus”), and the Statement of Additional
Information for PVC, dated May 1, 2010 and as supplemented (“PVC SAI”), have been filed with the SEC and, insofar as they relate to the
Acquired Funds, are incorporated by reference into this Proxy Statement/Prospectus. Copies of these documents may be obtained without charge by writing to PVC at the address noted above or by calling our shareholder services department toll free at 1-800-222-5852. You may also call our shareholder services department toll fee at 1-800-222-5852 if you have any questions regarding the Reorganization.
PVC is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the
“1940 Act”) and files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 100 F Street, N.E., Washington, D.C. 20549 (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8089). Such materials are also available on the
SEC’s EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to publicinfo@sec.gov or by writing to the SEC’s Public Reference Room.
The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy
Statement/Prospectus. Any representation to the contrary is a criminal offense.
The date of this Proxy Statement/Prospectus is May 19, 2010 2010.

TABLE OF CONTENTS

Page

INTRODUCTION	4
THE REORGANIZATION	4
PROPOSAL 1: APPROVAL OF A PLAN OF ACQUISITION
PROVIDING FOR THE REORGANIZATION OF
THE SHORT-TERM BOND ACCOUNT
INTO THE SHORT-TERM INCOME ACCOUNT	5
Comparison of Acquired and Acquiring Funds	5
Comparison of Investment Objectives and Strategies	6
Fees and Expenses of the Funds	7
Comparison of Principal Investment Risks	8
Performance	9
Board Consideration of the Reorganization	10
PROPOSAL 2: APPROVAL OF A PLAN OF ACQUISITION
PROVIDING FOR THE REORGANIZATION OF
THE GOVERNMENT & HIGH QUALITY BOND
ACCOUNT INTO THE MORTGAGE SECURITES
ACCOUNT	11
Comparison of Acquired and Acquiring Funds	11
Comparison of Investment Objectives and Strategies	12
Fees and Expenses of the Funds	13
Comparison of Principal Investment Risks	14
Performance	15
Board Consideration of the Reorganization	16
PROPOSAL 3: APPROVAL OF A PLAN OF ACQUISITION
PROVIDING FOR THE REORGANIZATION OF
THE MIDCAP VALUE ACCOUNT II
INTO THE MIDCAP BLEND ACCOUNT	17
Comparison of Acquired and Acquiring Funds	17
Comparison of Investment Objectives and Strategies	17
Fees and Expenses of the Funds	19
Comparison of Principal Investment Risks	20
Performance	21
Board Consideration of the Reorganization	22
PROPOSAL 4: APPROVAL OF A PLAN OF ACQUISITION
PROVIDING FOR THE REORGANIZATION OF
THE MIDCAP GROWTH ACCOUNT I
INTO THE MIDCAP BLEND ACCOUNT	23
Comparison of Acquired and Acquiring Funds	23
Comparison of Investment Objectives and Strategies	23
Fees and Expenses of the Funds	25
Comparison of Principal Investment Risks	26
Performance	26
Board Consideration of the Reorganization	28
PROPOSAL 5: APPROVAL OF A PLAN OF ACQUISITION
PROVIDING FOR THE REORGANIZATION OF
THE INTERNTIONAL SMALLCAP ACCOUNT
INTO THE DIVERSIFIED INTERNATIONAL ACCOUNT	29
Comparison of Acquired and Acquiring Funds	29
Comparison of Investment Objectives and Strategies	30
Fees and Expenses of the Funds	31
Comparison of Principal Investment Risks	32
Performance	33
Board Consideration of the Reorganization	34
INFORMATION ABOUT THE REORGANIZATION	35
Plan of Acquisition	35
Description of the Securities to Be Issued	35
Federal Income Tax Consequences	35

CAPITALIZATION		36
ADDITIONAL INFORMATION ABOUT THE FUNDS		39
Certain Investment Strategies and Related Risks of the Funds		39
Multiple Classes of Shares		44
Distribution Plans and Additional Information Regarding Intermediary Compensation		44
Dividends and Distributions		45
Pricing of Fund Shares		45
Frequent Trading and Market Timing (Abusive Trading Practices)		46
Tax Considerations		48
Portfolio Holdings Information		49
VOTING INFORMATION		49
OUTSTANDING SHARES AND SHARE OWNERSHIP		49
FINANCIAL HIGHLIGHTS		54
FINANCIAL STATEMENTS		63
LEGAL MATTERS		63
OTHER INFORMATION		63
APPENDIX A	Form of Plans of Acquisition	A-1
APPENDIX B	Description of Indices	B-1

INTRODUCTION
This Proxy Statement/Prospectus is being furnished to shareholders of the Acquired Funds to provide information regarding the Plans and the Reorganization.
Principal Variable Contracts Funds, Inc. PVC is a Maryland corporation and an open-end management investment company registered with the SEC under the 1940 Act. PVC currently offers 40 separate series or funds (the “PVC Accounts”), including the Acquired and Acquiring Funds. The sponsor of PVC is Principal Life Insurance Company (“Principal Life”), and the investment advisor to the PVC
Funds is Principal Management Corporation (“PMC”). Principal Funds Distributor, Inc. (the “Distributor” or “PFD”) is the distributor for all share classes. Principal Life, an insurance company organized in 1879 under the laws of Iowa, PMC and PFD are indirect, wholly-owned subsidiaries of Principal Financial Group, Inc. (“PFG”). Their address is the Principal Financial Group, Des Moines, Iowa 50392-2080.
Investment Management. Pursuant to an investment advisory agreement with PVC with respect to each of the Acquired and
Acquiring Funds, PMC provides investment advisory services and certain corporate administrative services to the Funds. As permitted by the investment advisory agreement, PMC has entered into sub-advisory agreements with sub-advisors with respect to each of the Acquired and Acquiring Funds. Under its sub-advisory agreement, each sub-advisor assumes the obligations of PMC to provide investment advisory services for a specific Fund. PMC and the sub-advisors to the Acquired and Acquiring Funds are registered with the SEC as investment advisers under the Investment Advisers Act of 1940, as amended.
THE REORGANIZATION
At its meeting held on March 8, 2010, the Board, including all the Directors who are not “interested persons” (as defined in the 1940
Act) of PVC (the “Independent Directors”), approved the Reorganization pursuant to the Plans providing for the combination of each
Acquired Fund into the corresponding Acquiring Fund. The Board concluded with respect to each combination that the Reorganization is in the best interests of the Acquired Fund and Acquiring Fund and that the interests of existing shareholders of each Fund will not be diluted as a result of the Reorganization. The factors that the Board considered in deciding to approve the Reorganization are discussed below under
“Board Consideration of the Reorganization.”
The Reorganization contemplates: (i) the transfer of all the assets, subject to all of the liabilities, of each Acquired Fund to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund; (ii) the distribution to Acquired Fund shareholders of the corresponding Acquiring Fund shares; and (iii) the liquidation and termination of each Acquired Fund. As a result of the Reorganization, each shareholder of an Acquired Fund will become a shareholder of the corresponding Acquiring Fund. In the Reorganization, each
Acquiring Fund (as applicable) will issue a number of shares with a total value equal to the total value of the net assets of the corresponding
Acquired Fund, and each shareholder of the Acquired Fund will receive a number of full and fractional shares of the corresponding
Acquiring Fund with a value equal to the value of that shareholder’s shares of the Acquired Fund, as of the close of regularly scheduled trading on the NYSE on the closing date of the Reorganization (the “Effective Time”). The closing date of the Reorganization is expected to be July 16, 2010. Holders of Class 1 shares (as applicable) of each Acquired Fund will receive, respectively, Class 1 shares of the Acquiring
Fund. The Acquiring Funds offer Class 2 shares, however such shares will not be impacted by the Reorganization. The terms and conditions of the Reorganization are more fully described below in this Proxy Statement/Prospectus and in the Form of Plans of Acquisition, which are attached hereto as Appendix A.
The consummation of the Reorganization as to each Acquired Fund may occur regardless of whether the consummation of the other
Reorganization as to any other Acquired Fund occurs.
The Board has unanimously approved the Reorganization and believes that it is in the best interest of the Acquired and Acquiring Funds and will not result in the dilution of the interests of existing shareholders of the Funds. The factors that the Board considered in deciding to approve the Reorganization are discussed below under “Board Consideration of the Reorganization.”
In the opinion of legal counsel, the Reorganization as to each Acquired and Acquiring Fund will qualify as a tax-free reorganization and, for federal income tax purposes, no gain or loss will be recognized as a result of the Reorganization by the Acquired or Acquiring Fund
shareholders. See “Information About the Reorganization – Federal Income Tax Consequences.”
The Reorganization will not result in any material change in the purchase and redemption procedures followed with respect to the distribution of shares. See “Additional Information About the Funds – Purchases, Redemptions and Exchanges of Shares.”
With respect to the Short-Term Bond Account into the Short-Term Income Account, it is proposed that PMC pay all expenses and out-
of-pocket fees incurred in connection with the Reorganization, including printing, mailing, and legal fees. It is proposed that the Acquired
Fund pay any trading costs associated with disposing of any portfolio securities of the Acquired Fund that would not be compatible with the investment objectives and strategies of the Acquiring Fund and reinvesting the proceeds in securities that would be compatible. 36% of the portfolio securities of the Acquired Fund are expected to be disposed of. The estimated loss, including trading costs, would be $8,362,000 on a U.S. GAAP basis. The estimated per share capital loss would be $0.57.
With respect to the Government & High Quality Bond Account into the Mortgage Securities Account, it is proposed that PMC pay all expenses and out-of-pocket fees incurred in connection with the Reorganization, including printing, mailing, and legal fees. It is proposed that the Acquired Fund pay any trading costs associated with disposing of any portfolio securities of the Acquired Fund that would not be compatible with the investment objectives and strategies of the Acquiring Fund and reinvesting the proceeds in securities that would be compatible. 7% of the portfolio securities of the Acquired Fund are expected to be disposed of. The estimated loss, including trading costs, would be $8,534,000 on a U.S. GAAP basis. The estimated per share capital loss would be $0.58.
With respect to the MidCap Value Account II into the MidCap Blend Account, the Acquired Fund is expected to achieve the greatest benefit from the Reorganization and, therefore, will pay all expenses and out-of-pocket fees incurred in connection with the Reorganization, including printing, mailing, and legal fees. These expenses and fees are expected to total $40,000. Assuming the Acquiring Fund experiences the expense ratios shown in the Annual Fund Operating Expenses table, shareholders of the Acquired Fund may expect the Acquiring Fund to recover the estimated expenses of the Reorganization in one year. Further, the Acquired Fund will also pay any trading costs associated with disposing of any portfolio securities of the Acquired Fund that would not be compatible with the investment objectives and strategies of the Acquiring Fund and reinvesting the proceeds in securities that would be compatible. These costs are estimated to be $206,000. 96% of the portfolio securities of the Acquired Fund are expected to be disposed of. The estimated gain would be $9,896,000 on a U.S. GAAP basis. The estimated per share capital gain would be $1.07.

With respect to the MidCap Growth Account I into the MidCap Blend Account, the Acquired Fund is expected to achieve the greatest benefit from the Reorganization and, therefore, will pay all expenses and out-of-pocket fees incurred in connection with the Reorganization, including printing, mailing, and legal fees. These expenses and fees are expected to total $32,000. Assuming the Acquiring Fund experiences the expense ratios shown in the Annual Fund Operating Expenses table, shareholders of the Acquired Fund may expect the Acquiring Fund to recover the estimated expenses of the Reorganization in one year. Further, the Acquired Fund will also pay any trading costs associated with disposing of any portfolio securities of the Acquired Fund that would not be compatible with the investment objectives and strategies of the Acquiring Fund and reinvesting the proceeds in securities that would be compatible. These costs are estimated to be $74,000. 93% of the portfolio securities of the Acquired Fund are expected to be disposed of. The estimated gain would be $2,398,000 on a U.S. GAAP basis. The estimated per share capital gain would be $0.38.

With respect to the International SmallCap Account into the Diversified International Account, the Acquired Fund is expected to achieve the greatest benefit from the Reorganization and, therefore, will pay all expenses and out-of-pocket fees incurred in connection with the
Reorganization, including printing, mailing, and legal fees. These expenses and fees are expected to total $40,000. Assuming the Acquiring
Fund experiences the expense ratios shown in the Annual Fund Operating Expenses table, shareholders of the Acquired Fund may expect the
Acquiring Fund to recover the estimated expenses of the Reorganization in one year. Further, the Acquired Fund will also pay any trading costs associated with disposing of any portfolio securities of the Acquired Fund that would not be compatible with the investment objectives and strategies of the Acquiring Fund and reinvesting the proceeds in securities that would be compatible. These costs are estimated to be
$305,000. 80% of the portfolio securities of the Acquired Fund are expected to be disposed of. The estimated gain would be $7,298,000 on a
U.S. GAAP basis. The estimated per share capital gain would be $0.85.

PROPOSAL 1:
APPROVAL OF A PLAN OF ACQUISITION PROVIDING FOR THE REORGANIZATION OF THE
SHORT-TERM BOND ACCOUNT INTO THE SHORT-TERM INCOME ACCOUNT.

Shareholders of the Short-Term Bond Account (the “Acquired Fund”) are being asked to approve the reorganization of the Acquired
Fund into the Short-Term Income Account (the “Acquiring Fund.)

Comparison of Acquired and Acquiring Funds

The following table provides comparative information with respect to the Acquired and Acquiring Funds. As indicated in the table, the
Funds have similar investment objectives in that the Acquired Fund seeks to provide current income while the Acquiring Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal. The Funds also have substantially similar principal policies and risks in that both invest primarily in short-term fixed-income securities within the same credit quality range and both may invest in foreign fixed-income securities. The Funds differ principally in that the Acquired Fund generally holds securities with an average maturity of four years or less and dollar–weighted effective maturity of not more than three years while the
Acquiring Fund generally holds securities with an average maturity of five years or less and a dollar-weighted average duration of not more than three years. In addition, the Acquired Fund may invest in high yield securities.

Short-Term Bond Account	Short-Term Income Account
(Acquired Fund)	(Acquiring Fund)

Approximate Net Assets as of December 31, 2009:
$130,230,000	$76,821,000

Investment Advisor:	PMC

Sub-Advisors and Portfolio Managers:

Principal Global Investors, Inc. (“PGI”)	Edge Asset Management, Inc. (“Edge”)

PGI is located at 801 Grand Avenue, Des Moines, IA 50392. PGI	Edge is located at Two Union Square, 601 Union Street, Suite
is an affiliate of PFG.	2200, Seattle, WA 98101-1377. Edge is an affiliate of PFG.

Portfolio Managers:	Portfolio Managers:

Craig Dawson, Portfolio Manager. Mr. Dawson has been with PGI	John R. Friedl, CFA. Portfolio Manager. Mr. Friedl joined the
since 1998 and has served as portfolio manager on the Acquired	firm in 1998 and has served as portfolio manager for the
Fund since 2005. He earned a Bachelor’s degree in Finance and an	Acquiring Fund since 2010. He earned a BA in Communications
MBA from the University of Iowa. Mr. Dawson has earned the	and History from the University of Washington and a Master’s
right to use the Chartered Financial Analyst designation.	degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.
Timothy R. Warrick, Portfolio Manager. Mr. Warrick has been	Ryan P. McCann, CFA, Portfolio Manager. Mr. McCann joined
with PGI since 1990 and has served as portfolio manager on the	the firm in 2010. He has served as portfolio manager for the
Acquired Fund since 2009. He earned a Bachelor’s degree in	Acquiring Fund since 2010. Prior to joining the firm he was a
Accounting and Economics from Simpson College and an MBA	portfolio manager and trader of structured mortgage products for
in Finance from Drake University. Mr. Warrick has earned the	Columbia Asset Management. He earned a BA in Business
right to use the Chartered Financial Analyst designation.

Short-Term Bond Account	Short-Term Income Account
(Acquired Fund)	(Acquiring Fund)

Administration from Washington State University. Mr. McCann
has earned the right to use the Chartered Financial Analyst
designation.

Scott J. Peterson, CFA, Portfolio Manager. Mr. Peterson has been with the firm since 2002 working with fixed income investments.
He has served as portfolio manager on the Acquiring Fund since
2010. He earned a Bachelor’s degree in Mathematics from
Brigham Young University and an MBA from New York
University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

Brian L. Placzek, CFA, Portfolio Manager. Mr. Placzek joined the firm in 1990 and has held various roles on the fixed income team, including head of credit research. He has served as portfolio manager for the Acquiring Fund since 2010. He earned a BA in
Liberal Arts from Seattle University. Mr. Placzek has earned the right to use the Chartered Financial Analyst designation.

Comparison of Investment Objectives and Strategies

Investment Objectives:

The Acquired Fund seeks to provide current income.	The Acquiring Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Principal Investment Strategies:

The Fund invests primarily in short-term fixed-income securities.	The Fund invests in high quality short-term bonds and other fixed-
Under normal circumstances, the Fund maintains an effective	income securities that, at the time of purchase, are rated BBB- or
maturity of four years or less and a dollar-weighted effective	higher by Standard & Poor’s Rating Service or Baa3 or higher by
maturity of not more than three years. In determining the average	Moody’s Investors Service, Inc. or, if unrated, in the opinion of
effective maturity of the Fund’s assets, the maturity date of a	Edge of comparable quality. Under normal circumstances, the
callable security or probable securities may be adjusted to reflect	Fund maintains an effective maturity of five years or less and a
the judgment of PGI regarding the likelihood of the security being	dollar-weighted average duration of three years or less. The
called or prepaid. The Fund considers the term “bond” to mean	Fund’s investments may also include corporate securities, U.S.
any debt security. Under normal circumstances, it invests at least	and foreign government securities, repurchase agreements,
80% of its net assets in the following types of securities rated, at	mortgage-backed and asset-backed securities, and real estate
the time of purchase, BBB- or higher by Standard & Poor's Rating	investment trust securities.
Service ("S&P") or Baa3 or higher by Moody's Investors Service,
Inc. ("Moody's"):	The Fund may invest in foreign fixed-income securities, primarily
• securities issued or guaranteed by the U.S. government or its	bonds of foreign governments or their political subdivisions,
agencies or instrumentalities;	foreign companies and supranational organizations, including non-
• debt securities of U.S. issuers; and	U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign
• mortgage-backed securities representing an interest in a pool	branches of U.S. banks. The Fund may invest in preferred
of mortgage loans.	securities. The Fund may enter into dollar roll transactions, which
The Fund may invest in below-investment-grade fixed-income	may involve leverage. The Fund may utilize derivative strategies,
securities (commonly known as “junk bonds” or “high yield	which are financial contracts whose value depends upon, or is
securities”) (rated at the time of purchase BB+ or lower by S&P or	derived from, the value of an underlying asset, reference rate, or
Ba1 or lower by Moody’s).	index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies
The Fund may invest in Eurodollar and Yankee Obligations and	may include certain options transactions, financial futures
foreign securities. The Fund may invest in asset-backed securities.	contracts, swaps, currency forwards, and related options for
The Fund may enter into dollar roll transactions, which may	purposes such as earning income and enhancing returns, managing
involve leverage. The Fund may utilize derivative strategies,	or adjusting the risk profile of the Fund, replacing more traditional
which are financial contracts whose value depends upon, or is	direct investments, or obtaining exposure to certain markets. This
derived from, the value of an underlying asset, reference rate, or	Fund may be used as part of a fund of funds strategy.
index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures
contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

Temporary Defensive Investing:
For temporary defensive purposes in times of unusual or adverse market, economic, or political conditions, each Fund may invest up to
100% of its assets in cash and cash equivalents. In taking such defensive measures, either Fund may fail to achieve its investment objective.
Fundamental Investment Restrictions:
The Funds are subject to identical fundamental investment restrictions. These fundamental restrictions deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments, and short sales of securities. The fundamental investment restrictions of the
Funds are described in the Statement of Additional Information.

The investment objective of each Fund may be changed by the Board of Directors of PVC without shareholder approval.

Additional information about the investment strategies and the types of securities in which the Funds may invest is discussed below under “Certain Investment Strategies and Related Risks of the Funds” as well as in the Statement of Additional Information.

The Statement of Additional Information provides further information about the portfolio manager(s) for each Fund, including information about compensation, other accounts managed and ownership of Fund shares.

Fees and Expenses of the Funds
Fees and Expenses as a % of average daily net assets
The following table shows: (a) the ratios of expenses to average net assets of the Acquired Fund for the fiscal year ended December 31,
2009; (b) the ratios of expenses to average net assets of the Acquiring Fund for the fiscal year ended December 31, 2009; and (c) the pro forma expense ratios of the Acquiring Fund for the fiscal year ended December 31, 2009 assuming that the Reorganization had taken place at the commencement of the fiscal year ended December 31, 2009.
These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Acquired and Acquiring Funds’ performance.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

			Total
			Operating		Total Net
	Management	Other	Expense	Expense	Operating
	Fees	Expenses	Ratio	Waiver	Expenses
(a) Short-Term Bond Account (Acquired Fund)
Class 1	0.49%	0.01%	0.50%	N/A	0.50%

(b) Short-Term Income Account ( Acquiring Fund)
Class 1	0.50%	0.01%	0.51%	N/A	0.51%

(c) Short-Term Income Account (Acquiring Fund)
(Pro forma assuming Reorganization)
Class 1	0.50%	0.01%	0.51%	0.01%	0.50%

Commencing on the date of the Reorganization, Principal has contractually agreed to limit the Acquiring Fund’s expenses attributable to
Class 1 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending April 30,
2012. The expense limits will maintain a total level of operating expenses, not including acquired fund fees and expenses or interest expense,
(expressed as a percent of average net assets on an annualized basis) not to exceed 0.50% for Class 1 shares.

Examples: The following examples are intended to help you compare the costs of investing in shares of the Acquired and Acquiring
Funds. The examples assume that fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a
5% return each year. The examples also take into account the relevant contractual expense limit until the date of expiration. The examples should not be considered a representation of future expense of the Acquired or Acquiring fund. Actual expense may be greater or less than those shown.

If you sell your shares at the end of the period:		1 Year	3 Years	5 Years	10 Years
Short-Term Bond Account (Acquired Fund)	Class 1	$51	$160	$280	$628
Short-Term Income Account (Acquiring Fund)	Class 1	52	164	285	640
Short-Term Income Account (Acquiring Fund)	Class 1	51	162	284	639
(Pro forma assuming Reorganization)

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Acquired Fund was 69.3% of the average value of its portfolio while the portfolio turnover rate for the Acquiring Fund was 24.6%.

Investment Management Fees/Sub-Advisory Arrangements

The Funds each pay their investment advisor, PMC, an advisory fee which for each Fund is calculated as a percentage of the Fund’s average daily net assets pursuant to the following fee schedule:

Short-Term Bond Account		Short-Term Income Account
(Acquired Fund)		(Acquiring Fund)
First $100 million	0.50%
Next $100 million	0.45%	First $200 million	0.50%
Next $100 million	0.40%	Next $300 million	0.45%
Next $100 million	0.35%	Over $500 million	0.40%
Over $400 million	0.30%

The Acquired and Acquiring Fund paid the following fee (as a percentage of the Account’s average daily net assets) for the fiscal year ended December 31, 2009:
0.49%		0.50%

As sub-advisors to the Funds, Edge and PGI are paid sub-advisory fees for their services. These sub-advisory fees are paid by PMC, not by the Funds.

A discussion of the basis of the Board’s approval of the advisory and sub-advisory agreements with respect to the Acquired and
Acquiring Funds is available in PVC’s Annual Report to Shareholders for the fiscal year ended December 31, 2009.

	Comparison of Principal Investment Risks

In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because the Funds have similar investment objectives and substantially similar principal policies, the Funds’ risks are substantially similar. As described below, the Funds also have some different risks.

Risks Applicable to both Funds:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability;
nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S.
companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates.
A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free passthrough of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or –chartered enterprises such as the
Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risks Applicable to the Acquired Fund:

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Risk Applicable to the Acquiring Fund:

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Acquired and Acquiring Funds. The bar chart shows the investment returns of the Acquired and Acquiring Fund’s Class 1 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Acquired and Acquiring Funds and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-
based market indices. Past performance is not necessarily an indication of how the Fund will perform in the future.

Lifetime results for the Acquired Fund, are measured from the date the Account was first sold (May 1, 2003).

Performance for the Acquiring Fund reflects the performance of the predecessor fund. Class 1 shares began operations on January 12,
1994, and Class 2 shares began operations on November 6, 2001. The returns for Class 2 shares for the periods prior to November 6, 2001 are based on the performance of Class 1 shares adjusted tor reflect the fees and expenses of Class 2 shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Class 1 shares.

Performance figures for the Funds do not include any separate account expenses, cost of insurance, or other contract-level expenses.
Total returns for the Funds would be lower if such expenses were included.

Highest return for a quarter during the period of the bar chart above:		Q2 '09	3.23%
Lowest return for a quarter during the period of the bar chart above:		Q4 '08	-2.03%

Average Annual Total Returns (%) for periods ended December 31, 2009
	Past 1 Year	Past 5 Years	Life of Fund
Short-Term Bond Fund (Acquired Fund)
Class 1	10.22%	1.30%	1.29%
Barclays Capital MF (1-3) US Government Credit Index	3.82	4.32	3.65
(reflects no deduction for fees, expenses, or taxes)

	Past 1 Year	Past 5 Years	Past 10 Years
Short-Term Income Fund (Acquiring Fund)
Class 1	9.94%	3.96%	4.99%
Class 2	9.81	3.70	4.71
Citigroup Broad Investment-Grade Credit 1-3 Years Index	11.04	4.73	5.50
(reflects no deduction for fees, expenses, or taxes)

Board Consideration of the Reorganization
The Board, including the Independent Directors, considered the Reorganization pursuant to the Plan at its meeting on March 8, 2010.
The Board considered information presented by PMC, and the Independent Directors were assisted by independent legal counsel. The Board requested and evaluated such information as it deemed necessary to consider the Reorganization. At the meeting, the Board unanimously approved the Reorganization after concluding that participation in the Reorganization is in the best interests of the Acquired Fund and the
Acquiring Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.
In determining whether to approve the Reorganization, the Board made inquiry into a number of matters and considered, among others, the following factors, in no order of priority:
(1)	similar investment objectives and similar principal investment strategies shared by the Funds;
(2)	the absence of any differences in the Funds’ fundamental investment restrictions;
(3)	estimated trading costs associated with disposing of any portfolio securities of the Acquired Fund and reinvesting the proceeds in connection with the Reorganization;
(4)	expense ratios and available information regarding the fees and expenses of the Funds;
(5)	comparative investment performance of and other information pertaining to the Funds;
(6)	the prospects for growth of and for achieving economies of scale by the Acquired Fund in combination with the Acquiring Fund;
(7)	the absence of any material differences in the rights of shareholders of the Funds;
(8)	the financial strength, investment experience and resources of Edge, which currently serves as sub-advisor to the Acquiring Fund
(9)	any direct or indirect benefits expected to be derived by PMC and its affiliates from the Reorganization;

(10) the direct or indirect federal income tax consequences of the Reorganization, including the expected tax-free nature of the
Reorganization and the impact of any federal income tax loss carry forwards and the estimated capital gain or loss expected to be incurred in connection with disposing of any portfolio securities that would not be compatible with the investment objectives and strategies of the Acquiring Fund;

(11) the fact that the Reorganization will not result in any dilution of Acquired or Acquiring Fund shareholder values;

(12) the terms and conditions of the Plan; and

(13) possible alternatives to the Reorganization.

The Board’s decision to recommend approval of the Reorganization was based on a number of factors, including the following:

(1)	it should be reasonable for shareholders of the Acquired Fund to have similar investment expectations after the Reorganization because the Funds have similar investment objectives and substantially similar principal investment strategies and risks;

(2)	Edge as sub-advisor responsible for managing the assets of the Acquiring Fund may be expected to provide high quality investment advisory services and personnel for the foreseeable future;

(3)	although the Acquiring Fund has higher advisory fee rates than the Acquired Fund, the combined Acquiring Fund and Acquired Fund is expected to have substantially the same overall expense ratios as the Acquired Fund prior to the Reorganization; and

(4)	the combination of the Acquired Fund may be expected to afford shareholders of the Acquired Fund on an ongoing basis greater prospects for growth and efficient management.

PROPOSAL 2:
APPROVAL OF A PLAN OF ACQUISITION PROVIDING
FOR THE REORGANIZATION OF THE
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
INTO THE MORTGAGE SECURITIES ACCOUNT.

Shareholders of the Government & High Quality Bond Account (the “Acquired Fund”) are being asked to approve the reorganization of the Acquired Fund into the Mortgage Securities Account (the “Acquiring Fund.) Effective July 16, 2010, simultaneously with the closing of the proposed Reorganization, the Mortgage Securities Account will change its name to Government & High Quality Bond Account. The description below of the Acquiring Fund reflects the slight change in investment strategies that will accompany the name change.

Comparison of Acquired and Acquiring Funds

The following table provides comparative information with respect to the Acquired and Acquiring Funds. As indicated in the table, the
Funds have similar investment objectives in that the Acquired Fund seeks a high level of current income, liquidity, and safety of principal while the Acquiring Fund seeks a high level of current income consistent with safety and liquidity. The Funds also have similar principal policies and risks in that both invest in U.S. government securities and mortgage-backed securities.

Government & High Quality Bond Account		Mortgage Securities Account
(Acquired Fund)		(Acquiring Fund)

Approximate Net Assets as of December 31, 2009:
$245,971,000		$235,464,000
Investment Advisor:	PMC
Sub-Advisors and Portfolio Managers:

Principal Global Investors, Inc. (“PGI”)		Edge Asset Management, Inc. (“Edge”)

PGI is located at 801 Grand Avenue, Des Moines, IA 50392. PGI		Edge is located at Two Union Square, 601 Union Street, Suite
is an affiliate of PFG		2200, Seattle, WA 98101-1377. Edge is an affiliate of PFG

Portfolio Managers:		Portfolio Managers:

Bryan C. Davis, Portfolio Manager. Mr. Davis is a senior		John R. Friedl, CFA. Portfolio Manager. Mr. Friedl joined the
trader/research analyst for Principal Global Investors and has		firm in 1998 and has served as portfolio manager for the
served as portfolio manager on the Acquired Fund since 2008. He		Acquiring Fund since 2010. He earned a BA in Communications
is responsible for trading mortgage-backed securities and		and History from the University of Washington and a Master’s
developing investment strategies related to mortgages and		degree in Finance from Seattle University. Mr. Friedl has earned
derivatives. Mr. Davis joined the firm in 1993 as a servicing		the right to use the Chartered Financial Analyst designation.
valuation director for Principal Residential Mortgage. He became
the director of servicing hedging in 2002 before moving into his		Ryan P. McCann, CFA, Portfolio Manager. Mr. McCann joined
current position in 2004. Mr. Davis received a bachelor’s degree		the firm in 2010. He has served as portfolio manager for the
in finance from University of lowa. He has earned the right to use		Acquiring Fund since 2010. Prior to joining the firm he was a
the Chartered Financial Analyst designation and is a member of		portfolio manager and trader of structured mortgage products for
the CFA Institute.		Columbia Asset Management. He earned a BA in Business

Government & High Quality Bond Account	Mortgage Securities Account
(Acquired Fund)	(Acquiring Fund)

Administration from Washington State University. Mr. McCann
has earned the right to use the Chartered Financial Analyst
designation.

Scott J. Peterson, CFA, Portfolio Manager. Mr. Peterson has been with the firm since 2002 working with fixed income investments.
He has served as portfolio manager on the Acquiring Fund since
2010. He earned a Bachelor’s degree in Mathematics from
Brigham Young University and an MBA from New York
University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

Brian L. Placzek, CFA, Portfolio Manager. Mr. Placzek joined the firm in 1990 and has held various roles on the fixed income team, including head of credit research. He has served as portfolio manager for the Acquiring Fund since 2010. He earned a BA in
Liberal Arts from Seattle University. Mr. Placzek has earned the right to use the Chartered Financial Analyst designation.

Comparison of Investment Objectives and Strategies

Investment Objectives:

The Acquired Fund seeks a high level of current income, liquidity,	The Acquiring Fund seeks a high level of current income consistent
and safety of principal.	with safety and liquidity.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing	Under normal circumstances, the Fund seeks to achieve its
primarily (at least 80% of its net assets) in securities that are AAA	investment objective by investing primarily (at least 80% of its net
rated or issued by the U.S. government, its agencies or	assets for investment purposes) in securities issued by the U.S.
instrumentalities. The Fund may invest in mortgage-backed	government, its agencies or instrumentalities or securities that are
securities representing an interest in a pool of mortgage loans.	rated AAA by Standard & Poor’s Corporation, AAA by Fitch, or
These securities are rated AAA by Standard & Poor’s Corporation	Aaa by Moody's, including but not limited to mortgage securities
or Aaa by Moody’s Investor Services, Inc. or, if unrated,	such as agency and non-agency collateralized mortgage
determined by PGI to be of equivalent quality.	obligations, and other obligations that are secured by mortgages or

PGI seeks undervalued securities that represent good long-term	mortgage-backed securities, including repurchase agreements.
investment opportunities. Securities may be sold when PGI	The Fund may also invest in mortgage-backed securities that are
believes they no longer represent good long-term value. The Fund	not issued by the U.S. government, its agencies or
may actively trade portfolio securities in an attempt to achieve its	instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by
investment objective.	Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-
The Fund may lend its portfolio securities to brokers, dealers and	backed securities, including repurchase agreements. The Fund
other financial institutions. PGI may, but is not required to, use	may also invest in dollar rolls, which may involve leverage.
derivative instruments (“derivatives”) for risk management
purposes or as part of the Fund’s investment strategies. Generally,	The Fund may utilize derivative strategies, which are financial
derivatives are financial contracts whose value depends upon, or is	contracts whose value depends upon, or is derived from, the value
derived from, the value of an underlying asset, reference rate, or	of an underlying asset, reference rate, or index, and may relate to
index, and may relate to stocks, bonds, interest rates, currencies or	stocks, bonds, interest rates, currencies or currency exchange
currency exchange rates, and related indexes. Examples of	rates, and related indexes. Derivative strategies may include
derivatives include options, futures, swaps, and forward currency	certain options transactions, financial futures contracts, swaps,
agreements. The Fund may use derivatives to earn income and	currency forwards, and related options for purposes such as
enhance returns, to manage or adjust the risk profile of the Fund,	earning income and enhancing returns, managing or adjusting the
to replace more traditional direct investments, or to obtain	risk profile of the Fund, replacing more traditional direct
exposure to certain markets. The Fund is actively managed and	investments, or obtaining exposure to certain markets.
prepared to invest in securities, sectors, or industries differently from the benchmark.

Hedging and Other Strategies:
Each of the Funds may invest in inverse floating rate obligations, may engage in hedging transactions through the use of financial futures and options thereon and may also purchase and sell securities on a when-issued or forward commitment basis, invest in mortgage-backed securities, enter into repurchase agreements, invest in stand-by commitments, engage in swap agreements, and lend portfolio securities.
Each of the Funds may invest in floating rate and variable rate obligations, including participation interests therein.

Temporary Defensive Investing:
For temporary defensive purposes in times of unusual or adverse market, economic, or political conditions, each Fund may invest up to
100% of its assets in cash and cash equivalents. In taking such defensive measures, either Fund may fail to achieve its investment objective.
Fundamental Investment Restrictions:
The Funds are subject to identical fundamental investment restrictions. These fundamental restrictions deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments, and short sales of securities. The fundamental investment restrictions of the
Funds are described in the Statement of Additional Information.
The investment objective of each Fund may be changed by the Board of Directors of PVC without shareholder approval.
Additional information about the investment strategies and the types of securities in which the Funds may invest is discussed below under “Certain Investment Strategies and Related Risks of the Funds” as well as in the Statement of Additional Information.
The Statement of Additional Information provides further information about the portfolio manager(s) for each Fund, including information about compensation, other accounts managed and ownership of Fund shares.

Fees and Expenses of the Funds

Fees and Expenses as a % of average daily net assets

The following table shows: (a) the ratios of expenses to average net assets of the Acquired Fund for the fiscal year ended December 31,
2009; (b) the ratios of expenses to average net assets of the Acquiring Fund for the fiscal year ended December 31, 2009; and (c) the pro forma expense ratios of the Acquiring Fund for the fiscal year ended December 31, 2009 assuming that the Reorganization had taken place at the commencement of the fiscal year ended December 31, 2009.

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Acquired and Acquiring Funds’ performance.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

			Total
			Operating
	Management	Other	Expense
	Fees	Expenses	Ratio
(a) Government & High Quality Bond Account (Acquired Fund)
Class 1	0.46%	0.01%	0.47%

(b) Mortgage Securities Account ( Acquiring Fund)
Class 1	0.50%	0.00%	0.50%

(c) Mortgage Securities Account (Acquiring Fund)
(Pro forma assuming Reorganization)
Class 1	0.50%	0.01%	0.51%

Examples: The following examples are intended to help you compare the costs of investing in shares of the Acquired and Acquiring
Funds. The examples assume that fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a
5% return each year. The examples should not be considered a representation of future expense of the Acquired or Acquiring fund.
Actual expense may be greater or less than those shown.

If you sell your shares at the end of the period:		1 Year	3 Years	5 Years	10 Years
Government & High Quality Bond Account
(Acquired Fund)	Class 1	$48	$151	$263	$591

Mortgage Securities Account ( Acquiring Fund)	Class 1	51	160	280	628

Mortgage Securities Account ( Acquiring Fund)	Class 1	52	164	285	640
(Pro forma assuming Reorganization)

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Acquired Fund was 120.7% of the average value of its portfolio while the portfolio turnover rate for the Acquiring Fund was 22.4%.

Investment Management Fees/Sub-Advisory Arrangements

The Funds each pay their investment advisor, PMC, an advisory fee which for each Fund is calculated as a percentage of the Fund’s average daily net assets pursuant to the following fee schedule:

Government & High Quality Bond Account		Mortgage Securities Account (Acquiring Fund)
(Acquired Fund)
First $100 million	0.50%	First $2 billion	0.50%
Next $100 million	0.45%	Over $2 billion	0.45%
Next $100 million	0.40%
Next $100 million	0.35%
Over $400 million	0.30%

The Acquired and Acquiring Fund paid the following fee (as a percentage of the Account’s average daily net assets) for the fiscal year ended December 31, 2009:
0.46%		0.50%

As sub-advisors to the Funds, Edge and PGI are paid sub-advisory fees for their services. These sub-advisory fees are paid by PMC, not by the Funds.

A discussion of the basis of the Board’s approval of the advisory and sub-advisory agreements with respect to the Acquired and
Acquiring Funds is available in PVC’s Annual Report to Shareholders for the fiscal year ended December 31, 2009.

	Comparison of Principal Investment Risks

In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because the Funds have similar investment objectives and principal policies, the Funds’ risks are similar. As described below, the Funds also have some different risks.

Risks Applicable to both Funds:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates.
A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or –chartered enterprises such as the
Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risks Applicable to the Acquired Fund:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Risk Applicable to the Acquiring Fund:

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.
Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free passthrough of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Acquired and Acquiring Funds. The bar chart shows the investment returns of the Acquired and Acquiring Fund’s Class 1 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Acquired and Acquiring Funds and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-
based market indices. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance for the Acquiring Fund reflects the performance of the predecessor fund. On March 1, 2004, the investment policies of the predecessor Fund were modified. As a result, the predecessor Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

Class 1 shares of the Acquiring Fund began operations on May 6, 1993, and Class 2 shares began operations on November 6, 2001. The returns for Class 2 shares for the periods prior to November 6, 2001 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.

Performance figures for the Funds do not include any separate account expenses, cost of insurance, or other contract-level expenses.
Total returns for the Funds would be lower if such expenses were included.

Calendar Year Total Return (%) as of 12/31 Each Year (Class 1 Shares) Government & High Quality Bond Account (Acquired Fund)

Highest return for a quarter during the period of the bar chart above:	Q3 '01	4.41%
Lowest return for a quarter during the period of the bar chart above:	Q2 '04	-1.48%

Highest return for a quarter during the period of the bar chart above:	Q3 '01	4.24%
Lowest return for a quarter during the period of the bar chart above:	Q2 '04	-1.26%

Average Annual Total Returns (%) for periods ended December 31, 2009
	Past 1 Year	Past 5 Years	Past 10 Years
Government & High Quality Bond Account (Acquired Fund)
Class 1	5.29%	2.93%	4.74%
Barclays Capital Government Mortgage Index	1.96	5.32	6.31
(reflects no deduction for fees, expenses, or taxes)

	Past 1 Year	Past 5 Years	Past 10 Years
Mortgage Securities Account (Acquiring Fund)
Class 1	6.47%	4.88%	5.65%
Class 2	6.21	4.60	5.38
Citigroup Mortgage Index	5.76	5.81	6.50
(reflects no deduction for fees, expenses, or taxes)

Board Consideration of the Reorganization
The Board, including the Independent Directors, considered the Reorganization pursuant to the Plan at its meeting on March 8, 2010.
The Board considered information presented by PMC, and the Independent Directors were assisted by independent legal counsel. The Board requested and evaluated such information as it deemed necessary to consider the Reorganization. At the meeting, the Board unanimously approved the Reorganization after concluding that participation in the Reorganization is in the best interests of the Acquired Fund and the
Acquiring Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.
In determining whether to approve the Reorganization, the Board made inquiry into a number of matters and considered, among others, the following factors, in no order of priority:
(1)	similar investment objectives and similar principal investment strategies shared by the Funds;
(2)	the absence of any differences in the Funds’ fundamental investment restrictions;
(3)	estimated trading costs associated with disposing of any portfolio securities of the Acquired Fund and reinvesting the proceeds in connection with the Reorganization;
(4)	expense ratios and available information regarding the fees and expenses of the Funds;
(5)	comparative investment performance of and other information pertaining to the Funds;
(6)	the prospects for growth of and for achieving economies of scale by the Acquired Fund in combination with the Acquiring Fund;
(7)	the absence of any material differences in the rights of shareholders of the Funds;
(8)	the financial strength, investment experience and resources of Edge, which currently serves as sub-advisor to the Acquiring Fund
(9)	any direct or indirect benefits expected to be derived by PMC and its affiliates from the Reorganization;
(10) the direct or indirect federal income tax consequences of the Reorganization, including the expected tax-free nature of the
Reorganization and the impact of any federal income tax loss carry forwards and the estimated capital gain or loss expected to be incurred in connection with disposing of any portfolio securities that would not be compatible with the investment objectives and strategies of the Acquiring Fund;
(11) the fact that the Reorganization will not result in any dilution of Acquired or Acquiring Fund shareholder values;
(12) the terms and conditions of the Plan; and
(13) possible alternatives to the Reorganization.
The Board’s decision to recommend approval of the Reorganization was based on a number of factors, including the following:
(1)	it should be reasonable for shareholders of the Acquired Fund to have similar investment expectations after the Reorganization because the Funds have similar investment objectives and principal investment strategies and risks;
(2)	Edge as sub-advisor responsible for managing the assets of the Acquiring Fund may be expected to provide high quality investment advisory services and personnel for the foreseeable future;
(3)	although the Acquiring Fund has higher advisory fee rates and overall expense ratios than the Acquired Fund, the Acquiring Fund has outperformed the Acquired Fund for the one-, five- and ten-year periods ended December 31, 2009; and
(4)	the combination of the Acquired Fund may be expected to afford shareholders of the Acquired Fund on an ongoing basis greater prospects for growth and efficient management.

PROPOSAL 3:
APPROVAL OF A PLAN OF ACQUISITION PROVIDING
FOR THE REORGANIZATION OF THE
MIDCAP VALUE ACCOUNT II
INTO THE MIDCAP BLEND ACCOUNT.
Shareholders of the Midcap Value Account II (the “Acquired Fund”) are being asked to approve the reorganization of the Acquired Fund into the MidCap Blend Account (the “Acquiring Fund). As is more fully described under Proposal 4 below, the MidCap Growth Account I, another PVC Fund, is also proposed to be reorganized into the Acquiring Fund. The implementation of each such reorganization is not contingent upon shareholder approval and implementation of other reorganizations.

Comparison of Acquired and Acquiring Funds
The following table provides comparative information with respect to the Acquired and Acquiring Funds. As indicated in the table, the
Funds have identical investment objectives in that both Funds seek to provide long-term growth of capital. The Funds also have substantially similar principal policies and risks in that both invest primarily in equity securities of medium capitalization companies. The Funds differ principally in that the Acquired Fund uses a value oriented approach to stock selection while the Acquiring Fund invests in stocks with value and/or growth characteristics. In addition, the Acquired Fund may invest up to 25% of its net assets in foreign securities.

MidCap Value Account II		MidCap Blend Account
(Acquired Fund)		(Acquiring Fund)
Approximate Net Assets as of December 31, 2009:
$96,238,000		$389,161,000

Investment Advisor:	PMC

Sub-Advisors and Portfolio Managers:

Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)		Principal Global Investors, Inc. (“PGI”)
Jacobs Levy is located at 100 Campus Drive, Florham Park, NJ		PGI is located at 801 Grand Avenue, Des Moines, IA 50392. PGI
07932-0650.		is an affiliate of PFG
Portfolio Managers:		Portfolio Managers:
Bruce Jacobs, Ph.D, Co-Chief Investment Officer, Portfolio		K. William Nolin, CFA, Portfolio Manager. Mr. Nolin joined PGI
Manager, and Co-Director of Research. Dr. Jacobs has served as		in 1994 and has served as portfolio manager on the Acquiring
portfolio manager on the Acquired Fund since 2006. He co-		Fund since 2000. He serves as the portfolio manager for the firm’s
founded Jacobs Levy in 1986. Dr. Jacobs earned a BA from		international small-cap equity portfolios. He earned a Bachelor’s
Columbia College, an MS in Operations Research and Computer		degree in Finance from the University of Iowa and an MBA from
Science from Columbia University, an MSIA from Carnegie		the Yale School of Management. He has earned the right to use the
Mellon University, and MA in Applied Economics and a Ph.D. in		Chartered Financial Analyst designation.
Finance from the University of Pennsylvania’s Wharton School.
Ken Levy, CFA, Co-Chief Investment Officer, Portfolio Manager,
and Co-Director of Research. Mr. Levy has served as portfolio manager on the Acquired Fund since 2006. He cofounded Jacobs
Levy in 1986. He earned a BA in Economics from Cornell
University and an MBA and an MA in Business Economics from
the University of Pennsylvania’s Wharton School. He has earned the right to use the Chartered Financial Analyst designation.

Comparison of Investment Objectives and Strategies
Investment Objectives:
Both Funds seek to provide long-term growth of capital.

MidCap Value Account II	MidCap Blend Account
(Acquired Fund)	(Acquiring Fund)

Principal Investment Strategies:

The Fund invests primarily in common stocks of medium	The Fund invests primarily in equity securities of medium
capitalization companies. Under normal circumstances, the Fund	capitalization companies. Under normal circumstances, the Fund
invests at least 80% of its net assets in common stocks of	invests at least 80% of its net assets in equity securities of
companies with a medium market capitalization (those with	companies with medium market capitalizations (those with market
market capitalizations similar to companies in the Russell	capitalizations similar to companies in the Russell Midcap® Index
Midcap® Value Index (as of the most recent calendar year end,	(as of the most recent calendar year end, this range was between
this range was between approximately $0.03 billion and $13.9	approximately $0.03 billion and $15.5 billion) at the time of
billion)) at the time of purchase. Market capitalization is defined	purchase. Market capitalization is defined as total current market
as total current market value of a company’s outstanding common	value of a company’s outstanding common stock.
stock. The Fund is actively managed and prepared to invest in
securities, sectors, or industries differently from the benchmark.	In selecting securities for investment, PGI looks at stocks with
Companies may range from the well-established and well-known	value and/or growth characteristics and constructs an investment
to the new and unseasoned. The Fund may invest up to 25% of its	portfolio that has a “blend” of stocks with these characteristics. In
assets in securities of foreign companies. The Fund may invest in	managing the assets of the Fund, PGI does not have a policy of
real estate investment trusts in an attempt to achieve its investment	preferring one of these categories to the other. The value
objective. The Fund could purchase shares issued by an ETF to	orientation emphasizes buying stocks at less than their inherent
temporarily gain broad exposure to the equity market while	value and avoiding stocks whose price has been artificially built
awaiting purchase of underlying securities. The Fund may actively	up. The growth orientation emphasizes buying stocks of
trade portfolio securities in an attempt to achieve its investment	companies whose potential for growth of capital and earnings is
objective. The Fund may lend its portfolio securities to brokers,	expected to be above average.
dealers and other financial institutions.	PGI believes that superior stock selection is the key to consistent
Jacobs Levy selects stocks by using a value oriented investment	out-performance. PGI seeks to achieve superior stock selection by
approach and using proprietary research that attempts to detect and	systematically evaluating company fundamentals and in-depth
take advantage of market inefficiencies. Its approach combines	original research.
human insight and intuition, finance and behavioral theory, and	PGI focuses its stock selections on established companies that it
quantitative and statistical methods in a proprietary process it	believes have a sustainable competitive advantage. PGI constructs
refers to as” disentangling.” The disentangling process evaluates	a portfolio that is “benchmark aware” in that it is sensitive to the
various market inefficiencies simultaneously, isolating each	sector (companies with similar characteristics) and security
potential source of return.	weightings of its benchmark.

Jacobs Levy believes that disentangling provides more reliable	The Fund may purchase securities issued as part of, or a short
predictions of future stock price behavior than simple single-factor	period after, companies’ initial public offerings and may at times
analyses. Security valuation entails sophisticated modeling of	dispose of those shares shortly after their acquisition.
large numbers of stocks and proprietary factors based on
reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic
releases, and security prices.

Temporary Defensive Investing:
For temporary defensive purposes in times of unusual or adverse market, economic, or political conditions, each Fund may invest up to
100% of its assets in cash and cash equivalents. In taking such defensive measures, either Fund may fail to achieve its investment objective.
Fundamental Investment Restrictions:
The Funds are subject to identical fundamental investment restrictions. These fundamental restrictions deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments, and short sales of securities. The fundamental investment restrictions of the
Funds are described in the Statement of Additional Information.
The investment objective of each Fund may be changed by the Board of Directors of PVC without shareholder approval.
Additional information about the investment strategies and the types of securities in which the Funds may invest is discussed below under “Certain Investment Strategies and Related Risks of the Funds” as well as in the Statement of Additional Information.
The Statement of Additional Information provides further information about the portfolio manager(s) for each Fund, including information about compensation, other accounts managed and ownership of Fund shares.

Fees and Expenses of the Funds
Fees and Expenses as a % of average daily net assets

The following table shows: (a) the ratios of expenses to average net assets of the Acquired Fund for the fiscal year ended December 31,
2009; (b) the ratios of expenses to average net assets of the Acquiring Fund for the fiscal year ended December 31, 2009; and (c) the pro forma expense ratios of the Acquiring Fund for the fiscal year ended December 31, 2009 assuming that the Reorganization had taken place at the commencement of that fiscal year. The table also shows (d) the pro forma expense ratio of the Acquiring Fund assuming that the
Reorganization as to both the Acquired Fund and a second PVC Fund as described under Proposal 4, had taken place at the commencement of the fiscal year ended December 31, 2009.
These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Acquired and Acquiring Funds’ performance.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

			Acquired	Total
			Fund	Operating		Total
	Management	Other	Fees and	Expense	Expense	Operating
	Fees	Expenses	Expenses	Ratio	Reimbursement	Expenses
(a) MidCap Value Account II (Acquired Fund)
Class 1	1.05%	0.01%	0.01%	1.07%	0.05%(1)	1.02%

(b) MidCap Blend Account ( Acquiring Fund)
Class 1	0.59%	0.02%	0.00%	0.61%	N/A	0.61%

(c) MidCap Blend Account (Acquiring Fund)
(Pro forma assuming Reorganization)
Class 1	0.59%	0.01%	0.00%	0.60%	N/A	0.60%

(d) MidCap Blend Account (Acquiring Fund)
(Pro forma assuming Reorganization and second fund Reorganization under Proposal 4)
Class 1	0.59%	0.01%	0.00%	0.60%	N/A	0.60%

(1) Principal has contractually agreed to limit the Acquired Fund’s expenses attributable to Class 1 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending April 30,
2011. The expense limits will maintain a total level of operating expenses, not including acquired fund fees and expenses or interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 1.01% for Class 1 shares.

The costs associated with the Reorganization are not reflected in the Annual Fund Operating Expenses table. The Acquired Fund will pay the costs associated with the Reorganization which are estimated to be $40,000. Assuming the Acquiring Fund experiences the expense ratios in the above table, shareholders of the Acquired Fund may expect the Acquiring Fund to recover the estimated expenses of the
Reorganization in less than one year.
Examples: The following examples are intended to help you compare the costs of investing in shares of the Acquired and Acquiring
Funds. The examples assume that fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a
5% return each year. The examples also take into account the relevant contractual expense limit until the date of expiration. The examples should not be considered a representation of future expense of the Acquired or Acquiring fund. Actual expense may be greater or less than those shown.

If you sell your shares at the end of the period:		1 Year	3 Years	5 Years	10 Years
MidCap Value Account II (Acquired Fund)	Class 1	$104	$344	$584	$1,300
MidCap Blend Account (Acquiring Fund)	Class 1	62	195	340	762
MidCap Blend Account (Acquiring Fund)	Class 1	61	192	335	750
(Pro forma assuming Reorganization)
MidCap Blend Account (Acquiring Fund)	Class 1	61	192	335	750
(Pro forma assuming Reorganization and
second fund Reorganization under Proposal 4)

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Acquired Fund was 164.4% of the average value of its portfolio while the portfolio turnover rate for the Acquiring Fund was 25.4%.

Investment Management Fees/Sub-Advisory Arrangements

The Funds each pay their investment advisor, PMC, an advisory fee which for each Fund is calculated as a percentage of the Fund’s average daily net assets pursuant to the following fee schedule:

MidCap Value Account II		MidCap Blend Account
(Acquired Fund)		(Acquiring Fund)

First $250 million	1.05%	First $100 million	0.65%
Next $250 million	1.00%	Next $100 million	0.60%
Next $250 million	0.95%	Next $100 million	0.55%
Next $250 million	0.90%	Next $100 million	0.50%
Over $1 billion	0.85%	Over $400 million	0.45%

The Acquired and Acquiring Fund paid the following fee (as a percentage of the Account’s average daily net assets) for the fiscal year ended December 31, 2009:
1.05%		0.59%

As sub-advisors to the Funds, Jacobs Levy and PGI are paid sub-advisory fees for their services. These sub-advisory fees are paid by
PMC, not by the Funds.

A discussion of the basis of the Board’s approval of the advisory and sub-advisory agreements with respect to the Acquired and
Acquiring Funds is available in PVC’s Annual Report to Shareholders for the fiscal year ended December 31, 2009.

	Comparison of Principal Investment Risks

In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because the Funds have the same investment objectives and substantially the same principal policies, the Funds’ risks are similar. As described below, the Funds also have some different risks.

Risks Applicable to both Funds:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risks Applicable to the Acquired Fund:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability;
nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S.
companies).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free passthrough of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Risk Applicable to the Acquiring Fund:

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Acquired and Acquiring Funds. The bar chart shows the investment returns of the Acquired and Acquiring Fund’s Class 1 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Acquired and Acquiring Funds and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-
based market indices. Past performance is not necessarily an indication of how the Fund will perform in the future.

Class 1 shares of the Acquiring Fund began operations on December 18, 1987, and Class 2 began operations on September 9, 2009. The returns for Class 2 shares for the periods prior to September 9, 2009, are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.

Performance figures for the Funds do not include any separate account expenses, cost of insurance, or other contract-level expenses.
Total returns for the Funds would be lower if such expenses were included.

Highest return for a quarter during the period of the bar chart above:	Q3 '09	27.39%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-29.07%

Highest return for a quarter during the period of the bar chart above:	Q2 '09	18.19%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-23.92%

Average Annual Total Returns (%) for periods ended December 31, 2009
	Past 1 Year	Past 5 Years	Past 10 Years
MidCap Value Account II (Acquired Fund)
Class 1	34.13%	-1.39%	6.02%
Russell Midcap Value Index	34.21	1.98	7.58
(reflects no deduction for fees, expenses, or taxes)

	Past 1 Year	Past 5 Years	Past 10 Years
MidCap Blend Account (Acquiring Fund)
Class 1	33.76%	3.83%	6.63%
Class 2	33.44	3.53	6.34
Russell Midcap Index	40.48	2.43	4.98
(reflects no deduction for fees, expenses, or taxes)

Board Consideration of the Reorganization

The Board, including the Independent Directors, considered the Reorganization pursuant to the Plan at its meeting on March 8, 2010.
The Board considered information presented by PMC, and the Independent Directors were assisted by independent legal counsel. The Board requested and evaluated such information as it deemed necessary to consider the Reorganization. At the meeting, the Board unanimously approved the Reorganization after concluding that participation in the Reorganization is in the best interests of the Acquired Fund and the
Acquiring Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.
In determining whether to approve the Reorganization, the Board made inquiry into a number of matters and considered, among others, the following factors, in no order of priority:
(1)	identical investment objectives and similar principal investment strategies shared by the Funds;
(2)	the absence of any differences in the Funds’ fundamental investment restrictions;
(3)	estimated trading costs associated with disposing of any portfolio securities of the Acquired Fund and reinvesting the proceeds in connection with the Reorganization;
(4)	expense ratios and available information regarding the fees and expenses of the Funds;
(5)	comparative investment performance of and other information pertaining to the Funds;
(6)	the prospects for growth of and for achieving economies of scale by the Acquired Fund in combination with the Acquiring Fund;
(7)	the absence of any material differences in the rights of shareholders of the Funds;
(8)	the financial strength, investment experience and resources of PGI, which currently serves as sub-advisor to the Acquiring Fund
(9)	any direct or indirect benefits expected to be derived by PMC and its affiliates from the Reorganization;
(10) the direct or indirect federal income tax consequences of the Reorganization, including the expected tax-free nature of the
Reorganization and the impact of any federal income tax loss carry forwards and the estimated capital gain or loss expected to be incurred in connection with disposing of any portfolio securities that would not be compatible with the investment objectives and strategies of the Acquiring Fund;
(11) the fact that the Reorganization will not result in any dilution of Acquired or Acquiring Fund shareholder values;
(12) the terms and conditions of the Plan; and
(13) possible alternatives to the Reorganization.
The Board’s decision to recommend approval of the Reorganization was based on a number of factors, including the following:
(1)	it should be reasonable for shareholders of the Acquired Fund to have similar investment expectations after the Reorganization because the Funds have identical investment objectives and similar principal investment strategies and risks;
(2)	PGI as sub-advisor responsible for managing the assets of the Acquiring Fund may be expected to provide high quality investment advisory services and personnel for the foreseeable future;
(3)	the Acquiring Fund has lower advisory fee rates and overall expense ratios than the Acquired Fund; and
(4)	the combination of the Acquired Fund may be expected to afford shareholders of the Acquired Fund on an ongoing basis greater prospects for growth and efficient management.
(5)	the Acquiring Fund has outperformed the Acquired Fund for the five- and ten-year periods ended December 31, 2009.

PROPOSAL 4:
APPROVAL OF A PLAN OF ACQUISITION PROVIDING
FOR THE REORGANIZATION OF THE
MIDCAP GROWTH ACCOUNT I
INTO THE MIDCAP BLEND ACCOUNT

Shareholders of the MidCap Growth Account I (the “Acquired Fund”) are being asked to approve the reorganization of the Acquired
Fund into the MidCap Blend Account (the “Acquiring Fund). As is more fully described under Proposal 3 above, the MidCap Value Account
II, another PVC Fund, is also proposed to be reorganized into the Acquiring Fund. The implementation of each such reorganization is not contingent upon shareholder approval and implementation of other reorganizations.

Comparison of Acquired and Acquiring Funds

The following table provides comparative information with respect to the Acquired and Acquiring Funds. As indicated in the table, the
Funds have identical investment objectives in that both Funds seek to provide long-term growth of capital. The Funds also have substantially similar principal policies and risks in that both invest primarily in equity securities of medium capitalization companies. The Funds differ principally in that the Acquired Fund focuses on investment of companies with growth characteristics while the Acquiring Fund invests in securities with value and/or growth characteristics. In addition, the Acquired Fund may invest up to 25% of its net assets in foreign securities.

MidCap Growth Account I	MidCap Blend Account
(Acquired Fund)	(Acquiring Fund)
Approximate Net Assets as of December 31, 2009:
$50,570,000	$389,161,000

Investment Advisor:	PMC

Sub-Advisors and Portfolio Managers:

Mellon Capital Management Corporation (“Mellon Capital”)	Principal Global Investors, Inc. (“PGI”)

Mellon Capital has offices located at 50 Fremont Street,	PGI is located at 801 Grand Avenue, Des Moines, IA 50392. PGI

San Francisco, CA 94105 and offices located at 500 Grant Street,	is an affiliate of PFG
Suite 4200, Pittsburgh, PA 15258, and is a wholly owned	Portfolio Managers:

subsidiary of The Bank of New York Mellon.	K. William Nolin, CFA, Portfolio Manager. Mr. Nolin joined PGI
Portfolio Managers:	in 1994 and has served as portfolio manager on the Acquiring
Fund since 2000. He serves as the portfolio manager for the firm’s
Ronald P. Gala, CFA, Director, Senior Portfolio Manager, Active	international small-cap equity portfolios. He earned a Bachelor’s
Equity Strategies. Mr. Gala joined the firm in 1993 and has served	degree in Finance from the University of Iowa and an MBA from
as portfolio manager on the Acquired Fund since 2009. He earned	the Yale School of Management. He has earned the right to use the
a BS in Business Administration from Duquesne University and	Chartered Financial Analyst designation.
an MBA in Finance from the University of Pittsburgh. He has
earned the right to use the Chartered Financial Analyst
designation.

Adam T. Logan, CFA, Vice President and Senior Portfolio
Manager. Mr. Logan joined the company in 1998 and has served as portfolio manager on the Acquired Fund since 2005. He is
currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA
from the Katz Graduate School of Business at the University of
Pittsburgh. He has earned the right to use the Chartered Financial
Analyst designation.

Comparison of Investment Objectives and Strategies
Investment Objectives:
Both Funds seek to provide long-term growth of capital.

MidCap Growth Account I	MidCap Blend Account
(Acquired Fund)	(Acquiring Fund)

Principal Investment Strategies:
Under normal market conditions, the Fund invests at least 80% of	The Fund invests primarily in equity securities of medium
its net assets in common stocks of companies with medium market	capitalization companies. Under normal circumstances, the Fund
capitalization (those with market capitalizations similar to	invests at least 80% of its net assets in equity securities of
companies in the Russell Midcap® Growth Index (as of the most	companies with medium market capitalizations (those with market
recent calendar year end, this range was between approximately	capitalizations similar to companies in the Russell Midcap® Index
$0.03 billion and $15.5 billion)) at the time of purchase. In the	(as of the most recent calendar year end, this range was between
view of the Mellon Capital, many medium-sized companies:	approximately $0.03 billion and $15.5 billion) at the time of
• are in fast growing industries,	purchase. Market capitalization is defined as total current market
• offer superior earnings growth potential, and	value of a company’s outstanding common stock.
• are characterized by strong balance sheets and high returns on	In selecting securities for investment, PGI looks at stocks with
equity.	value and/or growth characteristics and constructs an investment
The Fund may also hold investments in large and small	portfolio that has a “blend” of stocks with these characteristics. In
capitalization companies, including emerging and cyclical growth	managing the assets of the Fund, PGI does not have a policy of
companies. The Fund may invest up to 25% of its net assets in	preferring one of these categories to the other. The value
securities of foreign companies, including securities of issuers in	orientation emphasizes buying stocks at less than their inherent
emerging countries and securities quoted in foreign currencies.	value and avoiding stocks whose price has been artificially built
up. The growth orientation emphasizes buying stocks of
Mellon Capital uses valuation models designed to identify	companies whose potential for growth of capital and earnings is
common stocks of companies that have demonstrated consistent	expected to be above average.
earnings momentum and delivered superior results relative to
market analyst expectations. Other considerations include profit	PGI believes that superior stock selection is the key to consistent
margins, growth in cash flow and other standard balance sheet	out-performance. PGI seeks to achieve superior stock selection by
measures. The securities held are generally characterized by strong	systematically evaluating company fundamentals and in-depth
earnings momentum measures and higher expected earnings per	original research.
share growth.	PGI focuses its stock selections on established companies that it
The valuation model incorporates information about the relevant	believes have a sustainable competitive advantage. PGI constructs
criteria as of the most recent period for which data are available.	a portfolio that is “benchmark aware” in that it is sensitive to the
Once ranked, the securities are categorized under the headings	sector (companies with similar characteristics) and security
“buy,” “sell,” or “hold.” The decision to buy, sell or hold is made	weightings of its benchmark.
by Mellon Capital based primarily on output of the valuation	The Fund may purchase securities issued as part of, or a short
model. However, that decision may be modified due to	period after, companies’ initial public offerings and may at times
subsequently available or other specific relevant information about	dispose of those shares shortly after their acquisition.
the security. In addition, Mellon Capital manages risk by
diversifying across companies and industries, limiting the
potential adverse impact from any one stock or industry.

The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund is actively managed and prepared to invest in securities, sectors, or industries differently from the benchmark. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions.

Temporary Defensive Investing:
For temporary defensive purposes in times of unusual or adverse market, economic, or political conditions, each Fund may invest up to
100% of its assets in cash and cash equivalents. In taking such defensive measures, either Fund may fail to achieve its investment objective.

Fundamental Investment Restrictions:
The Funds are subject to identical fundamental investment restrictions. These fundamental restrictions deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments, and short sales of securities. The fundamental investment restrictions of the
Funds are described in the Statement of Additional Information.

The investment objective of each Fund may be changed by the Board of Directors of PVC without shareholder approval.

Additional information about the investment strategies and the types of securities in which the Funds may invest is discussed below under “Certain Investment Strategies and Related Risks of the Funds” as well as in the Statement of Additional Information.

The Statement of Additional Information provides further information about the portfolio manager(s) for each Fund, including information about compensation, other accounts managed and ownership of Fund shares. .

Fees and Expenses of the Funds

Fees and Expenses as a % of average daily net assets

The following table shows: (a) the ratios of expenses to average net assets of the Acquired Fund for the fiscal year ended December 31,
2009; (b) the ratios of expenses to average net assets of the Acquiring Fund for the fiscal year ended December 31, 2009; and (c) the pro forma expense ratios of the Acquiring Fund for the fiscal year ended December 31, 2009 assuming that the Reorganization had taken place at the commencement of that fiscal year. The table also shows (d) the pro forma expense ratio of the Acquiring Fund assuming that the
Reorganization as to both the Acquired Fund and a second PVC Fund as described under Proposal 3, had taken place at the commencement of the fiscal year ended December 31, 2009

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Acquired and Acquiring Funds’ performance.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

			Total
			Operating
	Management	Other	Expense
	Fees	Expenses	Ratio
(a) MidCap Growth Account I (Acquired Fund)
Class 1	0.90%	0.02%	0.92%

(b) MidCap Blend Account ( Acquiring Fund)
Class 1	0.59%	0.02%	0.61%

(c) MidCap Blend Account (Acquiring Fund)
(Pro forma assuming Reorganization)
Class 1	0.59%	0.01%	0.60%
(d) MidCap Blend Account (Acquiring Fund)
(Pro forma assuming Reorganization and
second fund Reorganization under Proposal 3)
Class 1	0.59%	0.01%	0.60%

The costs associated with the Reorganization are not reflected in the Annual Fund Operating Expenses table. The Acquired Fund will pay the costs associated with the Reorganization which are estimated to be $32,000. Assuming the Acquiring Fund experiences the expense ratios in the above table, shareholders of the Acquired Fund may expect the Acquiring Fund to recover the estimated expenses of the
Reorganization in less than one year.

Examples: The following examples are intended to help you compare the costs of investing in shares of the Acquired and Acquiring
Funds. The examples assume that fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a
5% return each year. The examples should not be considered a representation of future expense of the Acquired or Acquiring fund.
Actual expense may be greater or less than those shown.

If you sell your shares at the end of the period:		1 Year	3 Years	5 Years	10 Years
MidCap Growth Account I (Acquired Fund)	Class 1	$94	$293	$509	$1,131

MidCap Blend Account (Acquiring Fund)	Class 1	62	195	340	762

MidCap Blend Account (Acquiring Fund)	Class 1	61	192	335	750
(Pro forma assuming Reorganization)

MidCap Blend Account (Acquiring Fund)	Class 1	61	192	335	750
(Pro forma assuming Reorganization and
second fund Reorganization under Proposal 3)

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Acquired Fund was 79.8% of the average value of its portfolio while the portfolio turnover rate for the
Acquiring Fund was 25.4%.

Investment Management Fees/Sub-Advisory Arrangements

The Funds each pay their investment advisor, PMC, an advisory fee which for each Fund is calculated as a percentage of the Fund’s average daily net assets pursuant to the following fee schedule:

MidCap Growth Account I		MidCap Blend Account
(Acquired Fund)		(Acquiring Fund)
First $100 million	0.90%	First $100 million	0.65%
Next $100 million	0.85%	Next $100 million	0.60%
Next $100 million	0.80%	Next $100 million	0.55%
Next $100 million	0.75%	Next $100 million	0.50%
Over $400 million	0.70%	Over $400 million	0.45%

The Acquired and Acquiring Fund paid the following fee (as a percentage of the Account’s average daily net assets) for the fiscal year ended December 31, 2009:
0.90%	0.59%

As sub-advisors to the Funds, Mellon Capital and PGI are paid sub-advisory fees for their services. These sub-advisory fees are paid by
PMC, not by the Funds.

A discussion of the basis of the Board’s approval of the advisory and sub-advisory agreements with respect to the Acquired and
Acquiring Funds is available in PVC’s Annual Report to Shareholders for the fiscal year ended December 31, 2009.

Comparison of Principal Investment Risks

In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because the Funds have the same investment objectives and similar principal policies, the Funds’ risks are similar. As described below, the Funds also have some different risks.

Risks Applicable to both Funds:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Risks Applicable to the Acquired Fund:

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability;
nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S.
companies).

Risks Applicable to the Acquiring Fund:

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Acquired and Acquiring Funds. The bar chart shows the investment returns of the Acquired and Acquiring Fund’s Class 1 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Acquired and Acquiring Funds and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-
based market indices. Past performance is not necessarily an indication of how the Fund will perform in the future.

Class 1 shares of the Acquiring Fund began operations on December 18, 1987, and Class 2 began operations on September 9, 2009. The returns for Class 2 shares for the periods prior to September 9, 2009, are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.

Highest return for a quarter during the period of the bar chart above:		Q2 '09	18.19%
Lowest return for a quarter during the period of the bar chart above:		Q4 '08	-23.92%

Average Annual Total Returns (%) for periods ended December 31, 2009
	Past 1 Year	Past 5 Years	Past 10 Years
MidCap Growth Account I (Acquired Fund)
Class 1	35.15%	1.90%	1.35%
Russell Midcap Growth Index	46.29	2.40	-0.52
(reflects no deduction for fees, expenses, or taxes)

	Past 1 Year	Past 5 Years	Past 10 Years
MidCap Blend Account (Acquiring Fund)
Class 1	33.76%	3.83%	6.63%
Class 2 (1)	33.44	3.53	6.34
Russell Midcap Index	40.48	2.43	4.98
(reflects no deduction for fees, expenses, or taxes)

Performance figures for the Funds do not include any separate account expenses, cost of insurance, or other contract-level expenses.
Total returns for the Funds would be lower if such expenses were included.

Board Consideration of the Reorganization
The Board, including the Independent Directors, considered the Reorganization pursuant to the Plan at its meeting on March 8, 2010.
The Board considered information presented by PMC, and the Independent Directors were assisted by independent legal counsel. The Board requested and evaluated such information as it deemed necessary to consider the Reorganization. At the meeting, the Board unanimously approved the Reorganization after concluding that participation in the Reorganization is in the best interests of the Acquired Fund and the
Acquiring Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.
In determining whether to approve the Reorganization, the Board made inquiry into a number of matters and considered, among others, the following factors, in no order of priority:
(1)	identical investment objectives and similar principal investment strategies shared by the Funds;
(2)	the absence of any differences in the Funds’ fundamental investment restrictions;
(3)	estimated trading costs associated with disposing of any portfolio securities of the Acquired Fund and reinvesting the proceeds in connection with the Reorganization;
(4)	expense ratios and available information regarding the fees and expenses of the Funds;
(5)	comparative investment performance of and other information pertaining to the Funds;
(6)	the prospects for growth of and for achieving economies of scale by the Acquired Fund in combination with the Acquiring Fund;
(7)	the absence of any material differences in the rights of shareholders of the Funds;
(8)	the financial strength, investment experience and resources of PGI, which currently serves as sub-advisor to the Acquiring Fund
(9)	any direct or indirect benefits expected to be derived by PMC and its affiliates from the Reorganization;
(10) the direct or indirect federal income tax consequences of the Reorganization, including the expected tax-free nature of the
Reorganization and the impact of any federal income tax loss carry forwards and the estimated capital gain or loss expected to be incurred in connection with disposing of any portfolio securities that would not be compatible with the investment objectives and strategies of the Acquiring Fund;
(11) the fact that the Reorganization will not result in any dilution of Acquired or Acquiring Fund shareholder values;
(12) the terms and conditions of the Plan; and
(13) possible alternatives to the Reorganization.
The Board’s decision to recommend approval of the Reorganization was based on a number of factors, including the following:
(1)	it should be reasonable for shareholders of the Acquired Fund to have similar investment expectations after the Reorganization because the Funds have the same investment objectives and similar principal investment strategies and risks;
(2)	PGI as sub-advisor responsible for managing the assets of the Acquiring Fund may be expected to provide high quality investment advisory services and personnel for the foreseeable future;
(3)	the Acquiring Fund has lower advisory fee rates and lower overall expense ratios than the Acquired Fund; and
(4)	the combination of the Acquired Fund may be expected to afford shareholders of the Acquired Fund on an ongoing basis greater prospects for growth and efficient management.
(5)	the Acquiring Fund has outperformed the Acquired Fund for the five- and ten-year periods ended December 31, 2009.

PROPOSAL 5:
APPROVAL OF A PLAN OF ACQUISITION PROVIDING
FOR THE REORGANIZATION OF THE
INTERNATIONAL SMALLCAP ACCOUNT
INTO THE DIVERSIFIED INTERNATIONAL ACCOUNT.

Shareholders of the International SmallCap Account (the “Acquired Fund”) are being asked to approve the reorganization of the
Acquired Fund into the Diversified International Account (the “Acquiring Fund.)

Comparison of Acquired and Acquiring Funds
The following table provides comparative information with respect to the Acquired and Acquiring Funds. As indicated in the table, the
Funds have similar investment objectives in that the Acquiring Fund seeks long-term growth of capital by investing in a portfolio of equity securities of companies established outside the U.S. while the Acquired Fund seeks long-term growth of capital. The Funds also have substantially similar principal policies and risks in that both invest primarily in equity securities of non-U.S. companies. The Funds differ in that the Acquired Fund generally holds principally securities of non-U.S. companies with relatively smaller market capitalizations while the
Acquiring Fund invests in equity securities of small, medium, and large capitalization companies. Further, the Acquiring Fund, under normal circumstances, invests at least 80% of its net assets in companies located in at least three different countries, one of which may be the U.S.

International SmallCap Account	Diversified International Account
(Acquired Fund)	(Acquiring Fund)
Approximate Net Assets as of December 31, 2009:
$101,980,000	$366,603,000
Investment Advisor:	PMC

Sub-Advisors and Portfolio Managers:

Principal Global Investors, Inc. (“PGI”)

PGI is located at 801 Grand Avenue, Des Moines, IA 50392. PGI is an affiliate of PFG.

Portfolio Managers:	Portfolio Managers:

Brian W. Pattinson, CFA, Portfolio Manager. Mr. Pattinson is a	Paul H. Blankenhagen, CFA, Portfolio Manager. Mr.
portfolio manager at PGI and has served as portfolio manager on	Blankenhagen joined PGI in 1992 and was named a portfolio
the Acquired Fund since 2001. He serves as the portfolio manager	manager of the Acquiring Fund in 2003. He is responsible for
for the firm’s international small-cap equity portfolios. He joined	developing portfolio strategy and the ongoing management of core
PGI in 1994. Mr. Pattinson earned a Bachelor’s and an MBA	international equity portfolios. He earned a Bachelor’s degree in
degree in Finance from the University of Iowa. he has earned the	Finance from Iowa State University and a Master’s degree from
right to use the Chartered Financial Analyst designation.	Drake University. He has earned the right to use the Chartered
Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa
Society of Financial Analysts.

Juliet Cohn, MSI, Portfolio Manager. Ms. Cohn is a managing
director - portfolio manager at an affiliate advisor in London and has served as portfolio manager on the Acquiring Fund since
2004. She is responsible for managing the firm's Dublin-domiciled
European equity fund and co-managing core international equity portfolios, where she has a primary focus on Europe. Ms. Cohn is also active in company research with an emphasis on the health care sector. She joined the firm in 2003. Ms. Cohn earned a
bachelor's degree in mathematics from Trinity College,
Cambridge, England. She is a Member of the Securities Institute.

Christopher Ibach, CFA, Portfolio Manager. Mr. Ibach, associate portfolio manager and equity research analyst, joined PGI in 2002 and has served as portfolio manager on the Acquiring Fund since
2005. He specializes primarily in the analysis of international technology companies, with a particular emphasis on
semiconductor research. Mr. Ibach earned a Bachelor’s degree in
Electrical Engineering and an MBA in Finance from the
University of Iowa. He has earned the right to use the Chartered
Financial Analyst designation.

International SmallCap Account	Diversified International Account
(Acquired Fund)	(Acquiring Fund)

Comparison of Investment Objectives and Strategies
Investment Objectives:

The Acquiring Fund seeks long-term growth of capital in a	The Acquired Fund seeks long-term growth of capital.
portfolio of equity securities of companies established outside the U.S.

Principal Investment Strategies:
The Fund invests primarily in equity securities of non-U.S.	The Account invests in a portfolio of equity securities of
companies with comparatively smaller market capitalizations.	companies domiciled in any of the nations of the world. The Fund
Under normal market conditions, the Fund invests at least 80% of	invests in foreign securities, which are:
its net assets (plus borrowings for investment purposes) in	• companies with their principal place of business or principal
securities of companies similar in size to companies included in	office outside the U.S. or
the MSCI World Ex-US Small Cap Index (as of the most recent	• companies for which the principal securities trading market is
calendar year end this range was between approximately $35.2	outside the U.S.
million and $3.9 billion). Market capitalization is defined as total
current market value of a company’s outstanding common stock.	Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, Australia, New
The Fund invests in securities of:	Zealand, and the Pacific Islands. However, the Fund may invest in
• companies with their principal place of business or principal	emerging market securities in an attempt to achieve its investment
office outside the U.S. or	objective. The Fund will invest in equity securities of small,
• companies for which the principal securities trading market is	medium, and large capitalization companies.
outside the U.S.
The equity management philosophy of PGI is based on the belief	The Fund has no limitation on the percentage of assets that are
that superior stock selection and disciplined risk management	invested in any one country or denominated in any one currency.
provide consistent outperformance. PGI focuses on companies	However, under normal circumstances, the Fund intends to invest
with improving and sustainable business fundamentals, rising	at least 80% of its net assets in companies in at least three different
investor expectations, and attractive relative valuation. PGI uses a	countries. One of those countries may be the U.S. though currently
research-driven investment approach to minimize unintended	the Fund does not intend to invest in equity securities of U.S.
portfolio risks (including sector and market cap biases relative to	companies.
the index) so that stock selection drives performance. PGI focuses	The equity management philosophy of PGI is based on the belief
its stock selections on established companies that it believes have	that superior stock selection and disciplined risk management
a improving business fundamentals.	provide consistent outperformance. PGI focuses on companies
PGI constructs a portfolio that is “benchmark aware” in that it is	with improving and sustainable business fundamentals, rising
sensitive to the sector (companies with similar characteristics) and	investor expectations, and attractive relative valuation. PGI uses a
security weightings of its benchmark. However, the Fund is	research-driven investment approach to minimize unintended
actively managed and prepared to invest in securities, sectors, or	portfolio risks (including sector and market cap biases relative to
industries differently from the benchmark. The Fund may actively	the index) so that stock selection drives performance.
trade portfolio securities in an attempt to achieve its investment	PGI constructs a portfolio that is “benchmark aware” in that it is
objective. The Fund may engage in certain options transactions,	sensitive to the sector (companies with similar characteristics) and
enter into financial futures contracts and related options for the	security weightings of its benchmark.
purpose of portfolio hedging, and enter into currency forwards or
futures contracts and related options for the purpose of currency	The Fund may actively trade securities in an attempt to achieve its
hedging. The Fund could purchase shares issued by an ETF to	investment objective. The Fund may engage in certain options
temporarily gain broad exposure to the equity market while	transactions, enter into financial futures contracts and related
awaiting purchase of underlying securities. The Fund may lend its	options for the purpose of portfolio hedging, and enter into
portfolio securities to brokers, dealers and other financial	currency forwards or futures contracts and related options for the
institutions.	purpose of currency hedging. This Fund may be used as part of a fund of funds strategy.

Temporary Defensive Investing:
For temporary defensive purposes in times of unusual or adverse market, economic, or political conditions, each Fund may invest up to
100% of its assets in cash and cash equivalents. In taking such defensive measures, either Fund may fail to achieve its investment objective.
Fundamental Investment Restrictions:
The Funds are subject to identical fundamental investment restrictions. These fundamental restrictions deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments, and short sales of securities. The fundamental investment restrictions of the
Funds are described in the Statement of Additional Information.

The investment objective of each Fund may be changed by the Board of Directors of PVC without shareholder approval.

Additional information about the investment strategies and the types of securities in which the Funds may invest is discussed below under “Certain Investment Strategies and Related Risks of the Funds” as well as in the Statement of Additional Information.

The Statement of Additional Information provides further information about the portfolio manager(s) for each Fund, including information about compensation, other accounts managed and ownership of Fund shares.

Fees and Expenses of the Funds

Fees and Expenses as a % of average daily net assets

The following table shows: (a) the ratios of expenses to average net assets of the Acquired Fund for the fiscal year ended December 31,
2009; (b) the ratios of expenses to average net assets of the Acquiring Fund for the fiscal year ended December 31, 2009; and (c) the pro forma expense ratios of the Acquiring Fund for the fiscal year ended December 31, 2009 assuming that the Reorganization had taken place at the commencement of the fiscal year ended December 31, 2009.
These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Acquired and Acquiring Funds’ performance.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

			Total
			Operating		Total
	Management	Other	Expense	Expense	Operating
	Fees	Expenses	Ratio	Reimbursement	Expenses
(a) International SmallCap Account (Acquired Fund)
Class 1	1.20%	0.14%	1.34%	0.18%	1.16%

(b) Diversified International Account ( Acquiring Fund)
Class 1	0.84%	0.07%	0.91%	N/A	0.91%

(c) Diversified International Account (Acquiring Fund)
(Pro forma assuming Reorganization)
Class 1	0.84%	0.06%	0.90%	N/A	0.90%

Principal has contractually agreed to limit the Acquired Fund’s expenses attributable to Class 1 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending April 30, 2011. The expense limits will maintain a total level of operating expenses, not including acquired fund fees and expenses or interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 1.16% for Class 1 shares.

The costs associated with the Reorganization are not reflected in the Annual Fund Operating Expenses table. The Acquired Fund will pay the costs associated with the Reorganization which are estimated to be $40,000. Assuming the Acquiring Fund experiences the expense ratios in the above table, shareholders of the Acquired Fund may expect the Acquiring Fund to recover the estimated expenses of the
Reorganization in less than one year.

Examples: The following examples are intended to help you compare the costs of investing in shares of the Acquired and Acquiring
Funds. The examples assume that fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a
5% return each year. The examples also take into account the relevant contractual expense limit until the date of expiration. The examples should not be considered a representation of future expense of the Acquired or Acquiring fund. Actual expense may be greater or less than those shown.

If you sell your shares at the end of the period:		1 Year	3 Years	5 Years	10 Years
International SmallCap Account (Acquired Fund)	Class 1	$118	$401	$711	$1,592

Diversified International Account (Acquiring Fund)	Class 1	93	290	504	1,120

Diversified International Account (Acquiring Fund)	Class 1	92	287	498	1,108
(Pro forma assuming Reorganization)

Portfolio Turnover

     Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Acquired Fund was 124.6% of the average value of its portfolio while the portfolio turnover rate for the Acquiring Fund was 105.5%.

Investment Management Fees/Sub-Advisory Arrangements

The Funds each pay their investment advisor, PMC, an advisory fee which for each Fund is calculated as a percentage of the Fund’s average daily net assets pursuant to the following fee schedule:

International SmallCap Account		Diversified International Account
(Acquired Fund)		(Acquiring Fund)

First $100 million	1.20%	First $250 million	0.85%
Next $100 million	1.15%	Next $250 million	0.80%
Next $100 million	1.10%	Next $250 million	0.75%
Next $100 million	1.05%	Next $250 million	0.70%
Over $400 million	1.00%	Over $1 billion	0.65%
The Acquired and Acquiring Fund paid the following fee (as a percentage of the Account’s average daily net assets) for the fiscal year ended December 31, 2009:
1.20%		0.84%

As sub-advisor to the Funds, PGI is paid sub-advisory fees for their services. These sub-advisory fees are paid by PMC, not by the
Funds.

A discussion of the basis of the Board’s approval of the advisory and sub-advisory agreements with respect to the Acquired and
Acquiring Funds is available in PVC’s Annual Report to Shareholders for the fiscal year ended December 31, 2009.

	Comparison of Principal Investment Risks

In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because the Funds have similar investment objectives and substantially similar principal policies, the Funds’ risks are substantially similar. As described below, the Funds also have some different risks.

Risks Applicable to both Funds:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability;
nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S.
companies).

Risks Applicable to the Acquired Fund:

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Risks Applicable to the Acquiring Fund:

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Acquired and Acquiring Funds. The bar chart shows the investment returns of the Acquired and Acquiring Fund’s Class 1 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Acquired and Acquiring Funds and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-
based market indices. Past performance is not necessarily an indication of how the Fund will perform in the future.

Class 1 shares began operations on May 2, 1994, and Class 2 shares began operations on January 8, 2007. the returns for Class 2 shares for the periods prior to January 8, 2007 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.

Performance figures for the Funds do not include any separate account expenses, cost of insurance, or other contract-level expenses.
Total returns for the Funds would be lower if such expenses were included.

Highest return for a quarter during the period of the bar chart above:	Q2 '09	28.08%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-26.46%

Highest return for a quarter during the period of the bar chart above:	Q2 '09	21.14%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-24.01%

Average Annual Total Returns (%) for periods ended December 31, 2009
	Past 1 Year	Past 5 Years	Past 10 Years
International SmallCap Account (Acquired Fund)
Class 1	33.74%	4.10%	3.58%
MSCI World Ex US Small Cap Index	50.82	3.87	N/A
(reflects no deduction for fees, expenses, or taxes)

	Past 1 Year	Past 5 Years	Past 10 Years
Diversified International Account (Acquiring Fund)
Class 1	27.30%	4.72%	1.62%
Class 2	26.84	4.44	1.36
MSCI ACWI Ex-US Index	41.45	5.83	2.71
(reflects no deduction for fees, expenses, or taxes)

Board Consideration of the Reorganization
The Board, including the Independent Directors, considered the Reorganization pursuant to the Plan at its meeting on March 8, 2010.
The Board considered information presented by PMC, and the Independent Directors were assisted by independent legal counsel. The Board requested and evaluated such information as it deemed necessary to consider the Reorganization. At the meeting, the Board unanimously approved the Reorganization after concluding that participation in the Reorganization is in the best interests of the Acquired Fund and the
Acquiring Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.
In determining whether to approve the Reorganization, the Board made inquiry into a number of matters and considered, among others, the following factors, in no order of priority:
(1)	similar investment objectives and similar principal investment strategies shared by the Funds;
(2)	the absence of any differences in the Funds’ fundamental investment restrictions;
(3)	estimated trading costs associated with disposing of any portfolio securities of the Acquired Fund and reinvesting the proceeds in connection with the Reorganization;
(4)	expense ratios and available information regarding the fees and expenses of the Funds;
(5)	comparative investment performance of and other information pertaining to the Funds;
(6)	the prospects for growth of and for achieving economies of scale by the Acquired Fund in combination with the Acquiring Fund;
(7)	the absence of any material differences in the rights of shareholders of the Funds;
(8)	the financial strength, investment experience and resources of PGI, which currently serves as sub-advisor to the Acquiring Fund.
(9)	any direct or indirect benefits expected to be derived by PMC and its affiliates from the Reorganization;
(10) the direct or indirect federal income tax consequences of the Reorganization, including the expected tax-free nature of the
Reorganization and the impact of any federal income tax loss carry forwards and the estimated capital gain or loss expected to be incurred in connection with disposing of any portfolio securities that would not be compatible with the investment objectives and strategies of the Acquiring Fund;
(11) the fact that the Reorganization will not result in any dilution of Acquired or Acquiring Fund shareholder values;
(12) the terms and conditions of the Plan; and
(13) possible alternatives to the Reorganization.
The Board’s decision to recommend approval of the Reorganization was based on a number of factors, including the following:
(1)	it should be reasonable for shareholders of the Acquired Fund to have similar investment expectations after the Reorganization because the Funds have similar investment objectives and similar principal investment strategies and risks;
(2)	PGI as sub-advisor responsible for managing the assets of the Acquiring Fund may be expected to provide high quality investment advisory services and personnel for the foreseeable future;
(3)	the Acquiring Fund has lower advisory fee rates and lower overall expense ratios than the Acquired Fund; and
(4)	the combination of the Acquired Fund may be expected to afford shareholders of the Acquired Fund on an ongoing basis greater prospects for growth and efficient management.

INFORMATION ABOUT THE REORGANIZATION
Plans of Acquisition
The terms of the Plans are summarized below. The summary is qualified in its entirety by reference to the Form of the Plans which is attached as Appendix A to this Proxy Statement/Prospectus.
Under each Plan, the Acquiring Fund will acquire all the assets and assume all the liabilities of the corresponding Acquired Funds. We expect that the closing date will be July 16, 2010, or such earlier or later date as PMC may determine, and that the Effective Time of the
Reorganization will be as of the close of regularly scheduled trading on the NYSE (normally 3:00 p.m., Central Time) on that date. Each
Fund will determine its net asset values as of the close of trading on the NYSE using the procedures described in its then current prospectus
(the procedures applicable to each Acquired Fund and Acquiring Fund is identical). Each Acquiring Fund will issue to the corresponding
Acquired Fund a number of shares of each share class with a total value equal to the total value of the net assets of the corresponding share class of the Acquired Fund outstanding at the Effective Time.
Immediately after the Effective Time, each Acquired Fund will distribute to its shareholders Acquiring Fund shares of the same class as the Acquired Fund shares each shareholder owns in exchange for all Acquired Fund shares of that class. Acquired Fund shareholders will receive a number of full and fractional shares of the Acquiring Fund that are equal in value to the value of the shares of the Acquired Fund that are surrendered in the exchange. In connection with the exchange, each Acquiring Fund will credit on its books an appropriate number of its shares to the account of each Acquired Fund shareholder, and the Acquired Fund will cancel on its books all its shares registered to the account of that shareholder. After the Effective Time, the Acquired Fund will be dissolved in accordance with applicable law.
The Plans may be amended, but no amendment may be made which in the opinion of the Board would materially adversely affect the interests of the shareholders of the Acquired Funds. The Board may abandon and terminate either or both of the Plans at any time before the
Effective Time if it believes that consummation of the transactions contemplated by the Plan(s) would not be in the best interests of the shareholders of either of the Funds.
Under the Plan, the Acquired Fund will pay all expenses and out-of-pocket fees incurred in connection with Proposals 3, 4, and 5. PMC will pay all expenses and out-of-pocket fees in connection with Proposals 1 and 2.
If the Plans are not consummated for any reason, the Board will consider other possible courses of action.
Description of the Securities to Be Issued
PVC is a Maryland corporation that is authorized to issue its shares of common stock in separate series and separate classes of series.
Each of the Acquired and Acquiring Funds is a separate series of PVC, and the Class 1 and Class 2 shares of common stock of the Acquiring
Fund to be issued in connection with the Reorganization represent interests in the assets belonging to that series and have identical dividend, liquidation and other rights, except that expenses allocated to a particular series or class are borne solely by that series or class and may cause differences in rights as described herein. Expenses related to the distribution of, and other identified expenses properly allocated to, the shares of a particular series or class are charged to, and borne solely by, that series or class, and the bearing of expenses by a particular series or class may be appropriately reflected in the net asset value attributable to, and the dividend and liquidation rights of, that series or class.
All shares of PVC have equal voting rights and are voted in the aggregate and not by separate series or class of shares except that shares are voted by series or class: (i) when expressly required by Maryland law or the 1940 Act and (ii) on any matter submitted to shareholders which the Board has determined affects the interests of only a particular series or class.
The share classes of the Acquired Fund have the same rights with respect to the Acquired Fund that the share classes of the Acquiring
Fund have with respect to the Acquiring Fund.
Shares of all Funds, when issued, have no cumulative voting rights, are fully paid and non-assessable, have no preemptive or conversion rights and are freely transferable. Each fractional share has proportionately the same rights as are provided for a full share.
Federal Income Tax Consequences
To be considered a tax-free “reorganization” under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”), a reorganization must exhibit a continuity of business enterprise. Because the Acquiring Fund will use a portion of the Acquired Fund’s assets in its business and will continue the Acquired Fund’s historic business, the combination of the Acquired Fund into the Acquiring Fund will exhibit a continuity of business enterprise. Therefore, the combination will be considered a tax-free “reorganization” under applicable provisions of the Code. In the opinion of tax counsel to PVC, no gain or loss will be recognized by either of the Funds or their shareholders in connection with the combination, the tax cost basis of the Acquiring Fund shares received by shareholders of the Acquired Fund will equal the tax cost basis of their shares in the Acquired Fund, and their holding periods for the Acquiring Fund shares will include their holding periods for the Acquired Fund shares.
Capital Loss Carryforward. As of December 31, 2009, the Acquired Funds had approximate accumulated capital loss carryforwards of
$14,335,000 for Short-Term Bond Account, $23,747,000 for Government & High Quality Bond Account, $48,617,000 for MidCap Value
Account II, $13,065,000 for MidCap Growth Account I, and $64,958,000 for International SmallCap Account. After the Reorganization,
these losses will be available to the Acquiring Funds to offset their capital gains, although the amount of offsetting losses in any given year may be limited. As a result of this limitation, it is possible that an Acquiring Fund may not be able to use these losses as rapidly as its corresponding Acquired Fund might have, and part of these losses may not be useable at all. The ability of an Acquiring Fund to utilize the accumulated capital loss carryforward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryforward currently are available only to shareholders of the Acquired Fund. After the Reorganization, however, these benefits will inure to the benefit of all shareholders of the corresponding Acquiring Fund.

Distribution of Income and Gains. Prior to the Reorganization, each Acquired Fund, whose taxable year will end as a result of the
Reorganization, will declare to its shareholders of record one or more distributions of all of its previously undistributed net investment income and net realized capital gain, including capital gains on any securities disposed of in connection with the Reorganization. Such distributions will be made to shareholders before the Reorganization. An Acquired Fund shareholder will be required to include any such distributions in such shareholder’s taxable income. This may result in the recognition of income that could have been deferred or might never have been realized had the Reorganization not occurred.

The foregoing is only a summary of the principal federal income tax consequences of the Reorganization and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisors regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.

CAPITALIZATION

PROPOSAL 1
The following tables show as of December 31, 2009: (i) the capitalization of the Acquired Fund; (ii) the capitalization of the Acquiring
Fund; and (iii) the pro forma combined capitalization of the Acquiring Fund as if the Reorganization had occurred as of that date. As of
December 31, 2009, the Acquired Fund had outstanding Class 1 shares. As of December 31, 2009, the Acquiring Fund had outstanding
Class 1 and Class 2 shares.

PMC will pay all expenses and out-of-pocket fees incurred in connection with the Reorganization. These expenses are estimated to be
$32,000. The Acquired Fund will pay any trading costs associated with disposing of any portfolio securities of the Acquired Fund that would not be compatible with the investment objectives and strategies of the Acquiring Fund and reinvesting the proceeds in securities that would be compatible. The estimated loss, including trading costs would be $8,362,000 on a US GAAP basis. The estimated per share capital loss would be $0.57.

		Net Assets		Shares
		(000s)	NAV	(000s)
Short-Term Bond Account	Class 1	$130,230	$8.86	14,694
(Acquired Fund)

Short-Term Income Account	Class 1	$74,934	$2.46	30,486
(Acquiring Fund)	Class 2	1,887	2.45	769
		$76,821		31,255

Increase in shares outstanding of the Acquired Fund	Class 1			38,245
to reflect the exchange for shares of the Acquiring Fund.

Short-Term Income Account	Class 1	$205,164	$2.46	83,425
(Acquiring Fund)	Class 2	1,887	2.45	769
(pro forma assuming Reorganization)		$207,051		84,194

PROPOSAL 2

The following tables show as of December 31, 2009: (i) the capitalization of the Acquired Fund; (ii) the capitalization of the Acquiring
Fund; and (iii) the pro forma combined capitalization of the Acquiring Fund as if the Reorganization had occurred as of that date. As of
December 31, 2009, the Acquired Fund had outstanding Class 1 shares. As of December 31, 2009, the Acquiring Fund had outstanding
Class 1 and Class 2 shares.

PMC will pay all expenses and out-of-pocket fees incurred in connection with the Reorganization. These expenses are estimated to be
$42,000. The Acquired Fund will pay any trading costs associated with disposing of any portfolio securities of the Acquired Fund that would not be compatible with the investment objectives and strategies of the Acquiring Fund and reinvesting the proceeds in securities that would be compatible. The estimated loss, including trading costs would be $8,534,000 on a US GAAP basis. The estimated per share capital loss would be $0.58.

		Net Assets		Shares
		(000s)	NAV	(000s)
Government & High Quality Bond Account	Class 1	$245,971	$10.50	23,424
(Acquired Fund)

Mortgage Securities Account	Class 1	$233,789	$10.07	23,217
(Acquiring Fund)	Class 2	1,675	10.09	166
		$235,464		23,383

Increase in shares outstanding for the Acquired Fund to	Class 1			1,002
reflect the exchange for shares of the Acquiring Fund

Mortgage Securities Account	Class 1	$479,760	$10.07	47,643
(Acquiring Fund)	Class 2	1,675	10.09	166
(pro forma assuming Reorganization)		$481,435		47,809

PROPOSALS 3 and 4
The following tables show as of December 31, 2009: (i) the capitalization of the Acquired Funds; (ii) the capitalization of the Acquiring
Fund; and (iii) the pro forma combined capitalization of the Acquiring Fund, adjusted to reflect the estimated expenses of the Reorganization
(i) as if each Reorganization had occurred separately and (ii) as if both Reorganizations had occurred as of December 31, 2009. As of
December 31, 2009, the Acquired Funds had outstanding Class 1 shares. As of December 31, 2009, the Acquiring Fund had outstanding
Class 1 and Class 2 shares.
The Acquired Funds will pay all expenses and out-of-pocket fees incurred in connection with the Reorganization. The expenses and fees the MidCap Growth Account I and the MidCap Value Account II will pay are expected to total $32,000 and $40,000, respectively. Further, the Acquired Funds will also pay any trading costs associated with disposing of any portfolio securities of the Acquired Fund that would not be compatible with the investment objectives and strategies of the Acquiring Fund and reinvesting the proceeds in securities that would be compatible. These trading costs are estimated to be $74,000 for the MidCap Growth Account I and $206,000 for the MidCap Value
Account II. The estimated gains would be $2,398,000 ($0.38 per share) for MidCap Growth Account I and $9,896,000($1.07 per share) for
MidCap Value Account II, on a U.S. GAAP basis.

		Net Assets		Shares
		(000s)	NAV	(000s)
(1) MidCap Growth Account I	Class 1	$50,570	$8.11	6,232
(Acquired Fund)

(2) MidCap Value Account II	Class 1	$96,238	$10.37	9,280
(Acquired Fund)

(3) MidCap Blend Account	Class 1	$379,151	$31.25	12,131
(Acquiring Fund)	Class 2	10,010	31.23	320
		$389,161		12,451

Reduction in net assets and decrease in net asset values	Class 1	$ (106)	(0.02)	N/A
per share of the Acquired Fund to reflect the estimated
expenses of the Reorganization and trading costs
associated with disposing of portfolio securities
(assuming the combination of (1) and (3))

Decrease in shares outstanding of the Acquired Fund	Class 1			(4,617)
to reflect the exchange for shares of the Acquiring Fund.
(assuming the combination of (1) and (3))

MidCap Blend Account	Class 1	$429,615	$31.25	13,746
(Acquiring Fund)	Class 2	10,010	31.23	320
(assuming the combination of (1) and (3))		$439,625		14,066

Reduction in net assets and decrease in net asset	Class 1	$ (246)	(0.03)	N/A
values per share of the Acquired Fund to reflect the
estimated expenses of the Reorganization and trading
costs associated with disposing of portfolio securities
(assuming the combination of (2) and (3))

Decrease in shares outstanding of the Acquired Fund	Class 1			(6,208)
to reflect the exchange for shares of the Acquiring Fund.
(assuming the combination of (2) and (3))

MidCap Blend Account	Class 1	$475,143	$31.25	15,203
(Acquiring Fund)	Class 2	10,010	31.23	320
(assuming the combination of (2) and (3))		$485,153		15,523

Reduction in net assets and decrease in net asset	Class 1	$ (352)	(0.02)	N/A
values per share of the Acquired Fund to reflect the
estimated expenses of the Reorganization and trading
costs associated with disposing of portfolio securities
(assuming the combination of (1), (2) and (3))

Decrease in shares outstanding of the Acquired Fund	Class 1			(10,825)
to reflect the exchange for shares of the Acquiring Fund.
(assuming the combination of (1), (2) and (3))

MidCap Blend Account	Class 1	$525,607	$31.25	16,818
(Acquiring Fund)	Class 2	10,010	31.23	320
(assuming the combination of (1), (2) and (3))		$535,617		17,138

PROPOSAL 5

The following tables show as of December 31, 2009: (i) the capitalization of the Acquired Fund; (ii) the capitalization of the Acquiring
Fund; and (iii) the pro forma combined capitalization of the Acquiring Fund as if the Reorganization had occurred as of that date. As of
December 31, 2009, the Acquired Fund had outstanding Class 1 shares. As of December 31, 2009, the Acquiring Fund had outstanding
Class 1 and Class 2 shares.

The Acquired Fund will pay all expenses and out-of-pocket fees incurred in connection with the Reorganization. The expenses and fees the Acquired Fund will pay are expected to total $40,000. Further, the Acquired Fund will also pay any trading costs associated with disposing of any portfolio securities of the Acquired Fund that would not be compatible with the investment objectives and strategies of the
Acquiring Fund and reinvesting the proceeds in securities that would be compatible. These costs are estimated to be $305,000. the estimated gain on a U.S. GAAP basis would be $7,298,000. The estimated per share capital gain would be $0.85.

		Net Assets		Shares
		(000s)	NAV	(000s)
International SmallCap Account	Class 1	$101,980	$11.88	8,585
(Acquired Fund)
		$101,980		8,585

Diversified International Account	Class 1	$364,176	$11.24	32,409
(Acquiring Fund)	Class 2	2,427	11.32	214
		$366,603		32,623
Reduction in net assets and decrease in net asset values	Class 1	$ (345)	*	N/A
per share of the Acquired Fund to reflect the estimated
expenses of the Reorganization and trading costs
associated with disposing of portfolio securities
Increase in shares outstanding of the Acquired Fund to	Class 1			457
reflect the exchange for shares of the Acquiring Fund.

Diversified International Account	Class 1	$465,811	$11.24	41,451
(Acquiring Fund)	Class 2	2,427	11.32	214
(pro forma assuming Reorganization)		$468,238		41,665

* Less than $.005 per share.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Certain Investment Strategies and Related Risks of the Funds

This section provides information about certain investment strategies and related risks of the Funds. The Statement of Additional
Information contains additional information about investment strategies and their related risks.

Some of the principal investment risks vary between the Funds and the variations are described above. The value of each Fund’s securities may fluctuate on a daily basis. As with all mutual funds, as the values of each Fund’s assets rise or fall, the Fund’s share price changes. If an investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Funds invest have associated risk.

Market Volatility. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements.
Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. It is possible to lose money when investing in the fund.

Equity Securities. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-Income Securities. Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-
backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Counterparty Risk. Each of the Funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Management Risk. The Funds are actively managed and prepared to invest in securities, sectors, or industries differently from the benchmark. For all Funds, if a sub-advisor's investment strategies do not perform as expected, the Fund could underperform other funds with similar investment objectives or lose money.

Liquidity Risk. A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Repurchase Agreements. Although not a principal investment strategy, some Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Bank Loans (also known as Senior Floating Rate Interests). Some of the Funds invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-
payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.

High Yield Securities. The Short-Term Bond Account may invest in debt securities rated BB or lower by Standard & Poor’s Ratings
Services or Ba or lower by Moody’s or, if not rated, determined to be of equivalent quality by the Manager or the Sub- Advisor. Such securities are sometimes referred to as high yield or “junk bonds” and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities.
High yield bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of an Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, an Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which an Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.

Real Estate Investment Trusts. The Funds may invest in real estate investment trust securities, herein referred to as “REITs.” REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the Fund’s advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act. Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Initial Public Offerings (“IPOs”). Certain of the Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for an Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in
IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, an Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Municipal Obligations and AMT-Subject Bonds. The two principal classifications of municipal bonds are “general obligation” and
“revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer’s full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

“AMT-subject bonds” are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”) and will also give rise to corporate alternative minimum taxes. See “Tax
Considerations” for a discussion of the tax consequences of investing in the Funds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

Derivatives. To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities.
Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the Fund

(denominated or generally quoted or currently convertible into the currency). The Funds may enter into forward commitment agreements (not as a principal investment strategy), which call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a Fund’s Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investment, these techniques could result in a loss. These techniques may increase the volatility of an Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The risks associated with derivative investments include:
• the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Manager or
Sub-Advisor anticipated;
• the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
• the risk that adverse price movements in an instrument can result in a loss substantially greater than an Fund’s initial investment; and
• the possibility that the counterparty may fail to perform its obligations.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Exchange Traded Funds (ETFs). These are a type of index or actively managed fund bought and sold on a securities exchange. An
ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. An Fund could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Convertible Securities. Convertible securities are fixed-income securities that an Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued, the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. An Fund may invest in convertible securities without regard to their ratings.

Foreign Investing. As a principal investment strategy, the Diversified International Account and the International SmallCap Accounts
may invest in securities of foreign companies. The other Funds (except the Mortgage Securities Account) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S.
companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If an
Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, an Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect an Fund’s investments in those countries. In addition, an Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a
Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors. To protect against future uncertainties in foreign currency exchange rates, the
Funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of an Fund’s portfolio. An Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate. Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:
• increased social, political, and economic instability;
• a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
• relatively new capital market structure or market-oriented economy;
• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
• restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. An Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies. The Funds (except the Short-Term Bond Account) may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility
(wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years of continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures. From time to time, as part of its investment strategy, each Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the
Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, an Fund may purchase U.S.
government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

Risk of Being an Underlying Fund. Some of the Funds are underlying funds to certain fund of funds. An underlying fund may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund. Principal and the Sub-Advisors for the funds of funds are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages.

The following tables show the percentage of the outstanding shares of the Acquiring Funds owned by the Strategic Asset Management
Portfolios as of December 31, 2009:
		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Diversified International Account	14.55%	1.99%	5.07%	1.36%	3.47%
MidCap Blend Account	7.48%	1.15%	2.99%	1.06%	2.01%
Mortgage Securities Account	48.10%	15.77%	4.95%	19.54%	--
Short-Term Income Account	21.42%	11.98%	1.52%	20.85%	0.51%

Securities Lending Risk. To earn additional income, each Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.
Portfolio Turnover. “Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in an Fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates.
Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may lower the
Fund’s performance. Turnover rates for each of the other Funds may be found in the Fund’s Financial Highlights table.
Please consider all the factors when you compare the turnover rates of different funds. A Fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the “total return” line in the Financial Highlights section reflects portfolio turnover costs.
Multiple Classes of Shares
The Board of Directors of PVC has adopted an 18f-3 Plan for each of the Funds. Under these plans, the Short-Term Bond Account,
Government & High Quality Bond Account, MidCap Value Account II, and MidCap Growth Account currently offer Class 1 shares. The
Short-Term Income Account, Mortgage Securities Account, and the MidCap Blend Account currently offer Class 1 and Class 2 shares. The shares are the same except for differences in class expenses, including any Rule 12b-1 fees and any applicable sales charges, excessive trading and other fees. Additional share classes may be offered in the future by the Acquiring Fund.
Distribution Plan and Additional Information Regarding Intermediary Compensation
The Fund has adopted a 12b-1 Plan for the Accounts. Under the 12b-1 Plan, each Account may make payments from its assets attributable to the Class 2 shares to the Fund’s Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b- 1 plans will not automatically terminate for the Accounts that are closed to new investors or to additional purchases by existing shareholders. The Fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plan at the time the Board directs the implementation of the closure of the Account. Because Rule 12b-1 fees are ongoing fees, over time they will increase the cost of an investment in the Accounts and may cost more than paying other types of sales charges. The maximum annualized Rule 12b-1 distribution and/or service fee (as a percentage of average daily net assets) for the Class 2 shares of each of the
Accounts is 0.25%.
Payments to Financial Professionals and Their Firms. Financial intermediaries receive compensation from the Distributor and its affiliates for marketing, selling, and/or providing services to variable annuities and variable life insurance contracts that invest in the
Accounts. Financial intermediaries also receive compensation for marketing, selling, and/or providing services to certain retirement plans that offer the Accounts as investment options. Financial intermediaries may include, among others, broker/dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Financial Professionals who deal with investors on an individual basis are typically associated with a financial intermediary. The Distributor and its affiliates may fund this compensation from various sources, including any Rule 12b-1 Plan fee that the Accounts pay to the Distributor. Individual Financial
Professionals may receive some or all of the amounts paid to the financial intermediary with which he or she is associated.
Ongoing Payments. In the case of Class 2 shares, and pursuant to the Rule 12b-1 Plan applicable to the Class 2 shares, the Distributor generally makes ongoing payments to your financial intermediary for services provided to you at an annual rate of 0.25% of average net assets attributable to your indirect investment in the Accounts. In addition, the Distributor or the Advisor may make from its own resources ongoing payments to an insurance company of up to 0.25% of the average net assets of the Accounts held by the insurance company in its separate accounts. The payments are for administrative services and may be made with respect to either or both classes of shares of the
Accounts.
Other Payments to Intermediaries. In addition to any commissions that may be paid at the time of sale, ongoing payments and the reimbursement of costs associated with education, training, and marketing efforts, conferences, seminars, due diligence trip expenses, ticket charges, and other general marketing expenses, some or all of which may be paid to financial intermediaries (and, in turn, to your Financial
Professional), the Distributor and its affiliates, at their expense, currently provide additional payments to financial intermediaries that sell variable annuities and variable life insurance contracts that may be funded by shares of the Accounts, or may sell shares of the Accounts to retirement plans for distribution services. Although payments made to each qualifying financial intermediary in any given year may vary, such payments will generally not exceed 0.25% of the current year’s sales of applicable variable annuities and variable life insurance contracts that may be funded by account shares, or 0.25% of the current year’s sales of Account shares to retirement plans by that financial intermediary.

A number of factors are considered in determining the amount of these additional payments, including each financial intermediary’s
Fund sales, assets, and redemption rates of applicable variable annuities, variable life insurance contracts, and retirement plans as well as the willingness and ability of the financial intermediary to give the Distributor access to its Financial Professionals for educational and marketing purposes. In some cases, financial intermediaries will include applicable variable annuities, variable life insurance contracts, and Account shares in retirement plans on a “preferred list.” The Distributor’s goals include making the Financial Professionals who interact with current and prospective investors and shareholders more knowledgeable about the Accounts so that they can provide suitable information and advice about the Accounts and related investor services. Additionally, the Distributor may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated Financial Professionals in connection with educational seminars and training and marketing efforts related to Accounts for the firms’ employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals. The Distributor may also provide payment or reimbursement for expenses associated with qualifying dealers’ conferences, ticket charges, and general marketing expenses.

In December 2006, Principal purchased Edge Asset Management, Inc. (formerly known as WM Advisors, Inc.) and its two subsidiaries,
Principal Funds Distributor, Inc. (formerly known as WM Funds Distributor, Inc.) and Principal Shareholder Services, Inc. (formerly known as WM Shareholder Services, Inc.) from New American Capital, Inc. (“New American”) and its parent company Washington Mutual, Inc.
(“WaMu”) (the “Transaction”). In connection with the Transaction, New American agreed to make payments to Principal with respect to each of the first four years following the closing of the Transaction. New American must make such payments to Principal if the aggregate fees Principal and its affiliates earn from Principal-sponsored mutual funds and other financial instruments such as annuities (the “Principal
Products”) that WaMu and its affiliates (including WaMu Investments, a broker-dealer subsidiary of WaMu) sell fall below certain specified amounts during any of the four years following the closing of the Transaction. The agreement between Principal and New American could result in New American paying Principal a maximum of $30 million with respect to each year in the four-year period. As a result, WaMu
Investments (and/or its affiliates) will have an additional incentive to sell Principal Products following the closing of the Transaction.

If one mutual fund sponsor makes greater distribution assistance payments than another, your Financial Professional and his or her financial intermediary may have an incentive to recommend one variable annuity, variable life insurance policy or mutual fund over another.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial Professional and his or her financial intermediary by the Accounts, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial Professional at the time of purchase.

Although an Account’s sub-advisor may use brokers who sell shares of the Accounts to effect portfolio transactions, the sale of Account shares is not considered as a factor when selecting brokers to effect portfolio transactions. The Fund has adopted procedures to ensure that the sale of account shares is not considered when selecting brokers to effect portfolio transactions. Your Contract or retirement plan may impose other charges and expenses, some of which may also be used in connection with the sale of such contracts in addition to those described in this Prospectus. The amount and applicability of any such fee are determined and disclosed separately within the prospectus for your insurance contract. Your financial intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee are determined and disclosed separately by the financial intermediary. You should ask your Financial Professional for information about any fees and/or commissions that are charged.

The Accounts earn dividends, interest, and other income from investments and distribute this income (less expenses) as dividends. The
Accounts also realize capital gains from investments and distribute these gains (less any losses) as capital gain distributions. The Accounts normally make dividends and capital gain distributions at least annually, in June. Dividends and capital gain distributions are automatically reinvested in additional shares of the Account making the distribution.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.) the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-
dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments may also create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend one share class of the Fund over another share class, or to recommend one variable annuity, variable life insurance policy or mutual fund over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Dividends and Distributions

The Accounts earn dividends, interest, and other income from investments and distribute this income (less expenses) as dividends. The
Accounts also realize capital gains from investments and distribute these gains (less any losses) as capital gain distributions. The Accounts normally make dividends and capital gain distributions at least annually, in June. Dividends and capital gain distributions are automatically reinvested in additional shares of the Account making the distribution.

Pricing of Fund Shares

Each Fund’s shares are bought and sold at the current net asset value (“NAV”) per share. Each Fund’s NAV is calculated each day the
New York Stock Exchange (“NYSE”) is open (shares are not priced on the days on which the NYSE is closed for trading). The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas. The NAV is determined at the close of business of the
NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.

For these Funds, the NAV is calculated by:
• taking the current market value of the total assets of the Fund
• subtracting liabilities of the Fund
• dividing the remainder proportionately into the classes of the Fund
• subtracting the liabilities of each class
• dividing the remainder by the total number of shares owned in that class.

NOTES:
• If market quotations are not readily available for a security owned by an Fund, its fair value is determined using a policy adopted by the Directors.
• An Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing an Fund’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by an Fund if significant events occur after the close of the market on which the foreign securities are traded but before the
Fund’s NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If
Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The trading of foreign securities generally or in a particular country or countries may not take place on all days the
NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.
• Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time.
These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

Frequent Trading and Market Timing (Abusive Trading Practices)

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions (“excessive trading”) of Fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, do not purchase shares of these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:
• disrupt the management of the Funds by:
• forcing the Fund to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Fund and
• causing unplanned portfolio turnover;
• hurt the portfolio performance of the Fund; and
• increase expenses of the Fund due to:
• increased broker-dealer commissions and
• increased recordkeeping and related costs.

If we are not able to identify such excessive trading practices, the Funds may be negatively impacted and may cause investors to suffer the harms described. The potential negative impact and harms of undetected excessive trading in shares of the underlying Funds in which the
Principal LifeTime Accounts or Strategic Asset Management Portfolios invest could flow through to the Principal LifeTime Accounts and
Strategic Asset Management Portfolios as they would for any fund shareholder.

Certain Funds may be at greater risk of harm due to frequent purchase and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. This risk is particularly relevant to the Diversified
International and International SmallCap Accounts. The Fund has adopted fair valuation procedures to be used in the case of significant events, including broad market movements, occurring after the close of a foreign market in which securities are traded. The procedures will be followed if the Manager believes the events will impact the value of the foreign securities. These procedures are intended to discourage market timing transactions in shares of the Funds.

As the Funds are only available through variable annuity or variable life contracts or to qualified retirement plans, the Fund must rely on the insurance company that issues the contract, or the trustees or administrators of qualified retirement plans, (“intermediary”) to monitor customer trading activity to identify and take action against excessive trading. There can be no certainty that the intermediary will identify and prevent excessive trading in all instances. When an intermediary identifies excessive trading, it will act to curtail such trading in a fair and uniform manner. If an intermediary is unable to identify such abusive trading practices, the abuses described above may negatively impact the Funds.

If an intermediary, or the Fund, deems excessive trading practices to be occurring, it will take action that may include, but is not limited to:
• Rejecting exchange instructions from a shareholder or other person authorized by the shareholder to direct exchanges;
• Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier, or by telephone;
• Limiting the dollar amount of an exchange and/or the number of exchanges during a year;
• Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption);
and
• Taking such other action as directed by the Fund.

The Fund Board of Directors has found the imposition of a redemption fee with respect to redemptions from Class 1 and Class 2 shares of the Funds is neither necessary nor appropriate in light of measures taken by intermediaries through which such shares are currently available. Each intermediary’s excessive trading policies and procedures will be reviewed by Fund management prior to making shares of the
Fund available through such intermediary to determine whether, in management’s opinion, such procedures are reasonably designed to prevent excessive trading in Fund shares.

The Fund has reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, the intermediary will reverse an exchange (within one business day of the exchange) and return the account holdings to the positions held prior to the exchange. The intermediary will give you notice in writing in this instance.

Eligible Purchasers

Only certain eligible purchasers may buy shares of the Funds. Eligible purchasers are limited to 1) separate accounts of Principal Life or of other insurance companies, 2) Principal Life or any of its subsidiaries or affiliates, 3) trustees of other managers of any qualified profit sharing, incentive, or bonus plan established by Principal Life or Washington Mutual Life Insurance Company, or any subsidiary or affiliate of such company, for employees of such company, subsidiary, or affiliate. Such trustees or managers may buy Fund shares only in their capacities as trustees or managers and not for their personal accounts. The Board of Directors of the Fund reserves the right to broaden or limit the designation of eligible purchaser.

Each Fund serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Principal Life and by other insurance companies as well as for certain qualified plans. It is possible that in the future, it may not be advantageous for variable life insurance separate accounts, variable annuity separate accounts, and qualified plan investors to invest in the Funds at the same time. Although neither Principal Life nor the Fund currently foresees any such disadvantage, the Fund’s Board of Directors monitors events in order to identify any material conflicts between such policy owners, contract holders, and qualified plan investors. Material conflict could result from, for example, 1) changes in state insurance laws, 2) changes in Federal income tax law, 3) changes in the investment management of an Fund, or 4) differences in voting instructions between those given by policy owners, those given by contract holders, and those given by qualified plan investors. Should it be necessary, the Board would determine what action, if any, should be taken. Such action could include the sale of Fund shares by one or more of the separate accounts or qualified plans, which could have adverse consequences.

Principal may recommend to the Board, and the Board may elect, to close certain accounts to new investors or close certain accounts to new and existing investors.

Shareholder Rights

Each shareholder of an Fund is eligible to vote, either in person or by proxy, at all shareholder meetings for that Fund. This includes the right to vote on the election of directors, selection of independent auditors, and other matters submitted to meetings of shareholders of the
Fund. Each share has equal rights with every other share of the Fund as to dividends, earnings, voting, assets, and redemption. Shares are fully paid, non-assessable, and have no preemptive or conversion rights. Shares of an Fund are issued as full or fractional shares. Each fractional share has proportionately the same rights including voting as are provided for a full share. Shareholders of the Fund may remove any director with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of all Fund shareholders.

The bylaws of the Fund also provide that the Fund does not need to hold an annual meeting of shareholders unless one of the following is required to be acted upon by shareholders under the 1940 Act: election of directors, approval of an investment advisory agreement, ratification of the selection of independent auditors, and approval of the distribution agreement. The Fund intends to hold shareholder meetings only when required by law and at such other times when the Board of Directors deems it to be appropriate.

Shareholder inquiries should be directed to: Principal Variable Contracts Funds, Inc., Principal Financial Group, Des Moines, IA 50392.

Principal Life votes each Fund’s shares allocated to each of its separate accounts registered under the 1940 Act and attributable to variable annuity contracts or variable life insurance policies participating in the separate accounts. The shares are voted in accordance with instructions received from contract holders, policy owners, participants, and annuitants. Other shares of each Fund held by each separate account, including shares for which no timely voting instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating in that separate account. Principal Life will vote the shares based upon the instructions received from contract owners regardless of the number of contract owners who provide such instructions. A potential effect of this proportional voting is that a small number of contract owners may determine the outcome of a shareholder vote if only a small number of contract owners provide voting instructions. Shares of each of the Funds held in the general account of Principal Life or in the unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If Principal Life determines, under applicable law, that an Fund’s shares held in one or more separate accounts or in its general account need not be voted according to the instructions that are received, it may vote those Fund shares in its own right. Shares held by retirement plans are voted in accordance with the governing documents of the plans.

Purchase of Fund Shares

Shares are purchased from the Distributor, the Fund’s principal underwriter (“Distributor”) on any business day (normally any day when the New York Stock Exchange is open for regular trading) upon request through an insurance company issuing the variable annuity, variable life contract, or the trustees or administrators of the qualified retirement plan offering the Account. There are no sales charges on shares of the Funds, however, your variable contract may impose a charge. There are no restrictions on amounts to be invested in shares of the Funds.

The Funds may, at their discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable NAV. Each Fund will value securities used to purchase its shares using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Shareholder accounts for each Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase and the total number of shares owned. The statement of account is treated by each Fund as evidence of ownership of Fund shares. Share certificates are not issued.

Sale of Fund Shares

This section applies to eligible purchasers other than the separate accounts of Principal Life and its subsidiaries.

Each Fund sells its shares upon request on any business day (normally any day when the New York Stock Exchange is open for regular trading) upon request through the insurance company issuing the variable annuity, variable life contract, or the trustees or administrators of the qualified retirement plan offering the Account. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

Sale proceeds are generally sent within three business days after the request is received in proper form. However, the right to sell shares may be suspended during any period when 1) trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for reasons other than weekends and holidays or 2) an emergency exists, as determined by the SEC, as a result of which a) disposal by a fund of securities owned by it is not reasonably practicable, b) it is not reasonably practicable for a fund to fairly determine the value of its net assets, or c) the SEC permits suspension for the protection of security holders.

If payments are delayed and the instruction is not canceled by the shareholder’s written instruction, the amount of the transaction is determined as of the first valuation date following the expiration of the permitted delay. The transaction occurs within five days thereafter.

In addition, payments on surrender requests submitted before a related premium payment made by check has cleared may be delayed up to seven days. This permits payment to be collected on the check.

Distributions in Kind. The Fund may determine that it would be detrimental to the remaining shareholders of an Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the accounts may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash provided the shareholder to whom such distribution is made was invested in such securities. If an Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Restricted Transfers

Shares of each of the Funds may be transferred to an eligible purchaser. However, if an Fund is requested to transfer shares to other than an eligible purchaser, the Fund has the right, at its election, to purchase the shares at the net asset value next calculated after the receipt of the transfer request. However, the Fund must give written notification to the transferee(s) of the shares of the election to buy the shares within seven days of the request. Settlement for the shares shall be made within the seven-day period.

Financial Statements

You will receive an annual financial statement for the Fund, audited by the Fund’s independent registered public accounting firm, Ernst
& Young LLP. You will also receive a semiannual financial statement that is unaudited.

Tax Considerations

The Fund intends to comply with applicable variable asset diversification regulations. If the Fund fails to comply with such regulations, contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their tax advisors regarding the status of their contracts under state and local tax laws.

Portfolio Holdings Information

A description of the PVC’s policies and procedures with respect to disclosure of the Funds’ portfolio securities is available in the
Statement of Additional Information.

VOTING INFORMATION

Voting procedures. PVC is furnishing this Proxy Statement/Prospectus to you in connection with the solicitation on behalf of the Board of proxies to be used at the Meeting. The Board is asking permission to vote for you. If you complete and return the enclosed proxy ballot, the persons named as proxies will vote your shares as you indicate or for approval of each matter for which there is no indication. You may revoke your proxy at any time prior to the proxy's exercise by: (i) sending written notice to the Secretary of Principal Variable Contracts
Funds, Inc. at Principal Financial Group, Des Moines, Iowa 50392-2080, prior to the Meeting; (ii) subsequent execution and return of another proxy prior to the Meeting; or (iii) being present and voting in person at the Meeting after giving oral notice of the revocation to the
Chairman of the Meeting.

Voting rights. Only shareholders of record at the close of business on May 3, 2010 (the "Record Date") are entitled to vote. You are entitled to one vote on each matter submitted to the shareholders of an Acquired Fund for each share of that Acquired Fund that you hold, and fractional votes for fractional shares held. Each Proposal requires for approval the affirmative vote of a "Majority of the Outstanding
Voting Securities," which is a term defined in the 1940 Act to mean, with respect to an Acquired Fund, the affirmative vote of the lesser of
(1) 67% or more of the voting securities of the Acquired Fund present at the meeting of the Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the
Acquired Fund. The approval of one Reorganization is not contingent upon approval of any other Reorganization.

The number of votes eligible to be cast at the Meeting as of the Record Date and other share ownership information are set forth below under the heading "Outstanding Shares and Share Ownership" in this Proxy Statement/Prospectus.

Quorum requirements. A quorum must be present at the Meeting for the transaction of business. The presence in person or by proxy of one-third of the shares of the Acquired Fund outstanding at the close of business on the Record Date constitutes a quorum for a Meeting, and shares subject to Mirror Voting (as defined below) are counted for purposes of determining a quorum. Abstentions are counted toward a quorum but do not represent votes cast for any issue. Under the 1940 Act, the affirmative vote necessary to approve a proposal may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of counting abstentions as if they were votes against a Proposal.

In the event the necessary quorum to transact business or the vote required to approve a proposal is not obtained at the Meeting, the persons named as proxies or any shareholder present at the Meeting may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a proposal or any other matter will require the affirmative vote of the holders of a majority of the shares of the affected Acquired Fund cast at the Meeting. The persons named as proxies and any shareholder present at the Meeting will vote for or against any adjournment in their discretion.

Contract Owner Voting Instructions. Shares of PVC Funds are sold to Separate Accounts of Insurance Companies and are used to fund Contracts. Each Contract Owner whose Contract is funded by a registered Separate Account is entitled to instruct your Insurance
Company as to how to vote the shares attributable to his or her Contract and can do so by marking voting instructions on the voting instruction card enclosed with this Proxy Statement/Prospectus and then signing, dating and mailing the voting instruction card in the envelope provided. If a card is not marked to indicate voting instructions, but is signed, dated and returned, it will be treated as an instruction to vote the shares in favor of the Proposal. Your Insurance Company will vote the shares for which it receives timely voting instructions from
Contract Owners in accordance with those instructions and will vote those shares for which it receives no timely voting instructions for and against approval of a proposal, and as an abstention, in the same proportion as the shares for which it receives voting instructions. Shares attributable to amounts invested by your Insurance Company will be voted in the same proportion as votes cast by Contract Owners ("Mirror
Voting"). Because the shares are subject to Mirror Voting, it requires only a small number of voting shares to approve the Reorganization.
Accordingly, there are not expected to be any "broker non-votes."

OUTSTANDING SHARES AND SHARE OWNERSHIP

The following table shows as of May 3, 2010, the Record Date, the number of shares outstanding for each class of the Acquired and
Acquiring Funds:

Short-Term Bond Account		Short-Term Income Account
(Acquired Fund)		(Acquiring Fund)
	Shares		Shares
Share Class	Outstanding	Share Class	Outstanding
Class 1	14,956,295.16	Class 1	33,325,063.86
		Class 2	763,295.20

Government & High Quality Bond Account		Mortgage Securities Account
(Acquired Fund)		(Acquiring Fund)
	Shares		Shares
Share Class	Outstanding	Share Class	Outstanding
Class 1	22,718,788.84	Class 1	24,009,569.34
		Class 2	157,380.97

MidCap Value Account II		MidCap Blend Account
(Acquired Fund)		(Acquiring Fund)
	Shares		Shares
Share Class	Outstanding	Share Class	Outstanding
Class 1	8,865,858.37	Class 1	11,175,122.95
		Class 2	308,554.86

MidCap Growth Account I		MidCap Blend Account
(Acquired Fund)		(Acquiring Fund)
	Shares		Shares
Share Class	Outstanding	Share Class	Outstanding
Class 1	6,077,335.85	Class 1	11,175,122.95
		Class 2	308,554.86

International SmallCap Account		Diversified International Account
(Acquired Fund)		(Acquiring Fund)
	Shares		Shares
Share Class	Outstanding	Share Class	Outstanding
Class 1	8,303,062.46	Class 1	35,149,246.77
		Class 2	205,111.07

As of the May 3, 2010 Record Date, the Directors and Officers of PVC together owned less than 1% of the outstanding shares of any class of shares of the Acquired or Acquiring Funds.

As of the May 3, 2010 Record Date, the following persons owned of record, or were known by PVC to own beneficially, 5% or more of the outstanding shares of any class of shares of the Acquired Fund:

			Percentage
Acquired	Share		of
Fund	Class	Name/Address of Shareholder	Ownership
GOVERNMENT & HIGH QUALITY BOND	PVC 1	PRINCIPAL LIFE INSURANCE CO	59.82%
		FLEX VARIABLE ANNUITY
		ATTN LIFE & HEALTH ACCTNG G-008-N20
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	PVC 1	PRINCIPAL MUTUAL LIFE	21.62%
		INVESTMENT PLUS VARIABLE ANNUITY
		ATTN LIFE & HEALTH ACCTNG G-008-N20
		THE PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND	PVC 1	PRINCIPAL LIFE INSURANCE CO	5.21%
		EVUL
		ATTN LIFE ACTG G-12-N11
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL SMALLCAP	PVC 1	PRINCIPAL LIFE INSURANCE CO	44.78%
		FLEX VARIABLE ANNUITY
		ATTN LIFE & HEALTH ACCTNG G-008-N20
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

INTERNATIONAL SMALLCAP	PVC 1	PRINCIPAL MUTUAL LIFE	17.70%
		INVESTMENT PLUS VARIABLE ANNUITY
		ATTN LIFE & HEALTH ACCTNG G-008-N20
		THE PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

INTERNATIONAL SMALLCAP	PVC 1	PRINCIPAL LIFE INSURANCE CO	15.56%
		PRINFLEX LIFE
		ATTN LIFE & HEALTH ACTG
		G-008-N20
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

			Percentage
Acquired	Share		of
Fund	Class	Name/Address of Shareholder	Ownership
INTERNATIONAL SMALLCAP	PVC 1	PRINCIPAL LIFE INSURANCE CO	9.68%
		EVUL
		ATTN LIFE ACTG G-12-N11
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH I	PVC 1	PRINCIPAL LIFE INSURANCE CO	53.83%
		FLEX VARIABLE ANNUITY
		ATTN LIFE & HEALTH ACCTNG G-008-N20
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

MIDCAP GROWTH I	PVC 1	PRINCIPAL MUTUAL LIFE	13.96%
		INVESTMENT PLUS VARIABLE ANNUITY
		ATTN LIFE & HEALTH ACCTNG G-008-N20
		THE PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

MIDCAP GROWTH I	PVC 1	PRINCIPAL LIFE INSURANCE CO	11.95%
		PRINFLEX LIFE
		ATTN LIFE & HEALTH ACTG
		G-008-N20
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

MIDCAP GROWTH I	PVC 1	PRINCIPAL LIFE INSURANCE CO	5.69%
		EVUL
		ATTN LIFE ACTG G-12-N11
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE II	PVC 1	PRINCIPAL MUTUAL LIFE	40.25%
		INVESTMENT PLUS VARIABLE ANNUITY
		ATTN LIFE & HEALTH ACCTNG G-008-N20
		THE PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

MIDCAP VALUE II	PVC 1	PRINCIPAL LIFE INSURANCE CO	35.94%
		FLEX VARIABLE ANNUITY
		ATTN LIFE & HEALTH ACCTNG G-008-N20
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001
SHORT-TERM BOND	PVC 1	PRINCIPAL MUTUAL LIFE	70.88%
		INVESTMENT PLUS VARIABLE ANNUITY
		ATTN LIFE & HEALTH ACCTNG G-008-N20
		THE PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

SHORT-TERM BOND	PVC 1	PRINCIPAL LIFE INSURANCE CO	23.22%
		FLEX VARIABLE ANNUITY
		ATTN LIFE ACTG G-12-N11
		711 HIGH ST
		DES MOINES IA 50392-0001

     As of the May 3, 2010 Record Date, the following persons owned of record, or were known by PVC to own beneficially, 5% or more of the outstanding shares of any class of shares of the Acquiring Fund:

			Percentage
Acquiring	Share		of
Fund	Class	Name/Address of Shareholder	Ownership
DIVERSIFIED INTERNATIONAL	PVC 1	PRINCIPAL LIFE INSURANCE CO	30.92%
		FLEX VARIABLE ANNUITY
		ATTN LIFE & HEALTH ACCTNG G-008-N20
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL	PVC 1	SAM BALANCED PORTFOLIO PVC	19.29%
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL	PVC 1	PRINCIPAL MUTUAL LIFE	9.99%
		INVESTMENT PLUS VARIABLE ANNUITY
		ATTN LIFE & HEALTH ACCTNG G-008-N20
		THE PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL	PVC 1	PRINCIPAL LIFE INSURANCE CO	7.18%
		PRINFLEX LIFE
		ATTN LIFE & HEALTH ACTG
		G-008-N20
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL	PVC 1	SAM CONS GROWTH PORTFOLIO PVC	5.77%
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL	PVC 1	PRINCIPAL LIFE INSURANCE CO	5.54%
		EVUL
		ATTN LIFE ACTG G-12-N11
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL	PVC 2	AIG SUNAMERICA LIFE ASSURANCE CO	52.00%
		VARIABLE SEPARATE ACCOUNT
		WM DIVERSIFIED STATEGIES
		PO BOX 54299
		LOS ANGELES CA 90054-0299

DIVERSIFIED INTERNATIONAL	PVC 2	FARMERS NEW WORLD LIFE INS CO	29.46%
		VARIABLE UNIVERSAL LIFE II AGENT
		ATTN SEPERATE ACCOUNTS
		3003 77TH AVE SE
		MERCER ISLAND WA 98040-2890

DIVERSIFIED INTERNATIONAL	PVC 2	FIRST SUNAMERICA LIFE INS CO	18.53%
		FS VARIABLE SEPARATE ACCT
		ATTN VARIABLE ANNUITY ACCOUNTING
		PO BOX 54299
		LOS ANGELES CA 90054-0299

MIDCAP BLEND	PVC 1	PRINCIPAL LIFE INSURANCE CO	46.10%
		FLEX VARIABLE ANNUITY
		ATTN LIFE & HEALTH ACCTNG G-008-N20
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

MIDCAP BLEND	PVC 1	PRINCIPAL MUTUAL LIFE	18.50%
		INVESTMENT PLUS VARIABLE ANNUITY
		ATTN LIFE & HEALTH ACCTNG G-008-N20
		THE PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

			Percentage
Acquiring	Share		of
Fund	Class	Name/Address of Shareholder	Ownership
MIDCAP BLEND	PVC 1	PRINCIPAL LIFE INSURANCE CO	9.89%
		PRINFLEX LIFE
		ATTN LIFE & HEALTH ACTG
		G-008-N20
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

MIDCAP BLEND	PVC 1	SAM BALANCED PORTFOLIO PVC	5.95%
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP BLEND	PVC 2	FARMERS NEW WORLD LIFE INS CO	40.30%
		ATTN SEGREGATED ASSETS
		3003 77TH AVE SE
		MERCER ISLAND WA 98040-2890

MIDCAP BLEND	PVC 2	FARMERS NEW WORLD LIFE INS CO	33.94%
		ATTN SEGREGATED ASSETS
		3003 77TH AVE SE
		MERCER ISLAND WA 98040-2890

MIDCAP BLEND	PVC 2	FIRST SUNAMERICA LIFE INS CO	15.42%
		FS VARIABLE SEPARATE ACCT
		ATTN VARIABLE ANNUITY ACCOUNTING
		PO BOX 54299
		LOS ANGELES CA 90054-0299

MIDCAP BLEND	PVC 2	AIG SUNAMERICA LIFE ASSURANCE CO	7.69%
		VARIABLE SEPARATE ACCOUNT
		WM DIVERSIFIED STATEGIES
		PO BOX 54299
		LOS ANGELES CA 90054-0299

MORTGAGE SECURITIES	PVC 1	SAM BALANCED PORTFOLIO PVC	48.31%
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MORTGAGE SECURITIES	PVC 1	SAM FLEXIBLE INCOME PORTFOLIO PVC	19.32%
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MORTGAGE SECURITIES	PVC 1	SAM CONS BALANCED PORTFOLIO PVC	15.99%
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MORTGAGE SECURITIES	PVC 2	AIG SUNAMERICA LIFE ASSURANCE CO	99.44%
		VARIABLE SEPARATE ACCOUNT
		WM DIVERSIFIED STATEGIES
		PO BOX 54299
		LOS ANGELES CA 90054-0299

SHORT-TERM INCOME	PVC 1	PRINCIPAL MUTUAL LIFE	24.65%
		INVESTMENT PLUS VARIABLE ANNUITY
		ATTN LIFE & HEALTH ACCTNG G-008-N20
		THE PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

SHORT-TERM INCOME	PVC 1	SAM FLEXIBLE INCOME PORTFOLIO PVC	19.71%
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

			Percentage
Acquiring	Share		of
Fund	Class	Name/Address of Shareholder	Ownership
SHORT-TERM INCOME	PVC 1	SAM BALANCED PORTFOLIO PVC	15.48%
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME	PVC 1	SAM CONS BALANCED PORTFOLIO PVC	11.64%
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME	PVC 1	PRINCIPAL LIFE INSURANCE CO	10.51%
		FLEX VARIABLE ANNUITY
		ATTN LIFE ACTG G-12-N11
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME	PVC 2	AIG SUNAMERICA LIFE ASSURANCE CO	92.02%
		VARIABLE SEPARATE ACCOUNT
		WM DIVERSIFIED STATEGIES
		PO BOX 54299
		LOS ANGELES CA 90054-0299

SHORT-TERM INCOME	PVC 2	FIRST SUNAMERICA LIFE INS CO	7.56%
		FS VARIABLE SEPARATE ACCT
		ATTN VARIABLE ANNUITY ACCOUNTING
		PO BOX 54299
		LOS ANGELES CA 90054-0299

FINANCIAL HIGHLIGHTS

The financial highlights table for each of the Acquired Funds and Acquiring Funds is intended to help investors understand the financial performance of each Fund for the past five fiscal years. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal years ended 2005 through 2009 has been audited by Ernst &
Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in
PVC’s Annual Report to Shareholders for the fiscal year ended December 31, 2009. Copies of this report are available on request as described above.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Short-Term Bond Account
Class 1 shares
Net Asset Value, Beginning of Period	$8.62	$10.23	$10.28	$10.11	$10.12
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.28	0.48	0.52	0.45	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.56	(1.63)	(0.21)	(0.01)	(0.15)
Total From Investment Operations	0.84	(1.15)	0.31	0.44	0.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.60)	(0.46)	(0.36)	(0.27)	(0.19)
Total Dividends and Distributions	(0.60)	(0.46)	(0.36)	(0.27)	(0.19)
Net Asset Value, End of Period	$8.86	$8.62	$10.23	$10.28	$10.11

Total Return(b)	10.22%	(11.68)%	3.07%	4.44%	1.80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$130,230	$117,960	$156,830	$120,364	$83,822
Ratio of Expenses to Average Net Assets	0.50%	0.50%	0.49%	0.64%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)	N/A	N/A	N/A	0.52%	N/A
Ratio of Net Investment Income to Average Net Assets	3.20%	4.97%	5.08%	4.51%	3.26%
Portfolio Turnover Rate	69.3%	23.4%	37.9%	43.8%	74.3%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Short-Term Income Account
Class 1 shares
Net Asset Value, Beginning of Period	$2.41	$2.50	$2.52	$2.52	$2.58
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.09	0.10	0.11	0.11	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.14	(0.11)	–	–	(0.06)
Total From Investment Operations	0.23	(0.01)	0.11	0.11	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.08)	(0.13)	(0.11)	(0.10)
Total Dividends and Distributions	(0.18)	(0.08)	(0.13)	(0.11)	(0.10)
Net Asset Value, End of Period	$2.46	$2.41	$2.50	$2.52	$2.52

Total Return(b)	9.94%	(0.57)%	4.50%	4.59%	1.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$74,934	$37,975	$76,165	$42,466	$47,221
Ratio of Expenses to Average Net Assets	0.51%	0.52%(c)	0.50%(c)	0.61%	0.60%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.61%(d)	0.60%(d)
Ratio of Net Investment Income to Average Net Assets	3.55%	4.05%	4.56%	4.30%	4.01%
Portfolio Turnover Rate	24.6%	40.1%	46.8%	13.0%	22.0%

	2009	2008	2007	2006	2005
Short-Term Income Account
Class 2 shares
Net Asset Value, Beginning of Period	$2.39	$2.49	$2.51	$2.51	$2.56
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.08	0.09	0.11	0.10	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.15	(0.12)	(0.01)	–	(0.05)
Total From Investment Operations	0.23	(0.03)	0.10	0.10	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.07)	(0.12)	(0.10)	(0.09)
Total Dividends and Distributions	(0.17)	(0.07)	(0.12)	(0.10)	(0.09)
Net Asset Value, End of Period	$2.45	$2.39	$2.49	$2.51	$2.51

Total Return(b)	9.81%	(1.23)%	4.24%	4.24%	1.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,887	$1,662	$2,386	$3,221	$5,156
Ratio of Expenses to Average Net Assets	0.76%	0.77%(c)	0.75%(c)	0.86%	0.85%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.86%(d)	0.85%(d)
Ratio of Net Investment Income to Average Net Assets	3.36%	3.81%	4.33%	4.05%	3.76%
Portfolio Turnover Rate	24.6%	40.1%	46.8%	13.0%	22.0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Expense ratio without reimbursement from custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Government & High Quality Bond Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.64	$11.36	$11.36	$11.36	$11.64
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.42	0.53	0.55	0.50	0.44
Net Realized and Unrealized Gain (Loss) on Investments	0.11	(0.70)	(0.02)	(0.04)	(0.21)
Total From Investment Operations	0.53	(0.17)	0.53	0.46	0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.67)	(0.55)	(0.53)	(0.46)	(0.51)
Total Dividends and Distributions	(0.67)	(0.55)	(0.53)	(0.46)	(0.51)
Net Asset Value, End of Period	$10.50	$10.64	$11.36	$11.36	$11.36

Total Return(b)	5.29%	(1.63)%	4.90%	4.23%	2.01%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$245,971	$271,429	$314,515	$305,203	$316,047
Ratio of Expenses to Average Net Assets	0.47%	0.45%	0.45%	0.56%	0.46%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)	N/A	N/A	N/A	0.46%	N/A
Ratio of Net Investment Income to Average Net Assets	4.05%	4.83%	4.85%	4.54%	3.88%
Portfolio Turnover Rate	120.7%	240.4%	243.8%	246.9%	262.1%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Mortgage Securities Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.28	$10.49	$10.41	$10.47	$10.71
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.43	0.48	0.49	0.47	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.22	(0.01)	0.16	(0.03)	(0.22)
Total From Investment Operations	0.65	0.47	0.65	0.44	0.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.86)	(0.68)	(0.57)	(0.50)	(0.48)
Total Dividends and Distributions	(0.86)	(0.68)	(0.57)	(0.50)	(0.48)
Net Asset Value, End of Period	$10.07	$10.28	$10.49	$10.41	$10.47

Total Return(b)	6.47%	4.68%	6.58%	4.45%	2.27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$233,789	$152,711	$226,615	$259,054	$266,902
Ratio of Expenses to Average Net Assets	0.50%	0.51%(c)	0.50%(c)	0.53%	0.54%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.53%(d)	0.54%(d)
Ratio of Net Investment Income to Average Net Assets	4.18%	4.63%	4.73%	4.54%	4.39%
Portfolio Turnover Rate	22.4%	9.9%	6.2%	16.0%	33.0%

	2009	2008	2007	2006	2005
Mortgage Securities Account
Class 2 shares
Net Asset Value, Beginning of Period	$10.26	$10.47	$10.39	$10.43	$10.66
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.41	0.45	0.46	0.44	0.43
Net Realized and Unrealized Gain (Loss) on Investments	0.21	(0.01)	0.17	(0.02)	(0.22)
Total From Investment Operations	0.62	0.44	0.63	0.42	0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.79)	(0.65)	(0.55)	(0.46)	(0.44)
Total Dividends and Distributions	(0.79)	(0.65)	(0.55)	(0.46)	(0.44)
Net Asset Value, End of Period	$10.09	$10.26	$10.47	$10.39	$10.43

Total Return(b)	6.21%	4.41%	6.21%	4.22%	2.02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,675	$2,085	$3,322	$5,041	$8,742
Ratio of Expenses to Average Net Assets	0.75%	0.76%(c)	0.75%(c)	0.78%	0.79%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.78%(d)	0.79%(d)
Ratio of Net Investment Income to Average Net Assets	3.99%	4.38%	4.47%	4.29%	4.14%
Portfolio Turnover Rate	22.4%	9.9%	6.2%	16.0%	33.0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Expense ratio without reimbursement from custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
MidCap Blend Account
Class 1 shares
Net Asset Value, Beginning of Period	$24.93	$42.05	$42.26	$42.54	$39.63
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.21	0.18	0.21	0.27	0.45
Net Realized and Unrealized Gain (Loss) on Investments	7.83	(12.82)	3.96	5.11	3.12
Total From Investment Operations	8.04	(12.64)	4.17	5.38	3.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)	(0.23)	(0.28)	(0.46)	–
Distributions from Realized Gains	(1.48)	(4.25)	(4.10)	(5.20)	(0.66)
Total Dividends and Distributions	(1.72)	(4.48)	(4.38)	(5.66)	(0.66)
Net Asset Value, End of Period	$31.25	$24.93	$42.05	$42.26	$42.54

Total Return(b)	33.76%	(33.92)%	9.45%	14.23%	9.21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$379,151	$269,185	$472,587	$457,649	$420,812
Ratio of Expenses to Average Net Assets	0.61%	0.58%	0.56%	0.57%	0.58%
Ratio of Net Investment Income to Average Net Assets	0.79%	0.50%	0.49%	0.68%	1.13%
Portfolio Turnover Rate	25.4%	19.6%	28.0%	40.8%	49.9%

	2009(c)
MidCap Blend Account
Class 2 shares
Net Asset Value, Beginning of Period	$28.70
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.14
Net Realized and Unrealized Gain (Loss) on Investments	2.39
Total From Investment Operations	2.53
Net Asset Value, End of Period	$31.23

Total Return(b)	8.82%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,010
Ratio of Expenses to Average Net Assets	0.83%(e)
Ratio of Net Investment Income to Average Net Assets	1.43%(e)
Portfolio Turnover Rate	25.4%(e)

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Period from September 9, 2009, date operations commenced, through December 31, 2009.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
MidCap Growth Account I
Class 1 shares
Net Asset Value, Beginning of Period	$6.01	$11.61	$11.95	$11.19	$9.84
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.03	0.01	0.01	0.01	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	2.08	(4.21)	1.33	1.06	1.37
Total From Investment Operations	2.11	(4.20)	1.34	1.07	1.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.01)	(0.01)	–	–
Distributions from Realized Gains	–	(1.39)	(1.67)	(0.31)	–
Total Dividends and Distributions	(0.01)	(1.40)	(1.68)	(0.31)	–
Net Asset Value, End of Period	$8.11	$6.01	$11.61	$11.95	$11.19

Total Return(b)	35.15%	(41.14)%	10.78%	9.65%	13.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$50,570	$40,422	$79,882	$74,846	$68,471
Ratio of Expenses to Average Net Assets	0.92%	0.93%	0.91%	0.92%	0.92%
Ratio of Net Investment Income to Average Net Assets	0.41%	0.08%	0.09%	0.12%	(0.15)%
Portfolio Turnover Rate	79.8%	97.9%	108.1%	136.2%	97.0%

	2009	2008	2007	2006	2005
MidCap Value Account II
Class 1 shares
Net Asset Value, Beginning of Period	$7.88	$15.23	$16.77	$16.57	$15.38
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.12	0.15	0.12	0.12	0.05
Net Realized and Unrealized Gain (Loss) on Investments	2.52	(6.33)	(0.10)	1.91	1.53
Total From Investment Operations	2.64	(6.18)	0.02	2.03	1.58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.11)	(0.11)	(0.04)	–
Distributions from Realized Gains	–	(1.06)	(1.45)	(1.79)	(0.39)
Total Dividends and Distributions	(0.15)	(1.17)	(1.56)	(1.83)	(0.39)
Net Asset Value, End of Period	$10.37	$7.88	$15.23	$16.77	$16.57

Total Return(b)	34.13%	(43.92)%	(1.04)%	13.27%	10.55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$96,238	$80,587	$150,918	$142,116	$112,437
Ratio of Expenses to Average Net Assets	1.01%(c)	1.06%(c)	1.06%	1.06%	1.07%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.22%	0.73%	0.78%	0.32%
Portfolio Turnover Rate	164.4%	157.7%	146.7%	150.6%	90.6%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
Diversified International Account
Class 1 shares
Net Asset Value, Beginning of Period	$9.25	$21.67	$20.64	$16.83	$13.75
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.18	0.31	0.30	0.25	0.18
Net Realized and Unrealized Gain (Loss) on Investments	2.28	(8.44)	2.96	4.31	3.05
Total From Investment Operations	2.46	(8.13)	3.26	4.56	3.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)	(0.30)	(0.21)	(0.23)	(0.15)
Distributions from Realized Gains	–	(3.99)	(2.02)	(0.52)	–
Total Dividends and Distributions	(0.47)	(4.29)	(2.23)	(0.75)	(0.15)
Net Asset Value, End of Period	$11.24	$9.25	$21.67	$20.64	$16.83

Total Return(b)	27.30%	(46.22)%	16.09%	27.96%	23.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$364,176	$286,421	$576,345	$409,020	$293,647
Ratio of Expenses to Average Net Assets	0.91%	0.92%(c)	0.90%(c)	0.91%	0.97%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.97%(d)
Ratio of Net Investment Income to Average Net Assets	1.85%	2.07%	1.41%	1.34%	1.27%
Portfolio Turnover Rate	105.5%	100.4%	113.8%(e)	107.0%	121.2%

	2009	2008	2007(f)
Diversified International Account
Class 2 shares
Net Asset Value, Beginning of Period	$9.27	$21.71	$20.27
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.15	0.31	0.23
Net Realized and Unrealized Gain (Loss) on Investments	2.29	(8.51)	3.38
Total From Investment Operations	2.44	(8.20)	3.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.39)	(0.25)	(0.15)
Distributions from Realized Gains	–	(3.99)	(2.02)
Total Dividends and Distributions	(0.39)	(4.24)	(2.17)
Net Asset Value, End of Period	$11.32	$9.27	$21.71

Total Return(b)	26.84%	(46.37)%	18.09%(g)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,427	$2,338	$8,072
Ratio of Expenses to Average Net Assets	1.16%	1.17%(c)	1.15%(c),(h)
Ratio of Net Investment Income to Average Net Assets	1.59%	1.91%	1.09%(h)
Portfolio Turnover Rate	105.5%	100.4%	113.8%(e),(h)

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Expense ratio without reimbursement from custodian.
(e) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT International Growth Fund.
(f) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through
January 8, 2007.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009	2008	2007	2006	2005
International SmallCap Account
Class 1 shares
Net Asset Value, Beginning of Period	$9.13	$22.42	$24.75	$22.50	$17.72
Income from Investment Operations:
Net Investment Income (Loss) (a)	0.14	0.24	0.28	0.16	0.12
Net Realized and Unrealized Gain (Loss) on Investments	2.88	(9.64)	2.34	5.88	4.96
Total From Investment Operations	3.02	(9.40)	2.62	6.04	5.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)	(0.36)	(0.40)	(0.13)	(0.11)
Distributions from Realized Gains	–	(3.53)	(4.55)	(3.66)	(0.19)
Total Dividends and Distributions	(0.27)	(3.89)	(4.95)	(3.79)	(0.30)
Net Asset Value, End of Period	$11.88	$9.13	$22.42	$24.75	$22.50

Total Return(b)	33.74%	(50.29)%	9.23%	30.38%	29.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$101,980	$85,063	$198,887	$183,123	$143,454
Ratio of Expenses to Average Net Assets	1.31%(c)	1.34%	1.26%	1.27%	1.33%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.33%(d)
Ratio of Net Investment Income to Average Net Assets	1.39%	1.51%	1.14%	0.71%	0.63%
Portfolio Turnover Rate	124.6%	122.9%	120.6%	143.3%	132.3%

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager’s contractual expense limit.
(d) Expense ratio without reimbursement from custodian.

FINANCIAL STATEMENTS

The financial statements of the Acquiring Funds and Acquired Funds included in PVC’s Annual Report to Shareholders for the fiscal year ended December 31, 2009 are incorporated by reference into the Statement of Additional Information and have been so incorporated by reference in reliance on the report of Ernst & Young LLP, Independent Registered Public Accounting Firm. Copies of the Annual Report are
available upon request as described above.

LEGAL MATTERS

Certain matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Michael D. Roughton, Esq., Counsel to
PVC. Certain tax consequences of the Reorganization will be passed upon for the Acquiring Fund by Randy Lee Bergstrom, Esq., Assistant
Tax Counsel to PVC, and for the Acquired Fund by Carolyn F. Kolks, Esq., Assistant Tax Counsel to PVC.

OTHER INFORMATION

PVC is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of any PVC Fund must be received by
PVC a reasonable time before its solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.

BY ORDER OF THE BOARD OF DIRECTORS

May 19, 2010
Des Moines, Iowa

Appendix A

FORM OF PLANS OF ACQUISITION

FORM OF PLAN OF ACQUISITION

Short-Term Bond Account and
Short-Term Income Account

The Board of Directors of Principal Variable Contracts Funds, Inc., a Maryland corporation (the “Fund”), deems it advisable that Short-Term Income Account series of the Fund (“Short-Term Income”) acquire all of the assets of Short-Term
Bond Account series of the Fund (“Short-Term Bond”) in exchange for the assumption by Short-Term Income of all of the liabilities of Short-Term Bond and shares issued by Short-Term Income which are thereafter to be distributed by Short-Term
Bond pro rata to its shareholders in complete liquidation and termination of Short-Term Bond and in exchange for all of
Short-Term Bond ’s outstanding shares.

Short-Term Bond will transfer to Short-Term Income, and Short-Term Income will acquire from Short-Term Bond , all of the assets of Short-Term Bond on the Closing Date and will assume from Short-Term Bond all of the liabilities of Short-
Term Bond in exchange for the issuance of the number of shares of Short-Term Income determined as provided in the following paragraphs, which shares will be subsequently distributed pro rata to the shareholders of Short-Term Bond in complete liquidation and termination of Short-Term Bond and in exchange for all of Short-Term Bond ’s outstanding shares.
Short-Term Bond will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by Short-Term Bond in proper form prior to the Closing Date shall be fulfilled by Short-Term Bond. Redemption requests received by Short-Term Bond thereafter will be treated as requests for redemption of those shares of Short-Term Income allocable to the shareholder in question.

Short-Term Bond will declare, and Short-Term Income may declare, to its shareholders of record on or prior to the
Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date.

On the Closing Date, Short-Term Income will issue to Short-Term Bond a number of full and fractional shares of
Short-Term Income, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of Short-Term Bond. The aggregate value of the net assets of Short-Term Bond and Short-Term Income shall be determined in accordance with the then current Prospectus of the Fund as of close of regularly scheduled trading on the New
York Stock Exchange on the Closing Date.

The closing of the transactions contemplated in this Plan (the “Closing”) shall be held at the offices of Principal
Management Corporation, 680 8th Street, Des Moines, Iowa 50392 at 3:00 p.m. Central Time on ________, 2010, or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the “Closing Date.”

In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for Short-Term Income or Short-Term Bond to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

As soon as practicable after the Closing, Short-Term Bond shall (a) distribute on a pro rata basis to the shareholders of record of Short-Term Bond at the close of business on the Closing Date the shares of Short-Term Income received by Short-
Term Bond at the Closing in exchange for all of Short-Term Bond’s outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund’s Articles of Incorporation.

For purposes of the distribution of shares of Short-Term Income to shareholders of Short-Term Bond , Short-Term
Income shall credit its books an appropriate number of its shares to the account of each shareholder of Short-Term Bond . No certificates will be issued for shares of Short-Term Income. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of Short-Term Bond, shall be deemed for all purposes of the Fund’s Articles of Incorporation and Bylaws to evidence the appropriate number of shares of Short-Term Income to be credited on the books of Short-Term Income in respect of such shares of Short-Term Bond as provided above.

Prior to the Closing Date, Short-Term Bond shall deliver to Short-Term Income a list setting forth the assets to be assigned, delivered and transferred to Short-Term Income, including the securities then owned by Short-Term Bond and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by Short-Term
Income pursuant to this Plan.

All of Short-Term Bond ’s portfolio securities shall be delivered by Short-Term Bond ’s custodian on the Closing
Date to Short-Term Income or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the Investment Company Act of 1940, transferred to an Fund in the name of Short-Term Income or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from Short-Term Bond’s
Fund at its custodian to Short-Term Income’ Fund at its custodian. If on the Closing Date Short-Term Bond is unable to make good delivery to Short-Term Income’ custodian of any of Short-Term Bond ’s portfolio securities because such securities have not yet been delivered to Short-Term Bond ’s custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and Short-Term Bond shall deliver to Short-Term
Income’ custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to Short-Term Income, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers’ confirmations, as may be reasonably required by Short-Term
Income.

This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of Short-Term
Bond and notwithstanding favorable action by such shareholders, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either Fund. This Plan may be amended by the Board of Directors at any time, except that after approval by the shareholders of Short-Term Bond no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of Short-Term Bond.

Except as expressly provided otherwise in this Plan, Principal Management Corporation will pay or cause to be paid all out-of-pocket fees and expenses incurred in connection with the transaction contemplated under this Plan, including, but not limited to, accountant’s fees, legal fees, and proxy related costs.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed by its President or its Executive Vice
President as of the ____th day of __________, 2010.

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
on behalf of the following Acquired Fund:
Short-Term Bond Account

By:
Nora M. Everett, President

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
on behalf of the following Acquiring Fund:
Short-Term Income Account

By:
Michael J. Beer, Executive Vice President

FORM OF PLAN OF ACQUISITION

Government & High Quality Bond Account and
Mortgage Securities Account

The Board of Directors of Principal Variable Contracts Funds, Inc., a Maryland corporation (the “Fund”), deems it advisable that Mortgage Securities Account series of the Fund (“Mortgage Securities”) acquire all of the assets of Government
& High Quality Bond Account series of the Fund (“Government & High Quality Bond”) in exchange for the assumption by
Mortgage Securities of all of the liabilities of Government & High Quality Bond and shares issued by Mortgage Securities which are thereafter to be distributed by Government & High Quality Bond pro rata to its shareholders in complete liquidation and termination of Government & High Quality Bond and in exchange for all of Government & High Quality Bond ’s outstanding shares.

Government & High Quality Bond will transfer to Mortgage Securities, and Mortgage Securities will acquire from
Government & High Quality Bond , all of the assets of Government & High Quality Bond on the Closing Date and will assume from Government & High Quality Bond all of the liabilities of Government & High Quality Bond in exchange for the issuance of the number of shares of Mortgage Securities determined as provided in the following paragraphs, which shares will be subsequently distributed pro rata to the shareholders of Government & High Quality Bond in complete liquidation and termination of Government & High Quality Bond and in exchange for all of Government & High Quality Bond ’s outstanding shares. Government & High Quality Bond will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by Government & High Quality Bond in proper form prior to the Closing Date shall be fulfilled by Government & High Quality Bond. Redemption requests received by Government & High Quality Bond thereafter will be treated as requests for redemption of those shares of Mortgage Securities allocable to the shareholder in question.

Government & High Quality Bond will declare, and Mortgage Securities may declare, to its shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date.

On the Closing Date, Mortgage Securities will issue to Government & High Quality Bond a number of full and fractional shares of Mortgage Securities, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of Government & High Quality Bond. The aggregate value of the net assets of Government &
High Quality Bond and Mortgage Securities shall be determined in accordance with the then current Prospectus of the Fund as of close of regularly scheduled trading on the New York Stock Exchange on the Closing Date.

The closing of the transactions contemplated in this Plan (the “Closing”) shall be held at the offices of Principal
Management Corporation, 680 8th Street, Des Moines, Iowa 50392 at 3:00 p.m. Central Time on ________, 2010, or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the “Closing Date.”

In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for Mortgage Securities or Government & High Quality Bond to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

As soon as practicable after the Closing, Government & High Quality Bond shall (a) distribute on a pro rata basis to the shareholders of record of Government & High Quality Bond at the close of business on the Closing Date the shares of
Mortgage Securities received by Government & High Quality Bond at the Closing in exchange for all of Government & High
Quality Bond’s outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund’s Articles of
Incorporation.

For purposes of the distribution of shares of Mortgage Securities to shareholders of Government & High Quality Bond
, Mortgage Securities shall credit its books an appropriate number of its shares to the account of each shareholder of
Government & High Quality Bond . No certificates will be issued for shares of Mortgage Securities. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of Government
& High Quality Bond, shall be deemed for all purposes of the Fund’s Articles of Incorporation and Bylaws to evidence the appropriate number of shares of Mortgage Securities to be credited on the books of Mortgage Securities in respect of such shares of Government & High Quality Bond as provided above.

Prior to the Closing Date, Government & High Quality Bond shall deliver to Mortgage Securities a list setting forth the assets to be assigned, delivered and transferred to Mortgage Securities, including the securities then owned by Government
& High Quality Bond and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by Mortgage Securities pursuant to this Plan.

All of Government & High Quality Bond ’s portfolio securities shall be delivered by Government & High Quality
Bond ’s custodian on the Closing Date to Mortgage Securities or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the Investment Company Act of 1940, transferred to an Fund in the name of Mortgage Securities or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from Government & High Quality Bond’s Fund at its custodian to Mortgage Securities’ Fund at its custodian. If on the Closing Date Government & High Quality Bond is unable to make good delivery to Mortgage Securities’ custodian of any of Government & High Quality Bond ’s portfolio securities because such securities have not yet been delivered to Government
& High Quality Bond ’s custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and Government & High Quality Bond shall deliver to Mortgage Securities’
custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to Mortgage Securities, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers’ confirmations, as may be reasonably required by Mortgage Securities.

This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of
Government & High Quality Bond and notwithstanding favorable action by such shareholders, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either Fund. This Plan may be amended by the Board of Directors at any time, except that after approval by the shareholders of Government & High Quality Bond no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of Government & High Quality Bond.

Except as expressly provided otherwise in this Plan, Principal Management Corporation will pay or cause to be paid all out-of-pocket fees and expenses incurred in connection with the transaction contemplated under this Plan, including, but not limited to, accountant’s fees, legal fees, and proxy related costs.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed by its President or its Executive Vice
President as of the	th day of __________, 2010.

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
on behalf of the following Acquired Fund:
Government & High Quality Bond Account

By:
Nora M. Everett, President

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
on behalf of the following Acquiring Fund:
Mortgage Securities Account

y:
Michael J. Beer, Executive Vice President

FORM OF PLAN OF ACQUISITION

MidCap Value Account II and
MidCap Blend Account

The Board of Directors of Principal Variable Contracts Funds, Inc., a Maryland corporation (the “Fund”), deems it advisable that MidCap Blend Account series of the Fund (“MidCap Blend”) acquire all of the assets of MidCap Value
Account II series of the Fund (“MidCap Value ”) in exchange for the assumption by MidCap Blend of all of the liabilities of
MidCap Value and shares issued by MidCap Blend which are thereafter to be distributed by MidCap Value pro rata to its shareholders in complete liquidation and termination of MidCap Value and in exchange for all of MidCap Value ’s outstanding shares.

MidCap Value will transfer to MidCap Blend, and MidCap Blend will acquire from MidCap Value , all of the assets of MidCap Value on the Closing Date and will assume from MidCap Value all of the liabilities of MidCap Value in exchange for the issuance of the number of shares of MidCap Blend determined as provided in the following paragraphs, which shares will be subsequently distributed pro rata to the shareholders of MidCap Value in complete liquidation and termination of MidCap Value and in exchange for all of MidCap Value ’s outstanding shares. MidCap Value will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by MidCap Value in proper form prior to the Closing Date shall be fulfilled by MidCap Value . Redemption requests received by MidCap Value thereafter will be treated as requests for redemption of those shares of MidCap Blend allocable to the shareholder in question.

MidCap Value will declare, and MidCap Blend may declare, to its shareholders of record on or prior to the Closing
Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date.

On the Closing Date, MidCap Blend will issue to MidCap Value a number of full and fractional shares of MidCap
Blend, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of
MidCap Value . The aggregate value of the net assets of MidCap Value and MidCap Blend shall be determined in accordance with the then current Prospectus of the Fund as of close of regularly scheduled trading on the New York Stock
Exchange on the Closing Date.

The closing of the transactions contemplated in this Plan (the “Closing”) shall be held at the offices of Principal
Management Corporation, 680 8th Street, Des Moines, Iowa 50392 at 3:00 p.m. Central Time on ________, 2010, or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the “Closing Date.”

In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for MidCap Blend or MidCap Value to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

As soon as practicable after the Closing, MidCap Value shall (a) distribute on a pro rata basis to the shareholders of record of MidCap Value at the close of business on the Closing Date the shares of MidCap Blend received by MidCap Value at the Closing in exchange for all of MidCap Value ’s outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund’s Articles of Incorporation.

For purposes of the distribution of shares of MidCap Blend to shareholders of MidCap Value , MidCap Blend shall credit its books an appropriate number of its shares to the account of each shareholder of MidCap Value . No certificates will be issued for shares of MidCap Blend. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of MidCap Value , shall be deemed for all purposes of the Fund’s Articles of
Incorporation and Bylaws to evidence the appropriate number of shares of MidCap Blend to be credited on the books of
MidCap Blend in respect of such shares of MidCap Value as provided above.

Prior to the Closing Date, MidCap Value shall deliver to MidCap Blend a list setting forth the assets to be assigned, delivered and transferred to MidCap Blend, including the securities then owned by MidCap Value and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by MidCap Blend pursuant to this Plan.

All of MidCap Value ’s portfolio securities shall be delivered by MidCap Value ’s custodian on the Closing Date to
MidCap Blend or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of
Rule 17f-4 under the Investment Company Act of 1940, transferred to an Fund in the name of MidCap Blend or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from MidCap Value ’s Fund at its custodian to MidCap Blend’ Fund at its custodian. If on the Closing Date MidCap Value is unable to make good delivery to
MidCap Blend’ custodian of any of MidCap Value ’s portfolio securities because such securities have not yet been delivered to MidCap Value ’s custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and MidCap Value shall deliver to MidCap Blend’ custodian on or by said Closing
Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to
MidCap Blend, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers’ confirmations, as may be reasonably required by MidCap Blend.

This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of MidCap
Value and notwithstanding favorable action by such shareholders, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either Fund. This Plan may be amended by the Board of Directors at any time, except that after approval by the shareholders of MidCap Value no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of MidCap Value .

Except as expressly provided otherwise in this Plan, MidCap Value will pay or cause to be paid all out-of-pocket fees and expenses incurred in connection with the transaction contemplated under this Plan, including, but not limited to, accountant’s fees, legal fees, and proxy related costs.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed by its President or its Executive Vice
President as of the ____th day of __________, 2010.

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
on behalf of the following Acquired Fund:
MidCap Value Account II

By:
Nora M. Everett, President

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
on behalf of the following Acquiring Fund:
MidCap Blend Account

By:
Michael J. Beer, Executive Vice President

FORM OF PLAN OF ACQUISITION

MidCap Growth Account I and
MidCap Blend Account

The Board of Directors of Principal Variable Contracts Funds, Inc., a Maryland corporation (the “Fund”), deems it advisable that MidCap Blend Account series of the Fund (“MidCap Blend”) acquire all of the assets of MidCap Growth
Account I series of the Fund (“MidCap Growth”) in exchange for the assumption by MidCap Blend of all of the liabilities of
MidCap Growth and shares issued by MidCap Blend which are thereafter to be distributed by MidCap Growth pro rata to its shareholders in complete liquidation and termination of MidCap Growth and in exchange for all of MidCap Growth’s outstanding shares.

MidCap Growth will transfer to MidCap Blend, and MidCap Blend will acquire from MidCap Growth , all of the assets of MidCap Growth on the Closing Date and will assume from MidCap Growth all of the liabilities of MidCap Growth in exchange for the issuance of the number of shares of MidCap Blend determined as provided in the following paragraphs, which shares will be subsequently distributed pro rata to the shareholders of MidCap Growth in complete liquidation and termination of MidCap Growth and in exchange for all of MidCap Growth ’s outstanding shares. MidCap Growth will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by MidCap Growth in proper form prior to the Closing Date shall be fulfilled by MidCap Growth. Redemption requests received by MidCap Growth thereafter will be treated as requests for redemption of those shares of MidCap Blend allocable to the shareholder in question.

MidCap Growth will declare, and MidCap Blend may declare, to its shareholders of record on or prior to the Closing
Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date.

On the Closing Date, MidCap Blend will issue to MidCap Growth a number of full and fractional shares of MidCap
Blend, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of
MidCap Growth. The aggregate value of the net assets of MidCap Growth and MidCap Blend shall be determined in accordance with the then current Prospectus of the Fund as of close of regularly scheduled trading on the New York Stock
Exchange on the Closing Date.

The closing of the transactions contemplated in this Plan (the “Closing”) shall be held at the offices of Principal
Management Corporation, 680 8th Street, Des Moines, Iowa 50392 at 3:00 p.m. Central Time on ________, 2010, or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the “Closing Date.”

In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for MidCap Blend or MidCap Growth to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

As soon as practicable after the Closing, MidCap Growth shall (a) distribute on a pro rata basis to the shareholders of record of MidCap Growth at the close of business on the Closing Date the shares of MidCap Blend received by MidCap
Growth at the Closing in exchange for all of MidCap Growth’s outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund’s Articles of Incorporation.

For purposes of the distribution of shares of MidCap Blend to shareholders of MidCap Growth , MidCap Blend shall credit its books an appropriate number of its shares to the account of each shareholder of MidCap Growth . No certificates will be issued for shares of MidCap Blend. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of MidCap Growth, shall be deemed for all purposes of the Fund’s Articles of
Incorporation and Bylaws to evidence the appropriate number of shares of MidCap Blend to be credited on the books of
MidCap Blend in respect of such shares of MidCap Growth as provided above.

Prior to the Closing Date, MidCap Growth shall deliver to MidCap Blend a list setting forth the assets to be assigned, delivered and transferred to MidCap Blend, including the securities then owned by MidCap Growth and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by MidCap Blend pursuant to this Plan.

All of MidCap Growth ’s portfolio securities shall be delivered by MidCap Growth’s custodian on the Closing Date to
MidCap Blend or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of
Rule 17f-4 under the Investment Company Act of 1940, transferred to an Fund in the name of MidCap Blend or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from MidCap Growth’s Fund at its custodian to MidCap Blend’ Fund at its custodian. If on the Closing Date MidCap Growth is unable to make good delivery to
MidCap Blend’ custodian of any of MidCap Growth ’s portfolio securities because such securities have not yet been delivered to MidCap Growth ’s custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and MidCap Growth shall deliver to MidCap Blend’ custodian on or by said Closing
Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to
MidCap Blend, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers’ confirmations, as may be reasonably required by MidCap Blend.

This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of MidCap
Growth and notwithstanding favorable action by such shareholders, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either Fund. This Plan may be amended by the Board of Directors at any time, except that after approval by the shareholders of MidCap Growth no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of MidCap Growth.

Except as expressly provided otherwise in this Plan, MidCap Growth will pay or cause to be paid all out-of-pocket fees and expenses incurred in connection with the transaction contemplated under this Plan, including, but not limited to, accountant’s fees, legal fees, and proxy related costs.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed by its President or its Executive Vice
President as of the ______th day of __________, 2010.

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
on behalf of the following Acquired Fund:
MidCap Growth Account I

By:
Nora M. Everett, President

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
on behalf of the following Acquiring Fund:
MidCap Blend Account

By:
Michael J. Beer, Executive Vice President

FORM OF PLAN OF ACQUISITION

International SmallCap Account and
Diversified International Account

The Board of Directors of Principal Variable Contracts Funds, Inc., a Maryland corporation (the “Fund”), deems it advisable that Diversified International Account series of the Fund (“Diversified International”) acquire all of the assets of
International SmallCap Account series of the Fund (“International SmallCap”) in exchange for the assumption by Diversified
International of all of the liabilities of International SmallCap and shares issued by Diversified International which are thereafter to be distributed by International SmallCap pro rata to its shareholders in complete liquidation and termination of
International SmallCap and in exchange for all of International SmallCap ’s outstanding shares.

International SmallCap will transfer to Diversified International, and Diversified International will acquire from
International SmallCap , all of the assets of International SmallCap on the Closing Date and will assume from International
SmallCap all of the liabilities of International SmallCap in exchange for the issuance of the number of shares of Diversified
International determined as provided in the following paragraphs, which shares will be subsequently distributed pro rata to the shareholders of International SmallCap in complete liquidation and termination of International SmallCap and in exchange for all of International SmallCap ’s outstanding shares. International SmallCap will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by International SmallCap in proper form prior to the Closing
Date shall be fulfilled by International SmallCap. Redemption requests received by International SmallCap thereafter will be treated as requests for redemption of those shares of Diversified International allocable to the shareholder in question.

International SmallCap will declare, and Diversified International may declare, to its shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date.

On the Closing Date, Diversified International will issue to International SmallCap a number of full and fractional shares of Diversified International, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of International SmallCap. The aggregate value of the net assets of International SmallCap and Diversified International shall be determined in accordance with the then current Prospectus of the Fund as of close of regularly scheduled trading on the New York Stock Exchange on the Closing Date.

The closing of the transactions contemplated in this Plan (the “Closing”) shall be held at the offices of Principal
Management Corporation, 680 8th Street, Des Moines, Iowa 50392 at 3:00 p.m. Central Time on ________, 2010, or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the “Closing Date.”

In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for Diversified International or International SmallCap to fairly determine the value of its assets, the
Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

As soon as practicable after the Closing, International SmallCap shall (a) distribute on a pro rata basis to the shareholders of record of International SmallCap at the close of business on the Closing Date the shares of Diversified
International received by International SmallCap at the Closing in exchange for all of International SmallCap’s outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund’s Articles of Incorporation.

For purposes of the distribution of shares of Diversified International to shareholders of International SmallCap ,
Diversified International shall credit its books an appropriate number of its shares to the account of each shareholder of
International SmallCap . No certificates will be issued for shares of Diversified International. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of International
SmallCap, shall be deemed for all purposes of the Fund’s Articles of Incorporation and Bylaws to evidence the appropriate number of shares of Diversified International to be credited on the books of Diversified International in respect of such shares of International SmallCap as provided above.

Prior to the Closing Date, International SmallCap shall deliver to Diversified International a list setting forth the assets to be assigned, delivered and transferred to Diversified International, including the securities then owned by
International SmallCap and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by Diversified International pursuant to this Plan.

All of International SmallCap ’s portfolio securities shall be delivered by International SmallCap ’s custodian on the
Closing Date to Diversified International or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the Investment Company Act of 1940, transferred to an Fund in the name of
Diversified International or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from International SmallCap’s Fund at its custodian to Diversified International’ Fund at its custodian. If on the Closing Date
International SmallCap is unable to make good delivery to Diversified International’ custodian of any of International
SmallCap ’s portfolio securities because such securities have not yet been delivered to International SmallCap ’s custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and International SmallCap shall deliver to Diversified International’ custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to Diversified
International, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers’ confirmations, as may be reasonably required by Diversified International.

This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of
International SmallCap and notwithstanding favorable action by such shareholders, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either Fund.
This Plan may be amended by the Board of Directors at any time, except that after approval by the shareholders of
International SmallCap no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of International SmallCap.

Except as expressly provided otherwise in this Plan, International SmallCap will pay or cause to be paid all out-of-
pocket fees and expenses incurred in connection with the transaction contemplated under this Plan, including, but not limited to, accountant’s fees, legal fees, and proxy related costs.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed by its President or its Executive Vice
President as of the _____ th day of __________, 2010.

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
on behalf of the following Acquired Fund:
International SmallCap Account

By:
Nora M. Everett, President

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
on behalf of the following Acquiring Fund:
Diversified International Account

By:
Michael J. Beer, Executive Vice President

Appendix B

DESCRIPTION OF INDICES

Barclays Capital MF (1-3) US Government Credit Index represents a combination of the Government and Corporate Bond indices with maturities between one and three years.

Barclays Capital Government Mortgage Index is a combination of the unmanaged Lehman Government Index and the unmanaged
Lehman Mortgage Backed Securities (MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA, and FHLMC.

Citigroup Broad Investment-Grade Credit 1-3 Years Index measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, and includes institutionally traded U.S. Treasury, government-sponsored, mortgage-backed, asset-backed, and investment-grade securities.

Citigroup Mortgage Index represents the mortgage-backed securities component of Citigroup’s Broad Investment-Grade Bond Index. It
consists of 30- and 15-year agency-issued (Government National Mortgage Association (“GNMA”), Federal National Mortgage Association
(“FNMA”), and Federal Home Loan Mortgage Corporation (“FHLMC”)) pass-through securities as well as FNMA and FHLMC balloon mortgages.

MSCI ACWI Ex-US Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the U.S.

MSCI World Ex-US Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. It offers an exhaustive representation of the Small Cap segment by targeting companies that are in the Investable Market Index but not in the Standard Index in a particular market.

Russell Midcap Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth rates.

Russell Midcap Index is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 index.

Russell Midcap Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

LABEL BELOW FOR MIS USE ONLY!
PO# N-4090
PRINCIPAL #
PRINCIPAL PVC MERGERS #
ORIGINAL 1-UP 04-19-10 JM
ROB (PRINCIPAL PVC MERGERS - N4090 2010 RV)
REVIEW #1 04-19-10 JM
REVISION #1 5/10/10 KD

999 999 999 999 99 ←

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS
July 8, 2010

FUND/INSURANCE COMPANY NAME PRINTS HERE

This proxy is solicited on behalf of the Board of Directors of the Fund. The undersigned shareholder appoints Michael J. Beer, Michael D. Roughton, and Ernest H. Gillum, and each of them separately, Proxies, with power of substitution, and authorizes them to represent and to vote, as designated on this ballot, at the meeting of shareholders of the Fund to be held on **July 8, 2010 at 10:30 a.m., Central Time,** and at any adjournments thereof, all the shares of the Fund that the undersigned shareholder would be entitled to vote if personally present.

Check the appropriate box on the reverse side on this ballot, date and sign exactly as your name appears. Your signature acknowledges receipt of Notice of the Special Meeting of Shareholders and Proxy Statement dated May 19, 2010. Shares will be voted as you instruct. If no direction is made, the proxy will be voted FOR the proposal listed on the reverse side. In their discretion, the Proxies will also be authorized to vote upon such other matters that may properly come before the meeting.

PLEASE SIGN, DATE AND RETURN PROMPTLY.

Date: ______________________

Signature(s) *(Sign in the Box)*

Joint owners should each sign personally. If only one signs, his or her signature will be binding. If the contract owner is a trust, custodial account or other entity, the name of the trust or the custodial account should be entered and the trustee, custodian, etc. should sign in his or her own name, indicating that he or she is "Trustee," "Custodian," or other applicable designation. If the contract owner is a partnership, the partnership should be entered and the partner should sign in his or her own name, indicating that he or she is a "Partner."

PVC - Front

MIS EDITS: # OF CHANGES ___/___ PRF 1 ___ PRF 2 ____

OK TO PRINT AS IS* ___________ *By signing this form you are authorizing MIS to print this form in its current state.

SIGNATURE OF PERSON AUTHORIZING PRINTING DATE

LABEL BELOW FOR MIS USE ONLY!
PO# N-4090
PRINCIPAL #
PRINCIPAL PVC MERGERS #
ORIGINAL 1-UP 04-19-10 JM
ROB (PRINCIPAL PVC MERGERS - N4090 2010 RV)

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒
PLEASE DO NOT USE FINE POINT PENS.

NOTE: YOUR VOTING INSTRUCTION FORM IS NOT VALID UNLESS IT IS SIGNED.

PLEASE BE SURE TO SIGN AND DATE YOUR VOTING INSTRUCTION FORM ON THE REVERSE SIDE.

PVC-Back

PART B

INFORMATION REQUIRED IN
A STATEMENT OF ADDITIONAL INFORMATION

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
680 8th Street
Des Moines, Iowa 50392-2080

STATEMENT OF ADDITIONAL INFORMATION

Dated: May 19, 2010

This Statement of Additional Information is available to the shareholders of the Short-Term Bond,
Government & High Quality Bond, MidCap Value II, MidCap Growth I and International SmallCap
Accounts (the "Acquired Funds"), in connection with the proposed reorganization of each of the Acquired
Funds into the Short-Term Income, Mortgage Securities, MidCap Blend, MidCap Blend, and Diversified
International Accounts, respectively, (the "Acquiring Funds") (the "Reorganization"). Each of the Acquired
and Acquiring Funds is a separate series of Principal Variable Contracts Funds, Inc. ("PFI").

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated May 19, 2010, relating to the Special Meeting of Shareholders of the
Acquired Funds to be held on July 8, 2010. The Proxy Statement/Prospectus, which describes the proposed
Reorganizations, may be obtained without charge by writing to Principal Management Corporation, 680 8th
Street, Des Moines, Iowa 50392-2080, or by calling toll free at 1-800-222-5852.

TABLE OF CONTENTS

(1) Statement of Additional Information of PVC dated May 1, 2010, as supplemented.

(2) Audited Financial Statements of the Acquired Funds and the Acquiring Funds included in PVC's
Annual Report to Shareholders for the fiscal year ended December 31, 2009.

(3) Pro Forma Financial Statements

INFORMATION INCORPORATED BY REFERENCE

This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) that have been filed with the Securities and Exchange Commission (File Nos.
02-35570; and 811-01944).

(1) The Statement of Additional Information of Principal Variable Contracts Funds, Inc. ("PVC") dated
May 1, 2010, (including Supplement dated May 3, 2010 filed via EDGAR on that date).

(2) The financial statements of the Acquired Funds and the Acquiring Funds included in PVC's Annual
Report to Shareholders for the fiscal year ended December 31, 2009, which have been audited by
Ernst & Young LLP, Independent Registered Public Accounting Firm, as filed on Form N-CSR on
February 26, 2010

The Annual and Semi-Annual Reports to Shareholders of PVC are available upon request and without charge by calling toll-free at 1-800-222-5852.

PRO FORMA FINANCIAL STATEMENTS

On March 8, 2010 the Board of Directors of PFI approved a Plan of Acquisition whereby, the Short-Term Income
Account, Mortgage Securities Account, MidCap Blend Account, and Diversified International Account (the
"Acquiring Funds") will acquire all the assets of the Short-Term Bond Account, Government & High Quality Bond
Account, MidCap Value Account II, MidCap Growth Account I, and International SmallCap Account (the
"Acquired Funds"), subject to the liabilities of the Acquired Funds, in exchange for a number of shares equal in value to the pro rata net assets of shares of the Acquired Fund (the "Reorganization").

Shown below are unaudited pro forma financial statements for the combined Acquiring Funds, assuming the
Reorganization had been consummated as of December 31, 2009. The first table presents pro forma Statements of
Assets and Liabilities for the combined Acquiring Funds. The second table presents pro forma Statements of
Operations for the combined Acquiring Funds. The third table presents a pro forma Schedule of Investments for the combined Acquiring Funds.

Please see the accompanying notes for additional information about the pro forma financial statements. The pro forma schedules of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Acquired Funds and the Acquiring Funds incorporated by reference in the Statement of Additional Information.

	Statements of Assets and Liabilities
	Principal Variable Contracts Funds, Inc.
	December 31, 2009 (unaudited)
	Amounts in thousands

	Government & High	Mortgage	Pro Forma	Pro Forma Mortgage
	Quality Bond Accout	Securities Account	Adjustments	Securities Account
Investment in securities--at cost	$ 267,538	$ 232,047	$ -	$ 499,585
Assets
Investment in securities--at value	$ 264,810	$ 235,111	$ -	$ 499,921
Cash	2,388	6,342	-	8,730
Receivables:
Dividends and interest	1,164	1,136	-	2,300
Fund shares sold	926	192	-	1,118
Investment securities sold	2,183	58	-	2,241
Total Assets	271,471	242,839	-	514,310

Liabilities
Accrued management and investment advisory fees	97	99	-	196
Accrued directors' fees	1	-	-	1
Accrued other expenses	2	1	-	3
Payables:			-
Fund shares redeemed	76	74	-	150
Investment securities purchased	25,266	7,201	-	32,467
Variation margin on futures contracts	58	-	-	58
Total Liabilities	25,500	7,375	-	32,875
Net Assets Applicable to Outstanding Shares	$ 245,971	$ 235,464	$ -	$ 481,435

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 263,078	$ 237,633	$ -	$ 500,711
Accumulated undistributed (overdistributed) net investment income (operating loss)	9,900	1,198	-	11,098
Accumulated undistributed (overdistributed) net realized gain (loss)	(23,857)	(6,431)	-	(30,288)
Net unrealized appreciation (depreciation) of investments	(3,150)	3,064	-	(86)
Total Net Assets	$ 245,971	$ 235,464	$ -	$ 481,435

Capital Stock (par value: $.01 a share):
Shares authorized	100,000	200,000	-	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 245,971	$ 233,789	$ -	$ 479,760
Shares issued and outstanding	23,424	23,217	1,002	(a) 47,643
Net asset value per share	$ 10.50	$ 10.07	$ -	$ 10.07

Class 2: Net Assets	N/A	$ 1,675	$ -	$ 1,675
Shares issued and outstanding		166	-	166
Net asset value per share		$ 10.09	$ -	$ 10.09

(a) Reflects new shares issued, net of retired shares of Government & High Quality Bond Account

See accompanying notes

	Statements of Assets and Liabilities
	Principal Variable Contracts Funds, Inc.
	December 31, 2009 (unaudited)
	Amounts in thousands

	MidCap	MidCap	MidCap	Pro Forma		Pro Forma MidCap
	Growth Accout I	Value Account II	Blend Account	Adjustments		Blend Account
Investment in securities--at cost	$ 48,226	$ 85,774	$ 378,719	$ -		$ 512,719
Assets
Investment in securities--at value	$ 50,548	$ 96,048	$ 385,256	$ -		$ 531,852
Cash	29	559	3,188	-		3,776
Receivables:
Dividends and interest	31	96	192	-		319
Expense reimbursement from Manager	-	4	-	-		4
Fund shares sold	5	131	8	-		144
Investment securities sold	-	1,103	2,570	-		3,673
Total Assets	50,613	97,941	391,214	-		539,768

Liabilities
Accrued management and investment advisory fees	38	85	190	-		313
Accrued distribution fees	-	-	2	-		2
Accrued other expenses	2	3	17	-		22
Payables:
Fund shares redeemed	3	2	851	-		856
Investment securities purchased	-	1,613	993	-		2,606
Reorganization costs	-	-	-	72	(b)	72
Trading costs	-	-	-	280	(b)	280
Total Liabilities	43	1,703	2,053	352		4,151
Net Assets Applicable to Outstanding Shares	$ 50,570	$ 96,238	$ 389,161	$ (352)		$ 535,617

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 61,719	$ 135,343	$ 388,122	$ -		$ 585,184
Accumulated undistributed (overdistributed) net investment income (operating loss)	164	1,134	1,763	(352)	(b)	2,709
Accumulated undistributed (overdistributed) net realized gain (loss)	(13,635)	(50,513)	(7,261)	-		(71,409)
Net unrealized appreciation (depreciation) of investments	2,322	10,274	6,537	-		19,133
Total Net Assets	$ 50,570	$ 96,238	$ 389,161	$ (352)		$ 535,617

Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	105,000	-		105,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 50,570	$ 96,238	$ 379,151	$ (352) (b)		$ 525,607
Shares issued and outstanding	6,232	9,280	12,131	(10,825) (a)		16,818
Net asset value per share	$ 8.11	$ 10.37	$ 31.25	$ -		$ 31.25

Class 2: Net Assets	N/A	N/A	$ 10,010	$ -		$ 10,010
Shares issued and outstanding			320	-		320
Net asset value per share			$ 31.23	$ -		$ 31.23

(a) Reflects new shares issued, net of retired shares of MidCap Growth Account I and MidCap Value Account II.
(b)Reflects reduction in net assets for estimated expenses of the Reorganization and trading costs associated with disposing of portfolio securities.

See accompanying notes

	Statements of Assets and Liabilities
	Principal Variable Contracts Funds, Inc.
	December 31, 2009 (unaudited)
	Amounts in thousands

	International	Diversified	Pro Forma		Pro Forma Diversified
	SmallCap Accout	International Account	Adjustments		International Account
Investment in securities--at cost	$ 84,891	$ 316,042	$ -		$ 400,933
Foreign Currency--at cost	$ 23	$ 211	$ -		$ 234
Assets
Investment in securities--at value	$ 101,184	$ 365,895	$ -		$ 467,079
Foreign currency--at value	23	212	-		235
Cash	607	2,716	-		3,323
Receivables:
Dividends and interest	310	633	-		943
Expense reimbursement from Manager	11	-			11
Fund shares sold	15	82	-		97
Investment securities sold	41	33	-		74
Total Assets	102,191	369,571	-		471,762

Liabilities
Accrued management and investment advisory fees	104	257	-		361
Accrued directors' fees	-	1			1
Accrued other expenses	62	88	-		150
Payables:
Fund shares redeemed	6	274	-		280
Investment securities purchased	39	2,348	-		2,387
Reorganization costs	-	-	40	(b)	40
Trading costs	-	-	305	(b)	305
Total Liabilities	211	2,968	345		3,524
Net Assets Applicable to Outstanding Shares	$ 101,980	$ 366,603	$ (345)		$ 468,238

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 150,726	$ 479,160	$ -		$ 629,886
Accumulated undistributed (overdistributed) net investment income (operating loss)	993	(245)	(345)	(b)	403
Accumulated undistributed (overdistributed) net realized gain (loss)	(66,028)	(162,162)	-		(228,190)
Net unrealized appreciation (depreciation) of investments	16,293	49,853	-		66,146
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	(4)	(3)	-		(7)
Total Net Assets	$ 101,980	$ 366,603	$ (345)		$ 468,238

Capital Stock (par value: $.01 a share):
Shares authorized	100,000	300,000	-		300,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 101,980	$ 364,176	$ (345)	(b)	$ 465,811
Shares issued and outstanding	8,585	32,409	457	(a)	41,451
Net asset value per share	$ 11.88	$ 11.24	$ -		$ 11.24

Class 2: Net Assets	N/A	$ 2,427	$ -		$ 2,427
Shares issued and outstanding		214	-		214
Net asset value per share		$ 11.32	$ -		$ 11.32

(a) Reflects new shares issued, net of retired shares of International SmallCap Account.
(b)Reflects reduction in net assets for estimated expenses of the Reorganization and estimated trading costs associated with disposing of portfolio securities.

See accompanying notes

	Statements of Assets and Liabilities
	Principal Variable Contracts Funds, Inc.
	December 31, 2009 (unaudited)
	Amounts in thousands

	Short-Term	Short-Term	Pro Forma	Pro Forma Short-Term
	Bond Account	Income Account	Adjustments	Income Account
Investment in securities--at cost	$ 133,586	$ 73,659	$ -	$ 207,245
Assets
Investment in securities--at value	$ 126,288	$ 74,548	$ -	$ 200,836
Cash	510	1,224	-	1,734
Receivables:
Dividends and interest	953	662	-	1,615
Fund shares sold	2,520	415	-	2,935
Investment securities sold	16	-	-	16
Variation margin on futures contracts	-	16	-	16
Total Assets	130,287	76,865	-	207,152

Liabilities
Accrued management and investment advisory fees	54	32	-	86
Accrued other expenses	3	1	-	4
Payables:
Fund shares redeemed	-	11	-	11
Total Liabilities	57	44	-	101
Net Assets Applicable to Outstanding Shares	$ 130,230	$ 76,821	$ -	$ 207,051

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 148,910	$ 76,529	$ -	$ 225,439
Accumulated undistributed (overdistributed) net investment income (operating loss)	3,570	520		4,090
Accumulated undistributed (overdistributed) net realized gain (loss)	(14,952)	(1,241)	-	(16,193)
Net unrealized appreciation (depreciation) of investments	(7,298)	1,013	-	(6,285)
Total Net Assets	$ 130,230	$ 76,821	$ -	$ 207,051

Capital Stock (par value: $.01 a share):
Shares authorized	100,000	200,000	-	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 130,230	$ 74,934		$ 205,164
Shares issued and outstanding	14,694	30,486	38,245	(a) 83,425
Net asset value per share	$ 8.86	$ 2.46	$ -	$ 2.46

Class 2: Net Assets	$ -	$ 1,887		$ 1,887
Shares issued and outstanding	-	769		769
Net asset value per share	$ -	$ 2.45	$ -	$ 2.45

(a) Reflects new shares issued, net of retired shares of Short-Term Bond Account

See accompanying notes

STATEMENT OF OPERATIONS
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2009 (unaudited)

	Government & High			Pro Forma
	Quality Bond	Mortgage Securities	Pro Forma	Mortgage Securities
Amounts in thousands	Account	Account	Adjustments	Account
Net Investment Income (Loss)
Income:
Interest	$ 11,416	$ 8,698	$ -	$ 20,114
Total Income	11,416	8,698	-	20,114
Expenses:
Management and investment advisory fees	1,162	928	102 (a)	2,192
Distribution Fees - Class 2	N/A	5	-	5
Custodian fees	5	3	-	8
Directors' expenses	10	2	-	12
Professional fees	1	2	-	3
Other expenses	3	-	-	3
Total Expenses	1,181	940	102	2,223
Net Investment Income (Loss)	10,235	7,758	(102)	17,891

Net Realized and Unrealized Gain (Loss) on Investments, Futures, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(19,840)	(63)	-	(19,903)
Futures contracts	21	-	-	21
Swap agreements	(775)	-	-	(775)
Change in unrealized appreciation/depreciation of:
Investments	23,166	3,538	-	26,704
Futures contracts	(610)	-	-	(610)
Swap agreements	731	-	-	731
Net Realized and Unrealized Gain (Loss) on Investments, Futures, and Swap agreements	2,693	3,475	-	6,168
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,928	$ 11,233	$ (102)	$ 24,059

(a) Management and investment advisory fees increased to reflect annual percentage rate of Acquiring Fund.

See accompanying notes

STATEMENT OF OPERATIONS
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2009 (unaudited)

		MidCap Growth	MidCap Value	MidCap Blend	Pro Forma		Pro Forma MidCap
Amounts in thousands		Account I	Account II	Account	Adjustments		Blend Account
Net Investment Income (Loss)
Income:
Dividends	$ 571		$ 2,019	$ 4,041	$ -		$ 6,631
Interest		-	2	20	-		22
	Total Income	571	2,021	4,061	-		6,653
Expenses:
Management and investment advisory fees		388	867	1,742	(604)	(a)	2,393
Distribution Fees - Class 2		N/A	N/A	5	-		5
Custodian fees		4	6	3	(10)	(b)	3
Directors' expenses		3	4	10	-		17
Professional fees		1	1	1	-		3
Other expenses		-	1	3	-		4
	Total Gross Expenses	396	879	1,764	(614)		2,425
Less: Reimbursement from Manager - Class 1		-	45	-	-		45
	Total Net Expenses	396	834	1,764	(614)		2,380
	Net Investment Income (Loss)	175	1,187	2,297	614		4,273

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions		(8,204)	(14,073)	(3,010)	-		(25,287)
Other investments companies		-	72	-	-		72
Change in unrealized appreciation/depreciation of:
Investments		21,184	39,067	85,120	-		145,371
Net Realized and Unrealized Gain (Loss) on Investments		12,980	25,066	82,110	-		120,156
Net Increase (Decrease) in Net Assets Resulting from Operations		$13,155	$ 26,253	$ 84,407	$ 614		$ 124,429

(a) Management and investment advisory fees decreased to reflect annual percentage rate of Acquiring Fund.
(b) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on elimination of duplicate services.

See accompanying notes

STATEMENT OF OPERATIONS
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2009 (unaudited)
					Pro Forma
		Diversified			Diversified
	International	International	Pro Forma		International
Amounts in thousands	SmallCap Account	Account	Adjustments		Account
Net Investment Income (Loss)
Income:
Dividends	$ 2,650	$ 9,455	$ -		$ 12,105
Withholding tax	(262)	(1,067)	-		(1,329)
Interest	1	4	-		5
Total Income	2,389	8,392	-		10,781
Expenses:
Management and investment advisory fees	1,062	2,563	(351)	(a)	3,274
Distribution Fees - Class 2	N/A	5	-		5
Custodian fees	100	155	(82)	(b)	173
Directors' expenses	4	9	-		13
Professional fees	23	30	-		53
Other expenses	1	3	-		4
Total Gross Expenses	1,190	2,765	(433)		3,522
Less: Reimbursement from Manager - Class 1	31	-			31
Total Net Expenses	1,159	2,765	(433)		3,491
Net Investment Income (Operating Loss)	1,230	5,627	433		7,290

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(13,942)	(63,353)	-		(77,295)
Foreign currency transactions	19	(105)	-		(86)
Change in unrealized appreciation/depreciation of:
Investments	38,818	134,804	-		173,622
Translation of assets and liabilities in foreign currencies	(3)	17	-		14
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	24,892	71,363	-		96,255
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 26,122	$ 76,990	$ 433		$ 103,545

(a) Management and investment advisory fees decreased to reflect annual percentage rate of Acquiring Fund.
(b) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on elimination of duplicate services.

See accompanying notes

STATEMENT OF OPERATIONS
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2009 (unaudited)
							Pro Forma Short-
		Short-Term Bond	Short-Term Income	Pro Forma			Term Income
Amounts in thousands		Account	Account	Adjustments			Account
Net Investment Income (Loss)
Income:
Interest	$ 4,373		$ 2,176	$ -			$ 6,549
Securities lending - net		12	-		-		12
	Total Income	4,385	2,176		-		6,561
Expenses:
Management and investment advisory fees		582	268		9	(a)	859
Distribution Fees - Class 2		N/A	4		-		4
Custodian fees		6	3		-		9
Directors' expenses		5	2		-		7
Professional fees		2	2		-		4
Other expenses		1	-		-		1
	Total Expenses	596	279		9		884
	Net Investment Income (Loss)	3,789	1,897		(9)		5,677

Net Realized and Unrealized Gain (Loss) on Investments and Futures
Net realized gain (loss) from:
Investment transactions		(10,782)	57		-		(10,725)
Futures contracts		49	(185)		-		(136)
Change in unrealized appreciation/depreciation of:
Investments		18,312	2,810		-		21,122
Futures contracts		(76)	210		-		134
Net Realized and Unrealized Gain (Loss) on Investments and Futures		7,503	2,892		-		10,395
Net Increase (Decrease) in Net Assets Resulting from Operations		$11,292	$ 4,789	$ (9)			$ 16,072

(a) Management and investment advisory fees increased to reflect the annual percentage rate of Acquiring Fund.

See accompanying notes

Schedule of Investments

December 31, 2009

	Government &		Mortgage
	High Quality	Government &	Securities	Mortgage	Combined
	Bond Account	High Quality	Account	Securities	Portfolio	Combined
	Principal	Bond Account	Principal	Account Value	Principal	Portfolio Value
BONDS - 21.82%	Amount (000's)	Value (000's)	Amount (000's)	(000's)	Amount (000's)	(000's)
Asset Backed Securities - 1.27%
Chase Funding Mortgage Loan Asset-Backed Certificates
0.69%, 12/25/2033(b) *	$ 180	$ 153	$ —	$ —	$ 180	$ 153
Credit-Based Asset Servicing and Securitization LLC
0.40%, 3/25/2036(b),(c) *	1,287	888	—	—	1,287	888
Saxon Asset Securities Trust
0.39%, 3/25/2036(b)	2,793	2,281	—	—	2,793	2,281
Structured Asset Investment Loan Trust
0.45%, 1/25/2036(b) *	685	571	—	—	685	571
Swift Master Auto Receivables Trust
0.33%, 6/15/2012(b) *	2,250	2,230	—	—	2,250	2,230
	$ 6,123			$ —		$ 6,123
Diversified Banking Institutions - 0.43%
Goldman Sachs Group Inc/The
3.25%, 6/15/2012	2,000	2,078	—	—	2,000	2,078

Finance - Mortgage Loan/Banker - 3.82%
Fannie Mae
3.00%, 9/16/2014	—	—	3,000	3,038	3,000	3,038
5.00%, 5/11/2017(d)	4,200	4,562	—	—	4,200	4,562
6.63%, 11/15/2030	550	661	—	—	550	661
Federal Farm Credit Bank
3.70%, 5/15/2013	—	—	2,500	2,629	2,500	2,629
Federal Home Loan Banks
4.50%, 9/16/2013	—	—	1,640	1,770	1,640	1,770
7.38%, 2/12/2010	—	—	2,455	2,474	2,455	2,474
Freddie Mac
5.75%, 6/27/2016	1,900	2,050	—	—	1,900	2,050
SLM Student Loan Trust
0.37%, 10/25/2016(b)	264	264	—	—	264	264
0.44%, 9/17/2018(b)	943	943	—	—	943	943
	$ 8,480			$ 9,911		18,391
Home Equity - Other - 0.96%
American Home Mortgage Investment Trust
0.42%, 11/25/2030(b),(c) *	1,185	379	—	—	1,185	379
Asset Backed Securities Corp Home Equity
0.34%, 7/25/2036(b)	1,264	1,193	—	—	1,264	1,193
First NLC Trust
0.46%, 5/25/2035(b),(c) *	728	375	—	—	728	375
Morgan Stanley Home Equity Loan Trust
0.40%, 2/25/2036(b)	2,978	2,669	—	—	2,978	2,669
	$ 4,616			$ —		4,616
Mortgage Backed Securities - 15.27%
Banc of America Funding Corp
0.31%, 7/20/2036(b)	739	656	—	—	739	656
0.51%, 7/20/2036(b) *	956	268	—	—	956	268
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033	—	—	857	857	857	857
4.75%, 2/25/2035	—	—	1,844	1,831	1,844	1,831
5.50%, 5/25/2034	—	—	443	442	443	442
Chase Mortgage Finance Corp
6.00%, 5/25/2035	—	—	1,940	1,608	1,940	1,608
Citicorp Mortgage Securities Inc
5.25%, 2/25/2035	—	—	2,911	2,890	2,911	2,890
5.50%, 3/25/2035	—	—	1,270	1,261	1,270	1,261
Countrywide Home Loan Mortgage Pass Through Trust
5.00%, 11/25/2018	—	—	1,108	1,114	1,108	1,114
5.25%, 5/25/2034	—	—	2,016	1,911	2,016	1,911
5.75%, 12/25/2035	—	—	2,750	2,197	2,750	2,197
Credit Suisse First Boston Mortgage Securities Corp
5.75%, 4/25/2033	—	—	831	803	831	803
Credit Suisse Mortgage Capital Certificates
5.81%, 9/15/2039(b) *	2,000	1,228	—	—	2,000	1,228
6.22%, 2/15/2041(b),(e) *	1,075	619	—	—	1,075	619
Fannie Mae
0.22%, 3/25/2036 *	19,473	196	—	—	19,473	196
0.53%, 10/25/2018(b)	468	464	—	—	468	464
5.00%, 8/25/2026	889	917	—	—	889	917
5.00%, 2/25/2027	—	—	269	7	269	7
5.50%, 2/25/2032	—	—	1,250	1,313	1,250	1,313
6.50%, 2/25/2047	1,844	1,983	—	—	1,844	1,983
7.00%, 4/25/2032	—	—	810	888	810	888
8.00%, 4/25/2022	—	—	30	30	30	30
8.70%, 12/25/2019	—	—	12	13	12	13

	Government &		Mortgage
	High Quality	Government &	Securities	Mortgage	Combined
	Bond Account	High Quality	Account	Securities	Portfolio	Combined
	Principal	Bond Account	Principal	Account Value	Principal	Portfolio Value
BONDS (continued)	Amount (000's)	Value (000's)	Amount (000's)	(000's)	Amount (000's)	(000's)
Mortgage Backed Securities (continued)
Fannie Mae Grantor Trust
0.58%, 5/25/2035(b) *	$ 967	$ 927	$ —	$ —	$ 967	$ 927
7.30%, 5/25/2010	—	—	2,455	2,507	2,455	2,507
Fannie Mae Whole Loan
0.38%, 5/25/2035(b),(c)	998	979	—	—	998	979
Federal Home Loan Banks
5.46%, 11/27/2015	1,707	1,804	—	—	1,707	1,804
Freddie Mac
0.53%, 6/15/2018(b)	1,880	1,866	—	—	1,880	1,866
0.63%, 7/15/2023(b) *	2,765	2,741	—	—	2,765	2,741
4.50%, 7/15/2017	4,800	4,984	—	—	4,800	4,984
5.50%, 9/15/2031(b)	1,075	1,134	—	—	1,075	1,134
5.50%, 1/15/2033	—	—	840	888	840	888
5.50%, 4/15/2033(b)	—	—	1,640	1,723	1,640	1,723
GE Capital Commercial Mortgage Corp
5.61%, 4/10/2017(b) *	2,800	1,657	—	—	2,800	1,657
Ginnie Mae
0.70%, 11/16/2045 *	2,700	86	—	—	2,700	86
0.86%, 6/17/2045(b) *	23,543	848	—	—	23,543	848
1.05%, 10/16/2046 *	12,098	646	—	—	12,098	646
1.09%, 5/16/2046(b) *	8,140	359	—	—	8,140	359
1.26%, 10/16/2012(b) *	39,193	1,046	—	—	39,193	1,046
3.89%, 7/16/2026	1,142	1,173	—	—	1,142	1,173
4.26%, 2/16/2032	1,741	1,804	—	—	1,741	1,804
5.08%, 1/16/2030(b)	1,089	1,142	—	—	1,089	1,142
LB-UBS Commercial Mortgage Trust
0.09%, 2/15/2040(b),(e) *	5,902	52	—	—	5,902	52
0.15%, 11/15/2038(b),(e) *	10,314	140	—	—	10,314	140
MASTR Alternative Loans Trust
5.39%, 1/25/2020(b)	—	—	1,112	1,039	1,112	1,039
5.50%, 1/25/2020	—	—	2,380	2,358	2,380	2,358
Prime Mortgage Trust
4.75%, 10/25/2020(b)	—	—	1,012	1,013	1,012	1,013
Residential Funding Mortgage Securities I
5.50%, 12/25/2033	—	—	2,450	2,476	2,450	2,476
Structured Asset Securities Corp
5.00%, 5/25/2035	—	—	2,347	2,244	2,347	2,244
6.00%, 4/25/2033	—	—	3,088	3,116	3,088	3,116
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.51%, 6/25/2046(b) *	2,615	239	—	—	2,615	239
Wells Fargo Mortgage Backed Securities Trust
5.50%, 5/25/2035	—	—	3,436	3,422	3,436	3,422
5.75%, 10/25/2036(b)	—	—	2,339	2,335	2,339	2,335
6.00%, 4/25/2037	—	—	2,457	1,868	2,457	1,868
6.00%, 12/28/2037(b)	—	—	1,461	1,387	1,461	1,387
	$ 29,958			$ 43,541		73,499
Regional Agencies - 0.07%
US Department of Housing and Urban Development
6.16%, 8/1/2011	—	—	317	318	317	318

TOTAL BONDS	$ 51,255			$ 53,770		$ 105,025

	Government &		Mortgage
	High Quality	Government &	Securities	Mortgage	Combined
	Bond Account	High Quality	Account	Securities	Portfolio	Combined
U.S. GOVERNMENT & GOVERNMENT AGENCY	Principal	Bond Account	Principal	Account Value	Principal	Portfolio Value
OBLIGATIONS - 79.45%	Amount (000's)	Value (000's)	Amount (000's)	(000's)	Amount (000's)	(000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 26.16%
2.78%, 9/1/2032(a),(b)	$ 52	$ 53	—	—	$ 52	$ 53
3.25%, 9/1/2033(a),(b)	27	28	—	—	27	28
4.00%, 6/1/2024(a)	—	—	1,917	1,932	1,917	1,932
4.00%, 8/1/2039(a)	—	—	2,651	2,559	2,651	2,559
4.50%, 4/1/2018(a)	—	—	507	528	507	528
4.50%, 6/1/2024(a)	—	—	1,897	1,952	1,897	1,952
4.50%, 8/1/2024(a)	—	—	2,829	2,911	2,829	2,911
4.50%, 8/1/2033(a)	—	—	478	480	478	480
4.50%, 8/1/2033(a)	—	—	552	555	552	555
4.50%, 6/1/2035(a)	—	—	2,499	2,502	2,499	2,502
4.50%, 6/1/2035(a)	—	—	2,563	2,580	2,563	2,580
4.50%, 5/1/2039(a)	—	—	1,943	1,940	1,943	1,940
4.50%, 6/1/2039(a)	—	—	2,955	2,951	2,955	2,951
4.50%, 9/1/2039(a)	—	—	2,979	2,975	2,979	2,975
4.50%, 11/1/2039(a)	—	—	2,975	2,970	2,975	2,970
4.50%, 12/1/2039(a)	—	—	3,500	3,495	3,500	3,495
5.00%, 10/1/2025(a)	2,339	2,419	—	—	2,339	2,419
5.00%, 2/1/2033(a)	1,513	1,559	912	940	2,425	2,499
5.00%, 6/1/2033(a)	1,109	1,142	—	—	1,109	1,142
5.00%, 6/1/2033(a)	2,898	2,984	—	—	2,898	2,984
5.00%, 6/1/2033(a)	—	—	948	977	948	977

	Government &		Mortgage
	High Quality	Government &	Securities	Mortgage	Combined
	Bond Account	High Quality	Account	Securities	Portfolio	Combined
U.S. GOVERNMENT & GOVERNMENT AGENCY	Principal	Bond Account	Principal	Account Value	Principal	Portfolio Value
OBLIGATIONS (continued)	Amount (000's)	Value (000's)	Amount (000's)	(000's)	Amount (000's)	(000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 8/1/2033(a)	$ —	$ —	$1,647	$ 1,695	$ 1,647	$ 1,695
5.00%, 8/1/2033(a)	—	—	1,597	1,645	1,597	1,645
5.00%, 5/1/2034(a)	—	—	1,907	1,961	1,907	1,961
5.00%, 12/1/2034(a)	334	343	—	—	334	343
5.00%, 5/1/2035(a)	671	690	—	—	671	690
5.00%, 5/1/2035(a)	—	—	1,014	1,042	1,014	1,042
5.00%, 7/1/2035(a)	355	365	—	—	355	365
5.00%, 7/1/2035(a)	291	299	—	—	291	299
5.00%, 7/1/2035(a)	—	—	4,511	4,634	4,511	4,634
5.00%, 10/1/2035(a)	625	642	—	—	625	642
5.00%, 5/1/2039(a)	—	—	2,794	2,868	2,794	2,868
5.00%, 6/1/2039(a)	860	883	—	—	860	883
5.00%, 6/1/2039(a)	—	—	3,333	3,421	3,333	3,421
5.00%, 9/1/2039(a)	—	—	3,127	3,209	3,127	3,209
5.00%, 1/1/2040(a)	—	—	3,500	3,593	3,500	3,593
5.50%, 4/1/2018(a)	425	453	—	—	425	453
5.50%, 11/1/2018(a)	—	—	668	713	668	713
5.50%, 2/1/2024(a)	27	29	—	—	27	29
5.50%, 3/1/2024(a)	46	49	—	—	46	49
5.50%, 11/1/2032(a)	—	—	608	640	608	640
5.50%, 3/1/2033(a)	1,762	1,854	—	—	1,762	1,854
5.50%, 4/1/2033(a)	—	—	1,186	1,248	1,186	1,248
5.50%, 8/1/2033(a)	—	—	1,178	1,242	1,178	1,242
5.50%, 12/1/2033(a)	—	—	1,474	1,551	1,474	1,551
5.50%, 1/1/2034(a)	—	—	1,030	1,083	1,030	1,083
5.50%, 9/1/2035(a)	—	—	1,735	1,824	1,735	1,824
5.50%, 7/1/2037(a)	288	302	—	—	288	302
5.50%, 1/1/2038(a)	—	—	2,413	2,531	2,413	2,531
5.50%, 2/1/2038(a)	—	—	3,095	3,238	3,095	3,238
5.50%, 4/1/2038(a)	410	430	—	—	410	430
5.50%, 5/1/2038(a)	930	975	—	—	930	975
5.53%, 2/1/2034(a),(b)	219	225	—	—	219	225
5.67%, 6/1/2037(a),(b)	2,568	2,720	—	—	2,568	2,720
5.69%, 6/1/2037(a),(b)	1,581	1,674	—	—	1,581	1,674
5.75%, 1/1/2037(a),(b)	—	—	663	705	663	705
6.00%, 1/1/2013(a)	—	—	39	42	39	42
6.00%, 4/1/2017(a)	—	—	231	247	231	247
6.00%, 4/1/2017(a)	—	—	189	203	189	203
6.00%, 5/1/2017(a)	—	—	218	234	218	234
6.00%, 7/1/2017(a)	149	160	—	—	149	160
6.00%, 12/1/2023(a)	43	46	—	—	43	46
6.00%, 1/1/2026(a)	21	23	—	—	21	23
6.00%, 5/1/2031(a)	—	—	108	115	108	115
6.00%, 12/1/2031(a)	159	170	—	—	159	170
6.00%, 9/1/2032(a)	—	—	165	176	165	176
6.00%, 11/1/2033(a)	—	—	531	569	531	569
6.00%, 11/1/2033(a)	—	—	535	574	535	574
6.00%, 12/1/2033(a)	—	—	501	536	501	536
6.00%, 5/1/2034(a)	—	—	1,689	1,792	1,689	1,792
6.00%, 5/1/2034(a)	—	—	967	1,032	967	1,032
6.00%, 9/1/2034(a)	585	624	—	—	585	624
6.00%, 2/1/2035(a)	489	522	—	—	489	522
6.00%, 8/1/2036(a)	1,762	1,873	—	—	1,762	1,873
6.00%, 10/1/2036(a),(b)	771	819	—	—	771	819
6.00%, 3/1/2037(a)	704	748	—	—	704	748
6.00%, 3/1/2037(a)	—	—	2,017	2,145	2,017	2,145
6.00%, 1/1/2038(a)	2,587	2,748	—	—	2,587	2,748
6.00%, 1/1/2038(a),(b)	300	319	—	—	300	319
6.00%, 1/1/2038(a)	991	1,053	—	—	991	1,053
6.00%, 3/1/2038(a)	348	369	—	—	348	369
6.00%, 4/1/2038(a)	700	743	—	—	700	743
6.00%, 6/1/2038(a)	1,744	1,851	—	—	1,744	1,851
6.00%, 10/1/2038(a)	597	634	—	—	597	634
6.00%, 1/1/2040(a),(f)	5,830	6,182	—	—	5,830	6,182
6.50%, 11/1/2016(a)	—	—	65	70	65	70
6.50%, 6/1/2017(a)	292	316	—	—	292	316
6.50%, 6/1/2018(a)	21	23	—	—	21	23
6.50%, 8/1/2021(a)	25	27	—	—	25	27
6.50%, 12/1/2021(a)	—	—	177	193	177	193
6.50%, 4/1/2022(a)	—	—	226	246	226	246
6.50%, 5/1/2022(a)	—	—	129	141	129	141
6.50%, 5/1/2023(a)	—	—	37	40	37	40
6.50%, 4/1/2024(a)	32	35	—	—	32	35
6.50%, 4/1/2026(a)	24	26	—	—	24	26
6.50%, 5/1/2026(a)	20	21	—	—	20	21
6.50%, 5/1/2026(a)	25	27	—	—	25	27
6.50%, 12/1/2027(a)	33	35	—	—	33	35
6.50%, 1/1/2028(a)	19	21	16	17	35	38
6.50%, 3/1/2028(a)	21	23	—	—	21	23

	Government &		Mortgage
	High Quality	Government &	Securities	Mortgage	Combined
	Bond Account	High Quality	Account	Securities	Portfolio	Combined
U.S. GOVERNMENT & GOVERNMENT AGENCY	Principal	Bond Account	Principal	Account Value	Principal	Portfolio Value
OBLIGATIONS (continued)	Amount (000's)	Value (000's)	Amount (000's)	(000's)	Amount (000's)	(000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 9/1/2028(a)	$ 26	$ 29	$ —	$ —	$ 26	$ 29
6.50%, 9/1/2028(a)	29	31	—	—	29	31
6.50%, 10/1/2028(a)	124	134	—	—	124	134
6.50%, 11/1/2028(a)	31	33	—	—	31	33
6.50%, 12/1/2028(a)	66	71	—	—	66	71
6.50%, 3/1/2029(a)	—	—	29	31	29	31
6.50%, 4/1/2029(a)	—	—	318	346	318	346
6.50%, 7/1/2031(a)	115	124	—	—	115	124
6.50%, 8/1/2031(a)	19	21	—	—	19	21
6.50%, 10/1/2031(a)	35	38	—	—	35	38
6.50%, 10/1/2031(a)	—	—	70	76	70	76
6.50%, 12/1/2031(a)	135	146	—	—	135	146
6.50%, 1/1/2032(a)	—	—	268	289	268	289
6.50%, 2/1/2032(a)	136	147	—	—	136	147
6.50%, 5/1/2032(a)	292	316	—	—	292	316
6.50%, 8/1/2032(a)	264	285	—	—	264	285
6.50%, 4/1/2035(a)	66	71	—	—	66	71
6.50%, 12/1/2037(a)	446	478	—	—	446	478
6.51%, 1/1/2037(a),(b)	1,152	1,220	—	—	1,152	1,220
7.00%, 11/1/2012(a)	—	—	6	6	6	6
7.00%, 1/1/2013(a)	—	—	14	15	14	15
7.00%, 9/1/2023(a)	31	35	—	—	31	35
7.00%, 12/1/2023(a)	21	23	—	—	21	23
7.00%, 1/1/2024(a)	21	24	—	—	21	24
7.00%, 9/1/2027(a)	26	29	—	—	26	29
7.00%, 1/1/2028(a)	—	—	196	219	196	219
7.00%, 2/1/2028(a)	10	11	—	—	10	11
7.00%, 4/1/2028(a)	118	130	—	—	118	130
7.00%, 5/1/2028(a)	18	20	—	—	18	20
7.00%, 8/1/2028(a)	34	38	—	—	34	38
7.00%, 6/1/2031(a)	—	—	29	32	29	32
7.00%, 10/1/2031(a)	55	61	—	—	55	61
7.00%, 10/1/2031(a)	—	—	34	38	34	38
7.00%, 4/1/2032(a)	—	—	354	390	354	390
7.00%, 7/1/2036(a)	—	—	1,465	1,599	1,465	1,599
7.50%, 10/1/2030(a)	60	68	—	—	60	68
7.50%, 2/1/2031(a)	58	65	—	—	58	65
7.50%, 2/1/2031(a)	22	24	—	—	22	24
7.50%, 2/1/2031(a)	—	—	34	38	34	38
8.00%, 10/1/2030(a)	79	90	—	—	79	90
8.00%, 12/1/2030(a)	—	—	18	20	18	20
8.50%, 7/1/2029(a)	—	—	49	57	49	57
	$ 43,318			$ 82,618		$ 125,936
Federal National Mortgage Association (FNMA) - 35.28%
2.81%, 7/1/2034(a),(b)	193	197	—	—	193	197
4.00%, 5/1/2039(a)	—	—	1,960	1,894	1,960	1,894
4.19%, 12/1/2032(a),(b)	136	139	—	—	136	139
4.50%, 12/1/2019(a)	380	396	—	—	380	396
4.50%, 1/1/2020(a)	1,264	1,314	—	—	1,264	1,314
4.50%, 1/1/2040(a),(f)	14,060	14,034	—	—	14,060	14,034
5.00%, 1/1/2018(a)	1,243	1,310	—	—	1,243	1,310
5.00%, 6/1/2018(a)	—	—	1,126	1,187	1,126	1,187
5.00%, 10/1/2018(a)	—	—	959	1,011	959	1,011
5.00%, 11/1/2018(a)	673	709	—	—	673	709
5.00%, 12/1/2023(a)	—	—	2,859	2,991	2,859	2,991
5.00%, 5/1/2034(a)	2,143	2,206	—	—	2,143	2,206
5.00%, 6/1/2034(a)	—	—	1,576	1,622	1,576	1,622
5.00%, 4/1/2035(a)	572	588	—	—	572	588
5.00%, 4/1/2035(a)	1,284	1,320	—	—	1,284	1,320
5.00%, 7/1/2035(a)	91	94	—	—	91	94
5.00%, 7/1/2035(a)	1,763	1,812	—	—	1,763	1,812
5.00%, 8/1/2035(a)	410	422	—	—	410	422
5.00%, 6/1/2037(a)	6,417	6,593	—	—	6,417	6,593
5.00%, 4/1/2039(a)	—	—	3,487	3,582	3,487	3,582
5.00%, 7/1/2039(a)	10,221	10,500	—	—	10,221	10,500
5.06%, 12/1/2033(a),(b)	767	807	—	—	767	807
5.50%, 1/1/2017(a)	—	—	319	341	319	341
5.50%, 8/1/2017(a)	382	407	—	—	382	407
5.50%, 12/1/2017(a)	—	—	301	320	301	320
5.50%, 1/1/2018(a)	621	661	—	—	621	661
5.50%, 5/1/2018(a)	—	—	786	838	786	838
5.50%, 7/1/2019(a)	263	280	—	—	263	280
5.50%, 8/1/2019(a)	73	78	—	—	73	78
5.50%, 8/1/2019(a)	127	135	—	—	127	135
5.50%, 8/1/2019(a)	62	66	—	—	62	66
5.50%, 8/1/2019(a)	56	60	—	—	56	60
5.50%, 8/1/2019(a)	253	270	—	—	253	270
5.50%, 8/1/2019(a)	125	133	—	—	125	133

	Government &		Mortgage
	High Quality	Government &	Securities	Mortgage	Combined
	Bond Account	High Quality	Account	Securities	Portfolio	Combined
U.S. GOVERNMENT & GOVERNMENT AGENCY	Principal	Bond Account	Principal	Account Value	Principal	Portfolio Value
OBLIGATIONS (continued)	Amount (000's)	Value (000's)	Amount (000's)	(000's)	Amount (000's)	(000's)
Federal National Mortgage Association (FNMA) (continued)
5.50%, 9/1/2019(a)	$ 339	$361	$ —	$ —	$ 339	$ 361
5.50%, 10/1/2019(a)	126	134	—	—	126	134
5.50%, 5/1/2024(a)	148	157	—	—	148	157
5.50%, 2/1/2033(a)	—	—	782	824	782	824
5.50%, 3/1/2033(a)	3,442	3,621	—	—	3,442	3,621
5.50%, 5/1/2033(a)	—	—	85	90	85	90
5.50%, 5/1/2033(a)	—	—	526	554	526	554
5.50%, 6/1/2033(a)	479	503	—	—	479	503
5.50%, 6/1/2033(a)	—	—	1,133	1,192	1,133	1,192
5.50%, 9/1/2033(a)	6,702	7,044	—	—	6,702	7,044
5.50%, 2/1/2034(a)	—	—	2,211	2,318	2,211	2,318
5.50%, 4/1/2034(a)	—	—	274	288	274	288
5.50%, 7/1/2034(a)	—	—	603	631	603	631
5.50%, 8/1/2034(a)	—	—	628	658	628	658
5.50%, 9/1/2034(a)	2,824	2,968	—	—	2,824	2,968
5.50%, 9/1/2034(a)	—	—	2,011	2,108	2,011	2,108
5.50%, 9/1/2035(a)	2,662	2,796	—	—	2,662	2,796
5.50%, 11/1/2035(a)	—	—	2,017	2,119	2,017	2,119
5.50%, 8/1/2036(a)	734	771	—	—	734	771
5.50%, 2/1/2037(a)	1,598	1,675	—	—	1,598	1,675
5.50%, 2/1/2037(a)	94	99	—	—	94	99
5.50%, 6/1/2037(a)	921	965	—	—	921	965
5.50%, 2/1/2038(a)	1,444	1,514	—	—	1,444	1,514
5.50%, 3/1/2038(a)	960	1,005	—	—	960	1,005
5.50%, 3/1/2038(a)	2,130	2,232	—	—	2,130	2,232
5.50%, 3/1/2038(a)	—	—	3,156	3,307	3,156	3,307
5.50%, 3/1/2038(a)	—	—	3,024	3,169	3,024	3,169
5.50%, 5/1/2038(a)	1,743	1,827	—	—	1,743	1,827
5.50%, 6/1/2038(a)	837	877	—	—	837	877
5.50%, 6/1/2038(a)	—	—	3,700	3,877	3,700	3,877
5.50%, 7/1/2038(a)	6,961	7,294	—	—	6,961	7,294
5.50%, 8/1/2038(a)	982	1,029	—	—	982	1,029
5.50%, 9/1/2038(a)	2,239	2,347	—	—	2,239	2,347
5.50%, 1/1/2040(a),(f)	3,835	4,014	—	—	3,835	4,014
5.59%, 11/1/2035(a),(b)	3,270	3,451	—	—	3,270	3,451
5.76%, 5/1/2037(a),(b)	5,316	5,645	—	—	5,316	5,645
6.00%, 8/1/2016(a)	162	173	—	—	162	173
6.00%, 12/1/2016(a)	—	—	222	238	222	238
6.00%, 8/1/2017(a)	—	—	330	353	330	353
6.00%, 6/1/2022(a)	191	206	—	—	191	206
6.00%, 11/1/2023(a)	6	6	—	—	6	6
6.00%, 3/1/2026(a)	10	11	—	—	10	11
6.00%, 11/1/2028(a)	74	80	—	—	74	80
6.00%, 8/1/2031(a)	—	—	292	312	292	312
6.00%, 12/1/2031(a)	123	131	—	—	123	131
6.00%, 1/1/2033(a)	534	571	—	—	534	571
6.00%, 2/1/2034(a)	—	—	88	93	88	93
6.00%, 9/1/2036(a)	986	1,047	—	—	986	1,047
6.00%, 9/1/2036(a)	—	—	2,066	2,198	2,066	2,198
6.00%, 4/1/2037(a)	—	—	1,634	1,734	1,634	1,734
6.00%, 5/1/2037(a)	—	—	3,415	3,620	3,415	3,620
6.00%, 7/1/2037(a)	—	—	3,017	3,200	3,017	3,200
6.00%, 9/1/2037(a)	—	—	2,495	2,646	2,495	2,646
6.00%, 11/1/2037(a)	514	545	—	—	514	545
6.00%, 12/1/2037(a)	256	271	—	—	256	271
6.00%, 12/1/2037(a)	277	293	—	—	277	293
6.00%, 2/1/2038(a)	1,496	1,586	—	—	1,496	1,586
6.00%, 2/1/2038(a),(b)	1,716	1,819	—	—	1,716	1,819
6.00%, 3/1/2038(a)	494	524	—	—	494	524
6.00%, 3/1/2038(a)	685	726	—	—	685	726
6.00%, 4/1/2038(a)	802	850	—	—	802	850
6.00%, 5/1/2038(a)	—	—	1,651	1,750	1,651	1,750
6.00%, 7/1/2038(a)	1,807	1,916	—	—	1,807	1,916
6.02%, 10/1/2036(a),(b)	—	—	1,065	1,130	1,065	1,130
6.50%, 6/1/2016(a)	122	133	—	—	122	133
6.50%, 8/1/2017(a)	202	220	—	—	202	220
6.50%, 11/1/2023(a)	99	107	—	—	99	107
6.50%, 5/1/2024(a)	57	62	—	—	57	62
6.50%, 9/1/2024(a)	—	—	96	103	96	103
6.50%, 7/1/2025(a)	18	20	—	—	18	20
6.50%, 8/1/2025(a)	63	68	—	—	63	68
6.50%, 2/1/2026(a)	25	27	—	—	25	27
6.50%, 3/1/2026(a)	7	8	—	—	7	8
6.50%, 5/1/2026(a)	27	29	—	—	27	29
6.50%, 6/1/2026(a)	11	12	—	—	11	12
6.50%, 7/1/2028(a)	22	24	—	—	22	24
6.50%, 9/1/2028(a)	25	27	—	—	25	27
6.50%, 11/1/2028(a)	—	—	11	12	11	12
6.50%, 2/1/2029(a)	—	—	16	17	16	17

	Government &		Mortgage
	High Quality	Government &	Securities	Mortgage	Combined
	Bond Account	High Quality	Account	Securities	Portfolio	Combined
U.S. GOVERNMENT & GOVERNMENT AGENCY	Principal	Bond Account	Principal	Account Value	Principal	Portfolio Value
OBLIGATIONS (continued)	Amount (000's)	Value (000's)	Amount (000's)	(000's)	Amount (000's)	(000's)
Federal National Mortgage Association (FNMA) (continued)
6.50%, 3/1/2029(a)	$ —	$ —	$ 41	$ 45	$ 41	$ 45
6.50%, 4/1/2029(a)	—	—	74	81	74	81
6.50%, 7/1/2029(a)	—	—	430	465	430	465
6.50%, 6/1/2031(a)	—	—	27	29	27	29
6.50%, 6/1/2031(a)	—	—	26	28	26	28
6.50%, 9/1/2031(a)	127	137	—	—	127	137
6.50%, 1/1/2032(a)	—	—	52	57	52	57
6.50%, 3/1/2032(a)	—	—	172	186	172	186
6.50%, 3/1/2032(a)	—	—	54	59	54	59
6.50%, 4/1/2032(a)	—	—	248	268	248	268
6.50%, 8/1/2032(a)	—	—	91	99	91	99
6.50%, 11/1/2032(a)	—	—	75	82	75	82
6.50%, 11/1/2032(a)	—	—	78	85	78	85
6.50%, 12/1/2032(a)	—	—	274	296	274	296
6.50%, 2/1/2033(a)	—	—	111	120	111	120
6.50%, 7/1/2034(a)	—	—	255	275	255	275
6.50%, 7/1/2034(a)	—	—	613	661	613	661
6.50%, 2/1/2036(a)	—	—	1,288	1,378	1,288	1,378
6.50%, 5/1/2036(a)	—	—	1,414	1,517	1,414	1,517
6.50%, 12/1/2036(a)	870	933	—	—	870	933
6.50%, 7/1/2037(a)	208	222	—	—	208	222
6.50%, 7/1/2037(a)	272	292	—	—	272	292
6.50%, 10/1/2037(a)	471	504	—	—	471	504
6.50%, 2/1/2038(a)	196	210	—	—	196	210
6.50%, 3/1/2038(a)	177	189	—	—	177	189
7.00%, 1/1/2027(a)	10	11	—	—	10	11
7.00%, 11/1/2027(a)	14	16	—	—	14	16
7.00%, 8/1/2028(a)	—	—	75	84	75	84
7.00%, 12/1/2028(a)	—	—	50	56	50	56
7.00%, 4/1/2029(a)	—	—	28	31	28	31
7.00%, 10/1/2029(a)	113	125	—	—	113	125
7.00%, 5/1/2031(a)	6	7	—	—	6	7
7.00%, 11/1/2031(a)	—	—	196	218	196	218
7.50%, 4/1/2022(a)	7	7	—	—	7	7
7.50%, 7/1/2027(a)	3	3	—	—	3	3
7.50%, 11/1/2029(a)	—	—	31	34	31	34
7.50%, 5/1/2031(a)	111	125	—	—	111	125
8.00%, 5/1/2022(a)	—	—	3	3	3	3
8.00%, 5/1/2027(a)	—	—	91	103	91	103
8.00%, 9/1/2027(a)	—	—	20	23	20	23
8.00%, 6/1/2030(a)	9	10	—	—	9	10
8.50%, 2/1/2023(a)	—	—	2	2	2	2
8.50%, 10/1/2027(a)	—	—	68	78	68	78
9.00%, 9/1/2030(a)	—	—	21	25	21	25
	$ 111,143			$ 58,715		$ 169,858
Government National Mortgage Association (GNMA) - 4.78%
4.50%, 9/20/2039	—	—	3,326	3,328	3,326	3,328
5.00%, 9/15/2033	46	47	—	—	46	47
5.00%, 2/15/2034	2,338	2,422	—	—	2,338	2,422
5.50%, 7/20/2033	—	—	1,042	1,099	1,042	1,099
5.50%, 11/15/2033	246	259	—	—	246	259
5.50%, 2/20/2034	—	—	884	930	884	930
5.50%, 3/20/2034	—	—	1,118	1,177	1,118	1,177
5.50%, 5/20/2035	1,206	1,268	—	—	1,206	1,268
5.50%, 11/15/2038	1,141	1,197	—	—	1,141	1,197
5.50%, 1/15/2039	1,405	1,474	—	—	1,405	1,474
5.50%, 1/15/2039	536	562	—	—	536	562
5.50%, 3/15/2039	1,089	1,142	—	—	1,089	1,142
6.00%, 5/20/2024	95	101	—	—	95	101
6.00%, 6/20/2024	184	196	—	—	184	196
6.00%, 6/20/2024	35	38	—	—	35	38
6.00%, 11/20/2025	42	44	—	—	42	44
6.00%, 2/20/2026	17	18	—	—	17	18
6.00%, 4/20/2026	33	35	—	—	33	35
6.00%, 5/20/2026	17	19	—	—	17	19
6.00%, 6/20/2026	22	24	—	—	22	24
6.00%, 6/20/2026	18	19	—	—	18	19
6.00%, 7/20/2026	20	21	—	—	20	21
6.00%, 9/20/2026	19	20	—	—	19	20
6.00%, 3/20/2027	99	106	—	—	99	106
6.00%, 1/20/2028	16	18	—	—	16	18
6.00%, 3/20/2028	16	17	—	—	16	17
6.00%, 6/20/2028	82	88	—	—	82	88
6.00%, 7/20/2028	57	61	—	—	57	61
6.00%, 2/20/2029	—	—	49	52	49	52
6.00%, 3/20/2029	101	108	—	—	101	108
6.00%, 7/20/2029	109	117	—	—	109	117
6.00%, 5/20/2032(b)	—	—	222	238	222	238

	Government &		Mortgage
	High Quality	Government &	Securities	Mortgage	Combined
	Bond Account	High Quality	Account	Securities	Portfolio	Combined
U.S. GOVERNMENT & GOVERNMENT AGENCY	Principal	Bond Account	Principal	Account Value	Principal	Portfolio Value
OBLIGATIONS (continued)	Amount (000's)	Value (000's)	Amount (000's)	(000's)	Amount (000's)	(000's)
Government National Mortgage Association (GNMA) (continued)
6.00%, 7/20/2033	$ —	$ —	$ 688	$ 737	$ 688	$ 737
6.00%, 8/15/2034	—	—	1,115	1,187	1,115	1,187
6.00%, 6/20/2038	—	—	2,109	2,236	2,109	2,236
6.00%, 1/1/2040(f)	625	660	—	—	625	660
6.50%, 12/20/2025	29	32	—	—	29	32
6.50%, 1/20/2026	49	53	—	—	49	53
6.50%, 2/20/2026	47	51	—	—	47	51
6.50%, 3/20/2031	—	—	58	63	58	63
6.50%, 4/20/2031	—	—	62	67	62	67
6.50%, 7/15/2032	—	—	179	193	179	193
6.50%, 4/20/2034	—	—	135	144	135	144
7.00%, 1/15/2024	16	18	—	—	16	18
7.00%, 12/15/2027	33	37	—	—	33	37
7.00%, 1/15/2028	—	—	6	7	6	7
7.00%, 1/15/2028	—	—	7	7	7	7
7.00%, 1/15/2028	—	—	28	32	28	32
7.00%, 1/15/2028	—	—	9	10	9	10
7.00%, 1/15/2028	—	—	4	5	4	5
7.00%, 3/15/2028	185	206	—	—	185	206
7.00%, 5/15/2028	86	96	—	—	86	96
7.00%, 1/15/2029	—	—	41	46	41	46
7.00%, 3/15/2029	—	—	23	25	23	25
7.00%, 5/15/2031	41	45	—	—	41	45
7.00%, 6/20/2031	—	—	33	37	33	37
7.00%, 9/15/2031	151	168	—	—	151	168
7.00%, 6/15/2032	373	414	—	—	373	414
7.50%, 1/15/2023	—	—	2	2	2	2
7.50%, 1/15/2023	—	—	3	3	3	3
7.50%, 1/15/2023	—	—	2	2	2	2
7.50%, 2/15/2023	—	—	2	2	2	2
7.50%, 2/15/2023	—	—	4	5	4	5
7.50%, 2/15/2023	—	—	9	10	9	10
7.50%, 3/15/2023	—	—	5	6	5	6
7.50%, 3/15/2023	—	—	12	13	12	13
7.50%, 4/15/2023	—	—	33	37	33	37
7.50%, 6/15/2023	—	—	6	6	6	6
7.50%, 6/15/2023	—	—	17	19	17	19
7.50%, 7/15/2023	—	—	1	1	1	1
7.50%, 9/15/2023	—	—	9	11	9	11
7.50%, 9/15/2023	—	—	5	6	5	6
7.50%, 10/15/2023	—	—	26	29	26	29
7.50%, 10/15/2023	—	—	12	14	12	14
7.50%, 11/15/2023	—	—	13	14	13	14
7.75%, 12/15/2029	—	—	7	8	7	8
8.00%, 7/15/2026	—	—	3	3	3	3
8.00%, 8/15/2026	—	—	7	8	7	8
8.00%, 1/15/2027	—	—	3	4	3	4
8.00%, 2/15/2027	—	—	1	1	1	1
8.00%, 6/15/2027	—	—	1	1	1	1
	$ 11,201			$ 11,825		$ 23,026
U.S. Treasury - 9.14%
1.50%, 10/31/2010	4,000	4,035	—	—	4,000	4,035
2.13%, 11/30/2014	8,000	7,811	—	—	8,000	7,811
2.38%, 8/31/2014	—	—	5,000	4,963	5,000	4,963
3.13%, 5/15/2019	3,500	3,315	—	—	3,500	3,315
3.38%, 11/15/2019	—	—	3,000	2,885	3,000	2,885
3.75%, 11/15/2018	—	—	3,000	3,000	3,000	3,000
4.00%, 2/15/2014	—	—	1,640	1,754	1,640	1,754
4.13%, 5/15/2015	4,500	4,798	—	—	4,500	4,798
4.50%, 2/28/2011	—	—	1,640	1,712	1,640	1,712
4.50%, 2/15/2036	—	—	820	808	820	808
4.50%, 8/15/2039	5,000	4,887	—	—	5,000	4,887
4.75%, 5/15/2014	—	—	2,865	3,152	2,865	3,152
4.88%, 8/15/2016	—	—	820	902	820	902
	$ 24,846			$ 19,176		$ 44,022
U.S. Treasury Inflation-Indexed Obligations - 2.10%
3.00%, 7/15/2012	9,378	10,083	—	—	9,378	10,083

U.S. Treasury Strip - 1.99%
0.00%, 11/15/2015(g)	1,750	1,457	—	—	1,750	1,457
0.00%, 5/15/2020(g)	10,500	6,779	—	—	10,500	6,779
0.00%, 11/15/2021(g)	2,300	1,354	—	—	2,300	1,354
	$ 9,590			$ —		$ 9,590
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS	$ 210,181			$ 172,334		$ 382,515

	Government &		Mortgage
	High Quality	Government &	Securities	Mortgage	Combined
	Bond Account	High Quality	Account	Securities	Portfolio	Combined
	Principal	Bond Account	Principal	Account Value	Principal	Portfolio Value
REPURCHASE AGREEMENTS - 2.57%	Amount (000's)	Value (000's)	Amount (000's)	(000's)	Amount (000's)	(000's)
Diversified Banking Institutions - 2.57%
Investment in Joint Trading Account; Bank of America Repurchase	$ 1,482	$ 1,482	$ 3,956	$ 3,956	$ 5,438	5,438
Agreement; 0.005% dated 12/31/09 maturing 01/04/10
(collateralized by Sovereign Agency Issues; $5,546,000; 0.00% -
3.75%; dated 01/26/10 - 04/15/26)
Investment in Joint Trading Account; Deutsche Bank Repurchase	456	456	1,217	1,217	1,673	1,673
Agreement; 0.01% dated 12/31/09 maturing 01/04/10
(collateralized by Sovereign Agency Issues; $1,706,000; 0.00% -
4.75%; dated 02/22/10 - 11/19/12)
Investment in Joint Trading Account; Morgan Stanley Repurchase	1,436	1,436	3,834	3,834	5,270	5,270
Agreement; 0.01% dated 12/31/09 maturing 01/04/10
(collateralized by Sovereign Agency Issues; $5,376,000; 0.00% -
0.90%; dated 01/15/10 - 04/08/10)
		$ 3,374		$ 9,007		12,381
TOTAL REPURCHASE AGREEMENTS		$ 3,374		$ 9,007		$ 12,381

Total Investments		$ 264,810		$ 235,111		$ 499,921

Liabilities in Excess of Other Assets, Net - (3.84)%		$ 353		$ (18,839)		$ (18,486)
TOTAL NET ASSETS - 100.00%		$ 245,971		$ 235,464		$ 481,435

(a)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(b)	Variable Rate. Rate shown is in effect at December 31, 2009
(c)	Security is Illiquid
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $179 and $0, respectively or 0.04% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $811 and $0, respectively or 0.17% of net assets.
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.
(g)	Security is a Principal Only Strip.
*	Security or a portion of the security will be disposed of in order to meet the investment strategies and/or restrictions of the Acquiring Fund.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:
	Government & High
	Quality Bond	Mortgage Securities	Combined Portfolio
	Account	Account

Unrealized Appreciation	$ 7,671	$ 5,235	$ 12,906
Unrealized Depreciation	(10,730)	(2,706)	(13,436)
Net Unrealized Appreciation (Depreciation)	$ (3,059)	$ 2,529	$ (530)
Cost for federal income tax purposes	$ 267,869	$ 232,582	$ 500,451
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
	Government & High
	Quality Bond	Mortgage Securities	Combined Portfolio
Sector/Country	Account	Account
Mortgage Securities	79.53%	83.54%	81.49%
Government	21.05%	12.49%	16.87%
Financial	2.22%	3.82%	3.00%
Asset Backed Securities	4.86%	0.00%	2.48%
Liabilities in Excess of Other Assets, Net	(7.66)%	0.15%	(3.84)%
TOTAL NET ASSETS	100.00%	100.00%	100.00%

Other Assets Summary (unaudited)
	Government & High
	Quality Bond	Mortgage Securities
Asset Type	Account	Account	Combined Portfolio
Futures	9.30%	0.00%	4.75%

Government & High Quality Bond Account Futures Contracts
					Unrealized
Type	Buy/Sell	Contracts	Original Value	Current Market Value	Appreciation/(Depreciation)
US 5 Year Note; March 2010 *	Buy	200	$23,299	$ 22,877	$ (422)
					$ (422)
All dollar amounts are shown in thousands (000's)
* Security or a portion of the security will be disposed of in order to meet the investment strategies and/or restrictions of the Acquiring Fund.

Schedule of Investments

December 31, 2009

	MidCap Value	MidCap Value	MidCap Growth	MidCap Growth	MidCap Blend	MidCap Blend	Combined	Combined
	Account II	Account II Value	Account I Shares	Account I Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
COMMON STOCKS - 98.24%	Shares Held	(000's)	Held	(000's)	Held	(000's)	Held	(000's)

Advertising Sales - 0.27%
Lamar Advertising Co (a)	—	$ —	—	$ —	44,024	$ 1,369	44,024	$ 1,369

Aerospace & Defense Equipment
- 1.26%
Alliant Techsystems Inc (a)	—	—	—	—	72,975	6,442	72,975	6,442
Moog Inc (a) *	8,900	260	—	—	—	—	8,900	260
	$ 260		$ —		$ 6,442			$ 6,702
Agricultural Operations - 0.25%
Bunge Ltd *	20,900	1,334	—	—	—	—	20,900	1,334

Airlines - 0.14%
Allegiant Travel Co (a) *	—	—	10,000	472	—	—	10,000	472
Delta Air Lines Inc (a) *	—	—	10,800	122	—	—	10,800	122
Skywest Inc *	9,700	164	—	—	—	—	9,700	164
	$ 164		$ 594		$ —			$ 758
Apparel Manufacturers - 0.39%
Coach Inc *	—	—	16,650	608	—	—	16,650	608
Columbia Sportswear Co *	10,300	402	—	—	—	—	10,300	402
Jones Apparel Group Inc *	16,700	268	—	—	—	—	16,700	268
Polo Ralph Lauren Corp *	3,400	276	5,100	413	—	—	8,500	689
VF Corp *	—	—	1,850	136	—	—	1,850	136
	$ 946		$ 1,157		$ —			$ 2,103
Applications Software - 0.89%
Intuit Inc (a)	—	—	24,800	762	130,587	4,010	155,387	4,772

Audio & Video Products - 0.08%
Harman International Industries	11,700	413	—	—	—	—	11,700	413
Inc *

Auto - Medium & Heavy Duty
Trucks - 0.10%
Navistar International Corp (a) *	—	—	11,100	429	—	—	11,100	429
Oshkosh Corp *	—	—	3,200	119	—	—	3,200	119
	$ —		$ 548		$ —			$ 548
Auto/Truck Parts & Equipment
- Original - 0.05%
TRW Automotive Holdings Corp	—	—	11,100	265	—	—	11,100	265
(a) *

Batteries & Battery Systems -
0.05%
Energizer Holdings Inc (a) *	4,400	270	—	—	—	—	4,400	270

Beverages - Non-Alcoholic -
0.75%
Coca-Cola Enterprises Inc *	41,000	869	31,400	665	—	—	72,400	1,534
Hansen Natural Corp (a) *	—	—	3,300	127	—	—	3,300	127
PepsiCo Inc	—	—	—	—	38,643	2,350	38,643	2,350
	$ 869		$ 792		$ 2,350			$ 4,011
Beverages - Wine & Spirits -
0.03%
Brown-Forman Corp *	—	—	3,450	185	—	—	3,450	185

Broadcasting Services &
Programming - 5.11%
Discovery Communications Inc -	—	—	—	—	230,485	7,069	230,485	7,069
A Shares (a)
Discovery Communications Inc -	—	—	—	—	182,695	4,845	182,695	4,845
C Shares (a)
Liberty Global Inc - A Shares (a)	—	—	—	—	194,710	4,266	194,710	4,266
Liberty Global Inc - B Shares (a)	—	—	—	—	153,123	3,346	153,123	3,346
Liberty Media Corp - Capital	—	—	—	—	284,848	6,802	284,848	6,802
Series A (a)
Liberty Media Corp - Starz (a)	—	—	—	—	22,481	1,038	22,481	1,038
	$ —		$ —		$ 27,366			$ 27,366
Building - Heavy Construction -
0.07%
Tutor Perini Corp (a) *	20,700	374	—	—	—	—	20,700	374

Building & Construction
Products - Miscellaneous -
0.02%
Owens Corning Inc (a) *	—	—	3,900	100	—	—	3,900	100

	MidCap Value	MidCap Value	MidCap Growth	MidCap Growth	MidCap Blend	MidCap Blend	Combined	Combined
COMMON STOCKS	Account II	Account II Value	Account I Shares	Account I Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
(continued)	Shares Held	(000's)	Held	(000's)	Held	(000's)	Held	(000's)
Building Products - Wood -
0.02%
Universal Forest Products Inc *	3,400	$ 125	—	$ —	—	$ —	3,400	$ 125

Cable/Satellite TV - 2.04%
DIRECTV (a)	—	—	—	—	35,345	1,179	35,345	1,179
DISH Network Corp	39,100	812	18,625	387	412,956	8,577	470,681	9,776
	$ 812		$ 387		$ 9,756			$ 10,955
Casino Services - 0.10%
Bally Technologies Inc (a) *	—	—	13,200	545	—	—	13,200	545

Cellular Telecommunications -
0.14%
NII Holdings Inc (a) *	14,700	494	4,525	152	—	—	19,225	646
US Cellular Corp (a) *	2,600	110	—	—	—	—	2,600	110
	$ 604		$ 152		$ —			$ 756
Chemicals - Diversified - 0.38%
Huntsman Corp. *	65,200	736	—	—	—	—	65,200	736
PPG Industries Inc *	22,200	1,300	—	—	—	—	22,200	1,300
	$ 2,036		$ —		$ —			$ 2,036
Chemicals - Specialty - 0.55%
Ashland Inc *	17,700	701	—	—	—	—	17,700	701
Cytec Industries Inc *	22,900	834	—	—	—	—	22,900	834
Eastman Chemical Co *	—	—	800	48	—	—	800	48
International Flavors & Fragrances	6,721	277	—	—	—	—	6,721	277
Inc *
Lubrizol Corp *	11,900	868	1,100	80	—	—	13,000	948
Sigma-Aldrich Corp *	—	—	3,025	153	—	—	3,025	153
	$ 2,680		$ 281		$ —			$ 2,961
Coal - 0.03%
Peabody Energy Corp *	—	—	1,300	59	—	—	1,300	59
Walter Energy Inc *	—	—	1,500	113	—	—	1,500	113
	$ —		$ 172		$ —			$ 172
Coatings & Paint - 0.03%
Sherwin-Williams Co/The *	—	—	2,750	170	—	—	2,750	170

Commercial Services - 2.01%
Convergys Corp (a) *	55,800	600	—	—	—	—	55,800	600
Iron Mountain Inc (a)	—	—	—	—	445,316	10,135	445,316	10,135
Weight Watchers International	—	—	1,975	58	—	—	1,975	58
Inc*
	$ 600		$ 58		$ 10,135			$ 10,793
Commercial Services - Finance -
2.39%
Automatic Data Processing Inc	—	—	—	—	32,807	1,405	32,807	1,405
Global Payments Inc *	—	—	3,600	194	—	—	3,600	194
H&R Block Inc *	—	—	23,525	532	—	—	23,525	532
Lender Processing Services Inc	—	—	—	—	99,018	4,026	99,018	4,026
Moody's Corp *	—	—	30,000	804	—	—	30,000	804
Paychex Inc	—	—	—	—	37,752	1,157	37,752	1,157
Total System Services Inc *	—	—	17,550	303	—	—	17,550	303
Western Union Co/The	—	—	—	—	232,163	4,376	232,163	4,376
	$ —		$ 1,833		$ 10,964			$ 12,797
Computer Services - 0.34%
Cognizant Technology Solutions	—	—	8,250	374	—	—	8,250	374
Corp (a) *
Computer Sciences Corp (a) *	24,100	1,386	—	—	—	—	24,100	1,386
Unisys Corp (a) *	1,500	58	—	—	—	—	1,500	58
	$ 1,444		$ 374		$ —			$ 1,818
Computers - Integrated Systems
- 0.17%
MICROS Systems Inc (a) *	—	—	18,500	574	—	—	18,500	574
Teradata Corp (a) *	—	—	10,750	338	—	—	10,750	338
	$ —		$ 912		$ —			$ 912
Computers - Memory Devices -
0.65%
NetApp Inc (a) *	—	—	16,875	580	—	—	16,875	580
SanDisk Corp (a) *	—	—	26,900	780	—	—	26,900	780
Seagate Technology *	41,300	751	—	—	—	—	41,300	751
Western Digital Corp (a) *	11,000	486	20,300	896	—	—	31,300	1,382
	$ 1,237		$ 2,256		$ —			$ 3,493
Computers - Peripheral
Equipment - 0.20%
Electronics for Imaging Inc (a) *	2,044	27	—	—	—	—	2,044	27
Lexmark International Inc (a) *	39,500	1,026	—	—	—	—	39,500	1,026
	$ 1,053		$ —		$ —			$ 1,053
Consulting Services - 1.61%
FTI Consulting Inc (a) *	—	—	2,800	132	—	—	2,800	132
SAIC Inc (a)	26,400	500	27,775	526	395,724	7,495	449,899	8,521
	$ 500		$ 658		$ 7,495			$ 8,653

	MidCap Value	MidCap Value	MidCap Growth	MidCap Growth	MidCap Blend	MidCap Blend	Combined	Combined
COMMON STOCKS	Account II	Account II Value	Account I Shares	Account I Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
(continued)	Shares Held	(000's)	Held	(000's)	Held	(000's)	Held	(000's)
Consumer Products -
Miscellaneous - 1.47%
Clorox Co	—	$ —	—	$ —	118,843	$ 7,249	118,843	$ 7,249
Jarden Corp *	21,100	652	—	—	—	—	21,100	652
	$ 652		$ —		$ 7,249			$ 7,901
Containers - Metal & Glass -
0.08%
Crown Holdings Inc (a) *	—	—	17,600	450	—	—	17,600	450

Containers - Paper & Plastic -
0.40%
Pactiv Corp (a) *	32,400	782	20,000	483	—	—	52,400	1,265
Rock-Tenn Co *	5,900	297	—	—	—	—	5,900	297
Sonoco Products Co *	20,600	603	—	—	—	—	20,600	603
	$ 1,682		$ 483		$ —			$ 2,165
Cosmetics & Toiletries - 0.04%
Estee Lauder Cos Inc/The *	—	—	4,600	222	—	—	4,600	222

Data Processing & Management
- 2.75%
Broadridge Financial Solutions Inc	—	—	24,500	553	109,483	2,470	133,983	3,023
CSG Systems International Inc (a) *	11,400	218	—	—	—	—	11,400	218
Dun & Bradstreet Corp	—	—	3,550	300	71,476	6,030	75,026	6,330
Fidelity National Information	—	—	3,510	82	217,732	5,104	221,242	5,186
Services Inc
	$ 218		$ 935		$ 13,604			$ 14,757
Dental Supplies & Equipment -
0.76%
DENTSPLY International Inc	—	—	—	—	116,128	4,084	116,128	4,084

Distribution & Wholesale -
0.64%
Fastenal Co	—	—	—	—	31,236	1,301	31,236	1,301
Ingram Micro Inc (a) *	27,900	487	23,500	410	—	—	51,400	897
Tech Data Corp (a) *	—	—	11,500	537	—	—	11,500	537
United Stationers Inc (a) *	5,200	296	—	—	—	—	5,200	296
WESCO International Inc (a) *	14,900	402	—	—	—	—	14,900	402
	$ 1,185		$ 947		$ 1,301			$ 3,433
Diversified Manufacturing
Operations - 1.20%
AO Smith Corp *	10,700	464	—	—	—	—	10,700	464
Carlisle Cos Inc *	—	—	14,400	493	—	—	14,400	493
Cooper Industries PLC *	—	—	3,575	152	—	—	3,575	152
Crane Co *	14,700	450	—	—	—	—	14,700	450
ITT Corp *	—	—	6,250	311	—	—	6,250	311
SPX Corp *	15,400	843	3,175	174	—	—	18,575	1,017
Trinity Industries Inc *	40,500	706	—	—	—	—	40,500	706
Tyco International Ltd	—	—	—	—	79,267	2,828	79,267	2,828
	$ 2,463		$ 1,130		$ 2,828			$ 6,421
Diversified Operations - 0.74%
Leucadia National Corp (a)	—	—	—	—	166,064	3,951	166,064	3,951

E-Commerce - Services - 0.56%
Liberty Media Corp - Interactive	—	—	—	—	221,692	2,403	221,692	2,403
(a)
Priceline.com Inc (a) *	—	—	2,725	595	—	—	2,725	595
	$ —		$ 595		$ 2,403			$ 2,998
Electric - Generation - 0.58%
AES Corp/The (a)	—	—	—	—	234,539	3,122	234,539	3,122

Electric - Integrated - 2.57%
Allegheny Energy Inc	—	—	—	—	168,797	3,963	168,797	3,963
Alliant Energy Corp *	9,600	291	—	—	—	—	9,600	291
Ameren Corp *	29,100	813	—	—	—	—	29,100	813
Consolidated Edison Inc *	14,800	672	—	—	—	—	14,800	672
Constellation Energy Group Inc*	13,900	489	—	—	36,497	1,284	50,397	1,773
DPL Inc *	—	—	9,600	265	—	—	9,600	265
DTE Energy Co *	—	—	6,100	266	—	—	6,100	266
Integrys Energy Group Inc *	12,800	537	—	—	—	—	12,800	537
Northeast Utilities	22,100	570	13,300	343	—	—	35,400	913
NV Energy Inc *	54,900	680	—	—	—	—	54,900	680
Pinnacle West Capital Corp *	21,648	792	14,800	541	—	—	36,448	1,333
SCANA Corp	—	—	—	—	60,641	2,285	60,641	2,285
	$ 4,844		$ 1,415		$ 7,532			$ 13,791
Electric - Transmission - 0.05%
Brookfield Infrastructure Partners	—	—	—	—	15,417	259	15,417	259
LP

	MidCap Value	MidCap Value	MidCap Growth	MidCap Growth	MidCap Blend	MidCap Blend	Combined	Combined
COMMON STOCKS	Account II	Account II Value	Account I Shares	Account I Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
(continued)	Shares Held	(000's)	Held	(000's)	Held	(000's)	Held	(000's)
Electric Products -
Miscellaneous - 0.17%
Molex Inc *	41,900	$ 903	—	$ —	—	$ —	41,900	$ 903

Electronic Components -
Miscellaneous - 0.95%
Benchmark Electronics Inc (a) *	17,100	323	—	—	—	—	17,100	323
Garmin Ltd *	—	—	16,500	507	—	—	16,500	507
Gentex Corp	—	—	—	—	200,409	3,577	200,409	3,577
Jabil Circuit Inc *	32,500	565	—	—	—	—	32,500	565
Plexus Corp (a) *	3,900	111	—	—	—	—	3,900	111
	$ 999		$ 507		$ 3,577			$ 5,083
Electronic Components -
Semiconductors - 0.64%
Broadcom Corp *	—	—	7,450	234	—	—	7,450	234
LSI Corp (a) *	146,900	883	—	—	—	—	146,900	883
Microchip Technology Inc	—	—	—	—	59,236	1,721	59,236	1,721
Micron Technology Inc (a) *	—	—	14,500	153	—	—	14,500	153
NVIDIA Corp (a) *	—	—	20,750	388	—	—	20,750	388
Omnivision Technologies Inc (a) *	5,300	77	—	—	—	—	5,300	77
	$ 960		$ 775		$ 1,721			$ 3,456
Electronic Design Automation -
0.17%
Mentor Graphics Corp (a) *	11,600	102	—	—	—	—	11,600	102
Synopsys Inc (a) *	36,000	802	—	—	—	—	36,000	802
	$ 904		$ —		$ —			$ 904
Electronic Parts Distribution -
0.22%
Arrow Electronics Inc (a) *	—	—	6,075	180	—	—	6,075	180
Avnet Inc (a) *	33,600	1,013	—	—	—	—	33,600	1,013
	$ 1,013		$ 180		$ —			$ 1,193
Electronics - Military - 0.11%
L-3 Communications Holdings Inc*	2,500	217	4,500	391	—	—	7,000	608

Energy - Alternate Sources -
1.67%
Covanta Holding Corp (a)	—	—	—	—	494,328	8,942	494,328	8,942

Engineering - Research &
Development Services - 0.60%
EMCOR Group Inc (a) *	9,700	261	10,950	295	—	—	20,650	556
Fluor Corp *	—	—	11,300	509	—	—	11,300	509
Jacobs Engineering Group Inc (a) *	—	—	5,450	205	—	—	5,450	205
KBR Inc *	36,100	686	—	—	—	—	36,100	686
Shaw Group Inc/The (a) *	—	—	18,000	517	—	—	18,000	517
URS Corp (a) *	16,500	734	—	—	—	—	16,500	734
	$ 1,681		$ 1,526		$ —			$ 3,207
Engines - Internal Combustion -
0.04%
Cummins Inc *	4,100	188	—	—	—	—	4,100	188

Enterprise Software & Services -
0.39%
BMC Software Inc (a) *	—	—	7,325	294	—	—	7,325	294
CA Inc *	—	—	17,050	383	—	—	17,050	383
Novell Inc (a) *	152,000	631	—	—	—	—	152,000	631
Sybase Inc (a) *	—	—	13,950	605	—	—	13,950	605
SYNNEX Corp (a) *	5,300	162	—	—	—	—	5,300	162
	$ 793		$ 1,282		$ —			$ 2,075
Finance - Credit Card - 0.32%
Discover Financial Services *	80,900	1,190	35,800	527	—	—	116,700	1,717

Finance - Investment Banker &
Broker - 0.25%
Greenhill & Co Inc *	—	—	2,200	177	—	—	2,200	177
Investment Technology Group Inc	8,700	171	—	—	—	—	8,700	171
(a) *
Raymond James Financial Inc *	—	—	15,600	371	—	—	15,600	371
TD Ameritrade Holding Corp (a) *	—	—	32,475	629	—	—	32,475	629
	$ 171		$ 1,177		$ —			$ 1,348
Finance - Other Services - 0.26%
NASDAQ OMX Group Inc/The	23,500	466	—	—	—	—	23,500	466
(a) *
NYSE Euronext *	37,500	949	—	—	—	—	37,500	949
	$ 1,415		$ —		$ —			$ 1,415
Food - Canned - 0.25%
Del Monte Foods Co *	78,100	886	41,300	468	—	—	119,400	1,354

Food - Dairy Products - 0.11%
Dean Foods Co (a) *	—	—	31,500	568	—	—	31,500	568

	MidCap Value	MidCap Value	MidCap Growth	MidCap Growth	MidCap Blend	MidCap Blend	Combined	Combined
COMMON STOCKS	Account II	Account II Value	Account I Shares	Account I Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
(continued)	Shares Held	(000's)	Held	(000's)	Held	(000's)	Held	(000's)
Food - Meat Products - 0.26%
Hormel Foods Corp *	—	$ —	12,800	$ 492	—	$ —	12,800	$ 492
Tyson Foods Inc *	75,400	925	—	—	—	—	75,400	925
	$ 925		$ 492		$ —			$ 1,417
Food - Miscellaneous/Diversified
- 0.86%
Chiquita Brands International Inc	10,400	188	—	—	—	—	10,400	188
(a) *
ConAgra Foods Inc *	—	—	4,700	108	—	—	4,700	108
Kellogg Co	—	—	—	—	81,262	4,323	81,262	4,323
	$ 188		$ 108		$ 4,323			$ 4,619
Food - Retail - 0.38%
Safeway Inc *	66,600	1,418	—	—	—	—	66,600	1,418
SUPERVALU Inc *	46,700	593	—	—	—	—	46,700	593
	$ 2,011		$ —		$ —			$ 2,011
Food - Wholesale & Distribution
- 1.25%
Sysco Corp	—	—	—	—	239,342	6,687	239,342	6,687

Gas - Distribution - 1.16%
Atmos Energy Corp *	29,700	873	—	—	—	—	29,700	873
National Fuel Gas Co	—	—	—	—	63,540	3,177	63,540	3,177
New Jersey Resources Corp *	—	—	1,100	41	—	—	1,100	41
NiSource Inc *	68,700	1,057	—	—	—	—	68,700	1,057
Southern Union Co *	—	—	4,100	93	—	—	4,100	93
Southwest Gas Corp *	12,800	365	—	—	—	—	12,800	365
UGI Corp *	25,800	624	—	—	—	—	25,800	624
	$ 2,919		$ 134		$ 3,177			$ 6,230
Gold Mining - 3.14%
Franco-Nevada Corp	—	—	—	—	228,421	6,122	228,421	6,122
Newmont Mining Corp	—	—	—	—	196,528	9,298	196,528	9,298
Royal Gold Inc	—	—	—	—	29,362	1,383	29,362	1,383
	$ —		$ —		$ 16,803			$ 16,803
Hospital Beds & Equipment -
0.17%
Hill-Rom Holdings Inc *	14,900	357	—	—	—	—	14,900	357
Kinetic Concepts Inc (a) *	—	—	14,125	532	—	—	14,125	532
	$ 357		$ 532		$ —			$ 889
Human Resources - 0.23%
Hewitt Associates Inc (a) *	—	—	1,300	55	—	—	1,300	55
Manpower Inc *	21,600	1,179	—	—	—	—	21,600	1,179
	$ 1,179		$ 55		$ —			$ 1,234
Independent Power Producer -
0.89%
Calpine Corp (a)	—	—	—	—	338,940	3,728	338,940	3,728
Mirant Corp (a) *	42,300	646	—	—	—	—	42,300	646
RRI Energy Inc (a) *	65,200	373	—	—	—	—	65,200	373
	$ 1,019		$ —		$ 3,728			$ 4,747
Industrial Audio & Video
Products - 0.13%
Dolby Laboratories Inc (a) *	—	—	14,250	680	—	—	14,250	680

Industrial Gases - 0.07%
Airgas Inc *	—	—	7,725	368	—	—	7,725	368

Instruments - Controls - 0.10%
Mettler-Toledo International Inc	—	—	2,500	263	—	—	2,500	263
(a) *
Watts Water Technologies Inc *	8,500	263	—	—	—	—	8,500	263
	$ 263		$ 263		$ —			$ 526
Instruments - Scientific - 0.07%
Waters Corp (a) *	—	—	6,150	381	—	—	6,150	381

Insurance Brokers - 1.70%
Aon Corp	—	—	—	—	78,420	3,007	78,420	3,007
Brown & Brown Inc	—	—	—	—	189,855	3,412	189,855	3,412
Marsh & McLennan Cos Inc	—	—	—	—	122,161	2,697	122,161	2,697
	$ —		$ —		$ 9,116			$ 9,116
Internet Security - 0.15%
McAfee Inc (a) *	—	—	3,600	146	—	—	3,600	146
VeriSign Inc (a) *	—	—	27,300	662	—	—	27,300	662
	$ —		$ 808		$ —			$ 808
Invest Mgmnt/Advis Serv -
0.99%
Onex Corp	—	—	—	—	235,471	5,301	235,471	5,301

Investment Companies - 0.19%
RHJ International (a)	—	—	—	—	132,115	997	132,115	997

	MidCap Value	MidCap Value	MidCap Growth	MidCap Growth	MidCap Blend	MidCap Blend	Combined	Combined
COMMON STOCKS	Account II	Account II Value	Account I Shares	Account I Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
(continued)	Shares Held	(000's)	Held	(000's)	Held	(000's)	Held	(000's)
Investment Management &
Advisory Services - 0.84%
Ameriprise Financial Inc	—	$ —	—	$ —	70,256	$ 2,727	70,256	$ 2,727
Eaton Vance Corp *	—	—	7,000	213	—	—	7,000	213
Federated Investors Inc *	—	—	9,350	257	—	—	9,350	257
Legg Mason Inc *	33,800	1,019	—	—	—	—	33,800	1,019
Waddell & Reed Financial Inc*	—	—	8,850	270	—	—	8,850	270
	$ 1,019		$ 740		$ 2,727			$ 4,486
Life & Health Insurance - 0.42%
Delphi Financial Group Inc *	8,500	190	—	—	—	—	8,500	190
Lincoln National Corp *	32,000	796	—	—	—	—	32,000	796
Protective Life Corp *	25,700	426	—	—	—	—	25,700	426
StanCorp Financial Group Inc *	15,100	604	—	—	—	—	15,100	604
Universal American Corp/NY (a) *	20,400	239	—	—	—	—	20,400	239
	$ 2,255		$ —		$ —			$ 2,255
Linen Supply & Related Items -
1.62%
Cintas Corp	—	—	8,600	224	325,333	8,475	333,933	8,699

Machinery - Electrical - 0.04%
Regal-Beloit Corp *	3,700	192	—	—	—	—	3,700	192

Machinery - Farm - 0.18%
AGCO Corp (a) *	29,200	944	—	—	—	—	29,200	944

Machinery - Pumps - 0.01%
Flowserve Corp *	—	—	500	47	—	—	500	47

Medical - Biomedical/Gene -
0.22%
Alexion Pharmaceuticals Inc (a) *	—	—	3,900	190	—	—	3,900	190
Illumina Inc (a) *	—	—	11,900	365	—	—	11,900	365
Millipore Corp (a) *	—	—	8,600	622	—	—	8,600	622
	$ —		$ 1,177		$ —			$ 1,177
Medical - Drugs - 1.71%
Forest Laboratories Inc (a) *	45,100	1,448	17,450	560	—	—	62,550	2,008
King Pharmaceuticals Inc (a) *	68,000	835	—	—	—	—	68,000	835
Valeant Pharmaceuticals	—	—	4,900	156	193,948	6,166	198,848	6,322
International (a)
	$ 2,283		$ 716		$ 6,166			$ 9,165
Medical - Generic Drugs - 0.17%
Mylan Inc/PA (a) *	—	—	27,400	505	—	—	27,400	505
Par Pharmaceutical Cos Inc (a) *	15,700	425	—	—	—	—	15,700	425
	$ 425		$ 505		$ —			$ 930
Medical - HMO - 1.40%
CIGNA Corp *	—	—	16,625	586	—	—	16,625	586
Coventry Health Care Inc (a)	39,300	955	—	—	137,845	3,348	177,145	4,303
Health Net Inc (a) *	31,900	743	—	—	—	—	31,900	743
Humana Inc (a) *	28,400	1,246	14,600	641	—	—	43,000	1,887
	$ 2,944		$ 1,227		$ 3,348			$ 7,519
Medical - Hospitals - 0.16%
LifePoint Hospitals Inc (a) *	8,600	280	—	—	—	—	8,600	280
Universal Health Services Inc *	18,200	555	—	—	—	—	18,200	555
	$ 835		$ —		$ —			$ 835
Medical - Outpatient & Home
Medical Care - 0.81%
Lincare Holdings Inc (a)	—	—	—	—	117,259	4,353	117,259	4,353

Medical Instruments - 0.83%
Beckman Coulter Inc *	—	—	4,800	314	—	—	4,800	314
St Jude Medical Inc (a)	—	—	—	—	112,935	4,154	112,935	4,154
	$ —		$ 314		$ 4,154			$ 4,468
Medical Laboratory & Testing
Service - 2.24%
Laboratory Corp of America	—	—	4,300	322	155,997	11,675	160,297	11,997
Holdings (a)

Medical Products - 1.23%
Covidien PLC	—	—	—	—	110,131	5,274	110,131	5,274
Henry Schein Inc (a) *	—	—	9,975	524	—	—	9,975	524
Hospira Inc (a) *	—	—	15,700	801	—	—	15,700	801
	$ —		$ 1,325		$ 5,274			$ 6,599
Metal Processors & Fabrication
- 0.06%
Timken Co *	8,500	202	4,900	116	—	—	13,400	318

Motion Pictures & Services -
0.09%
Ascent Media Corp (a)	—	—	—	—	18,782	480	18,782	480

	MidCap Value	MidCap Value	MidCap Growth	MidCap Growth	MidCap Blend	MidCap Blend	Combined	Combined
COMMON STOCKS	Account II	Account II Value	Account I Shares	Account I Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
(continued)	Shares Held	(000's)	Held	(000's)	Held	(000's)	Held	(000's)
Multi-Line Insurance - 2.59%
American Financial Group Inc/OH*	37,300	$ 931	—	$ —	—	$ —	37,300	$ 931
Assurant Inc *	30,800	908	—	—	—	—	30,800	908
Loews Corp	—	—	—	—	272,888	9,919	272,888	9,919
Old Republic International Corp *	75,000	753	—	—	—	—	75,000	753
Unitrin Inc *	10,100	223	—	—	—	—	10,100	223
XL Capital Ltd *	61,400	1,125	—	—	—	—	61,400	1,125
	$ 3,940		$ —		$ 9,919			$ 13,859
Multimedia - 0.18%
McGraw-Hill Cos Inc/The *	—	—	29,500	989	—	—	29,500	989

Office Automation & Equipment
- 0.09%
Pitney Bowes Inc *	—	—	14,700	335	—	—	14,700	335
Xerox Corp *	—	—	14,350	121	—	—	14,350	121
	$ —		$ 456		$ —			$ 456
Oil - Field Services - 0.39%
Cal Dive International Inc (a) *	25,700	194	—	—	—	—	25,700	194
Oil States International Inc (a) *	20,200	794	—	—	—	—	20,200	794
Weatherford International Ltd (a)	—	—	—	—	63,003	1,127	63,003	1,127
	$ 988		$ —		$ 1,127			$ 2,115
Oil & Gas Drilling - 0.92%
Ensco International Plc ADR *	23,400	934	10,900	435	—	—	34,300	1,369
Nabors Industries Ltd (a)	—	—	—	—	103,096	2,257	103,096	2,257
Noble Corp *	—	—	14,000	570	—	—	14,000	570
Rowan Cos Inc (a) *	15,000	340	—	—	—	—	15,000	340
Unit Corp (a) *	9,300	395	—	—	—	—	9,300	395
	$ 1,669		$ 1,005		$ 2,257			$ 4,931
Oil Company - Exploration &
Production - 7.37%
Cimarex Energy Co	—	—	—	—	148,893	7,887	148,893	7,887
Encore Acquisition Co (a)	—	—	—	—	199,369	9,574	199,369	9,574
EOG Resources Inc	—	—	—	—	52,414	5,100	52,414	5,100
EQT Corp	—	—	—	—	146,814	6,448	146,814	6,448
Newfield Exploration Co (a)	20,100	969	—	—	25,145	1,213	45,245	2,182
Nexen Inc *	—	—	11,900	285	—	—	11,900	285
Noble Energy Inc *	1,300	93	—	—	—	—	1,300	93
Questar Corp	—	—	—	—	134,531	5,592	134,531	5,592
Rosetta Resources Inc (a) *	7,400	148	—	—	77,472	1,544	84,872	1,692
St Mary Land & Exploration Co *	14,700	503	—	—	—	—	14,700	503
Whiting Petroleum Corp (a) *	—	—	1,800	128	—	—	1,800	128
	$ 1,713		$ 413		$ 37,358			$ 39,484
Oil Company - Integrated -
0.34%
Murphy Oil Corp *	24,600	1,333	9,450	512	—	—	34,050	1,845

Oil Refining & Marketing -
0.30%
Frontier Oil Corp *	14,200	171	—	—	—	—	14,200	171
Sunoco Inc *	33,500	874	—	—	—	—	33,500	874
Tesoro Corp/Texas *	41,000	556	—	—	—	—	41,000	556
	$ 1,601		$ —		$ —			$ 1,601
Paper & Related Products -
0.02%
International Paper Co *	—	—	4,200	113	—	—	4,200	113

Pharmacy Services - 0.15%
Omnicare Inc *	22,400	542	11,400	276	—	—	33,800	818

Physical Therapy &
Rehabilitation Centers - 0.06%
Healthsouth Corp (a) *	—	—	16,900	317	—	—	16,900	317

Pipelines - 2.29%
Oneok Inc *	5,300	236	—	—	—	—	5,300	236
Spectra Energy Corp	—	—	14,800	304	253,502	5,199	268,302	5,503
Williams Cos Inc	—	—	—	—	309,137	6,517	309,137	6,517
	$ 236		$ 304		$ 11,716			$ 12,256
Power Converter & Supply
Equipment - 0.13%
Hubbell Inc *	10,900	516	3,900	184	—	—	14,800	700

Printing - Commercial - 0.04%
RR Donnelley & Sons Co *	—	—	2,300	51	—	—	2,300	51
Valassis Communications Inc (a) *	8,800	161	—	—	—	—	8,800	161
	$ 161		$ 51		$ —			$ 212
Property & Casualty Insurance -
3.10%
Fidelity National Financial Inc	—	—	—	—	—	—	—	—
Markel Corp (a)	—	—	—	—	22,619	7,690	22,619	7,690
Mercury General Corp	—	—	—	—	71,609	2,811	71,609	2,811

	MidCap Value	MidCap Value	MidCap Growth	MidCap Growth	MidCap Blend	MidCap Blend	Combined	Combined
COMMON STOCKS	Account II	Account II Value	Account I Shares	Account I Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
(continued)	Shares Held	(000's)	Held	(000's)	Held	(000's)	Held	(000's)
Property & Casualty Insurance
(continued)
OneBeacon Insurance Group Ltd*	7,400	$ 102	—	$ —	—	$ —	7,400	$ 102
Progressive Corp/The	—	—	—	—	143,777	2,587	143,777	2,587
White Mountains Insurance Group	—	—	—	—	10,338	3,439	10,338	3,439
Ltd
	$ 102		$ —		$ 16,527			$ 16,629
Real Estate Operator &
Developer - 1.55%
Brookfield Asset Management Inc	—	—	—	—	292,452	6,486	292,452	6,486
Forest City Enterprises Inc (a)	—	—	—	—	155,501	1,832	155,501	1,832
	$ —		$ —		$ 8,318			$ 8,318
Regional Banks - 0.37%
Fifth Third Bancorp *	125,000	1,219	—	—	—	—	125,000	1,219
SunTrust Banks Inc *	37,300	757	—	—	—	—	37,300	757
	$ 1,976		$ —		$ —			$ 1,976
Reinsurance - 2.88%
Allied World Assurance Co	16,100	742	—	—	—	—	16,100	742
Holdings Ltd *
Aspen Insurance Holdings Ltd *	33,300	848	—	—	—	—	33,300	848
Axis Capital Holdings Ltd *	32,000	909	—	—	—	—	32,000	909
Endurance Specialty Holdings Ltd*	21,900	815	—	—	—	—	21,900	815
Everest Re Group Ltd	11,800	1,011	—	—	97,070	8,317	108,870	9,328
PartnerRe Ltd *	13,800	1,030	—	—	—	—	13,800	1,030
Reinsurance Group of America Inc*	—	—	8,800	419	—	—	8,800	419
Transatlantic Holdings Inc *	15,800	823	—	—	—	—	15,800	823
Validus Holdings Ltd *	—	—	19,400	523	—	—	19,400	523
	$ 6,178		$ 942		$ 8,317			$ 15,437
REITS - Apartments - 0.41%
Camden Property Trust *	24,100	1,021	—	—	—	—	24,100	1,021
Equity Residential *	33,100	1,118	—	—	—	—	33,100	1,118
UDR Inc *	3,180	52	—	—	—	—	3,180	52
	$ 2,191		$ —		$ —			$ 2,191
REITS - Diversified - 0.18%
Colonial Properties Trust *	9,700	114	—	—	—	—	9,700	114
Liberty Property Trust *	26,100	835	—	—	—	—	26,100	835
	$ 949		$ —		$ —			$ 949
REITS - Hotels - 0.17%
Hospitality Properties Trust *	39,500	937	—	—	—	—	39,500	937

REITS - Office Property - 0.36%
Brandywine Realty Trust *	31,900	364	—	—	—	—	31,900	364
HRPT Properties Trust *	115,700	748	—	—	—	—	115,700	748
Mack-Cali Realty Corp *	22,900	792	—	—	—	—	22,900	792
	$ 1,904		$ —		$ —			$ 1,904
REITS - Storage - 0.17%
Public Storage *	—	—	8,200	668	—	—	8,200	668
Sovran Self Storage Inc *	7,200	257	—	—	—	—	7,200	257
	$ 257		$ 668		$ —			$ 925
REITS - Warehouse &
Industrial - 0.06%
EastGroup Properties Inc *	8,400	322	—	—	—	—	8,400	322

Rental - Auto & Equipment -
0.06%
Avis Budget Group Inc (a) *	—	—	4,600	60	—	—	4,600	60
Rent-A-Center Inc/TX (a) *	14,500	257	—	—	—	—	14,500	257
	$ 257		$ 60		$ —			$ 317
Retail - Apparel & Shoe - 0.28%
Foot Locker Inc *	53,000	591	—	—	—	—	53,000	591
Phillips-Van Heusen Corp *	6,300	256	—	—	—	—	6,300	256
Ross Stores Inc *	—	—	15,450	660	—	—	15,450	660
	$ 847		$ 660		$ —			$ 1,507
Retail - Auto Parts - 2.90%
Advance Auto Parts Inc *	—	—	15,300	619	—	—	15,300	619
AutoZone Inc (a)	—	—	—	—	14,200	2,244	14,200	2,244
O'Reilly Automotive Inc (a)	—	—	—	—	332,312	12,668	332,312	12,668
	$ —		$ 619		$ 14,912			$ 15,531
Retail - Automobile - 0.48%
Copart Inc (a)	—	—	—	—	67,076	2,457	67,076	2,457
Group 1 Automotive Inc (a) *	4,500	128	—	—	—	—	4,500	128
	$ 128		$ —		$ 2,457			$ 2,585
Retail - Consumer Electronics -
0.01%
RadioShack Corp *	2,200	43	—	—	—	—	2,200	43

Retail - Discount - 0.23%
BJ's Wholesale Club Inc (a) *	5,800	190	3,175	104	—	—	8,975	294
Dollar Tree Inc (a) *	—	—	10,600	512	—	—	10,600	512

	MidCap Value	MidCap Value end	MidCap Growth	MidCap Growth	MidCap Blend	MidCap Blend	Combined	Combined
COMMON STOCKS	Account II	Account II Value	Account I Shares	Account I Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
(continued)	Shares Held	(000's)	Held	(000's)	Held	(000's)	Heeld	(000's)
Retail - Discount (continued)
Family Dollar Stores Inc *	—	$ —	14,925	$415	—	$ —	14,925	$ 415
	$ 190		$ 1,031		$ —			$ 1,221
Retail - Hair Salons - 0.03%
Regis Corp *	10,200	159	—	—	—	—	10,200	159

Retail - Mail Order - 0.02%
Williams-Sonoma Inc *	—	—	6,000	125	—	—	6,000	125

Retail - Major Department Store
- 1.06%
TJX Cos Inc	—	—	16,000	585	139,859	5,112	155,859	5,697

Retail - Petroleum Products -
0.08%
World Fuel Services Corp *	—	—	15,200	407	—	—	15,200	407

Retail - Regional Department
Store - 0.04%
Dillard's Inc *	12,100	223	—	—	—	—	12,100	223

Retail - Restaurants - 0.70%
Bob Evans Farms Inc *	11,400	330	—	—	—	—	11,400	330
Cracker Barrel Old Country Store	4,200	160	—	—	—	—	4,200	160
Inc *
McDonald's Corp	—	—	—	—	20,680	1,291	20,680	1,291
Yum! Brands Inc	—	—	—	—	56,170	1,965	56,170	1,965
	$ 490		$ —		$ 3,256			$ 3,746
Satellite Telecommunications -
0.48%
EchoStar Holding Corp (a)	—	—	—	—	128,365	2,585	128,365	2,585

Savings & Loans - Thrifts -
0.10%
People's United Financial Inc *	32,900	549	—	—	—	—	32,900	549

Schools - 1.23%
Apollo Group Inc (a) *	—	—	7,525	456	—	—	7,525	456
Corinthian Colleges Inc (a) *	—	—	30,000	413	—	—	30,000	413
ITT Educational Services Inc (a) *	—	—	1,300	125	—	—	1,300	125
Washington Post Co/The	1,900	835	—	—	10,831	4,761	12,731	5,596
	$ 835		$ 994		$ 4,761			$ 6,590
Semiconductor Component -
Integrated Circuits - 0.20%
Cypress Semiconductor Corp (a) *	—	—	45,700	483	—	—	45,700	483
Linear Technology Corp *	—	—	18,875	576	—	—	18,875	576
	$ —		$ 1,059		$ —			$ 1,059
Semiconductor Equipment -
0.07%
Tessera Technologies Inc (a) *	—	—	15,900	370	—	—	15,900	370

Steel - Producers - 0.22%
Reliance Steel & Aluminum Co*	15,600	674	9,600	415	—	—	25,200	1,089
Schnitzer Steel Industries Inc *	2,200	105	—	—	—	—	2,200	105
	$ 779		$ 415		$ —			$ 1,194
Steel Pipe & Tube - 0.07%
Valmont Industries Inc *	—	—	5,000	392	—	—	5,000	392

Telecommunication Equipment -
0.26%
Arris Group Inc (a) *	15,200	174	—	—	—	—	15,200	174
CommScope Inc (a) *	—	—	6,600	175	—	—	6,600	175
Tekelec (a) *	12,500	191	—	—	—	—	12,500	191
Tellabs Inc *	151,100	858	—	—	—	—	151,100	858
	$ 1,223		$ 175		$ —			$ 1,398
Telephone - Integrated - 1.08%
CenturyTel Inc *	33,900	1,227	—	—	—	—	33,900	1,227
Telephone & Data Systems Inc	—	—	—	—	29,100	987	29,100	987
Telephone & Data Systems Inc -	—	—	—	—	119,097	3,597	119,097	3,597
Special Shares
	$ 1,227		$ —		$ 4,584			$ 5,811
Textile - Home Furnishings -
0.33%
Mohawk Industries Inc (a)	—	—	—	—	36,922	1,758	36,922	1,758

Therapeutics - 0.02%
Warner Chilcott PLC (a) *	—	—	3,175	90	—	—	3,175	90

Transport - Marine - 0.31%
Kirby Corp (a) *	—	—	8,825	307	—	—	8,825	307
Teekay Corp *	16,700	388	—	—	—	—	16,700	388

	MidCap Value	MidCap Value	MidCap Growth	MidCap Growth	MidCap Blend	MidCap Blend	Combined	Combined
COMMON STOCKS	Account II	Account II Value	Account I Shares	Account I Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
(continued)	Shares Held	(000's)	Held	(000's)	Held	(000's)	Held	(000's)
Transport - Marine (continued)
Tidewater Inc *	17,300	$ 829	2,325	$112	—	$ —	19,625	$ 941
		$ 1,217		$ 419	$ —			$ 1,636
Transport - Services - 0.14%
Ryder System Inc *	18,700	770	—	—	—	—	18,700	770

Transport - Truck - 0.24%
Arkansas Best Corp *	8,600	253	—	—	—	—	8,600	253
Con-way Inc *	14,800	517	—	—	—	—	14,800	517
Heartland Express Inc	—	—	—	—	34,517	527	34,517	527
		$ 770		$ —	$ 527			$ 1,297
Vitamins & Nutrition Products -
0.11%
Herbalife Ltd *	—	—	14,875	604	—	—	14,875	604

Wireless Equipment - 1.49%
American Tower Corp (a)	—	—	—	—	185,184	8,002	185,184	8,002

TOTAL COMMON STOCKS		$ 95,267		$ 50,548	$ 380,737			$ 526,552

	MidCap Value		MidCap Growth		MidCap Blend		Combined
	Account II	MidCap Value	Account I	MidCap Growth	Account	MidCap Blend	Portfolio	Combined
REPURCHASE	Principal	Account II Value	Principal	Account I Value	Principal	Account Value	Principal	Portfolio Value
AGREEMENTS - 0.99%	Amount (000's)	(000's)	Amount (000's)	(000's)	Amount (000's)	(000's)	Amount (000's)	(000's)
Diversified Banking Institutions
- 0.99%
Investment in Joint Trading	$ 343	$ 343	—	—	1,985	1,985	$ 2,328	2,328
Account; Bank of America
Repurchase Agreement;
0.005% dated 12/31/09
maturing 01/04/10
(collateralized by Sovereign
Agency Issues; $2,374,000;
0.00% - 3.75%; dated
01/26/10 - 04/15/26) *
Investment in Joint Trading	105	105	—	—	611	611	716	716
Account; Deutsche Bank
Repurchase Agreement;
0.01% dated 12/31/09
maturing 01/04/10
(collateralized by Sovereign
Agency Issues; $731,000;
0.00% - 4.75%; dated
02/22/10 - 11/19/12) *
Investment in Joint Trading	333	333	—	—	1,923	1,923	2,256	2,256
Account; Morgan Stanley
Repurchase Agreement;
0.01% dated 12/31/09
maturing 01/04/10
(collateralized by Sovereign
Agency Issues; $2,301,000;
0.00% - 0.90%; dated
01/15/10 - 04/08/10) *

		$ 781		$ —	$ 4,519			$ 5,300
TOTAL REPURCHASE
AGREEMENTS		$ 781		$ —	$ 4,519			$ 5,300
Total Investments		$ 96,048		$ 50,548	$ 385,256			$ 531,852
Other Assets in Excess of
Liabilities, Net - 0.77%		190		22		3,905		$ 4,117
Reorganization and Trading
Costs								(352)
TOTAL NET ASSETS -
100.00%		$ 96,238		$ 50,570	$ 389,161			$ 535,617

(a) Non-Income Producing Security
* Security or a portion of the security will be disposed of in order to meet the investment strategies and/or restrictions of the Acquiring Fund.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

	MidCap Value	MidCap Growth	MidCap Blend
	Account II	Account I	Account	Combined Portfolio
Unrealized Appreciation	$ 13,591	$ 5,818	$ 51,758	$ 71,167
Unrealized Depreciation	(4,149)	(3,556)	(47,816)	(55,521)
Net Unrealized Appreciation (Depreciation)	$ 9,442	$ 2,262	$ 3,942	$ 15,646
Cost for federal income tax purposes	$ 86,606	$ 48,286	$ 381,314	$ 516,206
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
	MidCap Value	MidCap Growth	MidCap Blend
Sector/Country	Account II	Account I	Account	Combined Portfolio
Consumer, Non-cyclical	17.86%	27.59%	23.90%	23.17%
Financial	27.16%	8.02%	16.89%	17.90%
Industrial	15.64%	14.34%	3.44%	6.66%
Consumer, Cyclical	5.59%	15.24%	9.70%	9.48%
Technology	6.87%	18.15%	4.97%	6.55%
Energy	7.83%	4.76%	15.78%	13.31%
Communications	4.02%	6.14%	14.41%	11.76%
Utilities	9.12%	3.06%	4.58%	5.25%
Basic Materials	5.71%	2.66%	4.32%	4.41%
Diversified	0.00%	0.00%	1.01%	0.74%
Other Assets in Excess of Liabilities, Net	0.20%	0.04%	1.00%	0.77%
TOTAL NET ASSETS	100.00%	100.00%	100.00%	100.00%

Schedule of Investments

December 31, 2009

	International	International	Diversified	Diversified
	SmallCap	SmallCap	International	International	Combined	Combined
	Account Shares	Account Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
COMMON STOCKS - 97.72%	Held	(000's)	Held	(000's)	Held	(000's)
Advertising Services - 0.41%
Aegis Group PLC*	374,131	$ 722	72,393	$ 140	446,524	$ 862
Publicis Groupe SA	—	—	26,091	1,062	26,091	1,062
	$ 722		$ 1,202			$ 1,924
Aerospace & Defense - 0.31%
Meggitt PLC	—	—	31,053	130	31,053	130
MTU Aero Engines Holding AG	16,111	879	2,989	163	19,100	1,042
Saab AB *	17,932	296	—	—	17,932	296
	$ 1,175		$ 293			$ 1,468
Agricultural Chemicals - 0.39%
Syngenta AG	—	—	6,482	1,832	6,482	1,832

Agricultural Operations - 0.18%
Golden Agri-Resources Ltd (a)	—	—	2,054,052	741	2,054,052	741
Golden Agri-Resources Ltd - Warrants (a)	—	—	170,932	17	170,932	17
KWS Saat AG*	393	67	—	—	393	67
	$ 67		$ 758			$ 825
Airlines - 0.18%
Air China Ltd (a)	—	—	198,000	154	198,000	154
easyJet PLC (a) *	58,781	333	12,747	72	71,528	405
Norwegian Air Shuttle AS (a) *	12,400	246	3,100	61	15,500	307
	$ 579		$ 287			$ 866
Airport Development & Maintenance - 0.05%
Gemina SpA (a) *	309,494	253	—	—	309,494	253

Apparel Manufacturers - 0.19%
Gerry Weber International AG*	4,964	157	—	—	4,964	157
Gildan Activewear (a)	—	—	29,100	713	29,100	713
	$ 157		$ 713			$ 870
Appliances - 0.49%
Arcelik AS (a)	—	—	49,005	193	49,005	193
Electrolux AB	—	—	70,359	1,657	70,359	1,657
Indesit Co SpA (a)	24,029	269	7,087	79	31,116	348
Noritz Corp *	7,700	100	—	—	7,700	100
	$ 369		$ 1,929			$ 2,298
Applications Software - 0.29%
Aero Inventory PLC (b) *	19,271	82	—	—	19,271	82
Check Point Software Technologies Ltd (a)	—	—	6,254	212	6,254	212
Sage Group PLC	—	—	299,080	1,059	299,080	1,059
	$ 82		$ 1,271			$ 1,353
Audio & Video Products - 0.30%
Alpine Electronics Inc (a)	14,900	158	5,900	63	20,800	221
Pace PLC *	79,863	269	—	—	79,863	269
Skyworth Digital Holdings Ltd	744,000	763	152,000	156	896,000	919
	$ 1,190		$ 219			$ 1,409
Auto - Car & Light Trucks - 2.62%
Bayerische Motoren Werke AG	—	—	31,333	1,439	31,333	1,439
Dongfeng Motor Group Co Ltd	—	—	229,920	328	229,920	328
Honda Motor Co Ltd	—	—	92,700	3,147	92,700	3,147
Hyundai Motor Co	—	—	4,077	422	4,077	422
Kia Motors Corp (a)	—	—	13,180	226	13,180	226
Nissan Motor Co Ltd (a)	—	—	230,000	2,022	230,000	2,022
Renault SA (a)	—	—	29,773	1,529	29,773	1,529
Suzuki Motor Corp	—	—	24,400	601	24,400	601
Tata Motors Ltd	—	—	17,895	302	17,895	302
Toyota Motor Corp	—	—	53,133	2,241	53,133	2,241
	$ —		$ 12,257			$ 12,257
Auto - Medium & Heavy Duty Trucks - 0.01%
Rosenbauer International AG *	1,121	47	—	—	1,121	47

Auto/Truck Parts & Equipment - Original - 2.22%
Aisin Seiki Co Ltd	—	—	58,000	1,676	58,000	1,676
Denso Corp	—	—	43,200	1,306	43,200	1,306
FCC Co Ltd	5,100	90	—	—	5,100	90
GKN PLC (a) *	282,132	528	37,512	70	319,644	598
Imasen Electric Industrial*	12,800	164	—	—	12,800	164
Keihin Corp	28,700	429	7,800	117	36,500	546
Koito Manufacturing Co Ltd*	40,943	658	7,991	128	48,934	786
Linamar Corp*	19,289	256	—	—	19,289	256
Musashi Seimitsu Industry Co Ltd*	5,300	124	—	—	5,300	124
Pacific Industrial Co Ltd *	6,000	32	—	—	6,000	32
Piolax Inc *	1,700	29	—	—	1,700	29
Shiroki Corp *	18,000	35	—	—	18,000	35
Stanley Electric Co Ltd	—	—	53,700	1,090	53,700	1,090
Sumitomo Electric Industries Ltd	—	—	107,500	1,340	107,500	1,340

	International	International	Diversified	Diversified
	SmallCap	SmallCap	International	International	Combined	Combined
	Account Shares	Account Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Auto/Truck Parts & Equipment - Original (continued)
Tachi-S Co Ltd *	2,100	$ 21	—	$ —	2,100	$ 21
Unipres Corp *	12,600	200	—	—	12,600	200
Valeo SA (a)	22,870	801	37,812	1,324	60,682	2,125
	$ 3,367		$ 7,051			$ 10,418
Batteries & Battery Systems - 0.05%
Simplo Technology Co Ltd	—	—	38,500	228	38,500	228

Beverages - Non-Alcoholic - 0.21%
Britvic PLC	97,425	639	13,937	91	111,362	730
Fomento Economico Mexicano SAB de CV ADR	—	—	5,297	254	5,297	254
	$ 639		$ 345			$ 984
Beverages - Wine & Spirits - 0.13%
Davide Campari-Milano SpA*	46,981	491	10,653	111	57,634	602

Bicycle Manufacturing - 0.02%
Accell Group *	2,301	96	—	—	2,301	96

Brewery - 1.41%
Anheuser-Busch InBev NV	—	—	30,896	1,601	30,896	1,601
Carlsberg A/S	—	—	14,098	1,039	14,098	1,039
Cia de Bebidas das Americas ADR	—	—	5,332	539	5,332	539
Kirin Holdings Co Ltd	—	—	78,000	1,251	78,000	1,251
SABMiller PLC	—	—	74,138	2,179	74,138	2,179
	$ —		$ 6,609			$ 6,609
Broadcasting Services & Programming - 0.10%
Promotora de Informaciones SA (a)	71,252	354	20,199	100	91,451	454
Usen Corp (a) *	30,881	17	—	—	30,881	17
	$ 371		$ 100			$ 471
Building - Heavy Construction - 1.06%
Astaldi SpA*	8,182	70	—	—	8,182	70
Compagnie d'Entreprises CFE*	947	48	—	—	947	48
Daelim Industrial Co Ltd (a)	—	—	5,641	401	5,641	401
Halla Engineering & Construction Corp (a) *	9	—	—	—	9	—
Maeda Road Construction Co Ltd*	10,000	74	—	—	10,000	74
NCC AB	34,545	567	9,079	149	43,624	716
Nippo Corp	30,988	222	8,996	64	39,984	286
NRW Holdings Ltd *	31,154	56	—	—	31,154	56
Obrascon Huarte Lain SA	—	—	3,808	103	3,808	103
PYI Corp Ltd (a) *	984,000	50	—	—	984,000	50
SHO-BOND Holdings Co Ltd	4,500	75	4,000	66	8,500	141
Tecnicas Reunidas SA	11,682	672	2,111	122	13,793	794
Trevi Finanziaria SpA *	17,825	282	5,184	82	23,009	364
Vinci SA	—	—	33,191	1,869	33,191	1,869
	$ 2,116		$ 2,856			$ 4,972
Building - Maintenance & Service - 0.22%
Babcock International Group	—	—	75,192	721	75,192	721
Connaught PLC*	40,536	232	—	—	40,536	232
Mears Group PLC*	22,224	100	—	—	22,224	100
	$ 332		$ 721			$ 1,053
Building - Residential & Commercial - 0.57%
Desarrolladora Homex SAB de CV ADR(a)	—	—	4,296	144	4,296	144
Mitsui Home Co Ltd*	13,000	63	—	—	13,000	63
Persimmon PLC (a)	95,643	723	112,913	854	208,556	1,577
Redrow PLC (a) *	116,362	249	—	—	116,362	249
Taylor Wimpey PLC (a)	—	—	1,005,428	630	1,005,428	630
	$ 1,035		$ 1,628			$ 2,663
Building & Construction - Miscellaneous - 0.63%
Bird Construction Income Fund*	2,683	88	—	—	2,683	88
Hochtief AG	—	—	17,472	1,332	17,472	1,332
Kumagai Gumi Co Ltd (a) *	117,000	70	—	—	117,000	70
Leighton Holdings Ltd	—	—	12,530	425	12,530	425
Morgan Sindall PLC*	8,633	84	—	—	8,633	84
Penta-Ocean Construction Co Ltd *	66,000	65	—	—	66,000	65
YIT OYJ	37,057	765	5,649	117	42,706	882
	$ 1,072		$ 1,874			$ 2,946
Building & Construction Products - Miscellaneous - 0.22%
Cardo AB*	2,461	74	—	—	2,461	74
Hong Leong Asia Ltd*	59,000	121	—	—	59,000	121
Sika AG	445	692	85	132	530	824
	$ 887		$ 132			$ 1,019
Building Products - Cement & Aggregate - 0.50%
Holcim Ltd (a)	—	—	25,824	2,008	25,824	2,008
Sa des Ciments Vicat *	4,201	354	—	—	4,201	354
	$ 354		$ 2,008			$ 2,362
Building Products - Doors & Windows - 0.40%
Asahi Glass Co Ltd	—	—	153,000	1,456	153,000	1,456
Central Glass Co Ltd	104,000	398	—	—	104,000	398
	$ 398		$ 1,456			$ 1,854

	International	International	Diversified	Diversified
	SmallCap	SmallCap	International	International	Combined	Combined
	Account Shares	Account Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Building Products - Wood - 0.06%
Duratex SA	—	$ —	28,480	$ 265	28,480	$ 265

Capacitors - 0.07%
Nippon Chemi-Con Corp (a)	65,000	238	27,294	100	92,294	338

Casino Hotels - 0.06%
Galaxy Entertainment Group Ltd (a) *	186,003	76	—	—	186,003	76
Genting Bhd	—	—	104,600	223	104,600	223
	$ 76		$ 223			$ 299
Casino Services - 0.02%
Mars Engineering Corp*	3,227	78	—	—	3,227	78

Cellular Telecommunications - 1.55%
America Movil SAB de CV ADR	—	—	24,636	1,157	24,636	1,157
China Mobile Ltd	—	—	72,285	672	72,285	672
Hutchison Telecommunications Hong Kong Holdings Ltd*	292,000	50	—	—	292,000	50
Mobile Telesystems OJSC ADR	—	—	5,414	265	5,414	265
MTN Group Ltd	—	—	18,403	294	18,403	294
NTT DoCoMo Inc	—	—	1,182	1,650	1,182	1,650
Okinawa Cellular Telephone Co *	33	55	—	—	33	55
Taiwan Mobile Co Ltd	—	—	123,000	240	123,000	240
T-Gaia Corp *	106	188	—	—	106	188
Vimpel-Communications ADR (a	—	—	14,582	271	14,582	271
Vivo Participacoes SA ADR	—	—	10,086	313	10,086	313
Vodafone Group PLC	—	—	907,872	2,102	907,872	2,102
	$ 293		$ 6,964			$ 7,257
Chemicals - Diversified - 1.16%
Akzo Nobel NV	—	—	28,469	1,889	28,469	1,889
BASF SE	—	—	41,063	2,577	41,063	2,577
C Uyemura & Co Ltd*	739	29	—	—	739	29
Hanwha Chem Corp (a)	—	—	19,860	229	19,860	229
Nippon Kayaku Co Ltd	—	—	12,791	116	12,791	116
Nippon Soda Co Ltd	26,000	94	22,506	81	48,506	175
Nippon Synthetic Chemical Industry Co Ltd/The	35,000	269	13,000	100	48,000	369
Sakai Chemical Industry Co Ltd *	12,000	54	—	—	12,000	54
	$ 446		$ 4,992			$ 5,438
Chemicals - Fibers - 0.02%
Kolon Industries Inc (b)	—	—	2,300	85	2,300	85

Chemicals - Other - 0.00%
H&R WASAG AG*	1,018	22	—	—	1,018	22

Chemicals - Specialty - 0.49%
Daicel Chemical Industries Ltd	—	—	119,000	699	119,000	699
Lintec Corp	17,844	359	5,310	107	23,154	466
Rhodia SA (a)	31,659	565	31,146	556	62,805	1,121
	$ 924		$ 1,362			$ 2,286
Circuit Boards - 0.24%
Ibiden Co Ltd	—	—	23,700	850	23,700	850
Tripod Technology Corp	—	—	88,000	297	88,000	297
	$ —		$ 1,147			$ 1,147
Coal - 0.54%
Banpu Public Co Ltd	—	—	16,100	279	16,100	279
China Shenhua Energy Co Ltd	—	—	107,000	519	107,000	519
Grande Cache Coal Corp (a) *	92,700	474	23,800	122	116,500	596
MacArthur Coal Ltd	72,453	728	11,954	120	84,407	848
Yanzhou Coal Mining Co Ltd	—	—	139,999	306	139,999	306
	$ 1,202		$ 1,346			$ 2,548
Coatings & Paint - 0.02%
Chugoku Marine Paints Ltd	16,000	112	—	—	16,000	112

Commercial Banks - 9.84%
ABSA Group Ltd	—	—	15,708	273	15,708	273
Alpha Bank AE (a)	—	—	93,164	1,088	93,164	1,088
Asya Katilim Bankasi AS (a)	—	—	45,036	104	45,036	104
Australia & New Zealand Banking Group Ltd	—	—	103,274	2,107	103,274	2,107
Banca Generali SpA*	10,818	131	—	—	10,818	131
Banco Bilbao Vizcaya Argentaria SA	—	—	167,542	3,056	167,542	3,056
Banco do Brasil SA	—	—	24,154	412	24,154	412
Banco Santander SA	—	—	310,068	5,128	310,068	5,128
Bangkok Bank Public Co	—	—	18,900	66	18,900	66
Bank Mandiri Tbk PT	—	—	726,000	358	726,000	358
Bank of China Ltd	—	—	1,426,000	766	1,426,000	766
Bank of Communications Co Ltd	—	—	284,000	327	284,000	327
Bank of Montreal	—	—	37,300	1,987	37,300	1,987
Bank of the Ryukyus Ltd*	3,800	44	—	—	3,800	44
Bank of Yokohama Ltd/The	—	—	267,000	1,218	267,000	1,218
Bank Pekao SA (a)	—	—	4,985	280	4,985	280
Bank Rakyat Indonesia	—	—	415,000	334	415,000	334

	International	International	Diversified	Diversified
	SmallCap	SmallCap	International	International	Combined	Combined
	Account Shares	Account Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Commercial Banks (continued)
BOC Hong Kong Holdings Ltd	—	$ —	465,000	$ 1,045	465,000	$ 1,045
Busan Bank	—	—	23,780	284	23,780	284
Canadian Western Bank*	23,300	488	5,500	115	28,800	603
Chiba Bank Ltd/The	—	—	162,000	969	162,000	969
China Construction Bank Corp	—	—	1,021,183	872	1,021,183	872
Credito Emiliano SpA (a) *	32,579	251	—	—	32,579	251
DBS Group Holdings Ltd	—	—	165,000	1,795	165,000	1,795
DnB NOR ASA	—	—	169,644	1,836	169,644	1,836
Hang Seng Bank Ltd	—	—	39,740	585	39,740	585
HDFC Bank Ltd ADR	—	—	2,261	294	2,261	294
ICICI Bank Ltd ADR	—	—	6,790	256	6,790	256
Industrial and Commercial Bank of China Ltd	—	—	1,296,000	1,067	1,296,000	1,067
Intesa Sanpaolo SpA (a)	—	—	396,499	1,786	396,499	1,786
Jyske Bank A/S (a)	—	—	2,139	83	2,139	83
Kagoshima Bank Ltd/The *	37,740	264	—	—	37,740	264
KBC Groep NV (a)	—	—	23,074	992	23,074	992
Keiyo Bank Ltd/The*	49,000	218	—	—	49,000	218
Korea Exchange Bank	—	—	20,060	249	20,060	249
Laurentian Bank of Canada*	8,900	363	2,100	86	11,000	449
Malayan Banking Bhd	—	—	129,800	259	129,800	259
Marfin Popular Bank Public Co Ltd*	157,506	511	24,574	80	182,080	591
National Bank of Greece SA (a)	—	—	54,617	1,404	54,617	1,404
Nedbank Group Ltd	—	—	13,371	225	13,371	225
Oita Bank Ltd/The *	27,000	97	—	—	27,000	97
OTP Bank PLC (a)	—	—	13,116	376	13,116	376
Oversea-Chinese Banking Corp Ltd	—	—	204,000	1,314	204,000	1,314
Powszechna Kasa Oszczednosci Bank Polski SA	—	—	15,555	205	15,555	205
Royal Bank of Canada	—	—	53,500	2,878	53,500	2,878
San-In Godo Bank Ltd/The *	48,000	374	—	—	48,000	374
Sberbank of Russian Federation	—	—	251,004	690	251,004	690
Siam Commercial Bank Public (b)	—	—	31,300	81	31,300	81
SpareBank 1 SMN *	10,704	100	—	—	10,704	100
Standard Chartered PLC	—	—	107,527	2,714	107,527	2,714
State Bank of India Ltd	—	—	2,875	283	2,875	283
Sumitomo Mitsui Financial Group Inc	—	—	26,100	749	26,100	749
Swedbank AB (a)	—	—	72,600	716	72,600	716
Sydbank A/S (a)	16,161	412	3,678	94	19,839	506
Tokyo Tomin Bank Ltd/The *	7,800	106	—	—	7,800	106
Turkiye Garanti Bankasi AS	—	—	96,784	411	96,784	411
Turkiye Halk Bankasi AS	—	—	44,952	358	44,952	358
Verwaltungs- und Privat-Bank AG *	732	72	—	—	732	72
	$ 3,431		$ 42,655			$ 46,086
Commercial Services - 0.11%
Cape PLC (a) *	43,427	158	—	—	43,427	158
MacDonald Dettwiler & Associates Ltd (a) *	8,500	345	—	—	8,500	345
	$ 503		$ —			$ 503
Communications Software - 0.01%
NEC Mobiling Ltd*	2,700	66	—	—	2,700	66

Computer Services - 0.68%
Atos Origin SA (a)	—	—	8,630	396	8,630	396
CGI Group Inc (a)	—	—	106,500	1,446	106,500	1,446
Computacenter PLC*	25,621	103	—	—	25,621	103
Ines Corp*	11,300	88	—	—	11,300	88
Infosys Technologies Ltd ADR	—	—	12,300	680	12,300	680
Novabase SGPS SA (a) *	14,353	91	—	—	14,353	91
SDL PLC (a) *	16,631	110	—	—	16,631	110
Tata Consultancy Services Ltd	—	—	17,984	290	17,984	290
	$ 392		$ 2,812			$ 3,204
Computers - 0.15%
Compal Electronics Inc	—	—	22,608	31	22,608	31
Foxconn Technology Co Ltd	—	—	50,000	193	50,000	193
Japan Digital Laboratory Co Ltd*	5,400	60	—	—	5,400	60
Lenovo Group Ltd	—	—	602,000	373	602,000	373
MCJ Co Ltd*	511	51	—	—	511	51
	$ 111		$ 597			$ 708
Computers - Integrated Systems - 0.02%
CSE Global Ltd*	125,500	77	—	—	125,500	77

Computers - Memory Devices - 0.24%
TDK Corp	—	—	18,200	1,113	18,200	1,113

Computers - Peripheral Equipment - 0.06%
Domino Printing Sciences*	9,379	50	—	—	9,379	50
Lite-On Technology Corp	—	—	150,750	227	150,750	227
	$ 50		$ 227			$ 277
Consulting Services - 0.03%
Groupe Steria SCA*	4,949	152	—	—	4,949	152

	International	International	Diversified	Diversified
	SmallCap	SmallCap	International	International	Combined	Combined
	Account Shares	Account Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Containers - Metal & Glass - 0.08%
CCL Industries Inc*	11,400	$307	—	$ —	11,400	$ 307
Vetropack Holding AG *	32	54	—	—	32	54
	$ 361		$ —			$ 361
Cosmetics & Toiletries - 0.01%
Dr Ci:Labo Co Ltd*	31	63	—	—	31	63

Diagnostic Kits - 0.07%
DiaSorin SpA	7,866	280	1,768	63	9,634	343

Distribution & Wholesale - 0.57%
D'ieteren SA *	465	185	—	—	465	185
Diploma PLC*	26,857	76	—	—	26,857	76
Esprinet SpA*	9,897	129	—	—	9,897	129
Headlam Group PLC*	7,875	38	—	—	7,875	38
Inaba Denki Sangyo Co Ltd*	3,400	78	—	—	3,400	78
Inabata & Co Ltd*	19,929	71	—	—	19,929	71
Inchcape PLC (a)	1,606,162	766	2,574,898	1,227	4,181,060	1,993
Iwatani Corp*	25,000	72	—	—	25,000	72
Trusco Nakayama Corp *	2,700	38	—	—	2,700	38
	$ 1,453		$ 1,227			$ 2,680
Diversified Banking Institutions - 4.79%
Barclays PLC	—	—	551,219	2,428	551,219	2,428
BNP Paribas	—	—	36,370	2,887	36,370	2,887
Credit Agricole SA	—	—	77,581	1,363	77,581	1,363
Credit Suisse Group AG	—	—	56,037	2,778	56,037	2,778
Deutsche Bank AG	—	—	33,183	2,360	33,183	2,360
HSBC Holdings PLC	—	—	593,855	6,774	593,855	6,774
Julius Baer Group Ltd	—	—	21,410	753	21,410	753
Mitsubishi UFJ Financial Group Inc	—	—	263,500	1,299	263,500	1,299
Societe Generale	—	—	25,966	1,806	25,966	1,806
	$ —		$ 22,448			$ 22,448
Diversified Financial Services - 0.32%
Challenger Financial Services Group Ltd	167,482	631	25,745	97	193,227	728
E.Sun Financial Holding Co Ltd (a)	—	—	219,000	91	219,000	91
Irish Life & Permanent PLC (a) *	79,713	375	17,572	83	97,285	458
Public Financial Holdings Ltd *	116,000	66	—	—	116,000	66
Renta 4 SA *	4,455	34	—	—	4,455	34
Woori Finance Holdings Co Ltd (a)	—	—	9,820	116	9,820	116
	$ 1,106		$ 387			$ 1,493
Diversified Manufacturing Operations - 1.01%
Aalberts Industries NV	40,845	588	8,021	115	48,866	703
Charter International PLC	—	—	70,279	814	70,279	814
Cookson Group PLC (a)	95,753	648	14,380	97	110,133	745
Invensys PLC	—	—	176,467	849	176,467	849
NKT Holding A/S (a) *	12,402	691	1,862	104	14,264	795
Senior PLC *	37,192	45	—	—	37,192	45
Tomkins Plc	—	—	245,621	763	245,621	763
	$ 1,972		$ 2,742			$ 4,714
Diversified Minerals - 3.33%
Anglo American PLC (a)	—	—	49,143	2,128	49,143	2,128
Anglo American PLC (a)	—	—	7,138	307	7,138	307
BHP Billiton Ltd	—	—	143,104	5,483	143,104	5,483
BHP Billiton PLC	—	—	37,365	1,191	37,365	1,191
Extract Resources Ltd (a) *	14,668	109	—	—	14,668	109
Independence Group NL*	16,439	71	—	—	16,439	71
Mincor Resources NL*	42,000	67	—	—	42,000	67
Pan Australian Resources Ltd (a) *	1,462,765	737	259,774	131	1,722,539	868
Straits Resources Ltd *	172,371	266	—	—	172,371	266
Tek Cominco Limited (a)	—	—	52,900	1,858	52,900	1,858
Xstrata PLC	—	—	181,508	3,237	181,508	3,237
	$ 1,250		$ 14,335			$ 15,585
Diversified Operations - 1.32%
CIR-Compagnie Industriali Riunite SpA (a) *	85,615	223	—	—	85,615	223
First Pacific Co*	422,000	256	112,000	68	534,000	324
Hutchison Whampoa Ltd	—	—	149,000	1,019	149,000	1,019
Imperial Holdings Ltd	—	—	8,265	99	8,265	99
LG Corp	—	—	6,123	382	6,123	382
Mitie Group PLC*	89,897	333	15,453	57	105,350	390
Noble Group Ltd	—	—	942,200	2,163	942,200	2,163
Sequana (a) *	4,641	53	—	—	4,641	53
Shanghai Industrial Holdings Ltd	—	—	63,000	320	63,000	320
Tongaat Hulett Ltd	—	—	6,795	91	6,795	91
Wharf Holdings Ltd	—	—	197,000	1,131	197,000	1,131
	$ 865		$ 5,330			$ 6,195
E-Commerce - Services - 0.11%
Rightmove PLC	53,392	433	9,083	74	62,475	507

	International	International	Diversified	Diversified
	SmallCap	SmallCap	International	International	Combined	Combined
	Account Shares	Account Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Electric - Distribution - 0.11%
DUET Group*	324,113	$ 520	—	$ —	324,113	$ 520

Electric - Integrated - 1.51%
Atco Ltd*	11,014	485	2,900	128	13,914	613
Empresa Nacional de Electricidad SA/Chile	—	—	120,835	205	120,835	205
Enel SpA	—	—	371,123	2,150	371,123	2,150
Energiedienst Holding AG*	1,408	81	—	—	1,408	81
Iride SpA	125,393	239	28,749	55	154,142	294
Okinawa Electric Power Co Inc/The	4,800	256	800	43	5,600	299
Public Power Corp SA (a)	—	—	44,445	825	44,445	825
Reliance Infrastructure Ltd	—	—	8,555	210	8,555	210
RWE AG	—	—	24,677	2,415	24,677	2,415
TGC-2 (a),(c)	—	—	1,600	—	1,600	—
	$ 1,061		$ 6,031			$ 7,092
Electric - Transmission - 0.17%
Terna Rete Elettrica Nazionale SpA	—	—	181,518	781	181,518	781

Electric Products - Miscellaneous - 0.28%
Legrand SA	—	—	19,714	549	19,714	549
LG Electronics Inc	—	—	4,677	488	4,677	488
Nippon Signal Co Ltd *	27,400	266	—	—	27,400	266
	$ 266		$ 1,037			$ 1,303
Electronic Components - Miscellaneous - 1.84%
AAC Acoustic Technologies Holdings Inc	262,000	430	—	—	262,000	430
Alps Electric Co Ltd (a)	58,600	344	18,600	109	77,200	453
AU Optronics Corp	—	—	209,630	251	209,630	251
Chemring Group PLC	12,222	577	2,847	134	15,069	711
CMK Corp/Japan	25,600	185	13,600	99	39,200	284
Daishinku Corp*	8,780	33	—	—	8,780	33
Hon Hai Precision Industry Co Ltd	—	—	224,470	1,050	224,470	1,050
LG Display Co Ltd	—	—	7,260	245	7,260	245
Murata Manufacturing Co Ltd	—	—	35,900	1,792	35,900	1,792
Nippon Electric Glass Co Ltd	—	—	91,000	1,253	91,000	1,253
Nitto Kogyo Corp *	4,100	41	—	—	4,100	41
Sato Corp *	5,400	56	—	—	5,400	56
SMK Corp	40,000	231	14,000	81	54,000	312
Tamura Corp *	12,000	37	—	—	12,000	37
Toshiba Corp	—	—	302,000	1,677	302,000	1,677
	$ 1,934		$ 6,691			$ 8,625
Electronic Components - Semiconductors - 1.30%
Axell Corp*	800	28	—	—	800	28
Elpida Memory Inc (a)	—	—	54,800	894	54,800	894
Epistar Corp	—	—	61,000	228	61,000	228
Hynix Semiconductor Inc (a)	—	—	11,150	222	11,150	222
Infineon Technologies AG (a)	—	—	191,339	1,065	191,339	1,065
Megachips Corp*	10,300	145	3,200	45	13,500	190
Mimasu Semiconductor Industry Co Ltd*	7,000	84	—	—	7,000	84
Samsung Electronics Co Ltd	—	—	2,828	1,939	2,828	1,939
Sanken Electric Co Ltd *	38,000	108	—	—	38,000	108
Shinko Electric Industries Co Ltd *	25,200	367	68,000	990	93,200	1,357
	$ 732		$ 5,383			$ 6,115
Electronic Connectors - 0.06%
Japan Aviation Electronics Industry Ltd	30,000	202	10,000	67	40,000	269

Electronic Parts Distribution - 0.06%
Marubun Corp*	7,124	44	—	—	7,124	44
WPG Holdings Co Ltd	—	—	148,000	258	148,000	258
	$ 44		$ 258			$ 302
E-Marketing & Information - 0.01%
Moneysupermarket.com Group PLC*	50,243	60	—	—	50,243	60

Energy - Alternate Sources - 0.01%
Alerion Cleanpower SpA (a) *	51,542	38	—	—	51,542	38

Engineering - Research & Development Services - 1.47%
Aangpanneforeningen AB *	5,087	139	—	—	5,087	139
ABB Ltd (a) *	—	—	101,926	1,965	101,926	1,965
Ausgroup Ltd*	616,209	291	184,000	87	800,209	378
COMSYS Holdings Corp*	57,300	603	10,000	105	67,300	708
Downer EDI Ltd	98,324	820	14,988	125	113,312	945
Imtech NV	22,604	610	4,914	133	27,518	743
Kandenko Co Ltd*	12,000	76	—	—	12,000	76
Monadelphous Group Ltd	26,488	340	—	—	26,488	340
NEC Networks & System Integration Corp*	37,300	451	—	—	37,300	451
Nippon Densetsu Kogyo Co Ltd*	6,000	48	—	—	6,000	48
Permasteelisa SpA (a) *	5,529	103	—	—	5,529	103
Rotary Engineering Ltd *	161,000	119	78,000	58	239,000	177
Transfield Services Ltd *	136,395	518	22,840	87	159,235	605

	International	International	Diversified	Diversified
	SmallCap	SmallCap	International	International	Combined	Combined
	Account Shares	Account Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Engineering - Research & Development Services (continued)
Yongnam Holdings Ltd *	1,060,000	$ 206	—	$ —	1,060,000	$ 206
	$ 4,324		$ 2,560			$ 6,884
Enterprise Software & Services - 0.65%
Autonomy Corp PLC (a)	—	—	49,823	1,210	49,823	1,210
Micro Focus International PLC	87,498	640	17,813	130	105,311	770
Temenos Group AG (a)	25,343	653	3,972	103	29,315	756
Totvs SA	—	—	2,500	169	2,500	169
Unit 4 Agresso NV (a) *	5,297	126	—	—	5,297	126
	$ 1,419		$ 1,612			$ 3,031
Environmental Consulting & Engineering - 0.01%
Derichebourg SA*	15,503	69	—	—	15,503	69

E-Services - Consulting - 0.07%
Atea ASA	27,800	240	8,800	76	36,600	316

Finance - Credit Card - 0.02%
Jaccs Co Ltd*	47,000	111	—	—	47,000	111

Finance - Investment Banker & Broker - 0.65%
BinckBank NV	32,872	589	5,544	99	38,416	688
Brewin Dolphin Holdings PLC*	27,529	61	—	—	27,529	61
Close Brothers Group PLC	48,466	539	7,718	86	56,184	625
Ichiyoshi Securities Co Ltd*	7,300	49	—	—	7,300	49
KGI Securities Co Ltd (a),(d)	—	—	12,603	150	12,603	150
Mediobanca SpA (a)	—	—	71,996	856	71,996	856
Mediobanca SpA - Warrants (a),(c)	—	—	68,568	11	68,568	11
Mito Securities Co Ltd*	16,000	36	—	—	16,000	36
Takagi Securities Co Ltd *	41,541	76	—	—	41,541	76
Toyo Securities Co Ltd *	17,000	31	—	—	17,000	31
Tullett Prebon PLC	84,757	379	16,116	72	100,873	451
	$ 1,760		$ 1,274			$ 3,034
Finance - Leasing Company - 0.28%
First Ship Lease Trust*	137,254	59	—	—	137,254	59
Fuyo General Lease Co Ltd*	9,800	207	—	—	9,800	207
ICHINEN HOLDINGS CO LTD*	8,800	34	—	—	8,800	34
NEC Capital Solutions Ltd*	2,035	26	—	—	2,035	26
ORIX Corp	—	—	14,400	981	14,400	981
	$ 326		$ 981			$ 1,307
Finance - Mortgage Loan/Banker - 0.04%
Paragon Group of Cos PLC *	95,860	202	—	—	95,860	202

Finance - Other Services - 0.16%
IG Group Holdings PLC	96,380	590	14,665	90	111,045	680
London Stock Exchange Group PLC	—	—	5,623	65	5,623	65
	$ 590		$ 155			$ 745
Fisheries - 0.45%
Austevoll Seafood ASA (a) *	20,000	124	—	—	20,000	124
Cermaq ASA (a) *	13,299	128	—	—	13,299	128
Marine Harvest (a)	—	—	1,073,000	780	1,073,000	780
Nippon Suisan Kaisha Ltd	96,300	272	29,700	84	126,000	356
Toyo Suisan Kaisha Ltd	—	—	32,000	738	32,000	738
	$ 524		$ 1,602			$ 2,126
Food - Dairy Products - 0.33%
China Mengniu Dairy Co Ltd (a)	—	—	79,000	281	79,000	281
Megmilk Snow Brand Co Ltd*	16,295	240	—	—	16,295	240
Morinaga Milk Industry Co Ltd	82,000	324	17,000	67	99,000	391
Yakult Honsha Co Ltd	—	—	21,700	657	21,700	657
	$ 564		$ 1,005			$ 1,569
Food - Meat Products - 0.01%
HKScan Oyj*	5,656	64	—	—	5,656	64

Food - Miscellaneous/Diversified - 1.76%
Axfood AB*	8,416	246	—	—	8,416	246
CSM	—	—	31,680	833	31,680	833
Devro PLC*	29,804	64	—	—	29,804	64
Nestle SA	—	—	80,071	3,889	80,071	3,889
Nisshin Oillio Group Ltd/The	57,000	287	18,000	91	75,000	378
Nissin Foods Holdings Co Ltd	—	—	21,100	690	21,100	690
Nutreco Holding NV	10,870	611	1,661	93	12,531	704
Unilever NV	—	—	17,755	578	17,755	578
Uni-President Enterprises Corp	—	—	236,988	292	236,988	292
Viscofan SA	18,905	480	3,429	87	22,334	567
	$ 1,688		$ 6,553			$ 8,241
Food - Retail - 0.80%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	—	—	3,377	254	3,377	254
Jeronimo Martins SGPS SA	—	—	50,060	501	50,060	501
Koninklijke Ahold NV	—	—	100,063	1,327	100,063	1,327
Metro AG	—	—	13,613	838	13,613	838

	International	International	Diversified	Diversified
	SmallCap	SmallCap	International	International	Combined	Combined
	Account Shares	Account Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Food - Retail (continued)
WM Morrison Supermarkets PLC	—	$ —	188,572	$ 841	188,572	$ 841
	$ —		$ 3,761			$ 3,761
Food - Wholesale & Distribution - 0.04%
Heng Tai Consumables Group Ltd (a) *	682,500	69	—	—	682,500	69
Kato Sangyo Co Ltd*	5,000	92	—	—	5,000	92
Yokohama Reito Co Ltd *	3,017	19	—	—	3,017	19
	$ 180		$ —			$ 180
Forestry - 0.20%
Sino-Forest Corp (a)	—	—	51,100	945	51,100	945

Gas - Distribution - 0.19%
Canadian Utilities Ltd	—	—	13,800	576	13,800	576
Just Energy Income Fund*	24,300	334	—	—	24,300	334
	$ 334		$ 576			$ 910
Gas - Transportation - 0.17%
Snam Rete Gas SpA	—	—	156,533	778	156,533	778

Gold Mining - 1.05%
Alamos Gold Inc (a) *	45,300	543	7,000	84	52,300	627
Avocet Mining PLC (a) *	62,457	107	—	—	62,457	107
IAMGOLD Corp	—	—	72,825	1,147	72,825	1,147
Red Back Mining Inc (a) *	52,161	746	11,265	161	63,426	907
SEMAFO Inc (a) *	135,900	574	21,000	89	156,900	663
Yamana Gold Inc	—	—	114,500	1,310	114,500	1,310
Zijin Mining Group Co Ltd	—	—	152,000	144	152,000	144
	$ 1,970		$ 2,935			$ 4,905
Golf - 0.04%
Accordia Golf Co Ltd *	158	169	—	—	158	169

Home Decoration Products - 0.01%
Sangetsu Co Ltd *	1,873	39	—	—	1,873	39

Home Furnishings - 0.08%
Steinhoff International Holdings Ltd (a)	—	—	133,787	376	133,787	376

Hotels & Motels - 0.06%
Millennium & Copthorne Hotels PLC*	45,417	271	—	—	45,417	271

Human Resources - 0.35%
Adecco SA	—	—	24,161	1,334	24,161	1,334
Brunel International NV*	4,488	151	—	—	4,488	151
Healthcare Locums PLC*	29,921	134	—	—	29,921	134
Sthree PLC *	4,876	23	—	—	4,876	23
	$ 308		$ 1,334			$ 1,642
Import & Export - 1.60%
Hyosung Corp	—	—	2,530	185	2,530	185
Kanematsu Corp (a) *	463,950	346	—	—	463,950	346
Marubeni Corp	—	—	304,000	1,680	304,000	1,680
Mitsubishi Corp	—	—	91,300	2,275	91,300	2,275
Mitsui & Co Ltd	—	—	130,700	1,855	130,700	1,855
Sumitomo Corp	—	—	111,700	1,138	111,700	1,138
	$ 346		$ 7,133			$ 7,479
Industrial Gases - 0.15%
Air Water Inc	49,000	577	10,000	118	59,000	695

Internet Content - Entertainment - 0.04%
Perfect World Co Ltd ADR(a)	—	—	4,853	191	4,853	191

Internet Gambling - 0.10%
bwin Interactive Entertainment AG (a)	6,983	416	1,073	64	8,056	480

Investment Companies - 0.23%
Australian Infrastructure Fund*	65,831	105	—	—	65,831	105
Kardan NV (a) *	13,649	79	—	—	13,649	79
Kinnevik Investment AB	46,183	690	8,031	120	54,214	810
Macquarie International Infrastructure Fund Ltd*	255,041	82	—	—	255,041	82
	$ 956		$ 120			$ 1,076
Investment Management & Advisory Services - 0.39%
Azimut Holding SpA	57,398	768	9,479	127	66,877	895
BlueBay Asset Management PLC*	3,461	17	—	—	3,461	17
F&C Asset Management PLC*	96,415	118	—	—	96,415	118
Kenedix Inc (a)	—	—	193	63	193	63
Schroders PLC	—	—	34,794	743	34,794	743
	$ 903		$ 933			$ 1,836
Leisure & Recreation Products - 0.06%
CTS Eventim AG*	2,826	138	—	—	2,826	138
Daiichikosho Co Ltd*	9,200	104	—	—	9,200	104
Kawai Musical Instruments Manufacturing Co Ltd*	43,000	50	—	—	43,000	50
	$ 292		$ —			$ 292

	International	International	Diversified	Diversified
	SmallCap	SmallCap	International	International	Combined	Combined
	Account Shares	Account Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Life & Health Insurance - 0.53%
Aviva PLC	—	$ —	173,654	$ 1,104	173,654	$ 1,104
Cathay Financial Holding Co Ltd (a)	—	—	276,000	514	276,000	514
China Life Insurance Co Ltd	—	—	101,000	494	101,000	494
Sanlam Ltd	—	—	114,403	353	114,403	353
	$ —		$ 2,465			$ 2,465
Lighting Products & Systems - 0.02%
Zumtobel AG (a) *	4,440	87	—	—	4,440	87

Machinery - Construction & Mining - 0.13%
Danieli & C. Officine Meccaniche SpA	17,083	425	3,652	91	20,735	516
Duro Felguera SA*	9,497	98	—	—	9,497	98
	$ 523		$ 91			$ 614
Machinery - Electrical - 0.13%
Disco Corp	—	—	10,000	627	10,000	627

Machinery - Farm - 0.01%
AG Growth International Inc*	1,653	55	—	—	1,653	55

Machinery - General Industry - 0.79%
Hosokawa Micron Corp*	8,000	30	—	—	8,000	30
Kinki Sharyo Co Ltd	35,000	274	11,000	86	46,000	360
Kone OYJ	—	—	29,971	1,285	29,971	1,285
Metso Oyj	—	—	29,647	1,044	29,647	1,044
Sintokogio Ltd *	12,400	88	—	—	12,400	88
Sumitomo Heavy Industries Ltd	—	—	178,000	902	178,000	902
	$ 392		$ 3,317			$ 3,709
Machinery - Material Handling - 0.02%
Tsubakimoto Chain Co *	27,000	106	—	—	27,000	106

Machinery - Pumps - 0.15%
Weir Group PLC/The	53,939	622	8,357	96	62,296	718

Medical - Biomedical/Gene - 0.04%
Biotest AG*	2,092	103	—	—	2,092	103
Medigene AG (a) *	9,461	49	—	—	9,461	49
Pharming Group NV (a) *	64,953	42	—	—	64,953	42
	$ 194		$ —			$ 194
Medical - Drugs - 5.13%
Actelion Ltd (a)	—	—	16,970	907	16,970	907
ASKA Pharmaceutical Co Ltd*	7,000	48	—	—	7,000	48
AstraZeneca PLC	—	—	62,837	2,952	62,837	2,952
Boiron SA*	2,255	97	—	—	2,255	97
Chugai Pharmaceutical Co Ltd	—	—	43,200	808	43,200	808
Dr Reddys Laboratories Ltd	—	—	17,245	422	17,245	422
GlaxoSmithKline PLC	—	—	69,622	1,476	69,622	1,476
Miraca Holdings Inc	20,200	556	5,000	138	25,200	694
Nippon Shinyaku Co Ltd	33,000	369	6,863	77	39,863	446
Novartis AG	—	—	81,721	4,466	81,721	4,466
Novo Nordisk A/S	—	—	23,708	1,515	23,708	1,515
Oriola-KD OYJ *	26,110	165	—	—	26,110	165
Pronova BioPharma AS (a) *	29,146	88	—	—	29,146	88
Recordati SpA *	21,651	161	—	—	21,651	161
Roche Holding AG	—	—	27,453	4,698	27,453	4,698
Sanofi-Aventis SA	—	—	47,908	3,771	47,908	3,771
Shire PLC	—	—	54,342	1,061	54,342	1,061
Stallergenes *	2,016	170	—	—	2,016	170
United Laboratories Ltd/The *	178,000	94	—	—	178,000	94
	$ 1,748		$ 22,291			$ 24,039
Medical - Generic Drugs - 0.15%
Teva Pharmaceutical Industries Ltd ADR	—	—	9,368	526	9,368	526
Towa Pharmaceutical Co Ltd	2,400	111	1,100	51	3,500	162
	$ 111		$ 577			$ 688
Medical - Wholesale Drug Distribution - 0.15%
Meda AB	64,328	579	12,672	114	77,000	693

Medical Laboratory & Testing Service - 0.08%
BML Inc*	9,000	246	—	—	9,000	246
CML Healthcare Income Fund*	11,100	146	—	—	11,100	146
	$ 392		$ —			$ 392
Medical Products - 0.35%
Aspen Pharmacare Holdings Ltd (a)	—	—	18,931	189	18,931	189
Nipro Corp	20,941	433	4,089	85	25,030	518
Orthofix International NV (a) *	1,745	54	—	—	1,745	54
Sonova Holding AG *	6,545	793	—	—	6,545	793
Sorin SpA (a) *	32,780	63	—	—	32,780	63
	$ 1,343		$ 274			$ 1,617
Metal - Copper - 0.56%
Antofagasta PLC	—	—	101,526	1,615	101,526	1,615
Kazakhmys PLC (a)	—	—	31,990	677	31,990	677

	International	International	Diversified	Diversified
	SmallCap	SmallCap	International	International	Combined	Combined
	Account Shares	Account Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Metal - Copper (continued)
Sterlite Industries India Ltd ADR	—	$ —	19,454	$ 354	19,454	$ 354
	$ —		$ 2,646			$ 2,646
Metal - Diversified - 1.60%
Boliden AB*	64,143	824	12,745	163	76,888	987
Breakwater Resources Ltd (a) *	168,000	66	—	—	168,000	66
Chuo Denki Kogyo Co Ltd*	7,000	51	—	—	7,000	51
FNX Mining Co Inc (a) *	45,000	496	9,800	108	54,800	604
KGHM Polska Miedz SA	—	—	16,999	627	16,999	627
MMC Norilsk Nickel ADR(a)	—	—	25,487	366	25,487	366
Rio Tinto Ltd	—	—	71,440	4,775	71,440	4,775
	$ 1,437		$ 6,039			$ 7,476
Metal - Iron - 0.24%
Ferrexpo PLC*	83,821	267	—	—	83,821	267
Mount Gibson Iron Ltd (a)	218,414	322	50,792	75	269,206	397
Novolipetsk Steel OJSC (a)	—	—	15,285	467	15,285	467
	$ 589		$ 542			$ 1,131
Metal Processors & Fabrication - 0.18%
Kitz Corp*	29,000	141	—	—	29,000	141
Nachi-Fujikoshi Corp*	35,000	76	—	—	35,000	76
NTN Corp	—	—	137,000	619	137,000	619
	$ 217		$ 619			$ 836
Metal Products - Distribution - 0.02%
Daiichi Jitsugyo Co Ltd*	28,954	75	—	—	28,954	75

Metal Products - Fasteners - 0.01%
Oiles Corp *	1,922	27	—	—	1,922	27

Mining Services - 0.01%
Ausdrill Ltd*	33,161	62	—	—	33,161	62

Miscellaneous Manufacturers - 0.03%
GWA International Ltd*	29,235	84	—	—	29,235	84
Peace Mark Holdings Ltd (a),(b) *	300,000	—	—	—	300,000	—
Sperian Protection *	642	46	—	—	642	46
	$ 130		$ —			$ 130
Mortgage Banks - 0.17%
Aareal Bank AG (a)	13,424	256	3,352	64	16,776	320
Home Capital Group Inc*	9,500	379	2,600	104	12,100	483
	$ 635		$ 168			$ 803
Multi-Line Insurance - 0.54%
AXA SA	—	—	31,733	746	31,733	746
Baloise Holding AG	—	—	9,896	822	9,896	822
CNP Assurances	—	—	9,263	898	9,263	898
Tower Ltd *	38,982	57	—	—	38,982	57
	$ 57		$ 2,466			$ 2,523
Multimedia - 0.34%
Quebecor Inc *	13,317	346	—	—	13,317	346
WPP PLC	—	—	127,202	1,244	127,202	1,244
	$ 346		$ 1,244			$ 1,590
Networking Products - 0.10%
DragonWave Inc (a) *	31,155	357	8,800	101	39,955	458

Non-Ferrous Metals - 0.17%
China Molybdenum Co Ltd	—	—	175,000	139	175,000	139
Grupo Mexico SAB de CV	—	—	145,900	334	145,900	334
Korea Zinc Co Ltd	—	—	1,450	253	1,450	253
Minara Resources Ltd (a) *	79,902	58	—	—	79,902	58
Recylex SA (a) *	1,985	25	—	—	1,985	25
	$ 83		$ 726			$ 809
Office Automation & Equipment - 0.50%
Canon Inc	—	—	55,300	2,353	55,300	2,353

Office Supplies & Forms - 0.01%
Pilot Corp *	34	38	—	—	34	38

Oil - Field Services - 0.92%
Acergy SA	36,200	571	—	—	36,200	571
Petrofac Ltd	—	—	85,037	1,423	85,037	1,423
Technip SA	—	—	21,263	1,497	21,263	1,497
TGS Nopec Geophysical Co ASA (a)	37,500	679	7,100	129	44,600	808
	$ 1,250		$ 3,049			$ 4,299
Oil Company - Exploration & Production - 1.88%
Alliance Oil Co Ltd (a)	40,356	574	6,547	93	46,903	667
AWE Ltd (a)	176,160	441	43,351	109	219,511	550
Bankers Petroleum Ltd (a) *	138,500	822	25,600	152	164,100	974
Baytex Energy Trust*	31,900	904	5,800	164	37,700	1,068
Celtic Exploration Ltd (a) *	21,966	438	—	—	21,966	438
CNOOC Ltd	—	—	137,000	214	137,000	214

	International	International	Diversified	Diversified
	SmallCap	SmallCap	International	International	Combined	Combined
	Account Shares	Account Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Oil Company - Exploration & Production (continued)
Dana Petroleum PLC (a) *	24,183	$ 457	5,519	$ 104	29,702	$ 561
Det Norske Oljeselskap ASA (a) *	13,986	82	—	—	13,986	82
EnCana Corp	—	—	54,158	1,762	54,158	1,762
Gazprom OAO	—	—	32,859	823	32,859	823
Gazprom OAO (b),(d)	—	—	3,832	240	3,832	240
NovaTek OAO	—	—	4,063	265	4,063	265
Petrominerales Ltd (a) *	11,363	204	—	—	11,363	204
Premier Oil PLC (a)	27,951	496	6,196	110	34,147	606
PTT Public Company Limited (b)	—	—	33,300	246	33,300	246
Total Gabon *	255	96	—	—	255	96
	$ 4,514		$ 4,282			$ 8,796
Oil Company - Integrated - 5.29%
BG Group PLC	—	—	158,375	2,859	158,375	2,859
BP PLC	—	—	512,261	4,945	512,261	4,945
Cenovus Energy, Inc	—	—	45,558	1,152	45,558	1,152
China Petroleum & Chemical Corp	—	—	764,000	673	764,000	673
ENI SpA	—	—	34,682	884	34,682	884
Husky Energy Inc	—	—	33,100	950	33,100	950
Lukoil OAO ADR	—	—	9,649	544	9,649	544
Pacific Rubiales Energy Corp (a) *	49,400	728	—	—	49,400	728
PetroChina Co Ltd	—	—	661,199	786	661,199	786
Petroleo Brasileiro SA ADR	—	—	53,517	2,552	53,517	2,552
Rosneft Oil Co	—	—	97,452	832	97,452	832
Royal Dutch Shell PLC - A Shares	—	—	47,950	1,451	47,950	1,451
Royal Dutch Shell PLC - B Shares	—	—	34,211	996	34,211	996
Statoil ASA	—	—	84,300	2,107	84,300	2,107
Tatneft ADR	—	—	6,764	195	6,764	195
Total SA	—	—	48,865	3,141	48,865	3,141
	$ 728		$ 24,067			$ 24,795
Oil Refining & Marketing - 0.30%
DCC PLC	29,751	832	5,447	152	35,198	984
Reliance Industries Ltd (d)	—	—	9,562	444	9,562	444
	$ 832		$ 596			$ 1,428
Paper & Related Products - 0.84%
Billerud AB	31,499	234	9,729	72	41,228	306
DS Smith PLC*	65,523	134	—	—	65,523	134
Fibria Celulose SA ADR(a)	—	—	14,209	324	14,209	324
Lee & Man Paper Manufacturing Ltd*	704,720	486	536,000	370	1,240,720	856
Nippon Paper Group Inc	—	—	24,800	633	24,800	633
Portucel Empresa Produtora de Pasta e Papel SA *	41,678	118	—	—	41,678	118
Smurfit Kappa Group PLC (a) *	27,896	247	—	—	27,896	247
Svenska Cellulosa AB	—	—	99,144	1,325	99,144	1,325
	$ 1,219		$ 2,724			$ 3,943
Petrochemicals - 0.03%
LG Chem Ltd	—	—	752	147	752	147

Pharmacy Services - 0.09%
SXC Health Solutions Corp (a) *	5,100	279	2,800	153	7,900	432

Photo Equipment & Supplies - 0.22%
FUJIFILM Holdings Corp	—	—	33,100	1,000	33,100	1,000
Vitec Group PLC/The *	6,020	38	—	—	6,020	38
	$ 38		$ 1,000			$ 1,038
Platinum - 0.14%
Eastern Platinum Ltd (a) *	223,616	196	—	—	223,616	196
Impala Platinum Holdings Ltd	—	—	17,333	475	17,333	475
	$ 196		$ 475			$ 671
Printing - Commercial - 0.15%
Dai Nippon Printing Co Ltd	—	—	54,000	689	54,000	689

Professional Sports - 0.01%
Juventus Football Club SpA (a) *	18,388	24	—	—	18,388	24

Property & Casualty Insurance - 0.29%
Admiral Group PLC	—	—	4,426	85	4,426	85
Amlin PLC	97,774	565	109,223	630	206,997	1,195
Chaucer Holdings PLC*	78,822	58	—	—	78,822	58
Novae Group PLC *	5,822	28	—	—	5,822	28
	$ 651		$ 715			$ 1,366
Public Thoroughfares - 0.32%
Atlantia SpA	—	—	45,754	1,197	45,754	1,197
Societa Iniziative Autostradali e Servizi SpA *	11,643	109	—	—	11,643	109
Zhejiang Expressway Co Ltd	—	—	196,000	181	196,000	181
	$ 109		$ 1,378			$ 1,487
Publishing - Newspapers - 0.03%
Gruppo Editoriale L'Espresso SpA (a) *	46,691	150	—	—	46,691	150

Real Estate Management & Services - 0.71%
Allied Properties HK Ltd (a) *	942,000	174	—	—	942,000	174

	International	International	Diversified	Diversified
	SmallCap	SmallCap	International	International	Combined	Combined
	Account Shares	Account Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Real Estate Management & Services (continued)
Arnest One Corp	24,097	$ 245	6,000	$ 61	30,097	$ 306
Beni Stabili SpA*	133,143	109	—	—	133,143	109
Citycon Oyj*	30,652	129	—	—	30,652	129
Deutsche Euroshop AG	10,547	357	—	—	10,547	357
Fabege AB*	27,274	171	19,189	120	46,463	291
Hufvudstaden AB*	29,939	227	—	—	29,939	227
Lend Lease Group	—	—	90,432	836	90,432	836
Nexity*	13,606	495	2,859	104	16,465	599
PSP Swiss Property AG (a)	—	—	1,817	103	1,817	103
Sumitomo Real Estate Sales Co Ltd *	4,370	181	—	—	4,370	181
	$ 2,088		$ 1,224			$ 3,312
Real Estate Operator & Developer - 1.22%
Agile Property Holdings Ltd	—	—	110,000	160	110,000	160
Brookfield Asset Management Inc	—	—	68,104	1,520	68,104	1,520
Cyrela Brazil Realty SA	—	—	20,092	282	20,092	282
Grainger PLC*	2,139	4	—	—	2,139	4
Great Eagle Holdings Ltd	167,000	433	28,000	73	195,000	506
Hongkong Land Holdings Ltd	—	—	221,000	1,088	221,000	1,088
Huaku Development Co Ltd	—	—	52,000	132	52,000	132
K Wah International Holdings Ltd*	331,000	122	—	—	331,000	122
Klovern AB*	29,500	94	—	—	29,500	94
KWG Property Holding Ltd	—	—	300,500	229	300,500	229
Norwegian Property ASA (a) *	197,000	457	30,000	70	227,000	527
Rossi Residencial SA	—	—	36,246	318	36,246	318
Shenzhen Investment Ltd	—	—	282,000	119	282,000	119
Shimao Property Holdings Ltd	—	—	125,500	235	125,500	235
Sino-Ocean Land Holdings Ltd	—	—	59,500	55	59,500	55
ST Modwen Properties PLC (a) *	14,893	47	—	—	14,893	47
Unite Group PLC (a) *	20,477	99	—	—	20,477	99
Unitech Ltd	—	—	111,113	195	111,113	195
	$ 1,256		$ 4,476			$ 5,732
Recreational Vehicles - 0.01%
Aicon SpA (a) *	56,382	25	—	—	56,382	25

Regional Banks-Non US - 0.08%
Banque Cantonale Vaudoise (a) *	940	373	—	—	940	373

Reinsurance - 0.31%
Hannover Rueckversicherung AG (a)	9,310	439	21,490	1,012	30,800	1,451

REITS - Apartments - 0.11%
BLife Investment Corp*	27	119	—	—	27	119
FC Residential Investment Corp*	18	39	—	—	18	39
Nippon Accommodations Fund Inc*	46	241	—	—	46	241
Nippon Residential Investment Corp *	57	138	—	—	57	138
	$ 537		$ —			$ 537
REITS - Diversified - 0.82%
CapitaCommercial Trust*	731,000	606	136,000	113	867,000	719
Challenger Diversified Property Group*	71,129	30	—	—	71,129	30
Eurocommercial Properties NV	—	—	1,939	80	1,939	80
Fukuoka REIT Corp*	24	126	—	—	24	126
Kenedix Realty Investment Corp	137	375	30	82	167	457
Mori Hills REIT Investment Corp*	42	129	—	—	42	129
Suntec Real Estate Investment Trust *	585,000	560	139,238	134	724,238	694
Top REIT Inc *	16	71	—	—	16	71
Unibail-Rodamco SE	—	—	6,754	1,485	6,754	1,485
Wereldhave Belgium NV *	331	29	—	—	331	29
	$ 1,926		$ 1,894			$ 3,820
REITS - Office Property - 0.32%
Great Portland Estates PLC	126,707	586	19,477	90	146,184	676
GZI Real Estate Investment Trust*	299,000	113	—	—	299,000	113
Japan Excellent Inc*	55	245	—	—	55	245
MID REIT Inc*	47	100	—	—	47	100
Nippon Commercial Investment Corp*	212	308	36	52	248	360
Societe de la Tour Eiffel *	331	25	—	—	331	25
	$ 1,377		$ 142			$ 1,519
REITS - Shopping Centers - 0.26%
CapitaMall Trust	—	—	538,000	687	538,000	687
Fortune Real Estate Investment Trust*	259,000	104	—	—	259,000	104
Frasers Centrepoint Trust*	13,359	13	—	—	13,359	13
Vastned Retail NV *	5,086	335	1,395	92	6,481	427
	$ 452		$ 779			$ 1,231
REITS - Storage - 0.03%
Big Yellow Group PLC (a) *	15,557	89	12,065	69	27,622	158

Retail - Apparel & Shoe - 0.07%
Aoyama Trading Co Ltd	—	—	4,100	52	4,100	52
Le Chateau Inc*	2,900	38	—	—	2,900	38
Lojas Renner SA	—	—	9,300	210	9,300	210

	International	International	Diversified	Diversified
	SmallCap	SmallCap	International	International	Combined	Combined
	Account Shares	Account Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Retail - Apparel & Shoe (continued)
Right On Co Ltd *	4,900	$ 38	—	$ —	4,900	$ 38
	$ 76		$ 262			$ 338
Retail - Automobile - 0.09%
PT Astra International Tbk	—	—	120,000	441	120,000	441

Retail - Bookstore - 0.04%
Village Vanguard Co Ltd *	8	30	—	—	8	30
WH Smith PLC	—	—	17,014	135	17,014	135
	$ 30		$ 135			$ 165
Retail - Building Products - 0.76%
BSS Group PLC*	15,767	61	—	—	15,767	61
Kingfisher PLC	—	—	430,178	1,583	430,178	1,583
Travis Perkins PLC (a)	59,219	811	79,523	1,089	138,742	1,900
	$ 872		$ 2,672			$ 3,544
Retail - Catalog Shopping - 0.01%
Belluna Co Ltd*	6,802	28	—	—	6,802	28

Retail - Consumer Electronics - 0.35%
EDION Corp	34,400	372	7,000	76	41,400	448
GOME Electrical Appliances Holdings Ltd (a)	—	—	442,000	159	442,000	159
JB Hi-Fi Ltd	40,058	810	8,226	166	48,284	976
Mobilezone Holding AG*	5,232	39	—	—	5,232	39
	$ 1,221		$ 401			$ 1,622
Retail - Convenience Store - 0.27%
Alimentation Couche Tard Inc	—	—	58,400	1,160	58,400	1,160
Ministop Co Ltd*	4,880	59	—	—	4,880	59
President Chain Store Corp	—	—	22,000	52	22,000	52
	$ 59		$ 1,212			$ 1,271
Retail - Discount - 0.17%
Harvey Norman Holdings Ltd	—	—	208,279	786	208,279	786

Retail - Drug Store - 0.06%
Cosmos Pharmaceutical Corp*	9,200	232	—	—	9,200	232
Sogo Medical Co Ltd *	1,500	34	—	—	1,500	34
	$ 266		$ —			$ 266
Retail - Home Furnishings - 0.24%
Dunelm Group PLC*	18,124	111	—	—	18,124	111
Nitori Co Ltd	—	—	13,472	1,003	13,472	1,003
	$ 111		$ 1,003			$ 1,114
Retail - Hypermarkets - 0.06%
Wal-Mart de Mexico SAB de CV	—	—	59,000	264	59,000	264

Retail - Jewelry - 0.30%
Compagnie Financiere Richemont SA	—	—	39,358	1,324	39,358	1,324
Folli-Follie SA*	5,086	95	—	—	5,086	95
	$ 95		$ 1,324			$ 1,419
Retail - Major Department Store - 0.73%
Home Retail Group PLC	92,107	418	156,915	712	249,022	1,130
Lotte Shopping Co Ltd	—	—	1,206	357	1,206	357
Marks & Spencer Group PLC	—	—	132,257	854	132,257	854
PPR	—	—	9,047	1,087	9,047	1,087
	$ 418		$ 3,010			$ 3,428
Retail - Miscellaneous/Diversified - 0.61%
Amplifon SpA (a) *	34,027	147	—	—	34,027	147
Arcs Co Ltd*	8,261	109	—	—	8,261	109
Debenhams PLC (a) *	349,156	437	76,329	95	425,485	532
Heiwado Co Ltd*	8,269	95	—	—	8,269	95
Kasumi Co Ltd*	8,231	40	—	—	8,231	40
Wesfarmers Ltd	—	—	68,450	1,916	68,450	1,916
	$ 828		$ 2,011			$ 2,839
Retail - Restaurants - 0.11%
Domino's Pizza UK & IRL PLC*	34,433	165	—	—	34,433	165
McDonald's Holdings Co Japan Ltd*	14,037	269	4,569	87	18,606	356
	$ 434		$ 87			$ 521
Retail - Sporting Goods - 0.06%
Alpen Co Ltd*	5,333	79	—	—	5,333	79
Xebio Co Ltd *	6,800	120	4,000	71	10,800	191
	$ 199		$ 71			$ 270
Retail - Toy Store - 0.06%
Jumbo SA*	22,696	287	—	—	22,696	287

Retail - Vision Service Center - 0.04%
Megane TOP Co Ltd*	15,740	172	—	—	15,740	172

Rubber & Plastic Products - 0.08%
JSP Corp*	3,767	40	—	—	3,767	40
Nippon Valqua Industries Ltd *	12,666	24	—	—	12,666	24
Sekisui Plastics Co Ltd *	5,784	27	—	—	5,784	27

	International	International	Diversified	Diversified
	SmallCap	SmallCap	International	International	Combined	Combined
	Account Shares	Account Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Rubber & Plastic Products (continued)
Semperit AG Holding *	5,699	$ 220	—	$ —	5,699	$ 220
Tokai Rubber Industries Inc *	6,000	62	—	—	6,000	62
	$ 373		$ —			$ 373
Satellite Telecommunications - 0.19%
Eutelsat Communications	—	—	27,728	890	27,728	890

Schools - 0.03%
Meiko Network Japan Co Ltd*	5,859	37	—	—	5,859	37
Navitas Ltd*	22,937	84	—	—	22,937	84
	$ 121		$ —			$ 121
Security Services - 0.17%
Prosegur Cia de Seguridad SA	13,150	644	3,104	152	16,254	796

Semiconductor Component - Integrated Circuits - 0.53%
CSR PLC (a)	72,483	476	14,741	97	87,224	573
Novatek Microelectronics Corp Ltd	—	—	85,000	284	85,000	284
Richtek Technology Corp	—	—	29,000	296	29,000	296
Taiwan Semiconductor Manufacturing Co Ltd	—	—	652,140	1,314	652,140	1,314
	$ 476		$ 1,991			$ 2,467
Semiconductor Equipment - 1.20%
Aixtron AG	29,245	978	39,021	1,304	68,266	2,282
ASM International NV (a)	16,643	420	3,073	78	19,716	498
ASML Holding NV	—	—	46,493	1,589	46,493	1,589
Shinkawa Ltd *	4,200	67	—	—	4,200	67
Tokyo Electron Ltd	—	—	18,600	1,194	18,600	1,194
	$ 1,465		$ 4,165			$ 5,630
Shipbuilding - 0.01%
Namura Shipbuilding Co Ltd*	12,700	65	—	—	12,700	65

Soap & Cleaning Products - 0.56%
Mcbride PLC*	59,972	204	—	—	59,972	204
Reckitt Benckiser Group PLC	—	—	44,841	2,427	44,841	2,427
	$ 204		$ 2,427			$ 2,631
Special Purpose Banks - 0.05%
Industrial Bank of Korea	—	—	18,120	217	18,120	217

Steel - Producers - 1.40%
Angang Steel Co Ltd	—	—	104,000	227	104,000	227
BlueScope Steel Ltd	—	—	444,218	1,226	444,218	1,226
China Steel Corp	—	—	102,214	105	102,214	105
Chubu Steel Plate Co Ltd*	11,000	58	—	—	11,000	58
Cia Siderurgica Nacional SA ADR	—	—	11,143	356	11,143	356
Delta PLC*	44,141	99	—	—	44,141	99
Evraz Group SA (a)	—	—	5,360	150	5,360	150
JFE Holdings Inc	—	—	55,200	2,183	55,200	2,183
JSW Steel Ltd	—	—	12,600	273	12,600	273
Kyoei Steel Ltd	13,300	245	2,900	53	16,200	298
Mechel ADR	—	—	8,626	162	8,626	162
Nakayama Steel Works Ltd*	28,204	39	—	—	28,204	39
POSCO ADR	—	—	6,831	896	6,831	896
Ternium SA ADR(a)	—	—	9,381	332	9,381	332
Tubos Reunidos SA *	17,517	54	—	—	17,517	54
Yodogawa Steel Works Ltd *	24,000	98	—	—	24,000	98
	$ 593		$ 5,963			$ 6,556
Steel - Specialty - 0.06%
Citic Pacific Ltd	—	—	82,000	219	82,000	219
Mitsubishi Steel Manufacturing Co Ltd*	33,000	56	—	—	33,000	56
	$ 56		$ 219			$ 275
Steel Pipe & Tube - 0.06%
Armtec Infrastructure Income Fund*	11,606	282	—	—	11,606	282

Storage & Warehousing - 0.03%
Sumitomo Warehouse Co Ltd/The *	28,000	127	—	—	28,000	127

Sugar - 0.02%
Mitsui Sugar Co Ltd*	23,000	74	—	—	23,000	74

Telecommunication Equipment - 0.12%
Advanced Digital Broadcast Holdings SA (a) *	2,258	111	—	—	2,258	111
COM DEV International Ltd (a) *	20,000	66	—	—	20,000	66
Oki Electric Industry Co Ltd (a) *	307,433	255	47,000	39	354,433	294
Spirent Communications PLC *	60,343	99	—	—	60,343	99
	$ 531		$ 39			$ 570
Telecommunication Services - 1.27%
China Telecom Corp Ltd	—	—	216,000	89	216,000	89
Jazztel PLC (a) *	317,925	121	—	—	317,925	121
Singapore Telecommunications Ltd	—	—	612,000	1,349	612,000	1,349
Telekomunikasi Indonesia Tbk PT	—	—	345,500	344	345,500	344
Telenet Group Holding NV (a)	17,025	486	4,758	136	21,783	622

	International	International	Diversified	Diversified
	SmallCap	SmallCap	International	International	Combined	Combined
	Account Shares	Account Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Telecommunication Services (continued)
Telenor ASA	—	$ —	150,800	$ 2,111	150,800	$ 2,111
TeliaSonera AB	—	—	179,939	1,303	179,939	1,303
	$ 607		$ 5,332			$ 5,939
Telephone - Integrated - 1.29%
Bezeq Israeli Telecommunication Corp Ltd	—	—	139,055	351	139,055	351
Freenet AG (a) *	10,826	147	—	—	10,826	147
Portugal Telecom SGPS SA	—	—	112,630	1,375	112,630	1,375
Telefonica SA	—	—	149,432	4,186	149,432	4,186
	$ 147		$ 5,912			$ 6,059
Television - 0.61%
ITV PLC (a)	—	—	655,645	552	655,645	552
M6-Metropole Television	18,131	465	30,366	778	48,497	1,243
Societe Television Francaise 1	—	—	47,064	865	47,064	865
TV Asahi Corp *	141	201	—	—	141	201
	$ 666		$ 2,195			$ 2,861
Textile - Products - 0.02%
Kurabo Industries Ltd*	54,000	82	—	—	54,000	82

Therapeutics - 0.03%
ThromboGenics NV (a) *	6,502	140	—	—	6,502	140

Tobacco - 0.93%
British American Tobacco PLC	—	—	70,553	2,290	70,553	2,290
Imperial Tobacco Group PLC	—	—	66,153	2,086	66,153	2,086
	$ —		$ 4,376			$ 4,376
Tools - Hand Held - 0.24%
Makita Corp	—	—	32,800	1,127	32,800	1,127

Transport - Marine - 0.30%
Clarkson PLC*	4,620	55	—	—	4,620	55
Farstad Shipping ASA*	1,600	35	—	—	1,600	35
Inui Steamship Co Ltd*	20,854	146	11,300	79	32,154	225
Jinhui Shipping & Transportation Ltd (a) *	20,000	88	—	—	20,000	88
Mercator Lines Singapore Ltd*	299,177	65	—	—	299,177	65
Pacific Basin Shipping Ltd	692,000	496	146,000	105	838,000	601
Sincere Navigation	—	—	182,000	240	182,000	240
Stolt-Nielsen SA *	8,300	115	—	—	8,300	115
	$ 1,000		$ 424			$ 1,424
Transport - Rail - 0.03%
Ansaldo STS SpA	—	—	3,810	73	3,810	73
Construcciones y Auxiliar de Ferrocarriles SA	—	—	168	90	168	90
	$ —		$ 163			$ 163
Transport - Services - 0.21%
Koninklijke Vopak NV (a)	8,398	666	2,078	165	10,476	831
TransForce Inc *	21,494	172	—	—	21,494	172
	$ 838		$ 165			$ 1,003
Transport - Truck - 0.37%
Fukuyama Transporting Co Ltd*	50,000	230	—	—	50,000	230
Hamakyorex Co Ltd*	2,613	60	—	—	2,613	60
Seino Holdings Corp	71,000	451	15,000	95	86,000	546
Yamato Holdings Co Ltd	—	—	65,000	905	65,000	905
	$ 741		$ 1,000			$ 1,741
Veterinary Products - 0.02%
Dechra Pharmaceuticals Plc*	10,772	85	—	—	10,772	85

Water - 0.02%
Pennon Group PLC	—	—	9,732	84	9,732	84

Wire & Cable Products - 0.31%
Bekaert SA	5,193	802	873	135	6,066	937
Draka Holding NV (a) *	7,384	142	—	—	7,384	142
Fujikura Ltd	—	—	26,000	135	26,000	135
Hitachi Cable Ltd*	79,653	241	—	—	79,653	241
	$ 1,185		$ 270			$ 1,455
Wireless Equipment - 0.04%
Hitachi Kokusai Electric Inc*	12,000	105	8,000	70	20,000	175

TOTAL COMMON STOCKS	$ 99,714		$ 358,191			$ 457,905

	International	International	Diversified	Diversified
	SmallCap	SmallCap	International	International	Combined	Combined
	Account Shares	Account Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
PREFERRED STOCKS - 0.97%	Held	(000's)	Held	(000's)	Held	(000's)
Commercial Banks - 0.28%
Banco Bradesco SA	—	—	34,909	729	34,909	729
Itau Unibanco Holding SA	—	—	26,815	595	26,815	595
	$ —		$ 1,324			$ 1,324

	International	International	Diversified	Diversified
	SmallCap	SmallCap	International	International	Combined	Combined
	Account Shares	Account Value	Account Shares	Account Value	Portfolio Shares	Portfolio Value
PREFERRED STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Diversified Minerals - 0.37%
Vale SA	—	$ —	71,044	$ 1,720	71,044	$ 1,720

Electric - Distribution - 0.03%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	—	—	7,200	143	7,200	143

Investment Companies - 0.00%
Lereko Mobility Pty Ltd (a)	—	—	1,113	6	1,113	6

Television - 0.29%
ProSiebenSat.1 Media AG	54,320	635	61,735	721	116,055	1,356

TOTAL PREFERRED STOCKS	$ 635		$ 3,914			$ 4,549

	International		Diversified
	SmallCap	International	International	Diversified	Combined
	Account	SmallCap	Account	International	Portfolio	Combined
	Principal	Account Value	Principal	Account Value	Principal	Portfolio Value
REPURCHASE AGREEMENTS - 0.99%	Amount (000's)	(000's)	Amount (000's)	(000's)	Amount (000's)	(000's)
Diversified Banking Institutions - 0.99%
Investment in Joint Trading Account; Bank of America Repurchase	$ 367	$ 367	$ 1,665	$ 1,665	$ 2,032	$ 2,032
Agreement; 0.005% dated 12/31/09 maturing 01/04/10
(collateralized by Sovereign Agency Issues; $2,072,000; 0.00% -
3.75%; dated 01/26/10 - 04/15/26) *
Investment in Joint Trading Account; Deutsche Bank Repurchase	113	113	512	512	625	625
Agreement; 0.01% dated 12/31/09 maturing 01/04/10
(collateralized by Sovereign Agency Issues; $637,000; 0.00% -
4.75%; dated 02/22/10 - 11/19/12) *
Investment in Joint Trading Account; Morgan Stanley Repurchase	355	355	1,613	1,613	1,968	1,968
Agreement; 0.01% dated 12/31/09 maturing 01/04/10
(collateralized by Sovereign Agency Issues; $2,009,000; 0.00% -
0.90%; dated 01/15/10 - 04/08/10) *
	$ 835		$ 3,790			$ 4,625
TOTAL REPURCHASE AGREEMENTS	$ 835		$ 3,790			$ 4,625
Total Investments	$ 101,184		$ 365,895			$ 467,079
Other Assets in Excess of Liabilities, Net - 0.32%	$ 796		$ 708			$ 1,504
Reorganization and Trading Costs						(345)
TOTAL NET ASSETS - 100.00%	$ 101,980		$ 366,603			$ 468,238

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $82 and $652 or 0.16% of net assets.
(c)	Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 and $834 or 0.18% of net assets.
*	Security or a portion of the security will be disposed of in order to meet the investment strategies and/or restrictions of the Acquiring Fund.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Diversified
	International	International	Combined Portfolio
	SmallCap Account	Account
Unrealized Appreciation	$ 20,930	$ 62,292	$ 83,222
Unrealized Depreciation	(5,755)	(17,041)	(22,796)
Net Unrealized Appreciation (Depreciation)	$ 15,175	$ 45,251	$ 60,426
Cost for federal income tax purposes	$ 86,009	$ 320,644	$ 406,653
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
		Diversified
	International	International	Combined Portfolio
Sector/Country	SmallCap Account	Account
Japan	21.90%	16.00%	17.28%
United Kingdom	17.21%	17.00%	17.05%
Canada	10.76%	5.46%	6.62%
Australia	6.73%	5.04%	5.40%
Switzerland	3.00%	8.28%	7.13%
France	3.35%	7.80%	6.83%
Germany	4.14%	4.17%	4.17%
Italy	4.65%	2.49%	2.96%
Netherlands	4.37%	2.60%	2.98%
Hong Kong	3.27%	2.99%	3.05%
Spain	2.29%	3.55%	3.28%
Sweden	4.06%	1.57%	2.11%
Norway	2.14%	1.96%	1.99%
Singapore	2.26%	1.72%	1.83%
China	0.42%	2.21%	1.82%
Brazil	0.00%	2.50%	1.96%
Belgium	1.66%	0.78%	0.97%
Korea, Republic Of	0.00%	2.00%	1.57%
Russian Federation	0.56%	1.42%	1.24%
United States	0.82%	1.03%	0.99%
Denmark	1.08%	0.77%	0.84%
Ireland	1.43%	0.35%	0.59%
Finland	1.10%	0.67%	0.76%
Taiwan, Province Of China	0.00%	1.77%	1.38%
Greece	0.38%	0.91%	0.79%
India	0.00%	1.09%	0.85%
Austria	0.75%	0.02%	0.18%
Portugal	0.21%	0.51%	0.45%
South Africa	0.00%	0.65%	0.51%
Mexico	0.00%	0.59%	0.46%
Cyprus	0.50%	0.02%	0.13%
Indonesia	0.00%	0.40%	0.31%
Poland	0.00%	0.30%	0.24%
Israel	0.00%	0.30%	0.23%
Turkey	0.00%	0.29%	0.23%
Thailand	0.00%	0.18%	0.14%
Luxembourg	0.00%	0.13%	0.10%
Malaysia	0.00%	0.13%	0.10%
Hungary	0.00%	0.10%	0.08%
Liechtenstein	0.07%	0.00%	0.02%
New Zealand	0.06%	0.00%	0.01%
Chile	0.00%	0.06%	0.04%
Netherlands Antilles	0.05%	0.00%	0.01%
Other Assets in Excess of Liabilities, Net	0.78%	0.19%	0.32%
TOTAL NET ASSETS	100.00%	100.00%	100.00%

Schedule of Investments

December 31, 2009

	Short-Term Bond		Short-Term Income		Combined Portfolio
	Account Principal	Short-Term Bond	Account Principal	Short-Term Income	Principal Amount	Combined Portfolio
BONDS - 80.40%	Amount (000's)	Account Value (000's)	Amount (000's)	Account Value (000's)	(000's)	Value (000's)
Aerospace & Defense - 0.71%
BAE Systems Holdings Inc
4.75%, 8/15/2010(a)	$ 250	$ 254	$ —	$ —	$ 250	$ 254
Boeing Co/The
1.88%, 11/20/2012	800	791	—	—	800	791
General Dynamics Corp
1.80%, 7/15/2011	—	—	400	404	400	404
		$ 1,045		$ 404		$ 1,449
Agricultural Operations - 0.52%
Cargill Inc
5.20%, 1/22/2013(a)	—	—	1,000	1,060	1,000	1,060

Applications Software - 0.25%
Microsoft Corp
2.95%, 6/1/2014	—	—	500	505	500	505

Asset Backed Securities - 1.25%
Carrington Mortgage Loan Trust
0.51%, 12/25/2035(b)	500	440	—	—	500	440
Citigroup Mortgage Loan Trust Inc
0.47%, 8/25/2035(b) *	23	22	—	—	23	22
CNH Equipment Trust
4.12%, 5/15/2012	190	192	—	—	190	192
Countrywide Asset-Backed Certificates
6.02%, 9/25/2046(b) *	895	722	—	—	895	722
Countrywide Home Equity Loan Trust
0.46%, 12/15/2035(b) *	48	13	—	—	48	13
0.47%, 2/15/2036(b) *	89	71	—	—	89	71
First-Citizens Home Equity Loan LLC
0.44%, 9/15/2022(a),(b) *	53	28	—	—	53	28
GMAC Mortgage Corp Loan Trust
0.41%, 8/25/2035(b) *	140	36	—	—	140	36
Green Tree Home Improvement Loan Trust
7.45%, 9/15/2025(c)	—	—	8	6	8	6
John Deere Owner Trust
4.18%, 6/15/2012	258	261	—	—	258	261
JP Morgan Mortgage Acquisition Corp
0.31%, 3/25/2037(b) *	117	108	—	—	117	108
Marriott Vacation Club Owner Trust
5.81%, 10/20/2029(a)	84	83	—	—	84	83
Merrill Lynch First Franklin Mortgage Loan
Trust
0.93%, 10/25/2037(b)	—	—	582	561	582	561
Nomura Asset Acceptance Corp
0.45%, 1/25/2036(a),(b) *	163	34	—	—	163	34
		$ 2,010		$ 567		2,577
Automobile Sequential - 0.58%
Capital Auto Receivables Asset Trust
5.52%, 3/15/2011(b)	270	271	—	—	270	271
Ford Credit Auto Owner Trust
3.96%, 4/15/2012	554	564	—	—	554	564
5.47%, 9/15/2012(b)	200	210	—	—	200	210
Nissan Auto Receivables Owner Trust
4.28%, 7/15/2013	150	156	—	—	150	156
		$ 1,201		$ —		1,201
Beverages - Non-Alcoholic - 0.35%
Coca-Cola Enterprises Inc
4.25%, 3/1/2015	50	52	—	—	50	52
Dr Pepper Snapple Group Inc
2.35%, 12/21/2012 *	665	666	—	—	665	666
		$ 718		$ —		718
Brewery - 0.45%
Anheuser-Busch InBev Worldwide Inc
5.38%, 11/15/2014(a)	150	159	—	—	150	159
7.20%, 1/15/2014(a)	—	—	500	567	500	567
SABMiller PLC
6.20%, 7/1/2011(a)	200	211	—	—	200	211
		$ 370		$ 567		937
Building Products - Cement & Aggregate
- 0.41%
CRH America Inc
6.95%, 3/15/2012	200	217	—	—	200	217
Lafarge SA
6.15%, 7/15/2011 *	600	625	—	—	600	625
		$ 842		$ —		842

	Short-Term Bond		Short-Term Income		Combined Portfolio
	Account Principal	Short-Term Bond	Account Principal	Short-Term Income	Principal Amount	Combined Portfolio
BONDS (continued)	Amount (000's)	Account Value (000's)	Amount (000's)	Account Value (000's)	(000's)	Value (000's)
Building Products - Wood - 0.05%
Masco Corp
5.88%, 7/15/2012 *	$ 111	$ 113	$ —	$ —	$ 111	$ 113

Cable/Satellite TV - 1.45%
Comcast Corp
5.45%, 11/15/2010	145	150	—	—	145	150
COX Communications Inc
4.63%, 1/15/2010	250	250	—	—	250	250
7.13%, 10/1/2012	150	167	—	—	150	167
DirecTV Holdings LLC / DirecTV
Financing Co Inc
6.38%, 6/15/2015	1,350	1,402	—	—	1,350	1,402
Time Warner Cable Inc
5.40%, 7/2/2012	—	—	500	534	500	534
7.50%, 4/1/2014	430	495	—	—	430	495
		$ 2,464		$ 534		2,998
Cellular Telecommunications - 0.22%
America Movil SA de CV
5.50%, 3/1/2014	—	—	250	265	250	265
Rogers Cable Inc
7.88%, 5/1/2012	175	196	—	—	175	196
		$ 196		$ 265		461
Chemicals - Diversified - 0.56%
EI du Pont de Nemours & Co
3.25%, 1/15/2015	375	371	250	248	625	619
5.00%, 7/15/2013	—	—	500	538	500	538
		$ 371		$ 786		1,157
Commercial Banks - 4.01%
American Express Bank FSB
5.50%, 4/16/2013	350	373	—	—	350	373
Banco Santander Chile
2.88%, 11/13/2012(a) *	480	483	—	—	480	483
Barclays Bank PLC
2.50%, 1/23/2013	2,125	2,123	—	—	2,125	2,123
BNP Paribas/BNP Paribas US Medium-
Term Note Program LLC
2.13%, 12/21/2012	900	895	—	—	900	895
Commonwealth Bank of Australia
3.75%, 10/15/2014(a)	—	—	750	752	750	752
Regions Bank/Birmingham AL
3.25%, 12/9/2011	—	—	500	519	500	519
SunTrust Bank/Atlanta GA
3.00%, 11/16/2011	—	—	1,000	1,032	1,000	1,032
Wachovia Bank NA
7.88%, 2/15/2010	125	126	—	—	125	126
Westpac Banking Corp
2.25%, 11/19/2012	1,250	1,247	750	748	2,000	1,995
		$ 5,247		$ 3,051		8,298
Commercial Services - Finance - 0.41%
Western Union Co/The
5.40%, 11/17/2011	—	—	800	854	800	854

Computers - 0.74%
Hewlett-Packard Co
4.25%, 2/24/2012	—	—	750	787	750	787
International Business Machines Corp
2.10%, 5/6/2013	—	—	750	748	750	748
		$ —		$ 1,535		1,535
Computers - Memory Devices - 0.05%
Seagate Technology HDD Holdings
6.38%, 10/1/2011 *	100	102	—	—	100	102

Consumer Products - Miscellaneous -
0.42%
Clorox Co
3.55%, 11/1/2015	775	766	—	—	775	766
5.00%, 3/1/2013	—	—	100	107	100	107
		$ 766		$ 107		873
Containers - Paper & Plastic - 0.05%
Pactiv Corp
5.88%, 7/15/2012	90	95	—	—	90	95

Credit Card Asset Backed Securities -
0.50%
Cabela's Master Credit Card Trust
4.31%, 12/16/2013(a)	630	644	—	—	630	644
Capital One Multi-Asset Execution Trust
0.52%, 7/15/2013(b)	400	399	—	—	400	399
		$ 1,043		$ —		1,043

	Short-Term Bond		Short-Term Income		Combined Portfolio
	Account Principal	Short-Term Bond	Account Principal	Short-Term Income	Principal Amount	Combined Portfolio
BONDS (continued)	Amount (000's)	Account Value (000's)	Amount (000's)	Account Value (000's)	(000's)	Value (000's)
Diversified Banking Institutions - 4.37%
Bank of America Corp
2.10%, 4/30/2012	$ —	$ —	$ 1,000	$ 1,009	$ 1,000	$ 1,009
4.90%, 5/1/2013	350	363	—	—	350	363
6.25%, 4/15/2012	—	—	250	268	250	268
Citigroup Inc
5.50%, 8/27/2012	300	314	400	418	700	732
5.50%, 4/11/2013	450	466	—	—	450	466
Goldman Sachs Group Inc/The
0.46%, 2/6/2012(b)	150	149	—	—	150	149
5.25%, 10/15/2013	—	—	500	531	500	531
6.00%, 5/1/2014	300	328	—	—	300	328
6.88%, 1/15/2011	525	557	—	—	525	557
JP Morgan Chase & Co
2.20%, 6/15/2012	—	—	1,000	1,014	1,000	1,014
5.38%, 10/1/2012	—	—	750	811	750	811
5.60%, 6/1/2011	600	635	—	—	600	635
Morgan Stanley
1.95%, 6/20/2012	—	—	500	505	500	505
4.20%, 11/20/2014	800	800	—	—	800	800
4.75%, 4/1/2014	350	352	—	—	350	352
5.63%, 1/9/2012	—	—	500	528	500	528
		$ 3,964		$ 5,084		9,048
Diversified Financial Services - 1.53%
General Electric Capital Corp
3.75%, 11/14/2014	765	764	—	—	765	764
4.80%, 5/1/2013	150	157	—	—	150	157
5.25%, 10/19/2012	675	718	—	—	675	718
5.72%, 8/22/2011	—	—	800	814	800	814
5.90%, 5/13/2014	345	373	—	—	345	373
TNK-BP Finance SA
6.13%, 3/20/2012(a) *	325	333	—	—	325	333
		$ 2,345		$ 814		3,159
Diversified Manufacturing Operations -
0.27%
Honeywell International Inc
4.25%, 3/1/2013	—	—	400	420	400	420
Tyco Electronics Group SA
6.00%, 10/1/2012	125	133	—	—	125	133
		$ 133		$ 420		553
Diversified Minerals - 0.16%
BHP Billiton Finance USA Ltd
5.50%, 4/1/2014	300	329	—	—	300	329

Electric - Generation - 0.02%
Indiantown Cogeneration LP
9.26%, 12/15/2010 *	44	45	—	—	44	45

Electric - Integrated - 2.22%
Commonwealth Edison Co
5.40%, 12/15/2011	—	—	750	801	750	801
Duke Energy Ohio Inc
2.10%, 6/15/2013	2,000	1,975	—	—	2,000	1,975
Korea Electric Power Corp
5.50%, 7/21/2014(a)	—	—	750	798	750	798
Scottish Power Ltd
4.91%, 3/15/2010	150	151	—	—	150	151
Virginia Electric and Power Co
5.10%, 11/30/2012	—	—	800	864	800	864
		$ 2,126		$ 2,463		4,589
Enterprise Software & Services - 0.20%
Oracle Corp
3.75%, 7/8/2014	—	—	400	413	400	413

Fiduciary Banks - 0.16%
Bank of New York Mellon Corp/The
4.50%, 4/1/2013	310	327	—	—	310	327

Finance - Auto Loans - 0.82%
American Honda Finance Corp
4.63%, 4/2/2013(a)	—	—	750	771	750	771
Ford Motor Credit Co LLC
9.88%, 8/10/2011 *	100	105	—	—	100	105
Nissan Motor Acceptance Corp
4.63%, 3/8/2010(a)	90	90	—	—	90	90
PACCAR Financial Corp
1.95%, 12/17/2012	—	—	750	742	750	742
		$ 195		$ 1,513		1,708
Finance - Commercial - 0.33%
Caterpillar Financial Services Corp
4.85%, 12/7/2012	—	—	325	350	325	350

	Short-Term Bond		Short-Term Income		Combined Portfolio
	Account Principal	Short-Term Bond	Account Principal	Short-Term Income	Principal Amount	Combined Portfolio
BONDS (continued)	Amount (000's)	Account Value (000's)	Amount (000's)	Account Value (000's)	(000's)	Value (000's)
Finance - Commercial (continued)
Textron Financial Canada Funding Corp
5.13%, 11/1/2010 *	$ 325	$ 328	$ —	$ —	$ 325	$ 328
		$ 328		$ 350		678
Finance - Consumer Loans - 0.47%
HSBC Finance Corp
0.60%, 9/14/2012(b)	150	144	—	—	150	144
John Deere Capital Corp
4.95%, 12/17/2012	—	—	775	831	775	831
		$ 144		$ 831		975
Finance - Credit Card - 0.51%
American Express Credit Corp
5.88%, 5/2/2013	—	—	750	805	750	805
Capital One Bank USA NA
5.75%, 9/15/2010	250	258	—	—	250	258
		$ 258		$ 805		1,063
Finance - Investment Banker & Broker -
1.12%
Bear Stearns Cos LLC/The
0.44%, 11/28/2011(b)	400	399	—	—	400	399
Jefferies Group Inc
5.88%, 6/8/2014	—	—	500	513	500	513
Merrill Lynch & Co Inc
0.48%, 11/1/2011(b)	200	196	—	—	200	196
0.49%, 6/5/2012(b)	125	121	—	—	125	121
0.50%, 2/5/2010(b)	50	50	—	—	50	50
5.45%, 2/5/2013	65	69	—	—	65	69
6.05%, 8/15/2012	215	230	—	—	215	230
6.15%, 4/25/2013	300	321	—	—	300	321
TD Ameritrade Holding Corp
2.95%, 12/1/2012 *	425	420	—	—	425	420
		$ 1,806		$ 513		2,319
Finance - Leasing Company - 0.19%
International Lease Finance Corp
0.68%, 1/15/2010(b)	225	224	—	—	225	224
5.30%, 5/1/2012	200	170	—	—	200	170
		$ 394		$ —		394
Finance - Mortgage Loan/Banker -
19.77%
Countrywide Financial Corp
5.80%, 6/7/2012	225	239	500	531	725	770
Fannie Mae
1.38%, 4/28/2011	8,000	8,059	—	—	8,000	8,059
1.88%, 4/20/2012	—	—	1,000	1,010	1,000	1,010
1.88%, 10/29/2012	—	—	750	746	750	746
2.00%, 1/9/2012	—	—	1,500	1,522	1,500	1,522
2.38%, 5/20/2010	1,000	1,008	—	—	1,000	1,008
2.63%, 11/20/2014	—	—	1,000	992	1,000	992
4.75%, 12/15/2010	13,500	14,032	—	—	13,500	14,032
4.88%, 5/18/2012	—	—	810	874	810	874
5.13%, 4/15/2011	2,000	2,113	—	—	2,000	2,113
Freddie Mac
1.75%, 6/15/2012	—	—	500	502	500	502
2.13%, 9/21/2012	7,000	7,074	—	—	7,000	7,074
5.75%, 1/15/2012	—	—	1,500	1,633	1,500	1,633
SLM Student Loan Trust
1.38%, 10/25/2016(b)	600	609	—	—	600	609
		$ 33,134		$ 7,810		40,944
Finance - Other Services - 0.17%
BP Capital Markets PLC
3.13%, 3/10/2012	200	206	—	—	200	206
3.63%, 5/8/2014	150	153	—	—	150	153
		$ 359		$ —		359
Food - Miscellaneous/Diversified - 0.45%
General Mills Inc
8.02%, 2/5/2013	350	393	—	—	350	393
Kellogg Co
5.13%, 12/3/2012	—	—	500	543	500	543
		$ 393		$ 543		936
Home Equity - Other - 1.30%
Bayview Financial Acquisition Trust
6.04%, 11/28/2036	—	—	301	304	301	304
Bear Stearns Asset Backed Securities Trust
0.41%, 6/25/2047(b) *	525	279	—	—	525	279
0.83%, 3/25/2034(b) *	72	49	—	—	72	49
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021(b) *	1,119	501	—	—	1,119	501
First NLC Trust
0.56%, 5/25/2035(b) *	55	24	—	—	55	24
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036 *	318	237	—	—	318	237

	Short-Term Bond		Short-Term Income		Combined Portfolio
	Account Principal	Short-Term Bond	Account Principal	Short-Term Income	Principal Amount	Combined Portfolio
BONDS (continued)	Amount (000's)	Account Value (000's)	Amount (000's)	Account Value (000's)	(000's)	Value (000's)
Home Equity - Other (continued)
GMAC Mortgage Corp Loan Trust
(continued)
6.05%, 12/25/2037(b) *	$ 324	$ 170	$ —	$ —	$ 324	$ 170
GSAA Trust
6.04%, 7/25/2036 *	400	213	—	—	400	213
Indymac Seconds Asset Backed Trust
5.77%, 5/25/2036(b) *	84	74	—	—	84	74
Mastr Asset Backed Securities Trust
0.29%, 11/25/2036(b)	—	—	578	574	578	574
0.73%, 3/25/2035(b) *	189	8	—	—	189	8
Option One Mortgage Loan Trust
0.68%, 3/25/2037(b),(c) *	275	4	—	—	275	4
Residential Asset Securities Corp
4.47%, 3/25/2032	184	163	—	—	184	163
4.59%, 8/25/2031	92	88	—	—	92	88
		$ 1,810		$ 878		2,688
Home Equity - Sequential - 0.53%
Countrywide Asset-Backed Certificates
5.51%, 8/25/2036 *	237	128	—	—	237	128
5.56%, 4/25/2036 *	469	181	—	—	469	181
5.68%, 6/25/2035 *	832	466	—	—	832	466
5.81%, 11/25/2036 *	511	211	—	—	511	211
New Century Home Equity Loan Trust
4.76%, 11/25/2033	122	118	—	—	122	118
		$ 1,104		$ —		1,104
Industrial Gases - 1.06%
Air Products & Chemicals Inc
4.15%, 2/1/2013	—	—	200	208	200	208
Praxair Inc
1.75%, 11/15/2012	2,000	1,981	—	—	2,000	1,981
		$ 1,981		$ 208		2,189
Instruments - Scientific - 0.80%
Thermo Fisher Scientific Inc
2.15%, 12/28/2012(a)	1,680	1,657	—	—	1,680	1,657

Investment Management & Advisory
Services - 1.44%
BlackRock Inc
2.25%, 12/10/2012	2,250	2,240	750	747	3,000	2,987

Life & Health Insurance - 1.76%
Genworth Life Institutional Funding Trust
5.88%, 5/3/2013(a)	500	495	—	—	500	495
New York Life Global Funding
2.25%, 12/14/2012(a)	—	—	750	746	750	746
4.65%, 5/9/2013(a)	455	478	—	—	455	478
Pacific Life Global Funding
0.48%, 6/22/2011(a),(b) *	225	213	—	—	225	213
Prudential Financial Inc
3.63%, 9/17/2012	—	—	750	761	750	761
5.15%, 1/15/2013	500	526	—	—	500	526
StanCorp Financial Group Inc
6.88%, 10/1/2012 *	285	304	—	—	285	304
Sun Life Financial Global Funding LP
0.50%, 7/6/2010(a),(b)	125	125	—	—	125	125
		$ 2,141		$ 1,507		3,648
Manufactured Housing ABS Other -
0.04%
Green Tree Financial Corp
7.70%, 9/15/2026(c)	—	—	65	46	65	46
Mid-State Trust
8.33%, 4/1/2030(c)	—	—	42	42	42	42
		$ —		$ 88		88
Medical - Drugs - 1.17%
Abbott Laboratories
5.15%, 11/30/2012	500	547	—	—	500	547
Eli Lilly & Co
4.20%, 3/6/2014	285	299	—	—	285	299
Pfizer Inc
4.45%, 3/15/2012	750	793	750	793	1,500	1,586
		$ 1,639		$ 793		2,432
Medical - HMO - 0.20%
UnitedHealth Group Inc
4.88%, 2/15/2013	—	—	400	419	400	419

Medical - Wholesale Drug Distribution -
0.01%
Cardinal Health Inc
5.65%, 6/15/2012	28	30	—	—	28	30

	Short-Term Bond		Short-Term Income		Combined Portfolio
	Account Principal	Short-Term Bond	Account Principal	Short-Term Income	Principal Amount	Combined Portfolio
BONDS (continued)	Amount (000's)	Account Value (000's)	Amount (000's)	Account Value (000's)	(000's)	Value (000's)
Medical Products - 0.18%
Angiotech Pharmaceuticals Inc
4.01%, 12/1/2013(b) *	$ 125	$ 106	$ —	$ —	$ 125	$ 106
Covidien International Finance SA
5.45%, 10/15/2012	250	271	—	—	250	271
		$ 377		$ —		377
Metal - Diversified - 0.02%
Xstrata Canada Corp
7.25%, 7/15/2012	30	32	—	—	30	32

Money Center Banks - 0.17%
Deutsche Bank AG/London
5.38%, 10/12/2012	335	362	—	—	335	362

Mortgage Backed Securities - 12.53%
Adjustable Rate Mortgage Trust
0.80%, 2/25/2035(b)	11	6	—	—	11	6
Banc of America Commercial Mortgage Inc
0.41%, 7/10/2046(b) *	35,889	464	—	—	35,889	464
6.85%, 4/15/2036(c) *	100	100	—	—	100	100
Banc of America Funding Corp
5.75%, 3/25/2036	—	—	680	548	680	548
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033	—	—	243	243	243	243
4.75%, 2/25/2035	—	—	647	642	647	642
4.77%, 5/25/2035(b)	79	78	—	—	79	78
5.00%, 2/25/2020	—	—	496	489	496	489
5.25%, 10/25/2034	—	—	629	636	629	636
Bear Stearns Adjustable Rate Mortgage
Trust
3.73%, 9/25/2034(b) *	194	172	—	—	194	172
Bear Stearns Alt-A Trust
0.51%, 7/25/2035(b)	19	5	—	—	19	5
6.01%, 7/25/2036(b) *	519	1	—	—	519	1
Bear Stearns Commercial Mortgage
Securities
0.21%, 2/11/2041(b) *	5,973	36	—	—	5,973	36
7.00%, 5/20/2030	229	240	—	—	229	240
Bella Vista Mortgage Trust
0.48%, 5/20/2045(b),(c) *	41	22	—	—	41	22
Chase Mortgage Finance Corp
5.50%, 5/25/2035	—	—	275	241	275	241
Citicorp Mortgage Securities Inc
4.50%, 9/25/2034(b)	—	—	463	458	463	458
5.25%, 2/25/2035	—	—	893	886	893	886
Citigroup / Deutsche Bank Commercial
Mortgage Trust
0.23%, 11/15/2044(a) *	24,229	199	—	—	24,229	199
Commercial Mortgage Pass Through
Certificates
1.50%, 6/10/2010(a),(b) *	1,602	10	—	—	1,602	10
Countrywide Alternative Loan Trust
0.50%, 5/20/2046(b) *	589	90	—	—	589	90
0.51%, 6/25/2036(b),(c) *	625	92	—	—	625	92
0.73%, 9/25/2036(b) *	152	101	—	—	152	101
1.54%, 2/25/2036(b) *	216	114	—	—	216	114
1.85%, 7/20/2035(b) *	122	54	—	—	122	54
6.00%, 5/25/2036 *	268	197	—	—	268	197
Countrywide Asset-Backed Certificates
0.50%, 1/25/2036(b),(c) *	244	170	—	—	244	170
0.51%, 11/25/2035(b)	18	16	—	—	18	16
Countrywide Home Loan Mortgage Pass
Through Trust
4.49%, 12/25/2033	9	9	—	—	9	9
4.50%, 8/25/2033	—	—	541	545	541	545
5.00%, 8/25/2034	—	—	753	756	753	756
5.50%, 10/25/2035	—	—	271	271	271	271
5.77%, 9/20/2036(b) *	574	112	—	—	574	112
Credit Suisse First Boston Mortgage
Securities Corp
0.24%, 8/15/2038(a) *	34,758	225	—	—	34,758	225
6.00%, 12/25/2033	—	—	253	218	253	218
Fannie Mae
0.53%, 2/25/2032(b)	89	89	—	—	89	89
5.00%, 11/25/2035	—	—	330	349	330	349
6.00%, 2/25/2031	—	—	1,578	1,666	1,578	1,666
Fannie Mae Whole Loan
0.43%, 5/25/2035(b),(c) *	85	84	—	—	85	84
Freddie Mac
0.63%, 7/15/2023(b)	397	393	—	—	397	393
0.68%, 6/15/2023(b)	63	62	—	—	63	62

	Short-Term Bond		Short-Term Income		Combined Portfolio
	Account Principal	Short-Term Bond	Account Principal	Short-Term Income	Principal Amount	Combined Portfolio
BONDS (continued)	Amount (000's)	Account Value (000's)	Amount (000's)	Account Value (000's)	(000's)	Value (000's)
Mortgage Backed Securities (continued)
Freddie Mac (continued)
4.50%, 5/15/2030	$ —	$ —	$ 638	$ 646	$ 638	$ 646
5.13%, 12/15/2013	59	59	—	—	59	59
5.50%, 10/15/2027	—	—	516	529	516	529
6.00%, 9/15/2029	—	—	673	705	673	705
Ginnie Mae
1.26%, 10/16/2012(b) *	2,122	57	—	—	2,122	57
4.50%, 8/20/2032	—	—	204	212	204	212
GMAC Commercial Mortgage Securities
Inc
0.37%, 8/10/2038(a),(b) *	15,594	96	—	—	15,594	96
0.84%, 3/10/2038(a),(b) *	939	10	—	—	939	10
GMAC Mortgage Corp Loan Trust
5.25%, 7/25/2034	191	159	—	—	191	159
Greenwich Capital Commercial Funding
Corp
0.29%, 12/10/2049(a),(b) *	24,634	278	—	—	24,634	278
GSR Mortgage Loan Trust
4.70%, 7/25/2035(b) *	178	161	—	—	178	161
5.00%, 8/25/2019	—	—	1,078	1,093	1,078	1,093
6.00%, 6/25/2036	—	—	416	360	416	360
Impac CMB Trust
0.48%, 5/25/2037(b),(c) *	336	256	—	—	336	256
1.23%, 10/25/2033(b)	16	9	—	—	16	9
Indymac Index Mortgage Loan Trust
0.41%, 2/25/2037(b) *	485	255	—	—	485	255
0.47%, 6/25/2037(b),(c) *	388	194	—	—	388	194
0.83%, 4/25/2034(b) *	13	7	—	—	13	7
JP Morgan Chase Commercial Mortgage
Securities Corp
5.30%, 5/15/2047(b),(c) *	750	735	—	—	750	735
5.31%, 1/15/2049 *	325	314	—	—	325	314
6.96%, 11/15/2035(a),(b) *	175	166	—	—	175	166
JP Morgan Mortgage Trust
3.81%, 5/25/2034 *	112	104	—	—	112	104
4.97%, 8/25/2035(b)	500	420	—	—	500	420
5.01%, 6/25/2035(b) *	105	84	—	—	105	84
5.63%, 4/25/2037(b) *	400	292	—	—	400	292
LB-UBS Commercial Mortgage Trust
1.43%, 10/15/2035(a),(b) *	4,456	154	—	—	4,456	154
5.39%, 6/15/2026	122	126	—	—	122	126
6.06%, 6/15/2020	9	9	—	—	9	9
Lehman Mortgage Trust
5.75%, 4/25/2036	—	—	754	729	754	729
MASTR Asset Securitization Trust
5.25%, 9/25/2033(b)	74	74	—	—	74	74
Merrill Lynch / Countrywide Commercial
Mortgage Trust
0.48%, 9/12/2049(b) *	11,454	234	—	—	11,454	234
0.65%, 7/12/2046 *	22,435	514	—	—	22,435	514
Merrill Lynch Mortgage Trust
0.12%, 7/12/2038 *	38,206	209	—	—	38,206	209
0.12%, 9/12/2042(b) *	13,525	98	—	—	13,525	98
0.15%, 11/12/2035(a),(b) *	9,291	18	—	—	9,291	18
Merrill Lynch/Countrywide Commercial
Mortgage Trust
5.11%, 12/12/2049(b) *	455	457	—	—	455	457
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031	28	29	—	—	28	29
New Century Alternative Mortgage Loan
Trust
5.91%, 7/25/2036(b) *	339	309	—	—	339	309
Residential Accredit Loans Inc
0.38%, 2/25/2047(b) *	685	296	—	—	685	296
4.26%, 12/25/2035(b) *	58	31	—	—	58	31
6.00%, 11/25/2032	258	257	—	—	258	257
Residential Asset Securitization Trust
6.00%, 5/25/2036	—	—	493	278	493	278
Residential Funding Mortgage Securities I
0.83%, 7/25/2036(b) *	34	31	—	—	34	31
3.81%, 11/25/2035(b) *	219	162	—	—	219	162
5.50%, 9/25/2036	—	—	581	518	581	518
5.66%, 2/25/2036(b) *	125	87	—	—	125	87
Structured Asset Mortgage Investments Inc
0.54%, 9/25/2045(b) *	41	22	—	—	41	22
Structured Asset Securities Corp
4.50%, 2/25/2033	240	229	—	—	240	229
5.50%, 6/25/2036(b) *	692	191	—	—	692	191
Thornburg Mortgage Securities Trust
0.58%, 12/25/2033(b)	242	193	—	—	242	193

	Short-Term Bond		Short-Term Income		Combined Portfolio
	Account Principal	Short-Term Bond	Account Principal	Short-Term Income	Principal Amount	Combined Portfolio
BONDS (continued)	Amount (000's)	Account Value (000's)	Amount (000's)	Account Value (000's)	(000's)	Value (000's)
Mortgage Backed Securities (continued)
Wachovia Bank Commercial Mortgage
Trust
0.16%, 1/15/2041(a),(b) *	$ 4,315	$ 11	$ —	$ —	$ 4,315	$ 11
0.31%, 4/15/2042(a),(b) *	25,845	196	—	—	25,845	196
5.25%, 12/15/2043 *	625	604	—	—	625	604
WaMu Mortgage Pass Through Certificates
0.48%, 11/25/2045(b) *	29	26	—	—	29	26
0.50%, 4/25/2045(b) *	51	27	—	—	51	27
0.52%, 7/25/2045(b) *	40	29	—	—	40	29
3.64%, 3/25/2033(b) *	57	50	—	—	57	50
Wells Fargo Mortgage Backed Securities
Trust
5.50%, 5/25/2035	—	—	985	981	985	981
5.75%, 10/25/2036(b)	—	—	468	467	468	467
		$ 11,470		$ 14,466		25,936
Multi-Line Insurance - 0.47%
CNA Financial Corp
6.00%, 8/15/2011 *	100	101	—	—	100	101
Genworth Financial Inc
6.15%, 11/15/2066(b) *	100	71	—	—	100	71
Metropolitan Life Global Funding I
5.13%, 6/10/2014(a)	—	—	750	794	750	794
		$ 172		$ 794		966
Multimedia - 0.25%
Walt Disney Co/The
4.70%, 12/1/2012	—	—	475	511	475	511

Networking Products - 0.16%
Cisco Systems Inc
2.90%, 11/17/2014	335	334	—	—	335	334

Non-Hazardous Waste Disposal - 0.25%
Allied Waste North America Inc
5.75%, 2/15/2011	—	—	500	520	500	520

Office Automation & Equipment - 0.30%
Xerox Corp
4.25%, 2/15/2015	495	492	—	—	495	492
5.50%, 5/15/2012	115	121	—	—	115	121
		$ 613		$ —		613
Oil - Field Services - 0.60%
Smith International Inc
8.63%, 3/15/2014	—	—	750	867	750	867
Weatherford International Inc
5.95%, 6/15/2012	225	241	—	—	225	241
6.63%, 11/15/2011	125	134	—	—	125	134
		$ 375		$ 867		1,242
Oil Company - Exploration & Production
- 0.61%
Apache Corp
6.25%, 4/15/2012	—	—	600	654	600	654
Canadian Natural Resources Ltd
5.15%, 2/1/2013	325	346	—	—	325	346
Devon OEI Operating Inc
7.25%, 10/1/2011	250	273	—	—	250	273
		$ 619		$ 654		1,273
Oil Company - Integrated - 0.97%
Chevron Corp
3.95%, 3/3/2014	600	626	—	—	600	626
Husky Energy Inc
6.25%, 6/15/2012	200	216	—	—	200	216
Shell International Finance BV
4.00%, 3/21/2014	400	418	—	—	400	418
Statoil ASA
2.90%, 10/15/2014	—	—	750	747	750	747
		$ 1,260		$ 747		2,007
Pipelines - 0.26%
NGPL Pipeco LLC
6.51%, 12/15/2012(a)	375	407	—	—	375	407
ONEOK Partners LP
5.90%, 4/1/2012	130	138	—	—	130	138
		$ 545		$ —		545
Property & Casualty Insurance - 0.30%
Fidelity National Financial Inc
7.30%, 8/15/2011	—	—	600	618	600	618

Property Trust - 0.38%
WCI Finance LLC / WEA Finance LLC
5.40%, 10/1/2012(a)	—	—	750	796	750	796

	Short-Term Bond		Short-Term Income		Combined Portfolio
	Account Principal	Short-Term Bond	Account Principal	Short-Term Income	Principal Amount	Combined Portfolio
BONDS (continued)	Amount (000's)	Account Value (000's)	Amount (000's)	Account Value (000's)	(000's)	Value (000's)
Quarrying - 0.24%
Vulcan Materials Co
5.60%, 11/30/2012	$ —	$ —	$ 475	$ 505	$ 475	$ 505

Real Estate Operator & Developer -
0.16%
Regency Centers LP
8.45%, 9/1/2010	315	323	—	—	315	323

Regional Banks - 1.12%
BAC Capital Trust XIII
0.65%, 3/15/2043(b) *	235	145	—	—	235	145
BAC Capital Trust XIV
5.63%, 3/15/2043(b) *	300	207	—	—	300	207
Capital One Financial Corp
5.70%, 9/15/2011	160	168	—	—	160	168
SunTrust Preferred Capital I
5.85%, 12/31/2049(b) *	34	23	—	—	34	23
US Bancorp
2.88%, 11/20/2014	550	536	—	—	550	536
Wachovia Corp
0.41%, 3/1/2012(b)	100	99	—	—	100	99
5.35%, 3/15/2011	350	365	—	—	350	365
Wells Fargo & Co
4.38%, 1/31/2013	—	—	750	779	750	779
		$ 1,543		$ 779		2,322
Reinsurance - 0.25%
Berkshire Hathaway Finance Corp
4.00%, 4/15/2012	—	—	500	524	500	524

REITS - Apartments - 0.73%
AvalonBay Communities Inc
5.50%, 1/15/2012	—	—	750	784	750	784
ERP Operating LP
5.50%, 10/1/2012	—	—	700	731	700	731
		$ —		$ 1,515		1,515
REITS - Diversified - 0.24%
Duke Realty LP
6.25%, 5/15/2013	—	—	500	503	500	503

REITS - Healthcare - 0.60%
Health Care REIT Inc
6.00%, 11/15/2013	—	—	400	406	400	406
Nationwide Health Properties Inc
6.50%, 7/15/2011	—	—	800	832	800	832
		$ —		$ 1,238		1,238
REITS - Mortgage - 0.24%
iStar Financial Inc
5.65%, 9/15/2011 *	175	129	—	—	175	129
6.00%, 12/15/2010 *	450	373	—	—	450	373
		$ 502		$ —		502
REITS - Office Property - 0.06%
Brandywine Operating Partnership LP
5.63%, 12/15/2010	123	125	—	—	123	125

REITS - Regional Malls - 0.31%
Simon Property Group LP
5.60%, 9/1/2011	105	110	500	522	605	632

REITS - Warehouse & Industrial - 0.14%
ProLogis
5.50%, 3/1/2013 *	300	297	—	—	300	297

Rental - Auto & Equipment - 0.25%
ERAC USA Finance Co
5.80%, 10/15/2012(a)	—	—	500	524	500	524

Retail - Discount - 0.25%
Wal-Mart Stores Inc
3.20%, 5/15/2014	—	—	500	509	500	509

Retail - Drug Store - 0.14%
CVS Caremark Corp
0.56%, 6/1/2010(b)	300	300	—	—	300	300

Savings & Loans - Thrifts - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 1/15/2013(d)	—	—	200	1	200	1

	Short-Term Bond		Short-Term Income		Combined Portfolio
	Account Principal	Short-Term Bond	Account Principal	Short-Term Income	Principal Amount	Combined Portfolio
BONDS (continued)	Amount (000's)	Account Value (000's)	Amount (000's)	Account Value (000's)	(000's)	Value (000's)
Schools - 0.64%
Yale University
2.90%, 10/15/2014	$ 1,330	$ 1,325	$ —	$ —	$ 1,330	$ 1,325

Special Purpose Banks - 0.10%
Korea Development Bank/Republic of
Korea
0.42%, 4/3/2010(b)	200	199	—	—	200	199

Special Purpose Entity - 0.57%
CDP Financial Inc
3.00%, 11/25/2014(a)	1,000	976	—	—	1,000	976
Genworth Global Funding Trusts
5.20%, 10/8/2010	200	205	—	—	200	205
		$ 1,181		$ —		1,181
Steel - Producers - 0.77%
Ispat Inland ULC
9.75%, 4/1/2014	240	252	—	—	240	252
Nucor Corp
5.00%, 12/1/2012	105	115	1,125	1,228	1,230	1,343
		$ 367		$ 1,228		1,595
Telephone - Integrated - 1.15%
AT&T Inc
4.95%, 1/15/2013	—	—	475	507	475	507
British Telecommunications PLC
5.15%, 1/15/2013	675	704	—	—	675	704
Telecom Italia Capital SA
5.25%, 11/15/2013	350	368	—	—	350	368
Verizon New Jersey Inc
5.88%, 1/17/2012	—	—	750	799	750	799
		$ 1,072		$ 1,306		2,378
Textile - Home Furnishings - 0.24%
Mohawk Industries Inc
7.20%, 4/15/2012	—	—	475	499	475	499

Tobacco - 0.11%
Reynolds American Inc
6.50%, 7/15/2010	225	230	—	—	225	230

Transport - Services - 0.21%
United Parcel Service Inc
4.50%, 1/15/2013	—	—	400	425	400	425

Water - 0.38%
Veolia Environnement
5.25%, 6/3/2013	—	—	750	793	750	793

TOTAL BONDS		$ 99,198		$ 67,278		$ 166,476

U.S. GOVERNMENT &	Short-Term Bond		Short-Term Income		Combined Portfolio
GOVERNMENT AGENCY	Account Principal	Short-Term Bond	Account Principal	Short-Term Income	Principal Amount	Combined Portfolio
OBLIGATIONS - 15.42%	Amount (000's)	Account Value (000's)	Amount (000's)	Account Value (000's)	(000's)	Value (000's)
Federal Home Loan Mortgage
Corporation (FHLMC) - 0.17%
3.01%, 11/1/2021(b),(e)	$ —	$ —	4	4	$ 4	$ 4
3.34%, 1/1/2035(b),(e)	64	65	—	—	64	65
3.95%, 9/1/2035(b),(e)	125	128	—	—	125	128
4.50%, 9/1/2010(e)	38	38	—	—	38	38
4.50%, 2/1/2011(e)	28	29	—	—	28	29
6.00%, 5/1/2017(e)	—	—	77	83	77	83
9.50%, 8/1/2016(e)	—	—	4	4	4	4
		$ 260		$ 91		$ 351
Federal National Mortgage Association
(FNMA) - 0.66%
2.36%, 4/1/2033(b),(e)	278	284	—	—	278	284
2.67%, 11/1/2032(b),(e)	—	—	20	20	20	20
3.05%, 11/1/2022(b),(e)	—	—	1	1	1	1
3.18%, 2/1/2037(b),(e)	190	196	—	—	190	196
3.37%, 7/1/2034(b),(e)	128	132	—	—	128	132
3.45%, 8/1/2034(b),(e)	70	72	—	—	70	72
3.88%, 2/1/2035(b),(e)	21	21	—	—	21	21
4.00%, 5/1/2010(e)	15	16	—	—	15	16
4.00%, 6/1/2010(e)	8	8	—	—	8	8
4.00%, 7/1/2010(e)	6	7	—	—	6	7
4.00%, 8/1/2010(e)	6	6	—	—	6	6
4.00%, 3/1/2011(e)	28	29	—	—	28	29
4.19%, 12/1/2032(b),(e)	68	69	—	—	68	69
4.28%, 1/1/2035(b),(e)	30	31	—	—	30	31
4.38%, 12/1/2033(b),(e)	34	35	—	—	34	35
4.44%, 11/1/2035(b),(e)	—	—	7	7	7	7
4.49%, 1/1/2035(b),(e)	112	115	—	—	112	115
4.50%, 5/1/2010(e)	21	21	—	—	21	21

U.S. GOVERNMENT &	Short-Term Bond		Short-Term Income		Combined Portfolio
GOVERNMENT AGENCY	Account Principal	Short-Term Bond	Account Principal	Short-Term Income	Principal Amount	Combined Portfolio
OBLIGATIONS (continued)	Amount (000's)	Account Value (000's)	Amount (000's)	Account Value (000's)	(000's)	Value (000's)
Federal National Mortgage Association
(FNMA) (continued)
4.50%, 6/1/2010(e)	$ 48	$ 50	$ —	$ —	$ 48	$ 50
4.50%, 5/1/2011(e)	41	42	—	—	41	42
4.50%, 7/1/2011(e)	74	77	—	—	74	77
4.77%, 1/1/2019(b),(e)	—	—	1	1	1	1
5.61%, 4/1/2019(b),(e)	—	—	3	3	3	3
6.50%, 1/1/2014(e)	—	—	19	20	19	20
6.50%, 1/1/2014(e)	—	—	22	23	22	23
8.00%, 5/1/2027(e)	—	—	64	72	64	72
8.50%, 11/1/2017(e)	—	—	7	8	7	8
		$ 1,211		$ 155		$ 1,366
Government National Mortgage
Association (GNMA) - 0.05%
8.00%, 8/15/2012	—	—	1	1	1	1
9.00%, 12/15/2020	—	—	7	8	7	8
9.00%, 4/20/2025	—	—	1	1	1	1
10.00%, 2/15/2018	—	—	6	7	6	7
10.00%, 9/15/2018	—	—	4	5	4	5
10.00%, 9/15/2018	—	—	5	5	5	5
10.00%, 2/15/2019	—	—	31	35	31	35
10.00%, 5/15/2020	—	—	15	17	15	17
10.00%, 6/15/2020	—	—	10	11	10	11
10.00%, 12/15/2020	—	—	1	2	1	2
10.00%, 2/15/2025	—	—	5	6	5	6
10.00%, 4/15/2025	—	—	1	2	1	2
11.00%, 12/15/2015	—	—	2	2	2	2
11.00%, 12/15/2015	—	—	3	3	3	3
		$ —		$ 105		$ 105
U.S. Treasury - 14.54%
0.88%, 12/31/2010(f)	—	—	150	151	150	151
1.13%, 12/15/2011	—	—	1,000	1,000	1,000	1,000
1.38%, 5/15/2012	—	—	1,000	1,000	1,000	1,000
1.75%, 1/31/2014	—	—	2,000	1,962	2,000	1,962
2.25%, 5/31/2014	5,500	5,463	—	—	5,500	5,463
2.63%, 5/31/2010	1,500	1,515	—	—	1,500	1,515
4.25%, 8/15/2013	4,250	4,586	—	—	4,250	4,586
4.38%, 8/15/2012	1,400	1,506	—	—	1,400	1,506
4.50%, 4/30/2012	1,900	2,037	—	—	1,900	2,037
4.75%, 2/15/2010	9,750	9,801	—	—	9,750	9,801
4.75%, 5/31/2012	—	—	1,000	1,080	1,000	1,080
		$ 24,908		$ 5,193		$ 30,101
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY
OBLIGATIONS		$ 26,379		$ 5,544		$ 31,923

	Short-Term Bond		Short-Term Income		Combined Portfolio
	Account Principal	Short-Term Bond	Account Principal	Short-Term Income	Principal Amount	Combined Portfolio
REPURCHASE AGREEMENTS - 1.18%	Amount (000's)	Account Value (000's)	Amount (000's)	Account Value (000's)	(000's)	Value (000's)
Diversified Banking Institutions - 1.18%
Investment in Joint Trading Account; Bank	$ 312	$ 312	758	758	$ 1,070	1,070
of America Repurchase Agreement;
0.005% dated 12/31/09 maturing
01/04/10 (collateralized by Sovereign
Agency Issues; $1,091,000; 0.00% -
3.75%; dated 01/26/10 - 04/15/26)
Investment in Joint Trading Account;	96	96	233	233	329	329
Deutsche Bank Repurchase
Agreement; 0.01% dated 12/31/09
maturing 01/04/10 (collateralized by
Sovereign Agency Issues; $336,000;
0.00% - 4.75%; dated 02/22/10 -
11/19/12)
Investment in Joint Trading Account;	$ 303	$ 303	$ 735	$ 735	$ 1,038	1,038
Morgan Stanley Repurchase
Agreement; 0.01% dated 12/31/09
maturing 01/04/10 (collateralized by
Sovereign Agency Issues; $1,058,000;
0.00% - 0.90%; dated 01/15/10 -
04/08/10)
		$ 711		$ 1,726		2,437
TOTAL REPURCHASE AGREEMENTS		$ 711		$ 1,726		$ 2,437
Total Investments		$ 126,288		$ 74,548		$ 200,836
Other Assets in Excess of Liabilities, Net -
3.00%		3,942		2,273		$ 6,215
TOTAL NET ASSETS - 100.00%		$ 130,230		$ 76,821		$ 207,051

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $8,033 and $6,808, respectively or 7.17% of net assets.
(b)	Variable Rate. Rate shown is in effect at December 31, 2009

(c) Security is Illiquid
(d) Non-Income Producing Security
(e)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(f)			Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $- and $75, respectively or 0.04% of net assets.
*	Security or a portion of the security will be disposed of in order to meet the investment strategies and/or restrictions of the Acquiring Fund.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

	Short-Term Bond	Short-Term Income	Combined Portfolio
	Account	Account
Unrealized Appreciation	$ 1,604	$ 1,775	$ 3,379
Unrealized Depreciation	(9,050)	(1,034)	(10,084)
Net Unrealized Appreciation (Depreciation)	$ (7,446)	$ 741	$ (6,705)
Cost for federal income tax purposes	$ 133,734	$ 73,807	$ 207,541
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
	Short-Term Bond	Short-Term Income
Sector/Country	Account	Account	Combined Portfolio
Government	43.92%	16.24%	33.64%
Financial	19.59%	32.23%	24.28%
Mortgage Securities	9.94%	19.29%	13.41%
Consumer, Non-cyclical	4.49%	6.34%	5.18%
Asset Backed Securities	5.97%	1.99%	4.50%
Communications	3.12%	3.41%	3.23%
Basic Materials	2.36%	3.55%	2.80%
Utilities	1.67%	4.24%	2.62%
Industrial	2.98%	2.30%	2.73%
Energy	2.15%	2.95%	2.45%
Technology	0.55%	3.19%	1.53%
Consumer, Cyclical	0.23%	1.31%	0.63%
Other Assets in Excess of Liabilities, Net	3.03%	2.96%	3.00%
TOTAL NET ASSETS	100.00%	100.00%	100.00%

Other Assets Summary (unaudited)
Short-Term Bond	Short-Term Income
Asset Type	Account	Account	Combined Portfolio
Futures	0.00%	8.19%	3.04%

Short-Term Income Account Futures Contracts
Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 5 Year Note; March 2010	Short	55	$6,414	$ 6,290	$ 124
$ 124
All dollar amounts are shown in thousands (000's)

Pro Forma Notes to Financial Statements
December 31, 2009
(unaudited)

1. Description of the Funds
Government & High Quality Bond Account and Mortgage Securities Account are series of Principal Variable Contracts Funds, Inc.
(the “Fund”). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2. Basis of Combination
On March 15, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc., Government & High Quality Bond Account
approved an Agreement and Plan of Reorganization (the “Reorganization”) whereby, Mortgage Securities Account will acquire all the assets of Government & High Quality Bond Account subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of Mortgage Securities Account.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2009. The unaudited pro forma schedules of investments and statements of assets and liabilities reflect the financial position of Government & High Quality Bond Account and
Mortgage Securities Account at December 31, 2009. The unaudited pro forma statements of operations reflect the results of operations of Government & High Quality Bond Account and Mortgage Securities Account for the twelve months ended December 31, 2009.
The statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the dates indicated above for Government & High Quality Bond Account and Mortgage Securities Account under U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of Mortgage Securities Account for pre-combination periods will not be restated. Mortgage Securities Account will be the surviving entity for accounting purposes.

Principal Management Corporation will pay all expenses and out-of-pocket fees incurred in connection with the Reorganization, including printing, mailing, and legal fees. These expenses and fees are expected to total $42,000.

The pro forma schedules of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.

3. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4. Security Valuation
Government & High Quality Bond Account and Mortgage Securities Account value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the
“Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Pro Forma Notes to Financial Statements
December 31, 2009
(unaudited)

4. Security Valuation (Continued)
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

--Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

--Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

--Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments).
Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s
Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

Pro Forma Notes to Financial Statements
December 31, 2009
(unaudited)

4. Security Valuation (Continued)
The following is a summary of the inputs used as of December 31, 2009 in valuing the Accounts’ securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Account	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Government & High Quality Bond Account
Bonds	$ —	$ 48,633	$ 2,622	$ 51,255
Repurchase Agreements	—	3,374	—	3,374
U.S. Government & Government Agency Obligations	—	210,181	—	210,181
Total investments in securities	$ —	$ 262,188	$ 2,622	$ 264,810
Futures**	$ (422)	$ —	$ —	$ (422)

Mortgage Securities Account
Bonds	$ —	$ 53,770	$ —	$ 53,770
Repurchase Agreements	—	9,007	—	9,007
U.S. Government & Government Agency Obligations	—	172,334	—	172,334
Total investments in securities	$ —	$ 235,111	$ —	$ 235,111

** Futures are valued at the unrealized appreciation/depreciation on the instrument.

The changes in investments measured at fair value for which the Accounts’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):
Transfers
	Value			Change in	Net	In and/or	Value
	December	Accrued	Realized	Unrealized	Purchases/	Out of	December
Account	31, 2008	Discount/Premium Gain/(Loss) Gain/(Loss)			Sales	Level 3	31, 2009
Government & High Quality Bond Account
Bonds	$ —	$ —	$ —	$ (147)	$ (1,027)	$ 3,796	$ 2,622
Total	$ —	$ —	$ —	$ (147)	$ (1,027)	$ 3,796	$ 2,622

5. Futures Contracts
The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation)
of investments on the statements of assets and liabilities. When the contracts are closed, the Account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

6. Repurchase Agreements
The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

7. Capital Shares
The pro forma net asset value per share assumes issuance of shares of Mortgage Securities Account that would have been issued at
December 31, 2009, in connection with the Reorganization. The number of shares assumed to be issued is equal to the net assets of
Government & High Quality Bond Account, as of December 31, 2009, divided by the net asset value per share of the Mortgage

Securities Account as of December 31, 2009. The pro forma number of shares outstanding, by class, for the combined fund can be found on the statement of assets and liabilities.
Pro Forma Notes to Financial Statements
December 31, 2009
(unaudited)

8. Pro Forma Adjustments
The accompanying pro forma financial statements reflect changes in fund shares as if the Reorganization had taken place on
December 31, 2009. The expenses of the Government & High Quality Bond Account were adjusted assuming the fee structure of the
Mortgage Securities Account was in effect for the twelve months ended December 31, 2009.

9. Distributions
No provision for federal income taxes is considered necessary because each fund is qualified as a “regulated investment company”
under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Pro Forma Notes to Financial Statements
December 31, 2009
(unaudited)

1. Description of the Funds
MidCap Growth Account I, MidCap Value Account II and MidCap Blend Account are series of Principal Variable Contracts Funds,
Inc. (the “Fund”). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2. Basis of Combination
On March 15, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc., MidCap Growth Account I and MidCap Value
Account II approved an Agreement and Plan of Reorganization (the “Reorganization”) whereby, MidCap Blend Account will acquire all the assets of MidCap Growth Account I and MidCap Value Account II subject to the liabilities of such funds, in exchange for a number of shares equal to the pro rata net assets of MidCap Blend Account.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2009. The unaudited pro forma schedules of investments and statements of assets and liabilities reflect the financial position of MidCap Growth Account I, MidCap Value Account
II and MidCap Blend Account at December 31, 2009. The unaudited pro forma statements of operations reflect the results of operations of MidCap Growth Account I, MidCap Value Account II and MidCap Blend Account for the twelve months ended
December 31, 2009. The statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the dates indicated above for MidCap Growth Account I, MidCap Value Account II and MidCap Blend Account under
U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of MidCap Blend Account for pre-combination periods will not be restated. MidCap Blend Account will be the surviving entity for accounting purposes.

MidCap Growth Account I and MidCap Value Account II will pay all expenses and out-of-pocket fees incurred in connection with the
Reorganization, including printing, mailing, and legal fees. These expenses and fees are expected to total $40,000 for MidCap Value
Account II and $32,000 for MidCap Growth Account I.

The pro forma schedules of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.

3. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York
Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Pro Forma Notes to Financial Statements
December 31, 2009
(unaudited)

4. Security Valuation
MidCap Growth Account I, MidCap Value Account II and MidCap Blend Account value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation
(the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

--Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

--Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

--Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments).
Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

Pro Forma Notes to Financial Statements
December 31, 2009
(unaudited)

4. Security Valuation (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s
Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Accounts’ securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Account		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
MidCap Blend Account
Common Stocks
Basic Materials	$ 10,681		$ 6,122	$ —	$ 16,803
Communications		56,065	—	—	56,065
Consumer, Cyclical		37,751	—	—	37,751
Consumer, Non-cyclical		93,018	—	—	93,018
Diversified		9,252	—	—	9,252
Energy		61,400	—	—	61,400
Financial		55,921	—	—	55,921
Industrial		13,374	—	—	13,374
Technology		19,335	—	—	19,335
Utilities		17,818	—	—	17,818
Repurchase Agreements		—	4,519	—	4,519
	Total investments in securitie	$ 374,615	$ 10,641	$ —	$ 385,256

MidCap Growth Account I
Common Stocks*	$ 50,548		$ —	$ —	$ 50,548
	Total investments in securities	$ 50,548	$ —	$ —	$ 50,548

MidCap Value Account II
Common Stocks*	$ 95,267		$ —	$ —	$ 95,267
Repurchase Agreements		—	781	—	781
	Total investments in securities	$ 95,267	$ 781	$ —	$ 96,048

*For additional detail regarding sector classifications, please see the Schedules of Investments.

Pro Forma Notes to Financial Statements
December 31, 2009
(unaudited)

5. Repurchase Agreements
The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

6. Capital Shares
The pro forma net asset value per share assumes issuance of shares of MidCap Blend Account and MidCap Value Account II that would have been issued at December 31, 2009, in connection with the Reorganization. The number of shares assumed to be issued is equal to the net assets of MidCap Growth Account I and MidCap Value Account II, as of December 31, 2009, divided by the net asset value per share of the MidCap Blend Account as of December 31, 2009. The pro forma number of shares outstanding, by class, for the combined fund can be found on the statement of assets and liabilities.

7. Pro Forma Adjustments
The accompanying pro forma financial statements reflect changes in fund shares as if the Reorganization had taken place on
December 31, 2009. The expenses of the MidCap Growth Account I and MidCap Value Account II were adjusted assuming the fee structure of the MidCap Blend Account was in effect for the twelve months ended December 31, 2009.

8. Distributions
No provision for federal income taxes is considered necessary because each fund is qualified as a “regulated investment company”
under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Pro Forma Notes to Financial Statements
December 31, 2009
(unaudited)

1. Description of the Funds
International SmallCap Account and Diversified International Account are series of Principal Variable Contracts Funds, Inc. (the
“Fund”). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2. Basis of Combination
On March 15, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc., International SmallCap Account approved an
Agreement and Plan of Reorganization (the “Reorganization”) whereby, Diversified International Account will acquire all the assets of International SmallCap Account subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of Diversified International Account.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2009. The unaudited pro forma schedules of investments and statements of assets and liabilities reflect the financial position of International SmallCap Account and Diversified
International Account at December 31, 2009. The unaudited pro forma statements of operations reflect the results of operations of
International SmallCap Account and Diversified International Account for the twelve months ended December 31, 2009. The statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the dates indicated above for International SmallCap Account and Diversified International Account under U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of
Diversified International Account for pre-combination periods will not be restated. Diversified International Account will be the surviving entity for accounting purposes.

International SmallCap Account will pay all expenses and out-of-pocket fees incurred in connection with the Reorganization, including printing, mailing, and legal fees. These expenses and fees are expected to total $40,000.

The pro forma schedules of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.

3. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4. Currency Translation
Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Pro Forma Notes to Financial Statements
December 31, 2009
(unaudited)

5. Security Valuation
International SmallCap Account and Diversified International Account value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the
“Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

--Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

--Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

--Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments).
Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

Pro Forma Notes to Financial Statements
December 31, 2009
(unaudited)

4. Security Valuation (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s
Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Accounts’ securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Account		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Diversified International Account
Common Stocks
Basic Materials	$ 3,257		$ 42,743	$ 85	$ 46,085
Communications		2,197	22,092	—	24,289
Consumer, Cyclical		144	46,642	—	46,786
Consumer, Non-cyclical		1,590	53,703	—	55,293
Diversified		—	5,330	—	5,330
Energy		4,355	28,985	—	33,340
Financial		550	84,019	11	84,580
Industrial		—	32,613	—	32,613
Technology		892	20,733	—	21,625
Utilities		—	8,250	—	8,250
Preferred Stocks
Basic Materials		—	1,720	—	1,720
Communications		—	721	—	721
Financial		—	1,330	—	1,330
Utilities		—	143	—	143
Repurchase Agreements		—	3,790	—	3,790
	Total investments in securities	$ 12,985	$ 352,814	$ 96	$ 365,895

	Pro Forma Notes to Financial Statements
	December 31, 2009
	(unaudited)

4. Security Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Account		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
International SmallCap Account
Common Stocks
Basic Materials	$ —		$ 9,536	$ —	$ 9,536
Communications		—	4,671	—	4,671
Consumer, Cyclical		—	15,334	—	15,334
Consumer, Non-cyclical		54	11,862	—	11,916
Diversified		—	865	—	865
Energy		—	8,564	—	8,564
Financial		—	19,265	—	19,265
Industrial		—	22,421	—	22,421
Technology		—	5,145	82	5,227
Utilities		—	1,915	—	1,915
Preferred Stocks
Communications		—	635	—	635
Repurchase Agreements		—	835	—	835
	Total investments in securities	$ 54	$ 101,048	$ 82	$ 101,184

The changes in investments measured at fair value for which the Accounts’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):
						Transfers
	Value			Change in	Net	In and/or	Value
	December	Accrued	Realized	Unrealized	Purchases/	Out of	December
Account	31, 2008	Discount/Premium	Gain/(Loss)	Gain/(Loss)	Sales	Level 3	31, 2009
Diversified International Account
Common Stocks
Basic Materials	$ —	$ —	$ —	$ 9	$ 76	$ —	$ 85
Communications	2,623	—	—	—	—	(2,623)	—
Financial	—	—	—	11	—	—	11
Industrial	1,589	—	—	—	—	(1,589)	—
Utilities	2	—	(21)	29	(10)	—	—
Total	$ 4,214	$ —	$ (21)	$ 49	$ 66	$ (4,212)	$ 96

International SmallCap Account
Common Stocks
Industrial	$ 58	$ —	$ —	$ (58)	$ —	$ —	$ —
Technology	—	—	(10)	(6)	99	—	82
Total	$ 58	$ —	$ (10)	$ (64)	$ 99	$ —	$ 82

5. Repurchase Agreements
The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

6. Capital Shares
The pro forma net asset value per share assumes issuance of shares of Diversified International Account that would have been issued at December 31, 2009, in connection with the Reorganization. The number of shares assumed to be issued is equal to the net assets of
International SmallCap Account, as of December 31, 2009, divided by the net asset value per share of the Diversified International
Account as of December 31, 2009. The pro forma number of shares outstanding, by class, for the combined fund can be found on the statement of assets and liabilities.

Pro Forma Notes to Financial Statements
December 31, 2009
(unaudited)

7. Pro Forma Adjustments
The accompanying pro forma financial statements reflect changes in fund shares as if the Reorganization had taken place on
December 31, 2009. The expenses of the International SmallCap Account were adjusted assuming the fee structure of the Diversified
International Account was in effect for the twelve months ended December 31, 2009.

8. Distributions
No provision for federal income taxes is considered necessary because each fund is qualified as a “regulated investment company”
under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Pro Forma Notes to Financial Statements
December 31, 2009
(unaudited)

1. Description of the Funds
Short-Term Bond Account and Short-Term Income Account are series of Principal Variable Contracts Funds, Inc. (the “Fund”). The
Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2. Basis of Combination
On March 15, 2010, the Board of Directors of Principal Variable Contracts Funds, Inc., Short-Term Bond Account approved an
Agreement and Plan of Reorganization (the “Reorganization”) whereby, Short-Term Income Account will acquire all the assets of
Short-Term Bond Account subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of
Short-Term Income Account.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2009. The unaudited pro forma schedules of investments and statements of assets and liabilities reflect the financial position of Short-Term Bond Account and Short-Term Income
Account at December 31, 2009. The unaudited pro forma statements of operations reflect the results of operations of Short-Term Bond
Account and Short-Term Income Account for the twelve months ended December 31, 2009. The statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the dates indicated above for Short-Term Bond
Account and Short-Term Income Account under U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of Short-Term Income Account for pre-combination periods will not be restated. Short-Term Income Account will be the surviving entity for accounting purposes.

Principal Management Corporation will pay all expenses and out-of-pocket fees incurred in connection with the Reorganization, including printing, mailing, and legal fees. These expenses and fees are expected to total $32,000.

The pro forma schedules of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.

3. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4. Security Valuation
Short-Term Bond Account and Short-Term Income Account value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service.
Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Pro Forma Notes to Financial Statements
December 31, 2009
(unaudited)

4. Security Valuation (Continued)
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

--Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

--Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

--Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments).
Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s
Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

Pro Forma Notes to Financial Statements
December 31, 2009
(unaudited)

4. Security Valuation (Continued)
The following is a summary of the inputs used as of December 31, 2009 in valuing the Accounts’ securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Account	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Short-Term Bond Account
Bonds	$ —	$ 97,540	$ 1,658	$ 99,198
Repurchase Agreements	—	711	—	711
U.S. Government & Government Agency Obligations	—	26,379	—	26,379
Total investments in securities	$ —	$ 124,630	$ 1,658	$ 126,288

Short-Term Income Account
Bonds	$ —	$ 67,184	$ 94	$ 67,278
Repurchase Agreements	—	1,726	—	1,726
U.S. Government & Government Agency Obligations	—	5,544	—	5,544
Total investments in securities	$ —	$ 74,454	$ 94	$ 74,548
Futures**	$ 124	$ —	$ —	$ 124

**Futures are valued at the unrealized appreciation/depreciation on the instrument.

The changes in investments measured at fair value for which the Accounts’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):
Transfers
	Value			Change in	Net	In and/or	Value
	December	Accrued	Realized	Unrealized	Purchases/	Out of	December
Account	31, 2008	Discount/Premium	Gain/(Loss)	Gain/(Loss)	Sales	Level 3	31, 2009
Short-Term Bond Account
Bonds	$ 53	$ —	$ (356)	$ 675	$ (285)	$ 1,571	$ 1,658
Total	$ 53	$ —	$ (356)	$ 675	$ (285)	$ 1,571	$ 1,658

Short-Term Income Account
Bonds	$ —	$ —	$ —	$ 22	$ (12)	$ 84	$ 94
Total	$ —	$ —	$ —	$ 22	$ (12)	$ 84	$ 94

5. Repurchase Agreements
The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

6. Futures Contracts
The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation)
of investments on the statements of assets and liabilities. When the contracts are closed, the Account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Pro Forma Notes to Financial Statements
December 31, 2009
(unaudited)

7. Capital Shares
The pro forma net asset value per share assumes issuance of shares of Short-Term Income Account that would have been issued at
December 31, 2009, in connection with the Reorganization. The number of shares assumed to be issued is equal to the net assets of
Short-Term Bond Account, as of December 31, 2009, divided by the net asset value per share of the Short-Term Income Account as of
December 31, 2009. The pro forma number of shares outstanding, by class, for the combined fund can be found on the statement of assets and liabilities.

8. Pro Forma Adjustments
The accompanying pro forma financial statements reflect changes in fund shares as if the Reorganization had taken place on
December 31, 2009. The expenses of the Short-Term Bond Account were adjusted assuming the fee structure of the Short-Term
Income Account was in effect for the twelve months ended December 31, 2009.

9. Distributions
No provision for federal income taxes is considered necessary because each fund is qualified as a “regulated investment company”
under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.